SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-90649)
      UNDER THE SECURITIES ACT OF 1933   [x]



      Pre-Effective Amendment No.        [  ]



      Post-Effective Amendment No.  64   [x]

and
REGISTRATION STATEMENT UNDER THE INVESTMENT

                      COMPANY ACT OF 1940 (No. 811-4008)   [x]



          Amendment No.                                    [  ]

Fidelity Investment Trust
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, MA  02109
(Address Of Principal Executive Offices)
Registrant's Telephone Number:  (617) 563-7000
Arthur S. Loring, Secretary
82 Devonshire Street,
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective:
 (  ) immediately upon filing pursuant to paragraph (b)
 (x) on December 30, 1995 pursuant to paragraph (b)
 (  ) 60 days after filing pursuant to paragraph (a)(i)
 (  ) on          pursuant to paragraph (a)(i)
 (  ) 75 days after filing pursuant to paragraph (a)(ii)
 (  ) on             pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the Notice required by such Rule on or before December 31, 1995.
FIDELITY'S BROADLY DIVERSIFIED INTERNATIONAL EQUITY FUNDS
   FIDELITY INTERNATIONAL GROWTH & INCOME FUND, FIDELITY DIVERSIFIED INTERNATIONAL FUND, FIDELITY INTERNATIONAL VALUE FUND, FIDELITY
OVERSEAS FUND, AND FIDELITY WORLDWIDE FUND

CROSS REFERENCE SHEET
FORM N-1A
ITEM NUMBER PROSPECTUS SECTION

1...................................    Cover Page
 ...

2a..................................    Expenses
 ..

  b,                                    Contents; The Funds at a Glance; Who May Want to
c................................       Invest

3a..................................    Financial Highlights
 ..

                                        *
b...................................
 .

c,d.................................    Performance
 ..

4a                                      Charter
i.................................

                                        The Funds at a Glance; Investment Principles and
ii...............................       Risks

b...................................    Investment Principles and Risks
 ..

                                        Who May Want to Invest; Investment Principles and
c....................................   Risks

5a..................................    Charter
 ..

b(i)................................    Cover Page: The Funds at a Glance; Doing Business
                                        with Fidelity; Charter

                                        Charter
(ii)..............................

     (iii)...........................   Expenses; Breakdown of Expenses

  c................................     Charter

  c,                                    Charter; Breakdown of Expenses
d................................

                                        Cover Page; Charter
e....................................

                                        Expenses
f....................................

g(i)................................    Charter
 ..

(ii).................................   *
 ..

5A.................................     Performance
 .

6a                                      Charter
i.................................

                                        How to Buy Shares; How to Sell Shares; Transaction
ii................................      Details; Exchange Restrictions

                                        Charter
iii...............................

                                        *
b...................................
 .

                                        Exchange Restrictions; Transaction Details
c....................................

                                        *
d...................................
 .

                                        Doing Business with Fidelity; How to Buy Shares;
e....................................   How to Sell Shares; Investor Services

f,g.................................    Dividends, Capital Gains, and Taxes
 ..

7a..................................    Cover Page; Charter
 ..

                                        Expenses; How to Buy Shares; Transaction Details
b...................................
 .

                                        *
c....................................

                                        How to Buy Shares
d...................................
 .

e....................................   *

  f ................................    *

8...................................    How to Sell Shares; Investor Services; Transaction
 ...                                     Details; Exchange Restrictions

9...................................    *
 ...


*  Not Applicable
FIDELITY'S BROADLY DIVERSIFIED INTERNATIONAL EQUITY FUNDS
FIDELITY INTERNATIONAL GROWTH & INCOME FUND, FIDELITY INTERNATIONAL VALUE FUND, FIDELITY DIVERSIFIED INTERNATIONAL FUND, FIDELITY OVERSEAS FUND, AND FIDELITY WORLDWIDE FUND

CROSS REFERENCE SHEET
(continued)
FORM N-1A
ITEM NUMBER  STATEMENT OF ADDITIONAL INFORMATION SECTION

10,   11..........................     Cover Page

12..................................   Description of the Trust
 ..

13a -                                  Investment Policies and Limitations
c............................

                                       *
d..................................

14a -                                  Trustees and Officers
c............................

15a..............................      *

                                       *
b..................................

                                       Trustees and Officers
c..................................

16a                                    FMR, Portfolio Transactions
i................................

                                       Trustees and Officers
ii..............................

                                       Management Contracts
iii.............................

                                       Management Contracts
b.................................

     c,                                Contracts with FMR Affiliates
d.............................

     e -                               *
g...........................

                                       Description of the Trust
h.................................

                                       Contracts with FMR Affiliates
i.................................

17a -                                  Portfolio Transactions
d............................

     e..............................   *

18a................................    Description of the Trust
 ..

                                       *
b.................................

19a................................    Additional Purchase and Redemption Information
 ..

                                       Additional Purchase and Redemption Information;
b..................................    Valuation of Portfolio Securities

                                       *
c..................................

20..................................   Distributions and Taxes
 ..

21a,                                   Contracts with FMR Affiliates
b..............................

                                       *
c.................................

22a..............................      *

b..............................        Performance

23..................................   Financial Statements
 ..


* Not Applicable



Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of
   the     fund   s'     most recent financial report and portfolio
listing   s    , or a copy of the Statement of Additional Information (SAI)
dated     December 30, 1995.     The SAI has been filed with the Securities
and Exchange Commission (SEC) and is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-8888.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK,
INCLUDING THE POSSIBLE LOSS OF PRINCIPAL    AMOUNT INVESTED    .
LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED
BY THE SECURITIES AND
EXCHANGE COMMISSION OR
ANY STATE SECURITIES
COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE
SECURITIES COMMISSION
PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.
   IBD    -pro-1295
Each of    these     international funds is a   n equity     fund. Each
seeks to increase the value of your investment over the long-term by investing in securities around the world.
FIDELITY'S
BROADLY DIVERSIFIED
INTERNATIONAL EQUITY
FUNDS
   FIDELITY INTERNATIONAL GROWTH & INCOME FUND
FIDELITY DIVERSIFIED INTERNATIONAL FUND
FIDELITY INTERNATIONAL VALUE FUND
FIDELITY OVERSEAS FUND
FIDELITY WORLDWIDE FUND
PROSPECTUS
   DECEMBER 30, 1995(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109
CONTENTS



KEY FACTS                                THE FUNDS AT A GLANCE

                                         WHO MAY WANT TO INVEST

                                         EACH FUND'S YEARLY OPERATING EXPENSES

                                         FINANCIAL HIGHLIGHTS A summary of each fund's
                                         financial data.

                                         PERFORMANCE How each fund has done over
                                         time.

THE FUNDS IN DETAIL                      CHARTER How each fund is organized.

                                         INVESTMENT PRINCIPLES AND RISKS Each fund's
                                         overall approach to investing.

                                         BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT                             DOING BUSINESS WITH FIDELITY

                                         TYPES OF ACCOUNTS Different ways to set up
                                         your account, including tax-sheltered retirement
                                         plans.

                                         HOW TO BUY SHARES Opening an account and making additional investments.

                                         HOW TO SELL SHARES Taking money out and
                                         closing your account.

                                         INVESTOR SERVICES Services to help you manage
                                         your account.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS Share price calculations
                                         and the timing of purchases and redemptions.

                                         EXCHANGE RESTRICTIONS


   KEY FACTS


THE FUNDS AT A GLANCE
   These broadly diversified funds do not focus on any one region or country. Instead, they span the globe looking for investments that fit their criteria. As with any mutual fund, there is no assurance that a fund will achieve its goal.
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager. Foreign affiliates of FMR may help choose investments for the funds.
   INTERNATIONAL GROWTH & INCOME FUND
GOAL: Growth of capital and current income.
STRATEGY: Invests mainly in foreign securities. While the fund focuses on equity securities, it also invests a significant portion of its assets in debt securities.
SIZE: As of October 31, 1995, the fund had over $903 million in assets.

DIVERSIFIED INTERNATIONAL FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in foreign equity securities that are determined, through both technical and fundamental analysis, to be undervalued compared to others in their industries and countries.
       SIZE:    As of October 31, 1995, the fund had over $295 million in
assets.
INTERNATIONAL VALUE FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of foreign issuers with valuable assets or that FMR believes are undervalued in the marketplace.
   SIZE: As of October 31, 1995, the fund had over $56 million in assets.

OVERSEAS FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities outside the U.S.
   SIZE: As of October 31, 1995, the fund had over $2.2 billion in assets.
WORLDWIDE FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities issued by companies of all sizes anywhere in the world, including the U.S.
   SIZE: As of October 31, 1995, the fund had over $659 million in assets.

WHO MAY WANT TO INVEST
The funds may be appropriate for investors who want to pursue their investment goals in markets outside the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world. However, it is important to note that investments in foreign securities involve risks in addition to those of U.S. investments.
The value of the funds' investments will vary from day to day, and generally reflect market conditions, interest rates, and other company, political, or economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors. Over time, however, stocks have shown greater growth potential than other types of securities. Bond values fluctuate based on changes in interest rates and in the credit quality of the issuer.
In addition to those general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which a fund invests. These risks are particularly significant for funds that invest in emerging markets. See "INVESTMENT PRINCIPLES AND RISKS" on page .
Broadly diversified funds could be appropriate for investors first entering the international markets or those who are interested in broad participation in multiple markets around the world. When you sell your shares, they may be worth more or less than what you paid for them. By
themselves,    the     funds    do not     constitute a balanced investment
plan.


EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy   ,
sell    or hold     shares of a fund. See page         for    more
information about these fees    .
ANNUAL FUND OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee that, for Diversified International,
International Value   ,     and Overseas Fund   ,     varies based on its
performance. Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. A fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see page ).
   The following are projections based on historical expenses, and are
calculated as a percentage of average net assets.     A portion of the
brokerage commissions that the funds paid was used to reduce fund expenses.
   Including     this reduction, the total fund operating expenses
   presented in the table     would have been    1.12    % for Diversified
International Fund,    1.18    % for International Growth & Income
Fund   ,     and    1.16    % for Worldwide Fund.
EXAMPLES: Let's say, hypothetically, that each fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, the table below indicates how much you would pay in total expenses if you close your account after the number of years indicated.
These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.
      Transaction    Operating    Examples
      expenses       expenses


   INTERN          Maxim             None           Man             .77%                    After           $
   ATIONA          um                               age                                     1               1
   L
              sales                            ment                                    year            2
   GROWT           charge                           fee
   H &             on
   INCOM           purcha
   E               ses
   FUND            and
                   reinves
                   ted
                   distribu
                   tions

                   Deferr            None           12b-            None                    After           $
                   ed                               1 fee                                   3               3
                   sales                                                                    year            7
                   charge                                                                   s
                   on
                   redem
                   ptions

                   Excha             None           Othe            .41%                    After           $
                   nge                              r                                       5               6
                   fee                              expe                                    year            5
                                                    nses                                    s

                   Annual            $12.0          Total           1.18                    After           $
                   accoun            0              fund            %                       10              1
                   t                                oper                                    year            4
                   mainte                           ating                                   s               3
                   nance                            expe
                   fee
                             nses
                   (for
                   accoun
                   ts
                   under
                   $2,500
                   )

DIVER           Maxim             None           Man                .69    %             After           $
SIFIED          um                               age                                     1                  1
INTERN          sales                            ment                                    year               2
ATIONA          charge                           fee
L FUND          on
                purcha
                ses
                   and
                   reinves
                   ted
                   distribu
                   tions

                Deferr            None           12b-            None                    After           $
                ed                               1 fee                                   3                  3
                sales                                                                    year               6
                charge                                                                   s
                on
                redem
                ptions

                   Excha          None           Othe               .44    %             After           $
                   nge                           r                                       5                  6
                fee                              expe                                    year               2
                                                 nses                                    s

                Annual            $12.0          Total              1.13                 After           $
                accoun            0              fund                   %                10                 1
                t                                oper                                    year               3
                mainte                           ating                                   s                  7
                nance                            expe
                fee                              nses
                (for
                accoun
                ts
                under
                $2,500
                )

INTERN          Maxim             None           Man                .77    %                After           $
ATIONA          um                               age                                        1               1
L               sales                            ment                                       year            7
VALUE           charge                           fee
FUND            on
                purcha
                ses
                   and
                   reinves
                   ted
                   distribu
                   tions

                Deferr            None           12b-            None                    After           $
                ed                               1 fee                                      3               5
                sales                                                                    year               4
                charge                                                                      s
                on
                redem
                ptions

                   Excha          None           Othe               .95    %             After           $
                   nge                           r                                          5               9
                fee                              expe                                    year               3
                                                 nses                                    s

                Annual            $12.0          Total              1.72                    After           $
                accoun            0              fund                   %                   10              2
                t                                oper                                       year            0
                mainte                           ating                                      s               3
                nance                            expe
                fee
                          nses
                   (for
                   accoun
                   ts
                   under
                   $2,500
                   )

OVERS           Maxim             None           Man                .69    %             After           $
EAS             um                               age                                     1                  11
FUND            sales                            ment                                    year
                charge                           fee
                on
                purcha
                ses
                   and
                   reinves
                   ted
                   distribu
                   tions

                Deferr            None           12b-            None                    After           $
                ed                               1 fee                                   3                  3
                sales                                                                    year               3
                charge                                                                   s
                on
                redem
                ptions

                   Excha          None           Othe               .36    %             After           $
                   nge                           r                                       5                  5
                fee                              expe                                    year               8
                                                 nses                                    s

                Annual            $12.0          Total              1.05                 After           $
                accoun            0              fund                   %                10                 1
                t                                oper                                    year               2
                mainte                           ating                                   s                  8
                nance                            expe
                fee                              nses
                (for
                accoun
                ts
                under
                $2,500
                )

WORLD           Maxim             None           Man                .77    %             After           $
WIDE            um                               age                                     1                  1
FUND            sales                            ment                                    year               2
                charge                           fee
                on
                purcha
                ses
                   and
                   reinves
                   ted
                   distribu
                   tions

                Deferr            None           12b-            None                    After           $
                ed                               1 fee                                   3                  3
                sales                                                                    year               7
                charge                                                                   s
                on
                redem
                ptions

                   Excha          None           Othe               .40    %             After           $
                   nge                           r                                       5                  6
                fee                              expe                                    year               4
                                                 nses                                    s

                Annual            $12.0          Total              1.17                 After           $
                accoun            0              fund                   %                10                 1
                t                                oper                                    year               4
                mainte                           ating                                   s                  2
                nance                            expe
                fee                              nses
                (for
                accoun
                ts
                under
                $2,500
                )


FINANCIAL HIGHLIGHTS
The tables that follow are included in    the     funds   '     Annual
Report and have been audited by Coopers & Lybrand L.L.P., independent accountants. Their reports on the financial statements and financial highlights are included in the Annual Report. The financial statements and financial highlights are incorporated by reference into (are legally a part of) the funds' Statement of Additional Information.
   INTERNATIONAL GROWTH & INCOME



   1.Sele
   cted
   Per-Sh
   are
   Data
   and
   Ratios

   2.Years     1995        1994        1993        1992       1991      1990       1989       1988              1987G
   ended
   Octobe
   r 31

   3.Net      $ 17.54     $ 17.25     $ 13.29     $ 13.99    $ 13.71   $ 12.87    $ 11.81    $ 10.42         $ 10.00
   asset
   value,
   beginni
   ng of
   period

   4.Inco
   me
   from
   Invest
   ment
   Operati
   ons

   5. Net       .54         .38D        .14D        .31        .30B      .25        .30        .16           .09
   invest
   ment
   income

   6. Net       .28H        .02H        4.14        (.84)      .41       .75        .96        1.26              .39
   realize
   d and
   unreali
   zed
   gain
   (loss)
   on
   invest
   ments

   7. Tota      .82         .40         4.28        (.53)      .71       1.00       1.26       1.42       .48
   l from
   invest
   ment
   operati
   ons

   8.Less
   Distrib
   utions

   9. Fro       (.21)K      (.03)      (.31)       (.16)      (.38)     (.16)      (.13)      --                (.06)
   m net
   invest
   ment
   income

   10. Fr       (.32)K      (.05)       (.01)C     (.01)C     (.05)     --         (.07)C     (.03)C            --
   om net                                                        C
   realize
   d gain

   11. In       --          (.03)       --          --         --        --         --         --                --
   excess
   of net
   realize
   d gain

   12. To       (.53)       (.11)       (.32)       (.17)      (.43)     (.16)      (.20)      (.03)             (.06)
   tal
   distribu
   tions

   13.Net      $ 17.83     $ 17.54     $ 17.25     $ 13.29    $ 13.99   $ 13.71    $ 12.87    $ 11.81           $ 10.42
   asset
   value,
   end of
   period

   14.Tota      4.95%       2.33%       32.94%      (3.81)     5.43      7.79%      10.85%     13.68%            4.69%
   l                                                   %                 %
   return F,
   I

   15.Net      $ 903,235   $ 1,367,9   $ 1,002,8   $ 60,007   $ 49,73   $ 35,380   $ 26,333   $ 31,662          $ 40,822
   assets,                    38          47                     8
   end of
   period
   (000
   omitted
   )

   16.Rati      1.18%       1.21%       1.52%       1.62%      1.89      1.98%      1.92%     2.58%            2.72%
   o of                                                           %                   E         E             A
   expens
   es to
   averag
   e net
   assets

   17.Rati     2.98%       2.16%       .87%        2.78%      2.86      2.31%      1.98%      1.08%             1.23%
   o of                                                          %                                             A
   net
   invest
   ment
   income
   to
   averag
   e net
   assets

   18.Port     141%        173%        24%         76%        117       102%       147%       112%              158%
   folio                                                        %                                              A
   turnov
   er rate



   A ANNUALIZED
   B INCLUDES $.02 PER SHARE FROM RECOVERY OF FOREIGN TAXES PREVIOUSLY
WITHHELD ON DIVIDEND
   AND INTEREST PAYMENTS.
   C INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN
CURRENCY RELATED
   TRANSACTIONS TAXABLE AS ORDINARY INCOME.
   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES
   OUTSTANDING DURING THE PERIOD.
   E EFFECTIVE AUGUST 5, 1988, FMR VOLUNTARILY AGREED TO REIMBURSE THE
FUND TO THE EXTENT THAT
   AGGREGATE OPERATING EXPENSES WERE IN EXCESS OF AN ANNUAL RATE OF
2.00% OF THE AVERAGE
   NET ASSETS. FOR THE YEAR ENDED OCTOBER 31, 1989, NET INVESTMENT
INCOME PER SHARE
   INCLUDED A REIMBURSEMENT OF $0.01 PER SHARE FROM FIDELITY SERVICE
CO. FOR ADJUSTMENTS TO
   PRIOR PERIODS' FEES. IF THESE EXPENSE REDUCTIONS HAD NOT EXISTED,
THE RATIO OF EXPENSES TO
   AVERAGE NET ASSETS WOULD HAVE BEEN 2.16%, FOR 1989 AND LIMITED TO
2.58% IN ACCORDANCE
   WITH A STATE EXPENSE LIMITATION IN 1988.
   F TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED AND DO NOT INCLUDE THE
   ONE TIME SALES CHARGE.
   G FROM DECEMBER 31, 1986 (COMMENCEMENT OF OPERATIONS) TO OCTOBER
31, 1987.
   H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND
WITH THE AGGREGATE NET LOSS
   ON INVESTMENTS FOR THE PERIOD ENDED DUE TO THE TIMING OF SALES
AND REPURCHASES OF FUND SHARES
   IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF
THE FUND.
   I THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
   PERIODS SHOWN.
   J EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF
POSITION 93-2 "DETERMINATION,
   DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME,
CAPITAL GAIN, AND RETURN OF
   CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET
INVESTMENT INCOME PER SHARE
   MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX
DIFFERENCES.
   K THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO
BOOK TO TAX DIFFERENCES.


   DIVERSIFIED INTERNATIONAL

   19.Sel
   ected
   Per-Sh
   are
   Data
   and
   Ratios

   20.Year           1995              1994              1993              1992E
   s
   ended
   Octobe
   r 31

   21.Net            $ 12.46           $ 11.32           $ 8.46            $ 10.00
   asset
   value,
   beginni
   ng of
   period

   22.Inco
   me
   from
   Invest
   ment
   Operati
   ons

   23. N              .22               .05               .07               .07
   et
   invest
   ment
   income

   24. N              .47               1.20              2.89              (1.61)
   et
   realize
   d and
   unreali
   zed
   gain
   (loss)
   on
   invest
   ments

   25. To             .69               1.25              2.96              (1.54)
   tal
   from
   invest
   ment
   operati
   ons

   26.Les
   s
   Distrib
   utions

   27. Fr             (.03)             (.01)             (.10)             --
   om net
   invest
   ment
   income

   28. Fr             (.39)             (.10)             --                --
   om net
   realize
   d gain

   29. To             (.42)             (.11)             (.10)             --
   tal
   distribu
   tions

   30.Net            $ 12.73           $ 12.46           $ 11.32           $ 8.46
   asset
   value,
   end of
   period

   31.Tota            6.02%             11.14%            35.38%            (15.40)%
   l
   returnB,
   C

   32.Net            $ 295,01          $ 351,15          $ 255,02          $ 36,439
   assets,           7                 2                 9
   end of
   period
   (000
   omitted
   )

   33.Rati            1.13%             1.25%             1.47%             2.00%A,
   o of              G
   expens
   es to
   averag
   e net
   assets

   34.Rati            1.12%             1.25%             1.47%             2.00%A
   o of              G
   expens
   es to
   averag
   e net
   assets
   after
   expens
   e
   reducti
   ons

   35.Rati            1.55%             .96%              .84%              1.38%A
   o of
   net
   invest
   ment
   income
   to
   averag
   e net
   assets

   36.Port            101%              89%               56%               56%A
   folio
   turnov
   er rate


   A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FROM DECEMBER 27, 1991 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1992. F EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2 "DETERMINATION, DISCLOSURE AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G FMR HAS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE FUND'S EXPENSES.
INTERNATIONAL VALUE
37.Sel
   ected
   Per-Sh
   are
   Data
   and
   Ratios

   38.Year           1995B
   ended
   Octobe
   r 31

   39.Net            $ 10.00
   asset
   value,
   beginni
   ng of
   period

   40.Inco
   me
   from
   Invest
   ment
   Operati
   ons

   41. N              .11A
   et
   invest
   ment
   income

   42. N              .52
   et
   realize
   d and
   unreali
   zed
   gain
   (loss)

   43. To             .63
   tal
   from
   invest
   ment
   operati
   ons

   44.Net            $ 10.63
   asset
   value,
   end of
   period

   45.Tota            6.30%
   l
   return

   46.Net            $ 56,828
   assets,
   end of
   period
   (000
   omitted
   )

   47.Rati            1.72%
   o of
   expens
   es to
   averag
   e net
   assets

   48.Rati            1.08%
   o of
   net
   invest
   ment
   income
   to
   averag
   e net
   assets

   49.Port            109%
   folio
   turnov
   er rate

   A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
B FROM NOVEMBER 1, 1994 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1995.
OVERSEAS



    50.Sel
 ected
 Per-Sh
 are
 Data
 and
 Ratios

 51.Year
1995         1994          1993          1992         1991        1990          1989        1988          1987          1986
 s
 ended
 Octobe
 r 31

 52.Net
$ 29.17      $ 27.16       $ 21.96       $ 26.92      $ 27.47     $ 26.30       $ 25.30     $ 30.90       $ 26.91       $ 15.92
 asset
 value,
 beginni
 ng of
 period

 53.Inco
 me
 from
 Invest
 ment
 Operati
 ons

 54. N
 .31          .18           .27           .46          .54         .35           .30         .30           (.19)         (.03)
 et
 invest
 ment
 income

 55. N
(.44)         2.26          7.40          (3.82)       .45         2.16          1.28        2.34          7.49          11.15
 et
 realize
 d and
 unreali
 zed
 gain
 (loss)
 on
  invest
 ments

 56. To
(.13)         2.44          7.67          (3.36)       .99         2.51          1.58        2.64          7.30          11.12
 tal
 from
 invest
 ment
 operati
 ons

 57.Les
 s
 Distrib
 utions

 58. Fr
(.02)F        (.15)         (.37)         (.44)        (.46)       (.21)         (.24)       --            --            --
 om net
 invest
 ment
 income

 59. In
--            (.17)         --            --           --          --            --          --            --            --
 excess
 of net
 invest
 ment
 income

 60. Fr
(.45)F        (.11)         (2.10)        (1.16)       (1.08)      (1.13)        (.34)       (8.24)        (3.31)        (.13)
 om net
 realize
 d gain

 61. To
(.47)         (.43)         (2.47)        (1.60)       (1.54)      (1.34)        (.58)       (8.24)        (3.31)        (.13)
 tal
 distribu
 tions

 62.Net
$ 28.57      $ 29.17       $ 27.16       $ 21.96      $ 26.92     $ 27.47       $ 26.30     $ 25.30       $ 30.90       $ 26.91
 asset
 value,
 end of
 period

 63.Tota
(.34%         9.13%         39.01%        (13.05)      4.12        9.58%         6.40        11.62%        28.74%        70.29
 l   )                                    %            %                         %                                       %
 returnD

 64.Net
$ 2,276,3    $ 2,283,2     $ 1,490,6     $ 801,84     $ 969,4     $ 1,011,1     $ 876,5     $ 1,149,7     $ 1,393,4     $ 1,766,
 assets,
06           11            66            5            36          52            67          63            42            012
 end of
 period
 (000
 omitted
 )

 65.Rati
1.05%         1.24%         1.27%         1.52         1.53        1.26%         1.06        1.38%         1.71%         1.57
 o of                                     %            %                         %                                       %
 expens
 es to
 averag
 e net
 assets

 66.Rati
1.78%         .90%          1.00%         1.78         2.19        1.34%         1.06        1.21%         (.53)         (.32)
 o of net                                 %            %                         %                         %             %
 investm
 ent
 income
 to
 averag
 e net
 assets

 67.Port
49%           49%           64%           122          132         96%           100         115%          122%          107
 folio                                    %            %                         %                                       %
 turnov
 er rate



   A AS OF NOVEMBER 1, 1991, THE FUND DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
   B INCLUDES $.08 PER SHARE FROM RECOVERY OF FOREIGN TAXES PREVIOUSLY WITHHELD ON
   DIVIDEND AND INTEREST PAYMENTS.
   C INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN CURRENCY RELATED
   TRANSACTIONS TAXABLE AS ORDINARY INCOME.
   D TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   E EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2 "DETERMINATION,
   DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF
   CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES. AS A RESULT, NET INVESTMENT INCOME PER
   SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
   F THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.


   WORLDWIDE

   68.Sel
   ected
   Per-Sh
   are
   Data
   and
   Ratios

   69.Year           1995             1994             1993             1992             1991             1990F
   s
   ended
   Octobe
   r 31

   70.Net            $ 13.96          $ 12.76          $ 9.63           $ 9.61           $ 8.95           $ 10.00
   asset
   value,
   beginni
   ng of
   period

   71.Inco
   me
   from
   Invest
   ment
   Operati
   ons

   72. N              .17              .08              .11              .20              .21              .05
   et
   invest
   ment
   income

   73. N              (.08)            1.37             3.28             (.08)            .53              (1.10)
   et
   realize
   d and
   unreali
   zed
   gain
   (loss)
   on
   invest
   ments

   74. To             .09              1.45             3.39             .12              .74              (1.05)
   tal
   from
   invest
   ment
   operati
   ons

   75.Les
   s
   Distrib
   utions

   76. Fr             (.16)            (.10)            (.24)            (.10)            (.08)            --
   om net            H
   invest
   ment
   income

   77. Fr             (.57)            (.15)            (.02)            --               --               --
   om net            H                                 B
   realize
   d gain

   78. To             (.73)            (.25)            (.26)            (.10)            (.08)            --
   tal
   distribu
   tions

   79.Net            $ 13.32          $ 13.96          $ 12.76          $ 9.63           $ 9.61           $ 8.95
   asset
   value,
   end of
   period

   80.Tota            .95              11.55            36.10            1.32             8.33             (10.50)%
   l                 %                %                %                %                %
   returnD
   ,E

   81.Net            $ 659,0          $ 748,7          $ 287,2          $ 103,6          $ 105,0          $ 94,851
   assets,           45               38               78               27               29
   end of
   period
   (000
   omitted
   )

   82.Rati            1.17             1.32             1.40             1.51             1.69             2.00%A
   o of              %I               %                %                %                %                ,C
   expens
   es to
   averag
   e net
   assets

   83.Rati            1.16             1.32             1.40             1.51             1.69             2.00%A
   o of              %I               %                %                %                %
   expens
   es to
   averag
   e net
   assets
   after
   expens
   e
   reducti
   ons

   84.Rati            2.05             1.40             1.99             2.02             2.19             2.09%A
   o of              %                %                %                %                %
   net
   invest
   ment
   income
   to
   averag
   e net
   assets

   85.Port            70               69               57               130              129              123%A
   folio             %                %                %                %                %
   turnov
   er rate



   A ANNUALIZED
   B INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN CURRENCY
   RELATED TRANSACTIONS TAXABLE AS ORDINARY INCOME.
   C FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE
   PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S EXPENSE RATIO WOLD HAVE BEEN
   HIGHER.
   D TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT
   INCLUDE THE ONE TIME SALES CHARGE.
   E THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
   REDUCED DURING THE PERIODS SHOWN.
   F FROM MAY 30, 1990 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1990.
   G EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2
   "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME,
   CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A
   RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS
   RELATED TO BOOK TO TAX DIFFERENCES.
   H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX
   DIFFERENCES.
   I FMR HAS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE
   FUND'S EXPENSES.


PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN. The total returns that follow are based on historical fund results and do not reflect the effect of taxes.
Each fund's fiscal year runs from November 1 through October 31. The tables below show each fund's performance over past fiscal years compared to two measures: an unmanaged index of related stocks and not investing at all
   (    the Consumer Price Index (inflation or CPI)   )    . To help you
compare these funds to other funds, the charts on pages  and  display
calendar-year performance.    International Value Fund is not included
because it has not completed one full calendar year of operations when this prospectus was printed.
1.

UNDERSTANDING PERFORMANCE
Many markets around the globe offer the
potential for significant growth over time;
however, investing in foreign markets means
assuming greater risks than investing in the
United States. Factors like changes in a
country's financial markets, its local political
and economic climate, and the value of its
currency create these risks. Because these
funds invest in stocks, their performance is
also related to foreign stock markets. For
these reasons an international fund's
performance may be more volatile than that of
a fund that invests exclusively in the United
States.
(checkmark)
   Fiscal           Average Annual Total          Cumulative Total Return
   years            Return
   ended
   Octob
   er 31


                    Past 1           Past 5           Life of           Past 1           Past 5           Life of
                    year             years            fund              year             years            fund

   INTERN            4.               7.               8.                4.               44.              105.
   ATION            95%              68%              51%A              95%              79%              89%A
   AL
   GROW
   TH &
   INCO
   ME
   FUND
   *

   Morg              -.               6.               8.                -.               39.              98.
   an               37%              95%              06%               37%              94%              47%
   Stanl
   ey
   EAFE
   Index

   DIVER             6.                n               8.                6.                n               34.
   SIFIED           02%              /a               10%B              02%              /a               96%B
   INTERN
   ATION
   AL
   FUND

   Morg              .                 n               9.                .                 n               39.
   an               50%              /a               04%               50%              /a               55%
   Stanl
   ey
   GDP-
   weigh
   ted
   EAFE
   Index

   INTERN             n                n                n                 n                n               6.
   ATION            /a               /a               /a                /a               /a               30%C
   AL
   VALUE
   FUND

   Morg              -.               6.                n                -.               39.              -.
   an               37%              95%              /a                37%              94%              37%
   Stanl
   ey
   EAFE
   Index

   OVER              -.               6.                14.              -.               36.              290.
   SEAS             34%              48%              59%D              34%              87%              47%D
   FUND
   *

   Morg              -.               6.               13.               -.               39.              265.
   an               37%              95%              85%               37%              94%              72%
   Stanl
   ey
   EAFE
   Index

   WORL              .                10.              7.                .                68.              50.
   DWID             95%              96%              83%E              95%              23%              56%E
   E
   FUND
   *

   Morg              9.               10.              7.                9.               64.              46.
   an               48%              43%              24%               48%              20%              17%
   Stanl
   ey
   World
   Index

   Cons              2.               2.                n                2.               15.               n
   umer             81%              86%              /a                81%              13%              /a
   Price
   Index


   A FROM DECEMBER 31, 1986
B FROM DECEMBER 27, 1991
C FROM NOVEMBER 1, 1994
D FOR 10 YEARS ENDED OCTOBER 31, 1995
E FROM MAY 30, 1990
* PREVIOUSLY, THE FUND IMPOSED A SALES CHARGE. IF THIS SALES CHARGE WERE TAKEN INTO ACCOUNT, TOTAL RETURNS WOULD HAVE BEEN LOWER.
2.EXAMPLE: Mountain charts illustrate the growth of a hypothetical investment over time. For International Growth & Income, Diversified International and Worldwide Funds, the charts below show the growth in value of a $10,000 investment made in each fund on its start date through October 31, 1995. For Overseas Fund, the chart below shows the growth in value of a $10,000 investment over the past ten fiscal years. A chart for International Value will be included when the fund has more performance history.
INTERNATIONAL GROWTH & INCOME FUND
ASSET MANAGER: GROWTH
 Fiscal years 1986 1990 1995
Row: 1, Col: 1, Value: 10000.0
Row: 2, Col: 1, Value: 10670.0
Row: 3, Col: 1, Value: 11140.0
Row: 4, Col: 1, Value: 11620.0
Row: 5, Col: 1, Value: 12070.0
Row: 6, Col: 1, Value: 12150.0
Row: 7, Col: 1, Value: 12269.85
Row: 8, Col: 1, Value: 12780.68
Row: 9, Col: 1, Value: 13131.25
Row: 10, Col: 1, Value: 13241.61
Row: 11, Col: 1, Value: 10468.71
Row: 12, Col: 1, Value: 10197.45
Row: 13, Col: 1, Value: 10832.65
Row: 14, Col: 1, Value: 10449.73
Row: 15, Col: 1, Value: 10923.34
Row: 16, Col: 1, Value: 11396.96
Row: 17, Col: 1, Value: 11699.26
Row: 18, Col: 1, Value: 11548.11
Row: 19, Col: 1, Value: 11417.11
Row: 20, Col: 1, Value: 11417.11
Row: 21, Col: 1, Value: 10852.81
Row: 22, Col: 1, Value: 11245.8
Row: 23, Col: 1, Value: 11900.8
Row: 24, Col: 1, Value: 12112.42
Row: 25, Col: 1, Value: 12085.31
Row: 26, Col: 1, Value: 12310.82
Row: 27, Col: 1, Value: 12351.82
Row: 28, Col: 1, Value: 12351.82
Row: 29, Col: 1, Value: 12659.34
Row: 30, Col: 1, Value: 12300.57
Row: 31, Col: 1, Value: 12341.57
Row: 32, Col: 1, Value: 13510.13
Row: 33, Col: 1, Value: 13325.62
Row: 34, Col: 1, Value: 13858.64
Row: 35, Col: 1, Value: 13192.36
Row: 36, Col: 1, Value: 13684.38
Row: 37, Col: 1, Value: 14396.16
Row: 38, Col: 1, Value: 14147.23
Row: 39, Col: 1, Value: 13649.38
Row: 40, Col: 1, Value: 13639.01
Row: 41, Col: 1, Value: 13607.9
Row: 42, Col: 1, Value: 14489.5
Row: 43, Col: 1, Value: 14945.87
Row: 44, Col: 1, Value: 15640.78
Row: 45, Col: 1, Value: 14302.81
Row: 46, Col: 1, Value: 12923.35
Row: 47, Col: 1, Value: 14219.84
Row: 48, Col: 1, Value: 13898.31
Row: 49, Col: 1, Value: 13931.49
Row: 50, Col: 1, Value: 14424.45
Row: 51, Col: 1, Value: 15238.91
Row: 52, Col: 1, Value: 14692.37
Row: 53, Col: 1, Value: 14917.41
Row: 54, Col: 1, Value: 14895.98
Row: 55, Col: 1, Value: 14177.97
Row: 56, Col: 1, Value: 14670.93
Row: 57, Col: 1, Value: 14617.35
Row: 58, Col: 1, Value: 15088.88
Row: 59, Col: 1, Value: 14992.43
Row: 60, Col: 1, Value: 14574.48
Row: 61, Col: 1, Value: 15051.28
Row: 62, Col: 1, Value: 15029.58
Row: 63, Col: 1, Value: 15051.28
Row: 64, Col: 1, Value: 14562.96
Row: 65, Col: 1, Value: 15203.21
Row: 66, Col: 1, Value: 15886.86
Row: 67, Col: 1, Value: 15734.94
Row: 68, Col: 1, Value: 15224.91
Row: 69, Col: 1, Value: 15496.2
Row: 70, Col: 1, Value: 15235.76
Row: 71, Col: 1, Value: 14421.88
Row: 72, Col: 1, Value: 14389.33
Row: 73, Col: 1, Value: 14548.43
Row: 74, Col: 1, Value: 14681.8
Row: 75, Col: 1, Value: 15081.91
Row: 76, Col: 1, Value: 16204.44
Row: 77, Col: 1, Value: 17104.69
Row: 78, Col: 1, Value: 17504.8
Row: 79, Col: 1, Value: 17271.4
Row: 80, Col: 1, Value: 17849.33
Row: 81, Col: 1, Value: 18782.92
Row: 82, Col: 1, Value: 18660.67
Row: 83, Col: 1, Value: 19171.92
Row: 84, Col: 1, Value: 18516.18
Row: 85, Col: 1, Value: 19652.02
Row: 86, Col: 1, Value: 20681.04
Row: 87, Col: 1, Value: 20311.94
Row: 88, Col: 1, Value: 19226.99
Row: 89, Col: 1, Value: 19484.25
Row: 90, Col: 1, Value: 19842.17
Row: 91, Col: 1, Value: 19361.21
Row: 92, Col: 1, Value: 19685.58
Row: 93, Col: 1, Value: 19875.72
Row: 94, Col: 1, Value: 19417.14
Row: 95, Col: 1, Value: 19618.47
Row: 96, Col: 1, Value: 19014.48
Row: 97, Col: 1, Value: 19087.75
Row: 98, Col: 1, Value: 18441.1
Row: 99, Col: 1, Value: 18568.12
Row: 100, Col: 1, Value: 19630.47
Row: 101, Col: 1, Value: 19988.44
Row: 102, Col: 1, Value: 19734.4
Row: 103, Col: 1, Value: 19780.59
Row: 104, Col: 1, Value: 20946.87
Row: 105, Col: 1, Value: 20704.38
Row: 106, Col: 1, Value: 20854.49
Row: 107, Col: 1, Value: 20588.9
$
20,589
   DIVERSIFIED INTERNATIONAL FUND
ASSET MANAGER: GROWTH
 Fiscal years 1992 1994 1995
Row: 1, Col: 1, Value: 10000.0
Row: 2, Col: 1, Value: 10060.0
Row: 3, Col: 1, Value: 9860.0
Row: 4, Col: 1, Value: 9680.0
Row: 5, Col: 1, Value: 9140.0
Row: 6, Col: 1, Value: 9240.0
Row: 7, Col: 1, Value: 9750.0
Row: 8, Col: 1, Value: 9540.0
Row: 9, Col: 1, Value: 9190.0
Row: 10, Col: 1, Value: 9350.0
Row: 11, Col: 1, Value: 9140.0
Row: 12, Col: 1, Value: 8460.0
Row: 13, Col: 1, Value: 8460.0
Row: 14, Col: 1, Value: 8671.059999999999
Row: 15, Col: 1, Value: 8873.42
Row: 16, Col: 1, Value: 9176.959999999999
Row: 17, Col: 1, Value: 9915.57
Row: 18, Col: 1, Value: 10522.64
Row: 19, Col: 1, Value: 10785.71
Row: 20, Col: 1, Value: 10482.17
Row: 21, Col: 1, Value: 10805.94
Row: 22, Col: 1, Value: 11362.43
Row: 23, Col: 1, Value: 11210.66
Row: 24, Col: 1, Value: 11453.49
Row: 25, Col: 1, Value: 11028.54
Row: 26, Col: 1, Value: 11850.64
Row: 27, Col: 1, Value: 12739.44
Row: 28, Col: 1, Value: 12484.04
Row: 29, Col: 1, Value: 12085.61
Row: 30, Col: 1, Value: 12320.58
Row: 31, Col: 1, Value: 12300.15
Row: 32, Col: 1, Value: 12136.69
Row: 33, Col: 1, Value: 12555.55
Row: 34, Col: 1, Value: 12872.25
Row: 35, Col: 1, Value: 12504.47
Row: 36, Col: 1, Value: 12729.22
Row: 37, Col: 1, Value: 12044.75
Row: 38, Col: 1, Value: 11979.79
Row: 39, Col: 1, Value: 11428.51
Row: 40, Col: 1, Value: 11566.33
Row: 41, Col: 1, Value: 12128.21
Row: 42, Col: 1, Value: 12509.87
Row: 43, Col: 1, Value: 12615.88
Row: 44, Col: 1, Value: 12806.71
Row: 45, Col: 1, Value: 13633.63
Row: 46, Col: 1, Value: 13421.6
Row: 47, Col: 1, Value: 13676.04
Row: 48, Col: 1, Value: 13495.81
$
$13,496
   OVERSEAS
ASSET MANAGER: GROWTH
 Fiscal years 1985 1990 1995
Row: 1, Col: 1, Value: 10000.0
Row: 2, Col: 1, Value: 10716.08
Row: 3, Col: 1, Value: 11548.63
Row: 4, Col: 1, Value: 11896.67
Row: 5, Col: 1, Value: 13649.53
Row: 6, Col: 1, Value: 15997.22
Row: 7, Col: 1, Value: 16490.81
Row: 8, Col: 1, Value: 15965.58
Row: 9, Col: 1, Value: 17212.2
Row: 10, Col: 1, Value: 19154.9
Row: 11, Col: 1, Value: 20426.83
Row: 12, Col: 1, Value: 19477.63
Row: 13, Col: 1, Value: 17028.69
Row: 14, Col: 1, Value: 18623.35
Row: 15, Col: 1, Value: 19545.81
Row: 16, Col: 1, Value: 22553.8
Row: 17, Col: 1, Value: 23277.45
Row: 18, Col: 1, Value: 25909.56
Row: 19, Col: 1, Value: 27846.39
Row: 20, Col: 1, Value: 27739.97
Row: 21, Col: 1, Value: 25788.95
Row: 22, Col: 1, Value: 26172.06
Row: 23, Col: 1, Value: 28350.11
Row: 24, Col: 1, Value: 28002.47
Row: 25, Col: 1, Value: 21922.38
Row: 26, Col: 1, Value: 21745.01
Row: 27, Col: 1, Value: 23135.92
Row: 28, Col: 1, Value: 22236.41
Row: 29, Col: 1, Value: 22942.48
Row: 30, Col: 1, Value: 24335.28
Row: 31, Col: 1, Value: 24973.64
Row: 32, Col: 1, Value: 24470.69
Row: 33, Col: 1, Value: 23774.29
Row: 34, Col: 1, Value: 23464.78
Row: 35, Col: 1, Value: 22758.71
Row: 36, Col: 1, Value: 23609.86
Row: 37, Col: 1, Value: 24470.69
Row: 38, Col: 1, Value: 25109.05
Row: 39, Col: 1, Value: 25046.24
Row: 40, Col: 1, Value: 25353.13
Row: 41, Col: 1, Value: 26016.41
Row: 42, Col: 1, Value: 25788.71
Row: 43, Col: 1, Value: 26343.1
Row: 44, Col: 1, Value: 25075.93
Row: 45, Col: 1, Value: 24343.36
Row: 46, Col: 1, Value: 26758.88
Row: 47, Col: 1, Value: 26135.2
Row: 48, Col: 1, Value: 27531.06
Row: 49, Col: 1, Value: 26036.21
Row: 50, Col: 1, Value: 27511.26
Row: 51, Col: 1, Value: 29287.44
Row: 52, Col: 1, Value: 28622.76
Row: 53, Col: 1, Value: 28030.78
Row: 54, Col: 1, Value: 28955.1
Row: 55, Col: 1, Value: 28882.4
Row: 56, Col: 1, Value: 30845.28
Row: 57, Col: 1, Value: 31395.72
Row: 58, Col: 1, Value: 32943.18
Row: 59, Col: 1, Value: 29297.83
Row: 60, Col: 1, Value: 26047.13
Row: 61, Col: 1, Value: 28529.29
Row: 62, Col: 1, Value: 27584.2
Row: 63, Col: 1, Value: 27353.76
Row: 64, Col: 1, Value: 27960.64
Row: 65, Col: 1, Value: 28975.79
Row: 66, Col: 1, Value: 28026.85
Row: 67, Col: 1, Value: 28424.08
Row: 68, Col: 1, Value: 28479.25
Row: 69, Col: 1, Value: 26691.71
Row: 70, Col: 1, Value: 28148.22
Row: 71, Col: 1, Value: 28357.87
Row: 72, Col: 1, Value: 29604.74
Row: 73, Col: 1, Value: 29704.04
Row: 74, Col: 1, Value: 28633.73
Row: 75, Col: 1, Value: 29709.85
Row: 76, Col: 1, Value: 30050.94
Row: 77, Col: 1, Value: 29427.58
Row: 78, Col: 1, Value: 28815.97
Row: 79, Col: 1, Value: 30568.45
Row: 80, Col: 1, Value: 31885.75
Row: 81, Col: 1, Value: 31133.01
Row: 82, Col: 1, Value: 29157.06
Row: 83, Col: 1, Value: 28910.06
Row: 84, Col: 1, Value: 27710.38
Row: 85, Col: 1, Value: 25828.52
Row: 86, Col: 1, Value: 25699.14
Row: 87, Col: 1, Value: 26306.37
Row: 88, Col: 1, Value: 27073.09
Row: 89, Col: 1, Value: 27628.3
Row: 90, Col: 1, Value: 29505.44
Row: 91, Col: 1, Value: 31554.43
Row: 92, Col: 1, Value: 32281.49
Row: 93, Col: 1, Value: 31514.77
Row: 94, Col: 1, Value: 32955.67
Row: 95, Col: 1, Value: 34819.59
Row: 96, Col: 1, Value: 34515.55
Row: 97, Col: 1, Value: 35903.57
Row: 98, Col: 1, Value: 34264.38
Row: 99, Col: 1, Value: 36843.15
Row: 100, Col: 1, Value: 39462.34
Row: 101, Col: 1, Value: 38723.59
Row: 102, Col: 1, Value: 37608.75999999999
Row: 103, Col: 1, Value: 38871.34
Row: 104, Col: 1, Value: 38374.37
Row: 105, Col: 1, Value: 37863.96
Row: 106, Col: 1, Value: 38925.07
Row: 107, Col: 1, Value: 39489.2
Row: 108, Col: 1, Value: 38401.23
Row: 109, Col: 1, Value: 39180.27
Row: 110, Col: 1, Value: 37568.47
Row: 111, Col: 1, Value: 37311.37
Row: 112, Col: 1, Value: 35712.31
Row: 113, Col: 1, Value: 35739.65
Row: 114, Col: 1, Value: 36805.68
Row: 115, Col: 1, Value: 37858.06
Row: 116, Col: 1, Value: 38391.08
Row: 117, Col: 1, Value: 38678.09
Row: 118, Col: 1, Value: 40413.82
Row: 119, Col: 1, Value: 39293.11
Row: 120, Col: 1, Value: 39839.8
Row: 121, Col: 1, Value: 39047.1
$
$39,047
   WORLDWIDE FUND
ASSET MANAGER: GROWTH
 Fiscal years 1990 1993 1995
Row: 1, Col: 1, Value: 10000.0
Row: 2, Col: 1, Value: 10030.0
Row: 3, Col: 1, Value: 10290.0
Row: 4, Col: 1, Value: 10570.0
Row: 5, Col: 1, Value: 9380.0
Row: 6, Col: 1, Value: 8450.0
Row: 7, Col: 1, Value: 8950.0
Row: 8, Col: 1, Value: 8950.0
Row: 9, Col: 1, Value: 8898.230000000001
Row: 10, Col: 1, Value: 9150.440000000001
Row: 11, Col: 1, Value: 9654.879999999999
Row: 12, Col: 1, Value: 9321.949999999999
Row: 13, Col: 1, Value: 9412.75
Row: 14, Col: 1, Value: 9483.369999999999
Row: 15, Col: 1, Value: 8807.43
Row: 16, Col: 1, Value: 9352.220000000001
Row: 17, Col: 1, Value: 9493.459999999999
Row: 18, Col: 1, Value: 9654.879999999999
Row: 19, Col: 1, Value: 9695.230000000001
Row: 20, Col: 1, Value: 9180.710000000001
Row: 21, Col: 1, Value: 9599.059999999999
Row: 22, Col: 1, Value: 9701.07
Row: 23, Col: 1, Value: 9996.889999999999
Row: 24, Col: 1, Value: 9762.27
Row: 25, Col: 1, Value: 10190.71
Row: 26, Col: 1, Value: 10619.15
Row: 27, Col: 1, Value: 10251.92
Row: 28, Col: 1, Value: 10149.91
Row: 29, Col: 1, Value: 10007.1
Row: 30, Col: 1, Value: 10007.1
Row: 31, Col: 1, Value: 9823.48
Row: 32, Col: 1, Value: 9976.49
Row: 33, Col: 1, Value: 10194.86
Row: 34, Col: 1, Value: 10530.15
Row: 35, Col: 1, Value: 10781.62
Row: 36, Col: 1, Value: 11399.81
Row: 37, Col: 1, Value: 11682.71
Row: 38, Col: 1, Value: 12049.43
Row: 39, Col: 1, Value: 11923.7
Row: 40, Col: 1, Value: 12185.64
Row: 41, Col: 1, Value: 12950.52
Row: 42, Col: 1, Value: 12814.31
Row: 43, Col: 1, Value: 13369.63
Row: 44, Col: 1, Value: 13128.64
Row: 45, Col: 1, Value: 13920.64
Row: 46, Col: 1, Value: 14914.21
Row: 47, Col: 1, Value: 14689.86
Row: 48, Col: 1, Value: 14134.32
Row: 49, Col: 1, Value: 14625.76
Row: 50, Col: 1, Value: 14604.39
Row: 51, Col: 1, Value: 14305.25
Row: 52, Col: 1, Value: 14743.28
Row: 53, Col: 1, Value: 14989.0
Row: 54, Col: 1, Value: 14700.54
Row: 55, Col: 1, Value: 14914.21
Row: 56, Col: 1, Value: 14401.4
Row: 57, Col: 1, Value: 14332.82
Row: 58, Col: 1, Value: 14253.69
Row: 59, Col: 1, Value: 14423.25
Row: 60, Col: 1, Value: 14502.37
Row: 61, Col: 1, Value: 14864.08
Row: 62, Col: 1, Value: 15011.03
Row: 63, Col: 1, Value: 15214.49
Row: 64, Col: 1, Value: 15836.18
Row: 65, Col: 1, Value: 15440.56
Row: 66, Col: 1, Value: 15587.5
Row: 67, Col: 1, Value: 15056.24
$
15,056
   INTERNATIONAL GROWTH & INCOME FUND



    88.Cal             1987      1988       1989       1990        1991       1992       1993       1994
 endar
 years

 INTERN                8.33%     11.56%     19.12%     -3.23%      8.04%      -3.34%     35.08%     -2.87%
 ATIONA
 L
 GROWT
 H &
 INCOM
 E
 FUND

 Lipper                7.89%     16.24%     21.75%     -11.74%     12.76%     -4.77%     39.40%     -.71%
 Interna
 tional
 Funds
 Avera
 ge



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 2, Col: 2, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 3, Col: 2, Value: 0.0
Row: 4, Col: 1, Value: 8.33
Row: 4, Col: 2, Value: 7.89
Row: 5, Col: 1, Value: 11.56
Row: 5, Col: 2, Value: 16.24
Row: 6, Col: 1, Value: 19.12
Row: 6, Col: 2, Value: 21.75
Row: 7, Col: 1, Value: -3.23
Row: 7, Col: 2, Value: -11.74
Row: 8, Col: 1, Value: 8.039999999999999
Row: 8, Col: 2, Value: 12.76
Row: 9, Col: 1, Value: -3.34
Row: 9, Col: 2, Value: -4.77
Row: 10, Col: 1, Value: 35.08
Row: 10, Col: 2, Value: 39.4
Row: 11, Col: 1, Value: -2.87
Row: 11, Col: 2, Value: -0.7100000000000001
   (large solid box) INTERNATIONAL GROWTH &

INCOME FUND
(large hollow box) Lipper International

Funds Average
DIVERSIFIED INTERNATIONAL FUND

Calend                                              1992      1993     1994
ar
years

DIVERS                                              -13.81%   36.67%      1.09    %
IFIED
INTERN
ATIONA
L FUND

Lipper                                              -4.77%    39.40%      -.71    %
Interna
tional
Funds
Avera
ge



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 2, Col: 2, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 3, Col: 2, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 4, Col: 2, Value: 0.0
Row: 5, Col: 1, Value: 0.0
Row: 5, Col: 2, Value: 0.0
Row: 6, Col: 1, Value: 0.0
Row: 6, Col: 2, Value: 0.0
Row: 7, Col: 1, Value: 0.0
Row: 7, Col: 2, Value: 0.0
Row: 8, Col: 1, Value: 0.0
Row: 8, Col: 2, Value: 0.0
Row: 9, Col: 1, Value: 0.0
Row: 9, Col: 2, Value: 0.0
Row: 10, Col: 1, Value: -13.81
Row: 10, Col: 2, Value: -4.77
Row: 11, Col: 1, Value: 36.67
Row: 11, Col: 2, Value: 39.4
Row: 12, Col: 1, Value: 1.09
Row: 12, Col: 2, Value: -0.7100000000000001
   (large solid box) DIVERSIFIED INTERNATIONAL FUND
(large hollow box) Lipper International

Funds Average
OVERSEAS FUND

Calend    1985     1986     1987     1988     1989     1990      1991     1992      1993     1994
ar
years

OVERS     78.67%   69.25%   18.37%   8.26%    16.93%   -6.60%    8.61%    -11.46%   40.05%      1.27%
EAS
FUND

Lipper    45.03%   47.03%   7.89%    16.24%   21.75%   -11.74%   12.76%   -4.77%    39.40%      -.71%
Interna
tional
Funds
Avera
ge



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 2, Col: 1, Value: 78.66999999999999
Row: 2, Col: 2, Value: 45.03
Row: 3, Col: 1, Value: 69.25
Row: 3, Col: 2, Value: 47.03
Row: 4, Col: 1, Value: 18.37
Row: 4, Col: 2, Value: 7.89
Row: 5, Col: 1, Value: 8.26
Row: 5, Col: 2, Value: 16.24
Row: 6, Col: 1, Value: 16.93
Row: 6, Col: 2, Value: 21.75
Row: 7, Col: 1, Value: -6.6
Row: 7, Col: 2, Value: -11.74
Row: 8, Col: 1, Value: 8.609999999999999
Row: 8, Col: 2, Value: 12.76
Row: 9, Col: 1, Value: -11.46
Row: 9, Col: 2, Value: -4.77
Row: 10, Col: 1, Value: 40.05
Row: 10, Col: 2, Value: 39.4
Row: 11, Col: 1, Value: 1.27
Row: 11, Col: 2, Value: -0.7100000000000001
(large solid box) OVERSEAS FUND
(large hollow box) Lipper International
Funds Average
WORLDWIDE FUND

   89.    Cal                                       1991    1992    1993    1994
endar
years

WORLD                                               7.88    6.21%   36.55      2.96
WIDE                                                %               %              %
FUND

Lipper                                              18.44   .01%    31.04      -3.03
Global                                              %               %              %
Funds
Avera
ge



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 2, Col: 2, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 3, Col: 2, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 4, Col: 2, Value: 0.0
Row: 5, Col: 1, Value: 0.0
Row: 5, Col: 2, Value: 0.0
Row: 6, Col: 1, Value: 0.0
Row: 6, Col: 2, Value: 0.0
Row: 7, Col: 1, Value: 0.0
Row: 7, Col: 2, Value: 0.0
Row: 8, Col: 1, Value: 7.88
Row: 8, Col: 2, Value: 18.44
Row: 9, Col: 1, Value: 6.21
Row: 9, Col: 2, Value: 0.01
Row: 10, Col: 1, Value: 36.55
Row: 10, Col: 2, Value: 31.04
Row: 11, Col: 1, Value: 2.96
Row: 11, Col: 2, Value: -3.03
(large solid box) WORLDWIDE FUND
(large hollow box) Lipper Global
Funds Average
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment in a fund over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD, if quoted, refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders. This difference may be significant for funds whose investments are denominated in foreign currencies.
COMPARATIVE MARKET INDEXES used on page         reflect the performance of
stocks in applicable regions. Each index is translated into U.S. dollars and includes reinvestment of dividends.
BROADLY DIVERSIFIED INDEXES:
(small solid bullet) The EAFE Index, also known as the Morgan Stanley
Capital International Europe, Australia, Far East    (EAFE Index)    , is
an unmanaged index of over 1,000 foreign stock prices.    The EAFE Index
may be compiled in two ways: a capitalization weighted (cap-weighted) version and a gross domestic product weighted (GDP-weighted) version. Diversified International uses the GDP-weighted version. International Value and Overseas use the Cap-weighted version.
(small solid bullet) The World Index, also known as the Morgan Stanley Capital International World Index, is an unmanaged index of over 1,400 foreign stock prices.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. government.
THE COMPETITIVE FUNDS AVERAGES, on page   s  and , reflect the performance
of funds with similar objectives, and     assume reinvestment of
distributions   . These averages     are published by Lipper Analytical
Services, Inc.
BROADLY DIVERSIFIED FUND AVERAGES:
(small solid bullet)    International Growth & Income,     Diversified
International,    International Value, and Overseas are compared to the
Lipper International Funds average, which reflects the performance of 157 international funds.
(small solid bullet) Worldwide is compared to the Lipper Global Funds
average, which reflects the performance of    95     global funds.
Other illustrations of fund performance may show moving averages over specified periods.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, call 1-800-544-8888.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
   THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. In technical terms, each fund is currently a diversified fund of Fidelity Investment Trust, an open-end management investment company organized as a Massachusetts business trust on April 20, 1984.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES, which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. You are entitled to one vote for each share you own.
FMR AND ITS AFFILIATES
The funds are managed by FMR, which handles their business affairs and,
with the assistance of foreign affiliates   , chooses their
    investments.
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England,
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far
East), in Tokyo, Japan,
(small solid bullet) Fidelity International Investment Advisors (FIIA), in
Pembroke, Bermuda,    and
(small solid bullet) Fidelity International Investment Advisors (U.K.)
Limited (FIIAL U.K.), in Kent, England   .
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo,
Japan   ,     serves as a sub-adviser for International Value    only    .
   Richard Mace is manager and Vice President of International Growth & Income, and International Value which he has managed since January 1994 and November 1994, respectively. He also co-manages Global Balanced. Previously, he managed Select Transportation, Select Industrial Materials, and Select Chemicals. Mr. Mace joined Fidelity in August 1987.
Greg Fraser is manager of Diversified International, which he has managed since December 1991. Previously, he managed Select Defense and Aerospace and Select Environmental Services. Mr. Fraser joined Fidelity in 1986.
John R. Hickling is manager and Vice President of Overseas, which he has managed since January 1993. Mr. Hickling also manages VIP Overseas, Advisor Overseas, and Advisor Annuity Overseas. Previously, he managed International Growth & Income, Japan, Emerging Markets, Europe, International Opportunities, and Pacific Basin. Mr. Hickling joined Fidelity in 1982.
Penelope Dobkin is manager and Vice President of Worldwide, which she has managed since May 1990. Previously, Ms. Dobkin managed Europe Fund, Overseas, Advisor Overseas, and Select Financial Services. She also served as the research analyst for the banking and savings and loans industries, real estate investment trusts, and finance companies. Ms. Dobkin joined Fidelity in 1981.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services. Fidelity Service
Co. (FSC) performs transfer agent servicing functions for    each     fund.
   FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp. Fidelity International Limited
(FIL) is the parent company of FIIA, FIJ, and FIIAL U.K. The Johnson family group also owns, directly or indirectly, more than 25% of the voting common stock of FIL.
A broker-dealer may use a portion of the commissions paid by each fund to
reduce custodian or transfer agent fees for those funds.     FMR may use
its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
   INVESTMENT PRINCIPLES AND RISKS
These broadly diversified funds increase diversification by spreading investments among securities of both developed and emerging markets, different countries and geographic regions.
The funds may invest in the securities of any issuer, including companies and other business organizations as well as governments and government agencies. The funds, however, will tend to focus on the equity securities of both large and small companies. The funds may invest in short-term debt securities and money market instruments for cash management purposes.
FMR may also use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends.
The value of the funds' investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies, and general market and economic conditions. The securities of smaller, less well-known companies may be particularly volatile. Bond values fluctuate based on changes in interest rates and in the credit
quality of the issuer. I   nvestments in foreign securities may involve
risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
The funds' focus on international investing involves increased or additional risks from those above. International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true for emerging markets. Also, because many of the funds' investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect a fund's share price. FMR may use a variety of techniques to either increase or decrease a fund's exposure to any currency.
   A    s a mutual fund, each fund seeks to spread investment risk by diversifying its holdings among many companies and industries. Of course, when you sell your shares of a fund, they may be worth more or less than
what you paid for them.    No one mutual fund, however, can provide an
appropriate balanced investment plan for all investors.
FMR determines where an issuer or its principal business are located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings. When allocating the funds' investments among countries and regions, FMR considers such factors as the potential for economic growth, expected levels of inflation, governmental policies, and the outlook for currency relationships.
FMR normally invests each fund's assets according to its investment strategy. Each fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
   INTERNATIONAL GROWTH & INCOME FUND     seeks capital growth and current
income by investing principally in foreign securities. FMR normally invests at least 65% of the fund's total assets in securities of issuers whose principal activities are outside of the U.S.
FMR normally invests a majority of the fund's assets in equity securities, selected generally for growth potential. In pursuit of income, FMR normally invests at least 25% of the fund's total assets in debt securities of any quality and in repurchase agreements. The fund may invest in equity and debt securities of U.S. issuers. FMR expects that the fund will normally invest in at least six different countries, although it may invest all of its assets in a single country.
DIVERSIFIED INTERNATIONAL FUND seeks capital growth by investing primarily in equity securities of companies located anywhere outside the U.S. The fund normally invests in equity securities of companies from at least three countries outside of the U.S. The fund expects to invest most of its assets in equity securities, but may also invest in debt securities of any quality.
The fund invests in securities that FMR determines are undervalued compared to industry norms within their countries. Using a highly disciplined approach to help identify these instruments and focusing on companies with market capitalizations of $100 million or more, FMR hopes to generate more capital growth than that of the EAFE Index (GDP-weighted).
The disciplined approach involves computer-aided, quantitative analysis supported by fundamental research. FMR's computer model systematically reviews thousands of stocks, using historical earnings, dividend yield, earnings per share, and many other factors. Then, potential investments are analyzed further using fundamental criteria, such as the company's growth potential and estimates of current earnings.
INTERNATIONAL VALUE FUND seeks long-term growth of capital by investing mainly in securities of foreign companies that FMR believes are undervalued in the marketplace or that possess valuable assets. FMR normally expects to invest 65% of the fund's total assets in securities of foreign issuers.
FMR normally invests in securities of issuers from at least three different countries, excluding the U.S. The fund may invest in securities of U.S. issuers. The fund expects to invest a majority of its assets in equity securities of large and small companies, but it may invest in debt securities of any quality as well.
OVERSEAS FUND seeks long-term growth of capital by investing primarily in securities of issuers whose principal activities are outside of the U.S. FMR normally invests at least 65% of the fund's total assets in securities of issuers from at least three different countries outside of North America (the U.S., Canada, Mexico, and Central America). The fund expects to invest a majority of its assets in equity securities, but may also invest in debt securities of any quality.
WORLDWIDE FUND seeks growth of capital by investing in securities issued anywhere in the world. The fund will normally invest in at least three different countries, one of which will be the U.S. The fund expects its equity investments to include established companies as well as newer or smaller capitalization companies. The fund expects to invest a majority of its assets in equity securities, but may also invest in debt securities of any quality.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of
instruments in which a fund may invest, strategies FMR may    employ in
pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed
information     about    each     fund   '    s investments are contained
in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
   FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Current holdings and recent investment strategies are described in each fund's financial reports which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-544-8888.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of total assets, a fund may not own more than 10% of the outstanding voting securities of a single issuer.
   EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign securities may be unwilling to repay principal and interest when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments more volatile than U.S. investments.
    EXPOSURE TO EMERGING MARKETS.    Investments in emerging market
securities include additional risks to those generally associated with foreign investing. The extent of economic development, political stability, and market depth varies widely in comparison to more developed nations. The economies of these countries may be subject to greater social, economic, and political uncertainties or may be based on only a few industries. All of these factors can make emerging market securities more volatile.
FISCAL 1995 DEBT HOLDINGS, BY STANDARD & POORS

 S&PS   International  Diversified  International
 RATING   Growth & Income  International  Value  Overseas  Worldwide
INVESTMENT GRADE
Highest quality AA
High quality AA   26.9%  --  2.6%  0.59%  --
Upper-medium grade A
Medium grade BBB   --  --  --  --  --
LOWER QUALITY
Moderately speculative BB   1.2%  --  --  0.10%  --
Speculative B   --  --  --  --  --
Highly speculative CCC   --  --  --  --  --
Poor quality CC   --  --  --  --  --
Lowest quality, no interest C   --  --  --  --  --
In default, in arrears D   --  --  --  --  --
    28.1%     --      2.6%  0.69%  --

FISCAL 1995 DEBT HOLDINGS, BY MOODY'S INVESTORS SERVICES INC.

 MOODY'S   International  Diversified  International
 RATING   Growth & Income  International  Value  Overseas  Worldwide
INVESTMENT GRADE
Highest quality Aaa
High quality Aa   29.9%  --  2.8%  0.59%  --
Upper-medium grade A
Medium grade Baa   0.2%  --  --  --  --
LOWER QUALITY
Moderately speculative Ba   0.2%  --  --  --  --
Speculative B   0.5%  --    0.73%  0.2%
Highly speculative Caa   --  --  --  --  --
Poor quality Ca   --  --  --  --  --
Lowest quality, no interest C   --  --  --  --  --
In default, in arrears --   --  --  --  --  --
    30.8%  --  2.8%  1.32%  0.2%
FOR SOME FOREIGN GOVERNMENT OBLIGATIONS, FMR HAS ASSIGNED THE RATINGS OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.
THE DOLLAR-WEIGHTED AVERAGE OF DEBT SECURITIES NOT RATED DIRECTLY OR INDIRECTLY BY MOODY'S OR S&P ARE OUTLINED IN THE CHART
ON PAGE . THIS MAY INCLUDE SECURITIES RATED BY OTHER NATIONALLY RECOGNIZED RATING SERVICES, AS WELL AS UNRATED SECURITIES.
UNRATED SECURITIES ARE NOT NECESSARILY LOWER-QUALITY SECURITIES. REFER TO
THE FUNDS   '     STATEMENT OF ADDITIONAL INFORMATION FOR
A MORE COMPLETE DISCUSSION OF THESE RATINGS.

DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. Lower-quality debt securities (sometimes called "junk bonds") are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.
The tables on the following pages provide a summary of ratings assigned to debt holdings (not including money market instruments) in each funds' portfolio. These figures are dollar-weighted averages of month-end portfolio holdings during fiscal 1995, and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate a fund's current or future debt holdings.
   J                  Dollar Weighted
                      Average %

   Debt               Investme                  Below
   Holding            nt Grade                  Investment
   s Not                                        Grade
   Rated
   Directly
   or
   Indirectl
   y by
   Moody'
   s or
   S&P

   Inte               0.07                      1.67
   rnat               %                         %
   iona
   l
   Gro
   wth
   &
   Inco
   me

   Div                --                        --
   ersif
   ied
   Inte
   rnat
   iona
   l

   Inte               --                        0.19
   rnat                                         %
   iona
   l
   Val
   ue

   Ove                --                        0.01
   rse                                          %
   as

   Wor                --                        0.23
   ldwi                                         %
   de

   RESTRICTIONS. Purchase of a debt security is consistent with the fund's debt quality policy if it is rated at or above the stated level by Moody's or rated in the equivalent categories by S&P, or is unrated but judged to be of equivalent quality by FMR. Each fund currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
FOREIGN REPURCHASE AGREEMENTS may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and
purchasing indexed securities, and    for International Growth & Income
    selling securities short.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with
   a     fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return.
These techniques may increase the volatility of    a     fund and may
involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that a fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities and some other securities may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: A fund may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities.
OTHER INSTRUMENTS may include securities of closed-end investment companies, and real estate-related investments.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry.
RESTRICTIONS:    W    ith respect to 75% of    its     total assets,
   each     fund may not    purchase a security if, as a result,     more
than 5%    would be invested in the securities of any issuer.     These
limitations do not apply to U.S. government securities.
BORROWING.    Each     fund may borrow from banks or from other funds
advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the
borrowing is paid off. If    a     fund makes additional investments while
borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: A fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
LENDING. Lending securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 33% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
   INTERNATIONAL GROWTH & INCOME FUND seeks capital growth and current income, consistent with reasonable investment risk, by investing principally in foreign securities. Under normal conditions, the fund will have at least 25% of its total assets invested in debt securities. DIVERSIFIED INTERNATIONAL FUND seeks capital growth by investing primarily in equity securities of companies located anywhere outside the U.S. INTERNATIONAL VALUE FUND seeks long-term growth of capital.
OVERSEAS FUND seeks long-term growth of capital primarily through investments in foreign securities. The fund defines foreign securities as securities of issuers whose principal activities are located outside of the U.S. Normally, at least 65% of the fund's total assets will be invested in securities of issuers from at least three different countries outside of North America. When market conditions warrant, FMR can make substantial temporary defensive investments in U.S. government obligations or investment-grade debt obligations of companies incorporated in and having principal business activities in the U.S.
WORLDWIDE FUND seeks growth of capital by investing in securities issued anywhere in the world.
EACH FUND, with respect to 75% of total assets, may not invest more than 5% of total assets in any one issuer, and may not own more than 10% of the outstanding voting securities of a single issuer. Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets. Loans, in the aggregate, may not exceed 33% of total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of a fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provides assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page .
FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
   The management fee is calculated and paid to FMR every month. INTERNATIONAL GROWTH & INCOME FUND AND WORLDWIDE FUND. The management fee for each fund is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the respective fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above .52%, and it drops as total assets under management increase.
For October 1995, the group fee rate was .   3111    %. The individual fund
fee rate is .45% for each fund. The total management fee for fiscal 1995
was .   77    % for each fund.    The management fee rate for the funds is
higher than that of most domestic mutual funds but not necessarily higher than that of a typical international fund.
DIVERSIFIED INTERNATIONAL FUND, INTERNATIONAL VALUE FUND, AND OVERSEAS
FUND. The amount of the    management     fee is determined by taking a
BASIC FEE and    then     applying a PERFORMANCE ADJUSTMENT.

   Management
          =          Basic
          +/-          Performance

   Fee                             Fee                          Adjustment


   The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to its benchmark index.
FUND             BENCH
                    MARK
                    INDEX

   Diver            EAFE
   sified           Index/
   Intern           GDP
   ationa           Weig
   l                hted

   Intern           EAFE
   ationa           Index/
   l                Cap
   Value            Weig
                    hted

   Overs            EAFE
   eas              Index/
                    Cap
                    Weig
                    hted

THE BASIC FEE (calculated monthly) is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by a fund's average net assets. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above .52%, and it drops as total assets under management increase.
For October 1995, the group fee rate was    .3111    %. The individual fund
fee rate is .   45    %. The basic fee for fiscal 1995 was    .77    %
   for Diversified International, .76% for International Value, and .77%
for Overseas    .
THE PERFORMANCE ADJUSTMENT rate is calculated monthly by comparing a fund's
performance to that of its benchmark    i    ndex over the most recent
36-month period.    The difference is translated into a dollar amount that
is added to or subtracted from the basic fee. (The performance period for International Value began December 1, 1994 and will eventually span 36 months, but the performance adjustment did not take effect until November
1995.)     The maximum annualized performance adjustment rate is ".20%.
The total management fee rate for fiscal 1995 is outlined in the following
chart.    The rate for International Value was higher than those of most domestic mutual funds, but not necessarily higher than that of the typical international fund.
Fund      Managem
          ent
          fee

Diversi      .69    %
fied
Interna
tional

Interna      .76    %
tional
Value

Overs        .69    %
eas

FMR HAS SUB-ADVISORY AGREEMENTS with four affiliates: FMR U.K., FMR Far East, FIJ, and FIIA. FIIA in turn has a sub-advisory agreement with FIIAL U.K. FMR U.K. focuses on issuers based in Europe. FMR Far East focuses on issuers based in Asia and the Pacific Basin. FIJ focuses on issuers based in Japan and elsewhere around the world. FIIA focuses on issuers based in Hong Kong, Australia, New Zealand, and Southeast Asia (other than Japan). FIIAL U.K. focuses on issuers based in the United Kingdom and Europe.
The sub-advisers are compensated for providing investment research and advice. FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services. FMR pays FIJ and FIIA 30% of its management fee associated with investments for which the sub-adviser provided investment advice. FIIA pays FIIAL U.K. a fee equal to 110% of the cost of providing these services.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIAL U.K. a fee equal to 110% of the cost of providing these services.
OTHER EXPENSES
While the management fee is a significant component of the funds' annual operating costs, the funds have other expenses as well.
   The funds contract with FSC to perform many transaction and accounting functions. These services include processing shareholder transactions, valuing each fund's investments, and handling securities loans. In fiscal 1995, the funds paid FSC, as a percentage of average net assets, the fees shown in the following chart.
                 Fee to
Fund             FSC

   Interna          0.4%
   tional
   Growt
   h &
   Incom
   e

Diversi             0.4%
fied
Interna
tional

Interna             0.5    %
tional
Value

Overs               0.3    %
eas

World               0.3    %
wide

The funds also pay other expenses, such as legal, audit, and custodian fees; proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce the fund's custodian or transfer agent fees.
For fiscal 1995, each fund's portfolio turnover rate is outlined in the table below. These rates vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
Fund             Turnover

   Interna          141%
   tional
   Growt
   h &
   Incom
   e

Diversi             101    %
fied
Interna
tional

Interna             109    %
tional
Value

Overs               49    %
eas

World               70    %
wide

YOUR ACCOUNT


DOING BUSINESS WITH FIDELITY
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, FBSI. Fidelity is also a leader in providing tax-sheltered retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the country.
To reach Fidelity for general information, call these numbers:
(small solid bullet) For mutual funds, 1-800-544-8888
(small solid bullet) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity
has    over 80 walk-in     Investor Centers across the country.
TYPES OF ACCOUNTS
You may set up an account directly in a fund or, if you own or intend to purchase individual securities as part of your total investment portfolio, you may consider investing in a fund through a brokerage account.
If you are investing through FBSI or another financial institution or investment professional, refer to its program materials for any special provisions regarding your investment in a fund.
The different ways to set up (register) your account with Fidelity are listed at right.
The account guidelines that follow may not apply to certain retirement accounts. If your employer offers a fund through a retirement program, contact your employer for more information. Otherwise, call Fidelity directly.
WAYS TO SET UP YOUR ACCOUNT
   ASSET MANAGER: GROWTH
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 70 with earned income to save up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
KEOGH OR CORPORATE PROFIT SHARING AND MONEY PURCHASE PENSION PLANS allow self-employed individuals or small business owners (and their employees) to make tax deductible contributions for themselves and any eligible employees up to $30,000 per year.
SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
403(B) CUSTODIAL ACCOUNTS are available to employees of most tax-exempt institutions, including schools, hospitals, and other charitable organizations.
401(K) PROGRAMS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, INSTITUTIONS, OR OTHER GROUPS
Requires a special application.
HOW TO BUY SHARES
       EACH FUND'S SHARE PRICE,    called net asset value (NAV), is
calculated every business day. The funds' shares are sold without a sales charge.
Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated at
4    p.m.     Eastern time.
IF YOU ARE NEW TO FIDELITY, complete and sign an account application and mail it along with your check. You may also open your account in person or by wire as described at right. If there is no application accompanying this prospectus, call 1-800-544-8888.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail in an application with a check, or
(small solid bullet) Open your account by exchanging from another Fidelity fund.
IF YOU ARE INVESTING THROUGH A TAX-SHELTERED RETIREMENT PLAN, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call 1-800-544-8888 for more information and a retirement application.
If you buy shares by check or Fidelity Money Line(registered trademark), and then sell those shares by any method other than by exchange to another Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
MINIMUM INVESTMENTS
   ASSET MANAGER: GROWTH
TO OPEN AN ACCOUNT  $2,500
For Fidelity retirement accounts  $500
TO ADD TO AN ACCOUNT  $250
For Fidelity retirement accounts $250
Through automatic investment plans $100
MINIMUM BALANCE $1,000
For Fidelity retirement accounts $500
   These minimums may vary for investments through Fidelity Portfolio Advisory Services, and with respect to Worldwide, a Fidelity Payroll Deduction Program account in the fund. Refer to the program materials for details.

Key Information
Phone 1#800#544#7777
S
To open an account, exchange from another Fidelity fund account with the same registration, including name, address, and taxpayer ID number.
S
To add to an account, exchange from another Fidelity fund account with the same registration, including name, address, and taxpayer ID number. You can also use Fidelity Money Line to transfer from your bank account. Call before your first use to verify that this service is in place on your account. Maximum
Money Line: $50,000.
Mail
S
To open an account, complete and sign the application. Make your check payable to the complete name of the fund of your choice. Mail to the address indicated on the application.
S
To add to an account, make your check payable to the complete name of the fund.
Indicate your fund account number on your check. Mail to the address printed on your account statement.
S
Exchange by mail: Call 1#800#544#6666 for instructions.
In Person
S
To open an account, bring your application and check to a Fidelity Investor

Center. Call 1#800#544#9797 for the center nearest you.
S
To add to an account, bring your check to a Fidelity Investor Center. Call 1#800#544#9797 for the center nearest you.
Wire
Not available for retirement accounts.
S
To open an account, call 1#800#544#7777 to set up your account and to arrange a wire transaction. Wire within 24 hours to the wire address below. Specify the complete name of the fund and include your new account number and your name.
S
To add to an account, wire to the wire address below. Specify the complete name of the fund and include your account number and your name.
S
Wire address: Bankers Trust Company, Bank Routing #021001033, Account #
00163053.
Automatically
New accounts cannot be opened with these services.
S
Use Fidelity Automatic Account Builder or Direct Deposit to automatically purchase more shares. Sign up for these services when opening your account, or call 1#800#544#6666.
S
Use Directed Dividends or Fidelity Automatic Exchange Service to automatically send money from one Fidelity fund into another. Call 1#800#544#6666 for instructions.

TDD - Service for the Deaf and Hearing#Impaired: 1#800#544#0118
YOUR ACCOUNT


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to other Fidelity funds, which can be requested by phone or in writing. Call 1-800-544-6666 for a retirement distribution form.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).
TO SELL SHARES BY BANK WIRE OR FIDELITY MONEY LINE, you will need to sign up for these services in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address), (small solid bullet) The check is being made payable to someone other than the account owner, or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) Your fund account number, (small solid bullet) The dollar amount or number of shares to be redeemed, and
(small solid bullet) Any other applicable requirements listed in the table at right.
Unless otherwise instructed, Fidelity will send a check to the record address. Deliver your letter to a Fidelity Investor Center, or mail it to:
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Fees and Key Information
Phone 1#800#544#7777
All account types except retirement
S
Maximum check request: $100,000.
S
For Money Line transfers to your bank account; minimum: $10; maximum:
$100,000.
All account types
S
You may exchange to other Fidelity funds if both accounts are registered with the same name(s), address, and taxpayer ID number.
Mail or in Person
Individual, Joint Tenants, Sole Proprietorships, UGMA, UTMA
S
The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.
Retirement accounts
S
The account owner should complete a retirement distribution form. Call 1#800#544#6666 to request one.
Trusts
S
The trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.
Businesses or Organizations
S
At least one person authorized by corporate resolution to act on the account must sign the letter.
S
Include a corporate resolution with corporate seal or a signature guarantee.
Executors, Administrators, Conservators, Guardians
S
Call 1#800#544#6666 for instructions.
Wire
All account types except retirement
S
You must sign up for the wire feature before using it. To verify that it is in place, call 1#800#544#6666. Minimum wire: $5,000.
S
Your wire redemption request must be received by Fidelity before 4 p.m. Eastern time for money to be wired on the next business day.

TDD - Service for the Deaf and Hearing#Impaired: 1#800#544#0118
YOUR ACCOUNT


INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except reinvestments, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports will be mailed to your household, even if you have more than one account in the fund. Call 1-800-544-6666 if you need copies of financial reports or historical account information.
   TRANSACTION SERVICES
    EXCHANGE PRIVILEGE.    You may sell your fund shares and buy shares of
other Fidelity funds by telephone or in writing. The shares you exchange will carry credit for any sales charge you previously paid in connection with their purchase.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page . SYSTEMATIC WITHDRAWAL PLANS let you set up periodic redemptions from your account.
FIDELITY MONEY LINE(registered trademark) enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call.

24-HOUR SERVICE
ACCOUNT ASSISTANCE 1-800-544-6666
ACCOUNT BALANCES 1-800-544-7544
ACCOUNT TRANSACTIONS 1-800-544-7777
PRODUCT INFORMATION 1-800-544-8888
QUOTES 1-800-544-8544
RETIREMENT ACCOUNT ASSISTANCE
1-800-544-4774
 AUTOMATED SERVICE
(checkmark)
REGULAR INVESTMENT PLANS
One easy way to pursue your financial goals is to invest money regularly. Fidelity offers convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call 1-800-544-6666 for more information.
REGULAR INVESTOR PLANS
   ASSET MANAGER: GROWTH
FIDELITY AUTOMATIC ACCOUNT BUILDER SM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND
MINIMUM   FREQUENCY     SETTING UP OR CHANGING
$100      Monthly or    (small solid bullet) For a new account,
          quarterly     complete the
                        appropriate section
                        on the fund
                        application.
                        (small solid bullet) For existing
                        accounts, call
                        1-800-544-6666 for
                        an application.
                        (small solid bullet) To change the
                        amount or frequency
                        of your investment,
                        call 1-800- 544-6666
                        at least three
                        business days prior
                        to your next
                        scheduled
                        investment date.

DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A FIDELITY
FUNDA
MINIMUM   FREQUENCY    SETTING UP OR CHANGING
$100      Every pay    (small solid bullet) Check the
          period       appropriate box on
                       the fund application,
                       or call
                       1-800-544-6666 for
                       an authorization
                       form.
                       (small solid bullet) Changes require a
                       new authorization
                       form.

FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY FUND
MINIMUM   FREQUENCY        SETTING UP OR CHANGING
$100      Monthly,         (small solid bullet) To establish, call
          bimonthly,       1-800-544-6666
          quarterly, or    after both accounts
          annually         are opened.
                           (small solid bullet) To change the
                           amount or frequency
                           of your investment,
                           call 1-800-544-6666.

A BECAUSE THEIR SHARE PRICES FLUCTUATE, THESE FUNDS MAY NOT BE APPROPRIATE CHOICES FOR DIRECT DEPOSIT OF YOUR ENTIRE CHECK.
SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Normally, dividends and capital gains are distributed in December.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-544-6666 for instructions. Each fund offers four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividend and capital gain distributions will be automatically invested in another identically registered Fidelity fund.
FOR RETIREMENT ACCOUNTS, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash.
When a fund deducts a distribution from its NAV, the reinvestment price is the fund's NAV at the close of business that day. Cash distribution checks will be mailed within seven days.

UNDERSTANDING DISTRIBUTIONS
As a fund shareholder, you are entitled to your
share of the fund's net income and gains on its
investments. The fund passes its earnings
along to its investors as DISTRIBUTIONS.
Each fund earns dividends from stocks and
interest from bond, money market and other
investments. These are passed along as
DIVIDEND DISTRIBUTIONS. The fund realizes
capital gains whenever it sells securities for a
higher price than it paid for them. These are
passed along as CAPITAL GAIN DISTRIBUTIONS.
(checkmark)
TAXES
As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, each fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains. Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
TAXES ON TRANSACTIONS. Your redemptions - including exchanges to other Fidelity funds - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares just before a fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. If a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, the funds may adjust their dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on a fund and its investments and these taxes generally will reduce the fund's distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Fidelity normally calculates each fund's NAV and offering price as of the close of business of the NYSE, normally 4 p.m. Eastern time.
EACH FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.
Each fund's assets are valued primarily on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.
       EACH FUND'S OFFERING PRICE    (price to buy one share) and
    REDEMPTION PRICE    (price to sell one share) are its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees a fund or its transfer agent has incurred.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.
YOU MAY BUY SHARES OF THE FUNDS (AT THE OFFERING PRICE) OR SELL THEM THROUGH A BROKER, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.
CERTAIN FINANCIAL INSTITUTIONS that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses. WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund you are exchanging into must be registered for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to $7.50 and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.




FIDELITY'S    BROADLY DIVERSIFIED     INTERNATIONAL EQUITY FUNDS
       FIDELITY INTERNATIONAL GROWTH & INCOME FUND   ,     FIDELITY
DIVERSIFIED INTERNATIONAL FUND, FIDELITY INTERNATIONAL VALUE FUND,
    FIDELITY OVERSEAS FUND   , AND     FIDELITY WORLDWIDE FUND
FUNDS OF FIDELITY INVESTMENT TRUST
STATEMENT OF ADDITIONAL INFORMATION
DECEMBER 30, 1995
This Statement is not a prospectus but should be read in conjunction with
the funds' current Prospectus    (dated     December 30, 1995). Please
retain this document for future reference. The funds' financial statements and financial highlights, included in the Annual Report for the fiscal year
   ended     October 31, 1995, are incorporated herein by reference. To obtain an additional copy of the Prospectus or the Annual Report, please call Fidelity Distributors Corporation at 1-800-544-8888.

TABLE OF CONTENTS                                                               PAGE



Investment Policies and Limitations

Special Considerations Affecting Europe

Special Considerations Affecting Japan, The Pacific Basin, and Southeast Asia

Special Considerations Affecting Canada

Special Considerations Affecting Latin America

Special Considerations Affecting Africa

Portfolio Transactions

Valuation of Portfolio Securities

Performance

Additional Purchase and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts

Contracts with FMR Affiliates

Description of the Trust

Financial Statements

Appendix


INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
Fidelity Management & Research (Far East) Inc. (FMR Far East)
Fidelity International Investment Advisors (FIIA)
Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.) Fidelity Investments Japan Ltd. (FIJ) (International Value only) DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
Fidelity Service    Co.     (FSC)
IBD-ptb-1295
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or
limitation states a maximum percentage of    a     fund's assets that may
be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
The funds' fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the fund. However, except for the fundamental investment limitations listed below the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.
INVESTMENT LIMITATIONS OF INTERNATIONAL GROWTH & INCOME FUND
(INTERNATIONAL GROWTH & INCOME)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of any single issuer, or it would hold more than 10% of the voting securities of such issuer, except that up to 25% of the fund's assets may be invested without regard to these limitations;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States or its agencies or instrumentalities, or by foreign governments or their political subdivisions, or by supranational organizations) if, as a result, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate (but this shall not prevent the fund from investing in marketable securities issued by companies such as real estate investment trusts which deal in real estate or interests therein and participation interests in pools of real estate mortgage loans);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).
Investment limitation (3) is construed in conformity with the Investment Company Act of 1940, and, accordingly, "three business days" means three days, exclusive of Sundays and holidays.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT POLICIES AND LIMITATIONS OF DIVERSIFIED INTERNATIONAL FUND (DIVERSIFIED INTERNATIONAL)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv)
would exceed 15%        of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments to the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions"
beginning on page        .
INVESTMENT LIMITATIONS OF INTERNATIONAL VALUE FUND
(INTERNATIONAL VALUE)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, not withstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commissions is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
   (viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(x) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.
For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions"
beginning on page        .
INVESTMENT LIMITATIONS OF OVERSEAS FUND
(OVERSEAS)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies or instrumentalities) if, as a result thereof: (a) more than 5% of the fund's total assets (taken at current value) would be invested in the securities of such issuer, or (b) the fund would hold more than 10% of the voting securities of such issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed), less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite any issue of securities (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies or instrumentalities) if, as a result thereof, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate (but this shall not prevent the fund from investing in marketable securities issued by companies such as real estate investment trusts which deal in real estate or interests therein and participation interests in pools of real estate mortgage loans);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).
Investment limitation (3) is construed in conformity with the Investment Company Act of 1940, and, accordingly, "three business days" means three days, exclusive of Sundays and holidays.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
   For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions"
beginning on page        .
INVESTMENT LIMITATIONS OF WORLDWIDE FUND
(WORLDWIDE)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the fund's total assets would be invested in the securities of such issuer, or (b) the fund would hold more than 10% of the voting securities of such issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing and selling marketable securities issued by companies or other entities or investment vehicles that deal in real estate or interests therein, nor shall this prevent the fund from purchasing interests in pools of real estate mortgage loans);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).
Investment limitation (3) is construed in conformity with the Investment Company Act of 1940, and, accordingly, "three business days" means three days, exclusive of Sundays and holidays.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% of the fund's net assets.
(vi) The fund does not currently intend to purchase or sell futures contracts on physical commodities.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(x) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund   '    s limitations on futures and options transactions, see
the section entitled "Limitations on Futures and Options Transactions" beginning on page .
Each fund's investments must be consistent with its investment objective and policies. Accordingly, not all of the security types and investment
techniques discussed    on the following pages     are eligible investments
for each of the funds.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the Investment Company Act of 1940. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
       CLOSED-END INVESTMENT COMPANIES.    Each fund may purchase the
shares of closed-end investment companies to facilitate investment in certain countries. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.
Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign
investing, including withholding taxes, brokerage commissions   ,     and
custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depository Receipts (ADR's) as well as other "hybrid" forms of ADRs including European Depository Receipts (EDRs) and Global Depository Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
FOREIGN CURRENCY TRANSACTIONS. The funds may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
Each fund may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by each fund. The funds may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
When a fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The funds may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
The funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
Each fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a fund held investments denominated in Deutschemarks, the fund could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the fund to assume the risk of fluctuations in the value of the currency it purchases.
Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.
Successful use of currency management strategies will depend on FMR's skill in analyzing and predicting currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates, and could result in losses to the fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, the fund would be unable to participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency, and that currency's value declines, the fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to the funds or that it will hedge at an appropriate time. FOREIGN REPURCHASE AGREEMENTS. Foreign repurchase agreements may include agreements to purchase and sell foreign securities in exchange for fixed U.S. dollar amounts, or in exchange for specified amounts of foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.
FUNDS' RIGHTS AS A SHAREHOLDER. The funds do not intend to direct or administer the day-to-day operations of any company. Each fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities that a fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.
       FUTURES AND OPTIONS.    The following sections pertain to futures
and options: Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The funds will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. The funds may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which they typically invest, which involves a risk that the options or futures position will not track the performance of a fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. FUTURES CONTRACTS. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission
(CFTC) and the National Futures Association, which regulate trading in the
futures markets   .     The funds intend to comply with Rule 4.5 under the
Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.
In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit. LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The funds may purchase and sell currency futures and may purchase and write currency options to increase or decrease their exposure to different foreign currencies. A fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the funds greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. A fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the fund will be required to make margin payments to an FCM as described above for futures contracts. A fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates a fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by the funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, FMR may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INDEXED SECURITIES. Each fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements), and will borrow through the program only when the costs are equal to or lower than the cost of bank loans. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
ISSUER LOCATION. FMR determines where an issuer is located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings. The issuer of a security is located in a particular country if:
1) the security is issued or guaranteed by the government of the country; or 2) the issuer is organized under the laws of the country, derives at least 50% of its revenues or profits from goods sold, investments made or services performed in the country, or has at least 50% of its assets located in the country.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to each fund's policies regarding the quality of debt securities.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a fund does not receive scheduled interest or principal payments on such indebtedness, the fund's share price and yield could be adversely affected. Loans that are fully secured offer a fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a fund. For example, if a loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, each fund relies on FMR's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, each fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a fund were determined to be subject to the claims of the agent's general creditors, the fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness purchased by each fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the fund to pay additional cash on demand. These commitments may have the effect of requiring the fund to increase its investment in a
borrower at a time when it would not otherwise have done    so, even if the
borrower's condition makes it unlikely that the amount will ever be repaid.
    Each fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.
Each fund limits the amount of total assets that it will invest in any one
issuer or in issuers within the same industry (see limitations    (1) and
(5) . For purposes of these limitations, each fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between each fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
LOWER-QUALITY DEBT SECURITIES. While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession.
The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and a fund's ability to dispose of these securities.
Since the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type held by a fund. In considering investments for the fund, FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
Each fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the
purchase price    plus an agreed-upon incremental amount which is unrelated
to the coupon rate or maturity of the purchased security. To protect the fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's current policy to engage in repurchase agreement transactions with parties whose
creditworthiness has been reviewed and found satisfa    ctory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange and a subsidiary of FMR Corp.
Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.
FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in any security in which a fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SECURITIES OF SMALL CAPITALIZATION COMPANIES. Smaller capitalization companies may have limited product lines, markets, or financial resources. These conditions may make them more susceptible to setbacks and reversals. Therefore, their securities may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies.
SHORT SALES "AGAINST THE BOX." If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
SHORT SALES - INTERNATIONAL GROWTH & INCOME FUND. The fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security the fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. The fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.
When the fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities and will be required to hold them aside while the short sale is outstanding. The fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.
SOVEREIGN DEBT OBLIGATIONS. Each fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. sovereign debt of developing countries may involve a high degree of risk, and my be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.
SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A fund is not limited to any particular form of swap agreement if FMR determines it is consistent with the fund's investment objective and policies.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift a fund's investment exposure from one
type of investment to another.        For example, if the fund agreed to
exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. Each fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
Each fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.
WARRANTS. Warrants are securities that give a fund the right to purchase equity securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets if the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to expiration date. These factors can make warrants more speculative than other types of investments.
   SPECIAL CONSIDERATIONS AFFECTING EUROPE
New developments surrounding the creation of a unified common market in Europe have helped to reduce physical and economic barriers promoting the free flow of goods and services throughout Western Europe. These new developments could make this new unified market one of the largest in the world. However, in 1993 Europe's economies began to slow and subsequently slid into recession as tight monetary conditions and a lack of progress toward inflation convergence and budgetary consolidation in many countries weakened consumer and business confidence. More generally, the turbulence in foreign exchange markets since the middle of 1992 and escalating tensions over trade contributed to increased uncertainty in many countries. The U.S. dollar continued on its downward track with respect to both the German mark and many other of Europe's currencies such as the Italian lira, the Spanish peseta and the Swedish krona which have been affected by political uncertainties and fiscal problems.
Subsequently, Europe's economies began to improve in 1995 as continued growth in the United States and the Southeast Asian countries provided the foundation for an export-led recovery. This recovery was aided by a sharp rebound of the U.S. dollar after reaching postwar lows in the spring of 1995.
The Eastern European countries, after several years of declining output, have generally shown dramatic growth in 1994 and 1995. Despite formidable obstacles and major differences among countries and regions, many nations are making substantial progress in their efforts to become market-oriented economies. However, these economies are becoming increasingly disparate and the experience of countries in the region varies markedly. Those nations making the most successful transitions include Poland, the Czech Republic, and Hungary, while some of the former Soviet republics continue to suffer from the consequences of the break-up of the Union and have not made much progress in implementing effective market oriented reforms. Key aspects of the reform and stabilization efforts have not yet been fully implemented, and there remain risks of policy slippage. In the Russian Federation and most other countries of the former Soviet Union, economic conditions are of particular concern because of economic instability due to political unrest and armed conflicts in many regions.
Notwithstanding the continued economic difficulties in many countries, recent positive developments offer hope for a cooperative growth strategy in the near term, which could also permit a strengthening of global economic performance over the medium term. Many developing countries are reaping the fruits of sustained reform and stabilization efforts. Efforts to enhance assistance to countries affected by the transition to market-based trading systems occurring in central Europe and the former Soviet Union, and to low-income countries to support strengthened stabilization and restructuring efforts, are moving forward. In Europe, exchange market tensions have eased, interest rates have been falling and may continue to do so as evidence accumulates of the waning of inflationary pressures.
The European Community (EC) consists of Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom (the member states). In 1986, the member states of the EC signed the "Single European Act", an agreement committing these countries to the establishment of a market among themselves, unimpeded by internal barriers or hindrances to the free movement of goods, persons, services, or capital. To meet this goal, a series of directives have been issued to the member states. Compliance with these directives is designed to eliminate three principal categories of barriers: (1) physical frontiers, such as customs posts and border controls; (2) technical barriers (which include restrictions operating within national territories) such as regulations and norms for goods and services (product standards); discrimination against foreign bids (bids by other EC members) on public purchases; or restrictions on foreign requests to establish subsidiaries; and (3) fiscal frontiers, notably the need to levy value-added taxes, tariffs, or excises on goods or services imported from other EC states.
The ultimate goal of this project is to achieve a large unified domestic European market in which available resources would be more efficiently allocated through the elimination of the above-mentioned barriers and the added costs associated with those barriers. Elimination of these barriers would simplify product distribution networks, allow economies of scale to be more readily achieved, and free the flow of capital and other resources. The Maastricht Treaty on economic and monetary union (EMU) attempts to provide its members with a stable monetary framework consistent with the EC's broad economic goals. But until the EMU takes effect, which is intended to occur between 1997 and 1999, the community will face the need to reinforce monetary cooperation in order to reduce the risk of a recurrence of tensions between domestic and external policy objectives.
The total European market, as represented by both EC and non-EC countries, consists of over 370 million consumers, making it larger currently than either the United States or Japanese markets. European businesses compete nationally and internationally in a wide range of industries including: telecommunications and information services, roads and transportation, building materials, food and beverages, broadcast and media, financial services, electronics, and textiles. Actual and anticipated actions on the part of member states to conform to the unified Europe directives have prompted interest and activity not only by European firms, but also by foreign entities anxious to establish a presence in Europe that will result from these changes. Indications of the effect of this response to a unified Europe can be seen in the areas of mergers and acquisitions, corporate expansion and development, GNP growth, and national stock market activity. The early experience of the former centrally planned economies has already demonstrated the crucially important link between structural reforms, macroeconomic stabilization, and successful economic transformation. Among the central European countries, the Czech Republic, Hungary, and Poland have made the greatest progress in structural reform; inflationary pressures there have abated following price liberalization, and output has begun to recover. These achievements will be difficult to sustain, however, in the absence of strong efforts to contain the large fiscal deficits that have accompanied the considerable losses of output and tax revenue since the start of the reform process.
In the Baltic countries there are encouraging signs that reforms are taking hold and are being supported by strong stabilization efforts. In most other countries of the former Soviet Union, in contrast, inadequate stabilization efforts now threaten to lead to hyper-inflation, which could derail the reform process. Inflation, which had abated following the immediate impact of price liberalization in early 1992, surged to extremely high levels in late 1992 and early 1993. The main reason for this development has been excessive credit expansion to the government and to state enterprises. The transformation process is being seriously hampered by he widespread subsidization of inefficient enterprises and the resulting misallocation of resources. The lack of effective economic and monetary cooperation among the countries of the former Soviet Union exacerbates other problems by severely constraining trade flows and impeding inflation control. Partly as a result of these difficulties, some countries have decided that the introduction of separate currencies offers the best scope for avoiding hyper-inflation and for improving economic conditions. This development can facilitate the implementation of stronger stabilization programs. Economic conditions in the former Soviet Union have continued to deteriorate. Real GDP in Russia fell 11.9 percent in 1993, after an 18 percent decline in 1992. In many other countries of the region, output losses have been even larger. These declines reflect the adjustment difficulties during the early stages of the transition, high rates of inflation, the compression of imports, disruption in trade among the countries of the former Soviet Union, and uncertainties about the reform process itself. Large-scale subsidies are delaying industrial restructuring and are exacerbating the fiscal situation. A reversal of these adverse factors is not anticipated in the near term and output is expected to decline further in most of these countries.
Economic conditions appear to have improved for some of the transition economies of central Europe during the past year. Following three successive years of output declines, there has been a turnaround in the former Czech and Slovak Federal Republic, Hungary and Poland: growth in private sector activity and strong exports, especially to Western Europe, now appear to have contained the fall in output. Most central European countries in transition have achieved positive real growth in 1994 and early 1995 as market reform depend. The strength of the projected output gains will depend crucially on the ability of the reforming countries to contain fiscal deficits and inflation and on their continued access to, and success in, export markets. A number of their governments, including those of Hungary, and Poland, are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and move toward free market economies. At present, no Eastern European country has developed stock markets but Poland, Hungary and the Czech Republic have small securities markets in operation. Ethnic and civil conflict continued to rate throughout the former Yugoslavia. The outcome is uncertain.
Both the EC and Japan, among others, have made overtures to establish trading arrangements and assist in the economic development of the Eastern European nations. In the rest of Europe, monetary policy and financial market developments have been dominated by the currency turmoil that began in September 1992. At the same time, conditions are improving for significant reductions of official interest rates in Europe, which should help to contain recessionary forces and provide support to the overall economic recovery in the region by early 1996. With the passage of the General Agreement on Trade and Tariffs (GATT) earlier this year, Europe has taken a step forward to resist protectionist pressures. Interest rates continue to decline, but some countries' tight monetary conditions remain an obstacle to stronger growth and a threat to exchange market stability. However, in the long-term, economic unification of Europe could prove to be an engine for domestic and international growth.
The conditions that have given rise to these developments are changeable, and there is no assurance that reforms will continue or that their goals will be achieved.
REAL GDP ANNUAL RATE OF GROWTH (ANNUAL % CHANGE)
1994
   Denmark              4.6

   France               2.5

G   e    rmany          2.9

   Ita    ly            2.5

   Net    herlands      2.4

   S    pain            1.9

   Sw    itzerland      2.0

   Un    ited Kingdom   3.8

Source: World Economic Outlook, May 199   5
  (International Monetary Fund)
   For national stock market index performance, please see the section entitled "Performance" beginning on page .
SPECIAL CONSIDERATIONS AFFECTING JAPAN, THE PACIFIC BASIN, AND SOUTHEAST
ASIA
Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and Western European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic, and social conditions; (iii) internal insurgencies;
(iv) hostile relations with neighboring countries; and (v) ethnic, religions, and racial disaffection.
The economies of most of the Asian countries continue to depend heavily upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of projectionist trade legislation, reduction of foreign investment in the local economies, and general declines in the international securities markets could have a significant adverse effects upon the securities markets of the Asian countries.
The success of market reforms, a surge in infrastructure spending have fueled rapid growth in many developing countries in Asia. Rapidly rising household incomes have fostered large middle classes and new waves of consumer spending. Increases in infrastructure spending and consumer spending have made domestic demand the growth engine for these countries. Thus their growth now depends less upon exports to OECD countries. While exports may no longer be the sole source of growth for developing economies, improved competitiveness in exports markets has contributed to growth in many of these nations. The increased productivity of many Asian countries has enabled them to achieve, or continue, their status as top exporters while improving their national living standards.
Thailand has one of the fastest-growing stock markets in the world. The manufacturing sector is becoming increasingly sophisticated and is benefiting from export-oriented investing. The manufacturing and service sectors continue to account for the bulk of Thailand's economic growth. The agricultural sector continues to become less important. The government has followed fairly sound fiscal and monetary policies, aided by increased tax receipts from a fast moving economy. The government also continues to move ahead with new projects - especially telecommunications, roads and port facilities - needed to refurbish the country's overtaxed infrastructure. The country enjoys an able bureaucracy, which has maintained economic policy during the country's many coups. In recent years, the risk of a coup has diminished, but corruption remains widespread.
In terms of GDP, industrial standards and level of education, South Korea is second only to Japan in Asia. It enjoys the benefits of a diversified economy with well-developed sectors in electronics automobiles, textiles and shoe manufacture steel and shipbuilding among others. The driving force behind the economy's dynamic growth has been the planned development of an export-oriented economy in a vigorously entrepreneurial society. Real GDP grew about 8.3% in 1994. Both Koreas joined the United Nations separately in late 1991, creating another forum for negotiation and joint cooperation. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea.
Indonesia is a mixed economy with many socialist institutions and central planning but with a recent emphasis on deregulation and private enterprise. Like Thailand, Indonesia has extensive natural wealth yet with a large and rapidly increasing population. Dependent on oil exports during the 1980s, its manufactured products now predominate, contributing 21% of GDP. Indonesia's development is progressing smoothly, and it has become the world's 12 largest economy.
Malaysia has one of the fastest-growing economies in the Asian-Pacific region. Malaysia has become the world's third-largest producer of semiconductor devices (after the U.S. and Japan) and the world's largest exporter of semiconductor devices. More remarkable is the country's ability to achieve rapid economic growth with relative price stability as the government followed prudent fiscal/monetary policies. Malaysia's high export dependence level leaves it vulnerable to a recession in the Organization for Economic Cooperation and Development countries or a fall in world commodity prices.
Singapore has an open entrepreneurial economy with strong service and manufacturing sectors and excellent international trading links derived from its history. During the 1970s and the early 1980s the economy expanded rapidly, achieving an average annual growth rate of 9%. Per capita GDP is among the highest in Asia. Singapore holds a position as a major oil refining and services center.
Japan currently has the second-largest GDP in the world. The Japanese economy has grown substantially over the last three decades. Its growth rate averaged over 5% in the 1970s and 1980s. However in 1994, the growth rate in Japan slowed to 0.6% and their budget showed a deficit of 7.8% of GDP. Despite small rallies and market gains Japan has been plagued with economic sluggishness. Economic conditions have weakened considerably in Japan since October 1992. The boom in Japan's equity and property markets during the expansion of the late 1980's supported high rates of investment and consumer spending on durable goods, but both of these components of demand have now retreated sharply following the decline in asset prices. It is suffering through its worst recession in two decades. Profits have fallen sharply, unemployment has reached a historical high of 3.2% and consumer confidence is low. The banking sector continues to suffer from non-performing loans. Nine discount rate cuts since its 6% peak in 1991, a succession of fiscal stimulus packages, support plans for the debt-burdened financial system and spending for reconstruction following the Kobe earthquake should help to contain the recessionary forces, but substantial uncertainties remain. The general government position has deteriorated as a result of weakening economic growth, as well as stimulative measures taken recently to support economic activity and to restore financial stability. In addition to a cyclical downturn, Japan is suffering through structural adjustments. Like the Europeans, the Japanese have seen a deterioration of their competitiveness due to high wages, a strong currency and structural rigidities. Japan has also become a mature industrial economy and, as a result, will see its long-term growth rate slow down over the next ten years. Finally, Japan is reforming its political process and deregulating its economy. This has brought about turmoil, uncertainty and a crisis of confidence.
Japan is heavily dependent upon international trade and, accordingly, has been and may continue to be adversely affected by trade barriers and other protectionist or retaliatory measures of, as well as economic conditions in the U.S. and other countries with which they trade. Industry, the most important sector of the economy is heavily dependent on imported raw materials and fuels. Japan's major industries are in the engineering, electrical, textile, chemical, automobile fishing and telecommunication fields. Japan imports iron ore, copper, and many forest products. Only 19% of its land is suitable for cultivation. Japan's agricultural economy is subsidized and protected. It is about 50% self-sufficient in food production. Even though Japan produces a minute rice surplus, it is dependent upon large imports of wheat, sorghum and soybeans from other countries. Japan's high volume of exports such as automobiles machine tools and semiconductors have caused trade tensions with other countries, particularly the United States. Some trading agreements between the countries have reduced the friction caused by the current trade imbalance. A record high value of the yen in first half of 1995 threatened to derail Japan's recovery from a long economic downturn, mainly because it made Japanese products more expensive overseas and eroded the value of foreign earnings when repatriated to Japan. However, the recent ease of the yen has created expectations that Japanese earnings will improve for the fiscal year ending March 1996.
Australia has a prosperous Western-style capitalist economy, with a per capita GDP comparable to levels in industrialized Western European countries. Economic growth accelerated markedly in 1994 as robust domestic spending boosted activity. It is rich in natural resources and is the world's largest exporter of beef and wool, second-largest for mutton, and it is among the lop wheat exporters. Australia is also a major exporter of minerals, metals and fossil fuels. Due to the nature of its exports, a downturn in world commodity prices can have a big impact on its economy. EMERGING MARKETS: ASIA
MARKET CAPITALIZATION IN U.S. DOLLARS
JUNE 1995
                     Millions

   In    dia         147,210

I   nd    onesia     52,243

Kor   e    a         178,670

Ma   lay    sia      224,176

P   ak    istan      9,469

   Phi    lippines   55,038

S   ri     Lanka     2,259

   Taiwa    n        186,822

   Th    ailand      150,584

Source: IFC (International Finance Corporation   ,     Second Quarter 1995)
REAL GDP ANNUAL RATE OF GROWTH    (ANNUAL % CHANGE)
1994
C   hina              12.0

Ho   ng     Kong      5.7

I   n    dia          4.9

Ind   o    nesia      7.0

Ja   pa    n             n/a

   Kor    ea          8.3

Malay   sia           8.5

Ph   ilipp    ines    4.5

Sin   gapor    e      7.0

Taiw   an             6.2

Th   ai    land       8.5

Source:    World Economic Outlook, May 1995 (International Marketing Fund)
For national stock market index performance, please see the section entitled "Performance" beginning on page .
SPECIAL CONSIDERATIONS AFFECTING CANADA
   Canada occupies the northern part of North America and is the second-largest country in the world (3.97 million square miles in area) extending from the Atlantic Ocean to the Pacific. The companies in which the fund may invest may include those involved in the energy industry, industrial materials (chemicals, base metals, timber, and paper), and agricultural materials (grain cereals). The securities of companies in the energy industry are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Rapid price and supply fluctuations may be caused by events relating to international politics, energy conservation, and the success of exploration projects. Canada is one of the world's leading industrial countries, as well as a major exporter of agricultural products. Canada is rich in natural resources such as zinc, uranium, nickel, gold, silver, aluminum, iron, and copper. Forest covers over 44% of its land area, making Canada a leading world producer of newsprint. The economy of Canada is strongly influenced by the activities of companies and industries involved in the production and processing of natural resources. Canada is a major producer of hydroelectricity, oil, and gas. The business activities of companies in the energy field may include the production, generation, transmission, marketing, control, or measurement of energy or energy fuels. Economic prospects are changing due to recent government attempts to reduce restrictions against foreign investment.
Canadian securities are not considered by FMR to have the same level of risk as other nation's securities. Canadian and U.S. companies are generally subject to similar auditing and accounting procedures, and similar government supervision and regulation. Canadian markets are more liquid than many other foreign markets and share similar characteristics with U.S. markets. The political system is more stable than in some other foreign countries, and the Canadian dollar is generally less volatile relative to the U.S. dollars.
Many factors affect and could have an adverse impact on the financial condition of Canada, including social, environmental, and economic conditions; factors which are not within the control of Canada. In Canada, where recovery is not yet as firmly established as in the United States, interest rates have been coming down after a sharp rise associated with exchange market developments in the fall of 1992. In light of the cyclical situation, there should be room for a further easing of interest rates without jeopardizing the progress made toward price stability. Continued perseverance in reducing the structural budget deficit also is required. FMR is unable to predict what effect, if any, such factors would have on instruments held in the fund's portfolio.
The U.S. - Canada Free Trade Agreement which became effective in January 1989, will be phased in over a period of 10 years. This agreement will remove tariffs on U.S. technology and Canadian agricultural products in addition to removing trade barriers affecting other important sectors of each country's economy. Canada, the U.S. and Mexico have implemented the North American Free Trade Agreement which was entered into in 1994. This cooperation is expected to lead to increased trade and to reduce barriers. The majority of new equity issues or initial public offerings in Canada are through underwritten offerings. The fund may elect to participate in these issues.
For national stock market index performance, please see the section entitled "Performance" beginning in page .
SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICA
Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock, and agriculture. The region has a large population (over 300 million) representing a large domestic market. The region has been transitional over the last five years from the stagnant 1980s which were characterized by poor economic policies, higher international interest rates, and limited access to new foreign capital.
High inflation and low economic growth have given way to stable manageable inflation rates and higher economic growth. Changes in political leadership, the implementation of market-oriented economic policies, such as privatization, trade reform and monetary reform have been among the recent steps taken to modernize the Latin American economies and to regenerate growth in the region. Various trade agreements have also been formed within the region such as the Andean Pact, Mercosur and NAFTA. The largest of these is NAFTA, which was implemented on January 1, 1994.
Latin American equity markets can be extremely volatile and in the past have shown little correlation with the U.S. market. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.
Mexico's economy has been transformed significantly over the last 6-7 years. In the past few years the government has sold the telephone company, the major steel companies, the banks and many others. The major state ownership remaining is in the oil sector and the electricity sector. The U.S. is Mexico's major trading partner, accounting for two-thirds of its exports and imports. The government in consultation with international economic agencies, is implementing programs to stabilize the economy and foster growth. For example, Mexico, the U.S. and Canada implemented the North American Free Trade Agreement. This cooperation is expected to lead to increased trade and reduced barriers.
In the early 1980s Mexico experienced a foreign debt crisis. By 1987, foreign debt had reached prohibitive levels, accounting for 90 to 95 percent of GDP, thus draining Mexico of all its resources. By the end of 1994, a large current account deficit, fueled in part by expansionary policy, and the burden of its large national debt forced the Mexican government to devalue the peso, triggering a severe crisis of confidence. Both the crisis and the measures taken to stabilize the economy since, have led to severely reduced domestic demand, which has been only partially offset by positive trade-related activity.
Brazil entered the 1990s with declining real growth, runaway inflation, un unserviceable foreign debt of $122 billion, and a lack of policy direction. Over the past two years, Brazil was able to stabilize its domestic economy through a relentless process of balancing the government budget, the privatization of state enterprises, deregulation and reduction of red tape and introducing greater competition in the domestic business environment. Inflation has been reduced to about 3% a month from 50% a month since mid 1994. A major long-run strength is Brazil's natural resources. Iron ore, bauxite, tin, god, and forestry products make up some of Brazil's basic natural resource base, which includes some of the largest mineral reserves in the world. In terms of population, Brazil is the sixth-largest in the world with about 155 million people and represents a huge domestic market. Chile, like Brazil, is endowed with considerable mineral resources, in particular copper. Economic reform has been ongoing in Chile for at least 15 years, but political democracy has only recently returned to Chile. Privatization of the public sector beginning in the early 1980s has bolstered the equity market. A well organized pension system has created a long-term domestic investor base.
Argentina is strong in wheat production and other foodstuffs and livestock ranching. A well-educated and skilled population boasts one of the highest literacy rates in the region. The country has been ravaged by decades of extremely high inflation and political instability. Thanks to structural reforms, the revitalized Argentine economy has been among the top three fastest growing economies in the world over the last three years. The newly created Argentine economic institutions have integrated the country with the rest of the world, leaving the state to concentrate on its essential functions. Privatization is ongoing and should reduce the amount of external debt outstanding. The markets for labor, capital and goods and services have been de-regulated. Nearly all non-tariff barriers and export taxes have been eliminated, the tariff structure simplified and tariffs sharply reduced.
Venezuela has substantial oil reserves. External debt is being renegotiated, and the government is implementing economic reform in order to reduce the size of the public sector. Internal gasoline prices, which are one-third those of international prices, are being increased in order to reduce subsidies. Plans for privatization and exchange and interest rate liberalization are examples of recently introduced reforms.
EMERGING MARKETS: LATIN AMERICA
MARKET CAPITALIZATION IN U.S. DOLLARS
JUNE 1995
                   Millions

Ar   gen    tina   33,498

Braz   il          149,110

Ch   i    le       83,453

   Colo    mbia    18,176

Me   xic    o      93,638

   Pe    ru        9,997

Ven   ezu    ela   4,936

   Source: IFC (International Finance Corporation, Second Quarter 1995) REAL GDP ANNUAL RATE OF GROWTH (ANNUAL % CHANGE)
1994
Ar   gen    tina    7.1

B   ra    zil       5.7

Chi   le            4.2

Me   xic    o       3.5

Ven   ezuel    a    3.3

   Source: World Economic Outlook, May 1995
  (International Monetary Fund)
For national stock market index performance, please see the section on Performance beginning on page .
SPECIAL CONSIDERATIONS AFFECTING AFRICA
Africa is a continent of roughly 50 countries with a total population of approximately 840 million people. Literacy rates (the percentage of people who are over 15 years of age and who can read and write) are relatively low, ranging from 20% to 60%. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism, and cattle.
Many of the countries are fraught with political instability. However, there has been a trend over the past five years toward democratization. Still, there remain many countries that do not have a stable political process. Other countries have been enmeshed in civil wars and border clashes.
Economically, the Northern Rim countries (including Morocco, Egypt, and Algeria) and Nigeria, Zimbabwe, and South Africa are the wealthier countries on the continent due to their strong ties with the European nations. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious strife has been a significant source of instability.
On the other end of the economic spectrum are countries, such as Burkina Faso, Madagascar, and Malawwi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' Gross Domestic Product. However, the general decline in oil prices has had an adverse impact on many economies.
For national stock market index performance, please see the section entitled "Performance" beginning on page .
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. If FMR grants investment management authority to the sub-advisers (see the section entitled "Management Contracts"), the sub-advisers are authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the
broker-dealer's execution services ren   dered on a continuing basis; the
reasonableness of any commissions; and arrangements for payment of fund expenses. Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services
may include advice concerning the    value of securities; the advisability
of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). The
selection of such broker-dealers generally is made by     FMR (to the
extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause each fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with Fidelity Brokerage Services,
Inc. (FBSI) and Fidelity    Brokerage Services (FBS), subsidiaries of FMR
Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited, Inc. (FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS. Prior to September 4, 1992, FBSL operated under the name Fidelity Portfolio Services, Ltd. (FPSL) as a wholly owned subsidiary of Fidelity International Limited (FIL). Edward C. Johnson 3d is Chairman
of     FIL. Mr. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL.
FMR may allocate brokerage transactions to broker-dealers who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by each fund toward payment of the fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
   Each fund's Trustees periodically review FMR's performance of its
responsibilities in connection with the placement of port    folio
transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
   Each fund's turnover rates for the fiscal periods ended October 31 are indicated in the table below. Because a high turnover rate increases
transaction costs an    d may increase taxable gains, FMR carefully weighs
the anticipated benefits of short-term investing against these consequences. An increased turnover rate is due to a greater volume of shareholder purchase orders, short-term interest rate volatility and other special market conditions.
TURNOVER                1995            1994
RATES

   International            141%            173%
   Growth &
   Income

Diversified                 101    %        89    %
International

International               109%*           n/a
Value

Overseas                    49%             49%

Worldwide                   70%             69%

   * From November 1, 1994 (commencement of operations)
BROKERAGE COMMISSIONS. The table below lists the total brokerage
commissions    and the dollar amount of commissions paid to FBSI and
FBS/FBSL for the fiscal periods ended October 31, 1995, 1994, and 1993.
Fiscal         Total   To FBSI   To FBS/FBSL
Period Ended
October 31

   International
   Growth &
   Income

   1995                    $ 2,887,378          $ 19,397          $ 216,219

   1994                    $ 5,999,970          $ 60,703          $ 0

   1993                    $ 1,928,776          $ 2,625           $ 0

Diversified
       International

1995                    $    1,413,822          $ 66,332          $ 61,995

1994                    $ 1,369,819          $ 23,550             $ 0

1993                    $ 826,386            $ 4,142              $ 0

International
Value

1995*                   $    273,209            $ 2,231           $ 14,110

Overseas

1995                    $    4,412,811          $ 12,927          $ 486,380

1994                    $ 4,197,237          $ 4,808              $ 0

1993                    $ 3,401,287          $ 3,290              $ 0

   Worldwide

1995                    $    1,705,701          $ 55,908          $ 57,267

1994                    $ 1,750,893          $ 46,548             $ 0

1993                    $ 708,837            $ 22,678             $ 0

   * From November 1, 1994 (commencement of operations)
The table below lists for fiscal 1995, the percentage of aggregate brokerage commissions paid to FBSI, FBS and FBSL and the percentage of the aggregate dollar amount of transactions for which each fund paid brokerage commissions to FBSI, FBS, and FBSL. The difference in the percentage of the brokerage commissions paid to and the percentage of the dollar amount of transactions effected through FBSI and FBSL is a result of the low commission rates charged by FBSI. The table also includes the amount of brokerage commissions paid to brokerage firms that provided research services; and the approximate amount of transactions effected through brokerage firms that provided research services.



   Fiscal   % of          % of          % of                   % of                   Commissions           Transactions
   Period    Commissions   Commissions   Transactions          Transactions          Paid To               with Brokerage
   Ended    Paid to FBSI   Paid          Effected               Effected               Firms                 Firms Providing
   Octob                   To FBS/FBSL    through               through                Providing            Research
   er 31,                                 FBSI                   FBS/FBSL               Research             Services
   1995                                                                              Services



   Intern             0.67%           7.49%            2.50%           9.09%           $ 2,634,632          $ 1,043,202,699
   ational
   Growt
   h

   &
   Incom
   e

   Divers             4.69%           4.38%            7.62%           5.93%           $ 1,315,770          $ 449,432,375
   ified
   Intern
   ational

Intern                0.81%           5.16%            3.35%           7.12%           $ 255,178            $ 91,149,870
ational
Value

   Overs              0.29%           11.02%           0.97%           13.82%          $ 3,813,724          $ 1,470,106,385
   eas

World                 3.27%           3.36%            6.87%           3.59%           $ 1,586,935          $ 553,889,401
wide


From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION OF PORTFOLIO SECURITIES
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the U.S. are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the U.S. are valued using the official closing price or the last sale price in the principal market where they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price is normally used. Short-term securities are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. Convertible securities and fixed-income securities are valued primarily by a pricing service that uses a vendor security valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. This two-fold approach is believed to more accurately reflect fair value because it takes into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted, exchange, or over-the counter prices. Use of pricing services has been approved by the Board of Trustees. Securities and other assets for which there is no readily available market are valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded on an exchange) would more accurately reflect the fair market value of such securities.
Generally, the valuation of foreign and domestic equity securities, as well as corporate bonds, U.S. government securities, money market instruments, and repurchase agreements, is substantially completed each day at the close of the NYSE. The values of any such securities held by a fund are determined as of such time for the purpose of computing the fund's net asset value. Foreign security prices are furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currency into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of net asset value. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then the security will be valued as determined in good faith by a committee appointed by the Board of Trustees.
PERFORMANCE
   The funds may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each fund's share price, yield, and total return fluctuate in response to market conditions and other factors, and the value of fund shares when redeemed may be more or less than their original cost.
YIELD CALCULATIONS. Yields are computed by dividing a fund's interest and dividend income for a given 30-day or one month period, net of expenses, by the average number of shares entitled to receive distributions during the
period, dividing this figure by the fund's net asset value    (NAV)     at
the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculation. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For the fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies and are then converted to U.S. dollars either when they are actually converted or at the end of 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.
Income calculated for purposes of determining the fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income
assumed in yield calculations   ,     the fund's yield may not equal its
distribution rate, the income paid to your account, or income reported in a fund's financial statements.
In calculating the fund's yield, the fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing the fund's yield.
Yield information may be useful in reviewing a fund's performance and in providing a basis for comparison with other investment alternatives. However, each fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
   In addition to average annual total returns, a fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
Total return figures do not include the effects of each fund's sales charge which was eliminated as of July 1, 1995. Sales charges for Diversified International, International Value, Overseas, and Worldwide were waived through June 30, 1995 and International Growth & Income's sales charge was in effect November 1, 1993 through May 31, 1994. Total returns for International Growth & Income and Overseas also do not include the effect of paying the fund's $25.00 exchange fee, which was in effect from December 1, 1987 through October 1, 1989.
NET ASSET VALUE. Charts and graphs using a fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.
MOVING AVERAGES. A fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average. On October 27, 1995, the 13-week and 39-week long-term moving
averages    for each fund     are outlined in the chart below.
FUND NAME   13 WEEK LONG-TERM   39 WEEK LONG-TERM
            MOVING AVERAGE      MOVING AVERAGE

   International Growth & Income 17.94 17.30
Diversified International 12.79 12.07
International Value 10.77 10.27
Overseas 29.02 28.10
Worldwide 13.67 13.33
    HISTORICAL FUND RESULTS.    The following tables show the funds' total
returns for periods ended     October 31   , 1995. Previously,
International Growth & Income and Overseas imposed a sales charge. If this sales change were taken into account, total returns would have been lower.

             Average Annual Total Returns                      Cumulative Total Returns



                       One
          Five
          Life of
          One
          Five
          Life of

                       Year          Years          Fund*             Year          Years          Fund*







   International Growth & Income          4.95%    7.68%           8.51%           4.95%           44.79%           105.89%


   * From December 31, 1986 (commencement of operations).

      Average Annual Total Returns               Cumulative Total Returns


            One    Five    Life of   One    Five    Life of
            Year   Years   Fund*     Year   Years   Fund*




Diversified International             6.02    %       n/a           8.10    %       6.02    %       n/a           34.96    %


   * From December 27, 1991 (commencement of operations).

             Average Annual Total Returns                      Cumulative Total Returns



                       One
          Five
          Life of
          One
          Five
          Life of

                       Year          Years          Fund*             Year          Years          Fund*





       International Value                    n/a           n/a           6.30%           n/a           n/a           6.30%


   * From November 1, 1994 ( commencement of operations).

             Average Annual Total Returns                      Cumulative Total Returns



                            One
            Five
           Ten
             One
            Five
            Ten

                            Year            Years           Years            Year            Years            Years



       Overseas              -.34%           6.48%           14.59%           -.34%           36.87%           290.47%



      Average Annual Total Returns               Cumulative Total Returns



                   One            Five             Life of         One            Five             Life of
                   Year           Years            Fund*           Year           Years            Fund*



   Worldwide           .95    %       10.96    %       7.83    %       .95    %       68.23    %       50.56    %


   * From May 30, 1990 (commencement of operations).
HISTORICAL FUND RESULTS. The following tables show the income and capital
elements of each fund's return    through     October 31,    1995. The
funds may compare their returns to the record of the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index) and the Morgan Stanley Capital International World Index published by Morgan Stanley Capital International, S.A. The EAFE Index is an unmanaged index of 900 foreign common stocks. The addition of Canada, the U.S., and South African Gold Mines to the EAFE Index comprises the World Index which includes over 1400 companies. The companies included in the indices change only in the event of mergers, takeovers, failures and the like, and minor adjustments may be made when Morgan Stanley Capital International, S.A. reviews the companies covered as to suitability every three or four years.
Each table compares    a fund's     returns to the record of the Standard &
Poor's Composite Index of 500 Stocks (S&P 500   (registered
trademark)    ), the Dow Jones Industrial Average (DJIA), a foreign stock market index as described above, and the cost of living (measured by the Consumer Price Index, or CPI) over the same period. The CPI information is as of the month end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each fund's total return compared to the record of a broad range of U.S. common stocks and a narrower set of stocks of major U.S. industrial companies, respectively, over the same period. The funds have the ability to invest in securities not included in the indices, and their investment portfolios may or may not be similar in composition to the indices. The EAFE Index, World Index, S&P 500, and DJIA are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, their returns do not include the effect of paying brokerage commissions and other costs of investing.
   INTERNATIONAL GROWTH & INCOME FUND: During the period from December 31, 1986 (commencement of operations) through October 31, 1995, a hypothetical $10,000 investment in Fidelity International Growth & Income Fund would have grown to $20,589 assuming all distributions were reinvested. This was a period of fluctuating stock and bond prices and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today.
FIDELITY INTERNATIONAL GROWTH & INCOME FUND          INDICES




                Value of     Value of        Value of

                Initial      Reinvested      Reinvested

   Year Ended   $10,000      Dividend        Capital Gain    Total          EAFE

   October 31   Investment   Distributions   Distributions   Value          Index          S&P 500          DJIA          CPI





    1995   $ 17,830     $ 2,055     $ 704     $ 20,589     $ 19,847     $ 31,566     $ 33,003     $ 13,910

 1994       17,540       2,022       56        19,618       19,922       24,965       26,452       13,529

 1993       17,250       1,922       0         19,172       18,095       24,036       24,244       13,186

 1992       13,290       1,132       0         14,422       13,164       20,910       20,643       12,833

 1991       13,990       1,002       0         14,992       15,169       19,014       19,069       12,434

 1990       13,710       510         0         14,220       14,183       14,241       14,660       12,081

 1989       12,870       322         0         13,192       16,269       15,395       15,276       11,367

 1988       11,810       91          0         11,901       15,044       12,179       11,958       10,878

 1987*      10,420       49          0         10,469       11,956       10,609       10,704       10,434


   * From December 31, 1986 (commencement of operations).
Explanatory Notes: With an initial investment of $10,000 made on November 1, 1994, assuming the 2% sales load had been in effect, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $12,146. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $1,430 for dividends and $580 for capital gains distributions. Tax consequences of different investments (with the exception of foreign tax withholding) have not been factored into the above figures. The fund's 1% deferred sales charge on shares purchased prior to December 30, 1990, its 2% sales charge in effect from January 1, 1991 through June 1, 1994, and the fund's $25.00 exchange fee in effect from December 1, 1987 through October 1, 1989 are not factored into the figures above. Prior to April 1991, the fund imposed a 2% sales charge which is no longer in effect and is not reflected in the figures above.
FIDELITY DIVERSIFIED INTERNATIONAL FUND: During the period from December 27, 1991 (commencement of operations) to October 31, 1995, a hypothetical $10,000 investment in Fidelity Diversified International Fund would have grown to $13,496 assuming all distributions were reinvested. This was a period of widely fluctuating stock prices and should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today.
FIDELITY DIVERSIFIED INTERNATIONAL FUND   INDICES


             Value of     Value of        Value of                GDP-

             Initial      Reinvested      Reinvested              Weighted

Year Ended   $10,000      Dividend        Capital Gain    Total   EAFE

October 31   Investment   Distributions   Distributions   Value   Index      S&P 500   DJIA   CPI





1995       $ 12,730   $ 197   $ 569          $ 13,496          $ 13,955          $ 15,999          $ 17,151          $ 11,146

1994     12,460       158     111          12,729            13,886            12,654            13,747            10,841

1993     11,320       133     0            11,453            12,587            12,183            12,599            10,566

1992*    8,460         0      0            8,460             9,240             10,598            10,728            10,283


   * From December 27, 1991 (commencement of operations).
Explanatory Notes: With an initial investment of $10,000 made on December
27, 1991   .     The cost of the initial investment ($10,000), together
with the aggregate cost of reinvested dividends and capital    gain
distributions for the period covered (their cash value at the time they were reinvested), amounted to $10,640. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller and cash payments for the period would have amounted to $140 for dividends and $490 for capital gains distributions. Tax consequences of different investments (with the exception of foreign tax withholding) have not been factored into the above figures.
INTERNATIONAL VALUE FUND    during the period from November 1, 1994
(commencement of operations) through October 31, 1995, a hypothetical $10,000 investment in Fidelity International Value Fund would have grown to
$10,630 assuming all distribu    tions were reinvested. This was a period
of fluctuating stock and bond prices and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today.
FIDELITY INTERNATIONAL VALUE FUND   INDICES


             Value of     Value of        Value of

             Initial      Reinvested      Reinvested

Year Ended   $10,000      Dividend        Capital Gain    Total   EAFE

October 31   Investment   Distributions   Distributions   Value   Index   S&P 500   DJIA   CPI



   1995       $ 10,6   3    0   $ 0   $ 0   $ 10,6   3    0   $ 9,963   $ 12,644   $ 12,477   $ 10,281


* From November 1, 1994 (commencement of operations).
   Explanatory Notes: With an initial investment of $10,000 made on November 1, 1994, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $10,630. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gains distributions. Tax consequences of different investments (with the exception of foreign tax withholding) have not been factored into the above figures.
    OVERSEAS FUND:    During the per year period ending October 31, 1995, a
hypothetical $10,000 investment in Fidelity Overseas Fund would have grown
to $39,047 assuming     that all distributions were reinvested. This was a
period of fluctuating stock prices the figures below and should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today.
FIDELITY OVERSEAS FUND   INDICES


             Value of     Value of        Value of

             Initial      Reinvested      Reinvested

Year Ended   $10,000      Dividend        Capital Gain    Total   EAFE

October 31   Investment   Distributions   Distributions   Value   Index   S&P 500   DJIA   CPI





1995             $ 17,946   $ 3,560   $ 17,541   $ 39,047   $ 36,572          $ 42,174          $ 47,811          $ 14,140

1994              18,323     3,635     17,222     39,180          36,709    33,355            38,320            13,753

1993              17,060     2,808     16,035     35,904     33,343            32,113            35,122            13,404

1992              13,794     1,791     10,244     25,829     24,257            27,937            29,905            13,045

1991              16,910     1,657     11,138     29,704     27,952            25,403            27,625            12,640

1990              17,253     906       10,370     28,529     26,135            19,027            21,238            12,282

1989              16,520     598       8,918      26,036     29,978            20,568            22,129            11,555

1988              15,892     0         8,579      24,471     27,721            16,272            17,323            11,058

1987              19,410     0         2,152      21,922     22,031            14,174            15,506            10,607

   1986           16,903     0         126        17,029        16,589            13,320            14,170            10,147


   Explanatory Notes: With an initial investment of $10,000 made on October 31, 1985, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $27,436.
If distributions     had not been reinvested, the amount of distributions
earned from the fund over time would have been smaller, and the cash
pay   ments for the period would have amounted to $1,746 for dividends and
$10,886 for capital gain distributions. Tax consequences of different investments (with the exception of foreign tax withholding) have not been factored into the above figures. The fund's 3% sales charge which was waived through June 30, 1995 and eliminated as of July 1, 1995 and the fund's $25.00 exchange fee, which was in affect from December 1, 1987 through October 1, 1989, are not reflected in the figures above. Prior to May 1994, the fund imposed a 3% sales charge which is no longer in effect and is not reflected in the figures above.
WORLDWIDE FUND:    During the period from May 30, 1990 (commencement of
operations) through October 31, 1995, a hypothetical $10,000 investment in Fidelity Worldwide Fund would have grown to $15,056, assuming all dividends
were reinvested.     This was a period of fluctuating stock prices and the
figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today.
FIDELITY WORLDWIDE FUND   INDICES


             Value of     Value of        Value of

             Initial      Reinvested      Reinvested

Year Ended   $10,000      Dividend        Capital Gain    Total   World

October 31   Investment   Distributions   Distributions   Value   Index   S&P 500   DJIA   CPI





    1995    $ 13,320   $ 825   $ 911   $ 15,056          $ 14,617          $ 18,943          $ 19,478          $ 11,896

    1994     13,960     782     172     14,914            13,351            14,982            15,612            11,571

    1993     12,760     610     0       13,370            12,402            14,424            14,309            11,277

    1992     9,630      193     0       9,823             9,765             12,548            12,183            10,975

    1991     9,610      85      0       9,695             10,304            11,410            11,255            10,635

    1990*    8,950      0       0       8,950             8,902             8,546             8,652             10,333


* From May 30, 1990 (commencement of operations).
Explanatory Notes: With an initial $10,000 investment made on May 30, 1990, assuming the 3% sales load had been in effect, the net amount invested in
fund shares was $   10,000    . The cost of the initial investment
($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested),    amounted to $11,488. If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $610 for dividends and $810 for capital gains distributions. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the above figures. INTERNATIONAL INDICES, MARKET CAPITALIZATION, AND NATIONAL
STOCK MARKET RETURN
The following tables show the total market capitalization of certain countries according to the Morgan Stanley Capital International Indices database, the total market capitalization of Latin American countries according to the International Finance Corporation Emerging Markets database, and the performance of national stock markets as measured in U.S.
dollars by the Morgan    Stanley Capital International stock market indices
for the twelve months ended October 31, 1995. Of course, these results are
not     indicative of future stock market performance or the funds'
performance. Market conditions during the periods measured fluctuated widely. Brokerage commissions and other fees are not factored into the values of the indices.
MARKET CAPITALIZATION. Companies outside the U.S. now make up nearly
two-thirds of the world's stock market capitaliza   tion. According to
Morgan Stanley Capital International, the size of the markets as measured in U.S. dollars grew from $2,011 billion in 1982 to $8,512 billion in
1995.
The following table measures the total market capitalization of certain
countries according to the Morgan Stanley Capital    International Indices'
database. The value of the markets are measured in billions of U.S. dollars as of October 31, 1995.
TOTAL MARKET CAPITALIZATION
Australia   $    183.9       Japan                $    1,935.2

Austria         17           Netherlands              23.7

Belgium         56.3         Norway                   186.7

Canada          191.7        Singapore/Malaysia       73.2

Denmark         49.6         Spain                    91.5

France          319.9        Sweden                   101.2

Germany         333.7        Switzerland              296.7

Hong Kong       137.5        United Kingdom           836.4

Italy           112.4        United States            3,541.4

The following table measures the total market capitalization of Latin
American countries according to the International Fi   nance Corporation
Emerging Markets database. The value of the markets is measured in billions of U.S. dollars as of October 31, 1995.
TOTAL MARKET CAPITALIZATION - LATIN AMERICA
Argentina   $    20.9

Brazil          78.6

Chile           36.4

Colombia        5.4

Mexico          52.9

Venezuela       3.9



NATIONAL STOCK MARKET PERFORMANCE. Certain national stock markets have outperformed the U.S. stock market. The first table below represents the performance of national stock markets as measured in U.S. dollars by the
Morgan Stanley Capital    International Stock Market Indices for the twelve
months ended October 31, 1995. The second table shows the same
performance     as measured in local currency. Each table measures total
return based on the period's change in price, dividends paid on stocks in the index, and the effect of reinvesting dividends net of any applicable foreign taxes. These are unmanaged indices composed of a sampling of selected companies representing an approximation of the market structure of the designated country.
   STOCK MARKET PERFORMANCE (CUMULATIVE TOTAL RETURNS)
MEASURED IN U.S. DOLLARS (INCLUDES NET DIVIDENDS REINVESTED MONTHLY)
12 MONTHS ENDED OCTOBER 31, 1995
Australia   $    4.92       Japan                $    -13.12

Austria         -2.67       Netherlands              15.62

Belgium         16.84       Norway                   9.86

Canada          8.54        Singapore/Malaysia       -7.75

Denmark         13.56       Spain                    6.18

France          5.12        Sweden                   26.30

Germany         10.66       Switzerland              37.36

Hong Kong       0.77        United Kingdom           12.46

Italy           -7.36       United States            26.79

   The following table shows average annualized stock market returns measured in U.S. dollars as of October 31, 1995.
STOCK MARKET PERFORMANCE
                        Five Years Ended          Ten Years Ended
                           October 31, 199   5       October 31, 199   5

          Germany             $ 8.83                    $ 11.52

          Hong Kong            29.50                     26.14

          Japan                1.67                      12.27

          Spain                4.33                      16.69

          United Kingdom       10.96                     15.03

          United States        16.68                     14.39

   The results are not indicative of future stock market performance or of
any fund's performance. Market conditions during the     periods measured
fluctuated widely. Brokerage commissions and other fees are not factored into the values of the indices.
       PERFORMANCE COMPARISONS.    A fund's performance may be compared to
the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury
bills, the U.S. rate of inflation (based on the C   PI    ), and
combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
   In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment
philosophy,     investment techniques, the desirability of owning a
particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders.
A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY. A fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a fund may also discuss or illustrate examples of interest rate sensitivity. MOMENTUM INDICATORS indicate a fund's price movements over specific periods of time. Each point on the momentum indicator represents the fund's percentage change in price movements over that period.
A fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
   As of     October 31,    1995, FMR advised over $26.5 billion in
tax-free fund assets, $80 billion in money market fund assets, $224 billion in equity fund assets, $51 billion in international fund assets, and $23
billion in Spartan fund assets. The funds may refe    rence the growth and
variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Each fund is open for business and its net asset value per share (NAV) is
calculated each day the New York Stock Exchange    (NYSE) is open for
trading. The NYSE has designated the following holiday closings for 1996:
New Year's Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. In addition, the funds will not process wire purchases and redemptions on days when the Federal Reserve Wire System is closed.
FSC normally determines each fund's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the Investment Company Act of 1940 (the 1940
Act), each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the Prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
   On December 30, 1990, International Growth & Income changed its sales charge policy from a 1% sales charge upon purchase and 1% deferred sales charge upon redemption to a 2% sales charge upon purchase. The sales charge was eliminated on June 1, 1994. If your shares were purchased prior to December 30, 1990 and you did not qualify for a front-end sales charge reduction then, when you redeem those shares, a deferred sales charge amounting to 1% of the net asset value of shares redeemed will be withheld from your redemption proceeds and paid to FDC.
DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. Because each fund invests significantly in foreign securities, corporate shareholders should not expect fund dividends to qualify for the dividends-received deduction. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. Each fund will notify corporate shareholders annually of the percentage of fund dividends that qualify for the dividends-received deduction. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income, and therefore will increase (decrease) dividend distributions. Each fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions for the prior year.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by each fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains.
   The following table displays each funds capital gain dividend for the purpose of the dividend paid deduction as of October 31, 1995.
Diversified International          $ 2,480,000

   International Value                $ 172,000

   Overseas                           $ 12,234,000

   Worldwide                          $ 55,000

   As of October 31, 1995, International Growth & Income had a capital loss carryforward aggregating approximately $23,289,000. This loss carryforward which will expire on October 31, 2003 is available to offset future capital gains.
FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis. Each fund intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of the fund's gross income for each fiscal year. Gains from some forward currency contracts, futures contracts, and options are included in this 30% calculation, which may limit a fund's investments in such instruments.
If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on a fund with respect to deferred taxes arising from such distributions or gains. Generally, each fund will elect to mark-to-market any PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.
Each fund is treated as a separate entity from the other funds of Fidelity Investment Trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation. FMR
   All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 (1940 Act) , control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by three of its divisions as follows: FSC, which is the transfer and shareholder servicing agent for certain of the funds advised by FMR; Fidelity Investments Institutional Operations Company, which performs shareholder servicing functions for institutional customers and funds sold through intermediaries; and Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
   The Trustees and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (65), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (54), Trustee and Senior Vice President, is President of
FMR; and President and a Director of FMR    Texas Inc., Fidelity Management
& Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. RALPH F. COX (63), Trustee (1991), is a consultant to Western Mining
Corporation (1994). Prior to February 1994, he was     President of
Greenhill Petroleum Corporation (petroleum exploration and production,
1990). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993) and CH2M Hill Companies (engineering). In addition, he served on the Board of Directors of the Norton Company (manufacturer of industrial devices, 1983-1990) and continues to serve on the Board of Directors of the Texas State Chamber of Commerce, and is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
   PHYLLIS BURKE DAVIS (63), Trustee (1992). Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice     President of Corporate
Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores, 1990), and previously served as
a Director    of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc.
In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
RICHARD J. FLYNN (71), Trustee, is a financial consultant. Prior to September 1986, Mr. Flynn was Vice Chairman and a Director of the Norton Company (manufacturer of industrial devices). He is currently a Trustee of College of the Holy Cross and Old Sturbridge Village, Inc., and he previously served as a Director of Mechanics Bank (1971-1995).
E. BRADLEY JONES (67), Trustee (1990). Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc. (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products, 1990), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate
Investments, a Trustee     and member of the Executive Committee of the
Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
   DONALD J. KIRK (62), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Vice Chairman of the Board of Trustees of the Greenwich Hospital Association, and as a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995).
*PETER S. LYNCH (52), Trustee (1990) is Vice Chairman and Director of FMR
(1992). Prior to May 31, 1990, he was a    Director of FMR and Executive
Vice President of FMR (a position he held until March 31, 1991); Vice
President of Fidelity M    agellan Fund and FMR Growth Group Leader; and
Managing Director of FMR Corp. Mr. Lynch was also Vice President of
Fidelity    Investments Corporate Services (1991-1992). He is a Director of
W.R. Grace & Co. (chemicals) and Morrison Knudsen Corpor    ation
(engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield
(1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston (1990).
   GERALD C. McDONOUGH (66), Trustee, is Chairman of G.M. Management Group
(strategic advisory services). Prior to his     retirement in July 1988, he
was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of ACME-Cleveland Corp. (metal working, telecommunications and electronic
prod   ucts), Brush-Wellman Inc. (metal refining), York International Corp.
(air conditioning and refrigeration), Commercial Intertech     Corp. (water
treatment equipment, 1992), and Associated Estates Realty Corporation (a real estate investment trust, 1993).
   EDWARD H. MALONE (70), Trustee. Prior to his retirement in 1985, Mr.
Malone was Chairman, General Electric Inves    tment Corporation and a Vice
President of General Electric Company. He is a Director of Allegheny Power Systems, Inc. (electric utility), General Re Corporation (reinsurance) and Mattel Inc. (toy manufacturer). In addition, he serves as a Trustee of Corporate Property Investors, the EPS Foundation at Trinity College, the Naples Philharmonic Center for the Arts, and Rensselaer Polytechnic Institute, and he is a member of the Advisory Boards of Butler Capital Corporation Funds and Warburg, Pincus Partnership Funds.
MARVIN L. MANN (62), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet (1990).
THOMAS R. WILLIAMS (67), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
   WILLIAM J. HAYES (61), Vice President (1994), is Vice President of Fidelity's equity funds; Senior Vice President of FMR; and Managing Director of FMR Corp.
ROBERT H. MORRISON (55), Manager of Security Transactions of Fidelity's equity funds is Vice President of FMR.
PENELOPE DOBKIN (41), Vice President, Worldwide Fund (1990), is a vice president of FMR.
GREGORY FRASER (35), Vice President, Diversified International, is an employee of FMR.
JOHN HICKLING (36), Vice President, Overseas (1993), and another fund advised by FMR, is a vice president of FMR.
RICHARD MACE (34), Vice President, International Growth & Income (1995), and International Value (1995), is a Vice President of FMR.
ARTHUR S. LORING (48), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (48), Treasurer (1995), is Treasurer of the Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995)
JOHN H. COSTELLO (49), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (49), Assistant Treasurer (1994), is an employee of FMR
(1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance of Officer of FMR Corp. (1993-1994); Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993); and Vice President, Assistant Controller, and Director of the Accounting Department - First Boston Corp. (1986-1990).
The following table sets forth information describing the compensation of each current trustee of each fund for his or her services as trustee for the fiscal year ended October 31, 1995.
COMPENSATION TABLE
      Aggregate Compensation




           J. Gary Ralph   Phylli  Richa    Edward   E.      Donal Peter S. Gerald     Edward         Marvin         Thomas
           Burkhe  F. Cox  s       rd J.    C.       Bradley d              C.         H.             L.             R.
           ad**            Burke   Flynn    Johnson  Jones   J.    Lynch*   McDon      Malone         Mann           William
                           Davis            3d**             Kirk  *        ough                                     s

   Inter   $ 0     $ 521   $ 498   $ 656    $ 0      $ 521   $ 528 $ 0      $ 520         $ 521          $ 521          $ 516
natio
nal
Gro
wth
&
Inco
me

Dive          0       134  128        169   0           134  135   0           133        134            134            132
rsifie
d
Inter
natio
nal

Inter         0       20   19         24    0           19   19    0           19         19             19             19
natio
nal
Valu
e

Over          0       990  953        1,252 0           990  1,001 0           990        990            990            979
seas

Worl          0       315  303        398   0           315  318   0           314        315            315            312
dwid
e



Trustees                 Pension or                Estimated Annual       Total
                         Retirement Benefits       Benefits Upon          Compensation
                         Accrued as Part of Fund   Retirement from the    from the Fund
                         Expenses from the         Fund Complex*          Complex*
                         Fund Complex*

J. Gary Burkhead**       $ 0                       $ 0                    $ 0

Ralph F. Cox              5,200                     52,000                 125,000

Phyllis Burke Davis       5,200                     52,000                 122,000

Richard J. Flynn          0                         52,000                 154,500

Edward C. Johnson 3d**    0                         0                      0

E. Bradley Jones          5,200                     49,400                 123,500

Donald J. Kirk            5,200                     52,000                 125,000

Peter S. Lynch**          0                         0                      0

Gerald C. McDonough       5,200                     52,000                 125,000

Edward H. Malone          5,200                     44,200                 128,000

Marvin L. Mann            5,200                     52,000                 125,000

Thomas R. Williams        5,200                     52,000                 126,500


* Information is as December 31, 1994 for 206 funds in the complex.
** Interested trustees of the fund are compensated by FMR.
   Under a retirement program adopted in July 1988, the non-interested Trustees, upon reaching age 72, become eligible to participate in a retirement program under which they receive payments during their lifetime from a fund based on their basic trustee fees and length of service. The obligation of a fund to make such payments is not secured or funded. Trustees become eligible if, at the time of retirement, they have served on the Board for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. Each fund may invest in such designated securities under the Plan without shareholder approval.
On     October 31,   1995 the Trustees and officers of each fund owned, in
the aggregate, less than 1% of each fund's total outstanding shares. MANAGEMENT CONTRACTS
Each fund employs FMR to furnish investment advisory and other services. Under its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing each fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal and state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
In addition to the management fee payable to FMR and the fees payable to FSC, each fund pays all of its expenses, without limitation, that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Although each fund's current management contract provides that each fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders, the trust, on behalf of each fund has entered into a revised transfer agent agreement with FSC, pursuant to which FSC bears the costs of providing these services to
existing shareholders. Other expenses paid    on behalf of     each fund
include interest, taxes, brokerage commissions, and each fund's proportionate share of insurance premiums and Investment Company Institute dues. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which each fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
FMR is Diversified International, International Growth & Income, Overseas,
and Worldwide   's     manager pursuant to management contracts dated March
1, 1992, which were approved by shareholders on February 19, 1992. FMR is International Value Fund's manager pursuant to a management contract dated September 16, 1994, which was approved by FMR, then the sole shareholder of the fund on September 23, 1994.
   COMPUTING THE MANAGEMENT FEE.     For the services of FMR under the
contract, International Growth &    I    ncome and Worldwide pay FMR a
monthly management fee composed of the sum of two elements: a group fee rate and an individual fund fee rate.
For the services of FMR under the contract, Diversified International, Overseas, and International Value pay FMR a monthly management fee composed of the sum of two elements: a basic fee, which is the sum of the group fee rate and and individual fund fee rate and a performance adjustment based on a comparison of each fund's performance to that of the Morgan Stanley Capital International Europe, Australia, Far East Index (the EAFE Index). The EAFE Index may be compiled in two ways: a capitalization weighted (cap-weighted) version and a gross domestic product weighted (GDP-weighted) version. The cap-weighted EAFE is an approximate representation of each country's share of the stock market value of all countries in the index. The GDP-weighted version is an approximate representation of each country's share of the value of goods and services produced by all the countries in the index. The primary difference between the two is that while the value of a country's stock may be very large, its relative GDP may be smaller. Diversified International uses the Gross Domestic Product (GDP) weighted version of the EAFE Index because it represents each countries relative production. International Value and Overseas use the capitalization (Cap) weighted EAFE because it approximates each countries share of stock market value. The EAFE Index is published by Morgan Stanley Capital International, an international investment management and research company. The EAFE Index covers equity securities of over 900 companies in such countries as the United Kingdom, Germany, France, Switzerland, the Netherlands, Italy, Belgium, Spain, Sweden, Denmark, Austria, Norway, Australia, Japan, Hong Kong, and Singapore.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts and is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown below on the left. The schedule below on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For
example, the effective annual fee rate at $   352     billion of group net
assets - the approximate level for October 1995 - was    .3111    %, which
is the weighted average of the respective fee rates for each level of group
net assets up to $   352     billion.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate

 0 - $3 billion   .5200%    $ 0.5 billion   .5200%

 3 - 6            .4900      25             .4238

 6 - 9            .4600      50             .3823

 9 - 12           .4300      75             .3626

 12 - 15          .4000      100            .3512

 15 - 18          .3850      125            .3430

 18 - 21          .3700      150            .3371

 21 - 24          .3600      175            .3325

 24 - 30          .3500      200            .3284

 30 - 36          .3450      225            .3253

 36 - 42          .3400      250            .3223

 42 - 48          .3350      275            .3198

 48 - 66          .3250      300            .3175

 66 - 84          .3200      325            .3153

 84 - 102         .3150      350            .3133

 102 - 138        .3100

 138 - 174        .3050

 174 - 228        .3000

 228 - 282        .2950

 282 - 336        .2900

 Over 336         .2850

Under each fund's current management contract with FMR, the group fee rate,
except for International Value   ,     is based on a schedule with
breakpoints ending at .3000% for average group assets in excess of $174 billion. Prior to March 1992, the group fee rate breakpoints shown above for average group assets in excess of $138 billion and under $228 billion were voluntarily adopted by FMR, and went into effect on January 1, 1992. The additional breakpoints shown above for average group assets in excess of $228 billion were voluntarily adopted by FMR on November 1, 1993.
On August 1, 1994, FMR voluntarily revised the prior extensions to the
group fee rate schedule, and added new breakpoints    for average group
assets in excess of $210 billion and under $390 billion as shown in the
schedule below    . The revised group fee rate schedule, for all funds
except International Value, was identical to the above schedule for average group assets under $210 billion. International Value's current management
contract reflects these extensions of the group fee rate schedule   .
On January 1, 1996, FMR voluntarily added new breakpoints to the revised schedule for average group assets in excess of $390 billion, pending shareholder approval of a new management contract reflecting the revised schedule and additional breakpoints. The revised group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. For average group assets in excess of $210 billion, the revised group fee rate schedule with additional breakpoints voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate

    174 -  210 billion       .3000   %        $ 150 billion   .3371%

 210 - 246                   .2950             175            .3325

 246 - 282                   .2900             200            .3284

 282 - 318                   .2850             225            .3249

 318 - 354                   .2800             250            .3219

 354 - 390                   .2750             275            .3190

    390 - 426                   .2700             300            .3163

    426 - 462                   .2650             325            .3137

    462 - 498                   .2600             350            .3113

    498 - 534                   .2550             375            .3090

    Over 534                    .2500             400            .3067



   Each fund's individual fund fee rate is .45%. Based on the average group net assets of the funds advised by FMR for October , 1995, the annual management fee rate for International Growth & Income and Worldwide and the annual basic fee rate for Diversified International, International Value, and Overseas would be calculated as follows:

Group Fee Rate         Individual Fund Fee Rate         Management/Basic Fee Rate

 .   3111    %    +        .45    %                =        .7611    %


One-twelfth of this annual basic fee/management fee rate is applied to each fund's net assets averaged for the most recent month, giving a dollar amount, which is the basic/management fee for that month.
   COMPUTING THE PERFORMANCE ADJUSTMENT FOR DIVERSIFIED INTERNATIONAL,
INTERNATIONAL VALUE, AND OVERSEAS.     The basic fee is subject to upward
or downward adjustment, depending upon whether, and to what extent, each fund's investment performance for the performance period exceeds, or is
exceeded by, the record of the EAFE Index    (the Index)     over the same
period. Starting with the twelfth month, the performance adjustment takes effect. Each month subsequent to the twelfth month, a new month is added to the performance period until the performance period equals 36 months. Thereafter, the performance period consists of the most recent month plus the previous 35 months. Each percentage point of difference, calculated to the nearest 1.0% (up to a maximum difference of (plus/minus)10.00 ) is multiplied by a performance adjustment rate of .02%. Thus, the maximum annualized adjustment rate is (plus/minus).20%. This performance comparison is made at the end of each month. One twelfth (1/12) of this rate is then applied to each fund's average net assets for the entire performance period, giving a dollar amount which will be added to (or subtracted from) the basic fee.
Each fund's performance is calculated based on change in net asset value. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by each fund are treated as if reinvested in fund shares at the net asset value as of the record date for payment. The record of the Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the Index. Because the adjustment to the basic fee is based on each fund's performance compared to the investment record of the Index, the controlling factor is not whether each fund's performance is up or down per se, but whether it is up or down more or less than the record of the Index. Moreover, the comparative investment performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.
INTERNATIONAL GROWTH & INCOME AND WORLDWIDE. The tables below show the management fee paid to FMR; and the management fee as a percentage of each
fund's average net assets for the fiscal    years     ended October 31,
1995, 1994, and 1993.
             MANAGEMENT FEE                    MANAGEMENT FEE AS A

                                               % OF AVERAGE

                                               NET ASSETS

   INTERNATIONAL GROWTH & INCOME
1995      $7,967,320                .7676    %

1994   10,246,289         .7717

1993   2,323,230          .7706

   WORLDWIDE
1995   $   5,378,156                .7657%

1994      4,088,335             .7704

1993   1,155,519                .7760

       DIVERSIFIED INTERNATIONAL, INTERNATIONAL VALUE, AND OVERSEAS.    The
tables below show the management fee paid to FMR (including the effect of the performance adjustment); the dollar amount of negative or positive performance adjustments; and the net management fee as a percentage of the funds' average net assets for the periods ended October 31, 1995, 1994, and 1993.

             MANAGEMENT FEE
                 PERFORMANCE
          MANAGEMENT FEE AS A

             INCLUDING PERFORMANCE
          ADJUSTMENT            % OF AVERAGE

             ADJUSTMENT                                            NET ASSETS


DIVERSIFIED INTERNATIONAL
1995    $    2,058,906        $    (211,273)            .6942    %

1994            2,271,534      (169,790)                    .7178

1993            875,321        (27,280)               .7346

   INTERNATIONAL VALUE
1995    $    361,109         n/a         .7642    %

OVERSEAS
1995    $    15,598,603        $    (1,750,190)             .6880    %

1994            15,137,411             516,209           .7985

1993            7,925,648       (58,499)                 .7731

FMR may, from time to time, voluntarily reimburse all or a portion of each fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase each fund's total returns and yield and repayment of the reimbursement by each fund will lower its total returns and yield.
To comply with the California Code of Regulations, FMR will reimburse each fund if and to the extent that each fund's aggregate annual operating expenses exceed specified percentages of its average net assets. The applicable percentages are 2 1/2% of the first $30 million, 2% of the next $70 million, and 1 1/2% of average net assets in excess of $100 million. When calculating each fund's expenses for purposes of this regulation, each fund may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of its custodian fees attributable to investments in foreign securities.
   SUB-ADVISERS. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIAL U.K. On behalf of International Value, FMR has also entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers. On behalf of the funds FMR may also grant the sub-advisers
investment manage    ment authority as well as the authority to buy and
sell securities if FMR believes it would be beneficial to the funds. Currently, FMR U.K., FMR Far East, FIJ, FIIA, and FIIAL U.K. each focus on issuers in countries other than the United States such as those in Europe, Asia, and the Pacific Basin.
FMR U.K. and FMR Far East, which were organized in 1986, are wholly owned subsidiaries of FMR. FIJ and FIIA are wholly owned subsidiaries of Fidelity International Limited (FIL), a Bermuda company formed in 1968 which primarily provides investment advisory services to non-U.S. investment companies and institutional investors investing in securities throughout the world. Edward C. Johnson 3d, Johnson family members, and various trusts
for the benefit of the Johnson family owns, directly or indi   rectly, more
than 25% of the voting common stock of FIL. FIJ was organized in Japan in 1986. FIIA was organized in Bermuda in 1983. FIIAL U.K. was organized in the United Kingdom in 1984, and is a wholly owned subsidiary of Fidelity International Management Holdings Limited, an indirect wholly owned subsidiary of FIL.
Under the sub-advisory agreements FMR pays the fees of FMR U.K., FMR Far
East, FIJ, and FIIA. FIIA, in turn, pays the fees    of FIIAL U.K. For
providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:
(small solid bullet) FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
(small solid bullet) FMR pays FIIA and FIJ fees equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.
(small solid bullet) FIIA pays FIIAL U.K. a fee equal to 110% of FIIAL U.K.'s costs incurred in connection with providing investment advice and research services.
 For providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:
(small solid bullet) FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its monthly management fee (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
(small solid bullet) FIIA pays FIIAL U.K. a fee equal to 110% of FIIAL U.K.'s costs incurred in connection with providing discretionary investment management services.
   FMR U.K., FMR Far East, FIIA and FIIAL U.K. each serve as a sub-advisor for all the funds. FIJ serves as a sub-advisor for International Value.
FMR entered into the sub-advisory agreements described above with respect to Diversified International on September 16, 1992; with respect to International Growth & Income, Overseas, and Worldwide on March 1, 1992 following shareholder approval of the agreements on February 19, 1992; and with respect to International Value Fund on September 7, 1994.
For providing investment advice and research services, the fees paid to the sub-advisers for fiscal 1995, 1994, and 1993 were as follows:
FEES PAID TO FOREIGN SUB-ADVISERS
FMR U.K.   FMR FAR    FIIA   FIJ
           EAST


   Intern
   ational
   Growt
   h &
   Incom
   e

   1995               $ 565,989             $ 508,935             $ 0          N/A

   1994                358,767               426,768               0           N/A

   1993                58,672                91,684                0           N/A

Divers
ified
Intern
ational

1995               $    163,681          $    148,965          $ 0          N/A

1994                   106,564               124,103               0           N/A

1993                   25,908                36,692                0           N/A

Intern
ational
Value

1995               $    25,758           $    24,224           $    0           $ 0

Overs
eas

1995               $    1,303,012        $    1,193,082        $    0       N/A

1994                   643,371               749,224               0           N/A

1993                   281,303               53,000                0           N/A

World
wide

1995               $    249,660          $    231,114          $    0       N/A

1994                   120,642               140,039               0           N/A

1993                   22,728                34,227                0           N/A


   The funds' have not incurred discretionary investment management fees for the fiscal years ended October 31, 1995, 1994, and 1993.
CONTRACTS WITH FMR AFFILIATES
FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements.
FSC also performs the calculations necessary to determine each fund's net asset value per share and dividends, and maintains each fund's accounting records. The annual fee rates for these pricing and bookkeeping services are based on each fund's average net assets, specifically, .06% for the first $500 million of average net assets and .03% for average net assets in excess of $500 million. The fee is limited to a minimum of $45,000 and a maximum of $750,000 per year.
FSC is transfer, dividend disbursing, and shareholder servicing agent for each fund. FSC receives annual account fees and asset-based fees for each retail account and certain institutional accounts based on account size. In addition, the fees for retail accounts are subject to increase based on postal rate changes. With respect to certain institutional retirement accounts, FSC receives asset-based fees only. With respect to certain other institutional retirement accounts, FSC receives annual account fees and asset based fees based on fund type. The asset-based fees are subject to adjustment if the year-to-date total return of the Standard & Poor's Composite Index of 500 Stocks is greater than positive or negative 15%. FSC also collects small account fees from certain accounts with balances of less than $2,500.
The table below shows the fees paid to FSC for pricing and bookkeeping services, including related out-of-pocket expenses, during the fiscal periods ending October 31, 1995, 1994, and 1993.
PRICING AND BOOKKEEPING FEES PAID TO FSC
FISCAL   FISCAL    FISCAL

1995      1994      1993

   Intern            $462,071          $548,580          $158,558
   ational
   Growt
   h &
   Incom
   e

Divers            177,924              191,050           79,178
ified
Intern
ational

Intern            43,939               n/a               n/a
ational
Value

Overs             750,000              715,901           458,583
eas

World             360,752              296,919           89,027
wide

For fiscal 19   95    , 19   94    , and 19   93    , there were no
securities lending fees incurred by the funds.
Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National
Association of Securities Dealers, Inc.    The distribution agreements call
for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at net asset value. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR. The table below shows the sales charge revenue paid to FDC for those funds that imposed sales charges during the following fiscal periods:
      SALES CHARGE REVENUE PAID TO FDC


                                         1995   1994                        1993

Fidelity International Growth & Income   n/a       n/a                         $ 87,704

Fidelity Overseas Fund                   n/a       $ 1,120,737           1,367,026

Fidelity Worldwide Fund                  n/a       n/a                          109,770


   For the fiscal years ended 1995, 1994 and 1993, FDC received $12,868, $6,314, and $29,135, respectively in deferred sales charge revenue on behalf of International Growth & Income.
DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Fidelity International Growth & Income Fund   ,
    Fidelity Diversified International Fund, Fidelity International Value
Fund, Fidelity Overseas Fund   ,     and Fidelity Worldwide Fund are funds
of Fidelity Investment Trust, an open-end management investment company originally organized as a Massachusetts business trust on April 20, 1984. On November 3, 1986, the trust's name was changed from Fidelity Overseas
Fund to Fidelity Investment Trust. Currently, there are    twenty-four
funds of the trust: Fidelity Overseas Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Pacific Basin Fund, Fidelity New Markets Income Fund, Fidelity International Growth & Income Fund, Fidelity Global Bond Fund, Fidelity Canada Fund, Fidelity Worldwide Fund, Fidelity Emerging Market Fund, Fidelity Short-Term World Income Fund, Fidelity Diversified International Fund, Fidelity International Value Fund, Fidelity Diversified Global Fund, Fidelity Japan Fund, Fidelity Emerging Markets
Fund, Fidelity Latin America Fund, Fidelity Southeast Asia Fund   ,
Fidelity France Fund, Fidelity Germany Fund, Fidelity Japan Small Companies Fund, Fidelity Hong Kong Fund, Fidelity Nordic Fund, and Fidelity United
Kingdom Fund    . The Declaration of trust permits the Trustees to create
additional funds.
In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. The trust is an entity of the type commonly known as "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees shall include a provision limiting the obligations created thereby to the trust and its assets. The Declaration of Trust provides for indemnification out of each fund's property of any shareholders held personally liable for the obligations of the fund. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Declaration of Trust, call meetings of the trust or a fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees. The trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of
the trust or the fund. If not so terminated, the trust    or     the fund
will continue indefinitely.
   CUSTODIAN. Chase Manhattan Bank, N.A. 12111 Avenue of the Americas, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of the subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. The Bank of New York and Chemical Bank, each headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with pooled repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
       AUDITOR.    Coopers & Lybrand L.L.P., One Post Office Square,
Boston, Massachusetts serves as the funds' independent accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
   Each fund's financial statements and financial highlights for the fiscal
year ended     October 31,    1995 are included in the funds' Annual
Report, which is a separate report supplied with this Statement of Additional Information. Each fund's financial statements and financial highlights are incorporated herein by reference.
APPENDIX
DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS:
AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds which are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
DESCRIPTION OF STANDARD & POOR'S CORPORATE BOND RATINGS:
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

FIDELITY'S TARGETED INTERNATIONAL EQUITY FUNDS

FIDELITY CANADA FUND, FIDELITY EMERGING MARKETS FUND, FIDELITY EUROPE FUND, FIDELITY EUROPE CAPITAL APPRECIATION FUND, FIDELITY FRANCE FUND, FIDELITY GERMANY FUND, FIDELITY HONG KONG & CHINA FUND, FIDELITY JAPAN FUND, FIDELITY JAPAN SMALL COMPANIES FUND, FIDELITY LATIN AMERICA FUND, FIDELITY NORDIC FUND, FIDELITY PACIFIC BASIN FUND, FIDELITY SOUTHEAST ASIA FUND, FIDELITY UNITED KINGDOM FUND

CROSS REFERENCE SHEET
FORM N-1A
ITEM NUMBER PROSPECTUS SECTION

1...................................    Cover Page
 ...

2a..................................    Expenses
 ..

  b,                                    Contents; The Funds at a Glance; Who May Want to
c................................       Invest

3a..................................    Financial Highlights
 ..

                                        *
b...................................
 .

c,d.................................    Performance
 ..

4a                                      Charter
i.................................

                                        The Funds at a Glance; Investment Principles and
ii...............................       Risks

b...................................    Investment Principles and Risks
 ..

                                        Who May Want to Invest; Investment Principles and
c....................................   Risks

5a..................................    Charter
 ..

b(i)................................    Cover Page: The Funds at a Glance; Doing Business
                                        with Fidelity; Charter

                                        Charter
(ii)..............................

     (iii)...........................   Expenses; Breakdown of Expenses

  c................................     Charter

  c,                                    Charter; Breakdown of Expenses
d................................

                                        Cover Page; Charter
e....................................

                                        Expenses
f....................................

g(i)................................    Charter
 ..

(ii).................................   *
 ..

5A.................................     Performance
 .

6a                                      Charter
i.................................

                                        How to Buy Shares; How to Sell Shares; Transaction
ii................................      Details; Exchange Restrictions

                                        Charter
iii...............................

                                        *
b...................................
 .

                                        Exchange Restrictions; Transaction Details
c....................................

                                        *
d...................................
 .

                                        Doing Business with Fidelity; How to Buy Shares;
e....................................   How to Sell Shares; Investor Services

f,g.................................    Dividends, Capital Gains, and Taxes
 ..

7a..................................    Cover Page; Charter
 ..

                                        Expenses; How to Buy Shares; Transaction Details
b...................................
 .

                                        Sales Charge Reductions and Waivers
c....................................

                                        How to Buy Shares
d...................................
 .

e....................................   *

  f ................................    *

8...................................    How to Sell Shares; Investor Services; Transaction
 ...                                     Details; Exchange Restrictions

9...................................    *
 ...


*  Not Applicable
FIDELITY'S TARGETED INTERNATIONAL EQUITY FUNDS

FIDELITY CANADA FUND, FIDELITY EMERGING MARKETS FUND, FIDELITY EUROPE FUND, FIDELITY EUROPE CAPITAL APPRECIATION FUND, FIDELITY FRANCE FUND, FIDELITY GERMANY FUND, FIDELITY HONG KONG & CHINA FUND, FIDELITY JAPAN FUND, FIDELITY JAPAN SMALL COMPANIES FUND, FIDELITY LATIN AMERICA FUND, FIDELITY NORDIC FUND, FIDELITY PACIFIC BASIN FUND, FIDELITY SOUTHEAST ASIA FUND, FIDELITY UNITED KINGDOM FUND

CROSS REFERENCE SHEET
(continued)
FORM N-1A
ITEM NUMBER  STATEMENT OF ADDITIONAL INFORMATION SECTION

10,   11..........................     Cover Page

12..................................   Description of the Trust
 ..

13a -                                  Investment Policies and Limitations
c............................

                                       Portfolio Transactions
d..................................

14a -                                  Trustees and Officers
c............................

15a..............................      *

                                       *
b..................................

                                       Trustees and Officers
c..................................

16a                                    FMR, Portfolio Transactions
i................................

                                       Trustees and Officers
ii..............................

                                       Management Contracts
iii.............................

                                       Management Contracts
b.................................

     c,                                Contracts with FMR Affiliates
d.............................

     e -                               *
g...........................

                                       Description of the Trust
h.................................

                                       Contracts with FMR Affiliates
i.................................

17a -                                  Portfolio Transactions
d............................

     e..............................   *

18a................................    Description of the Trust
 ..

                                       *
b.................................

19a................................    Additional Purchase and Redemption Information
 ..

                                       Additional Purchase and Redemption Information;
b..................................    Valuation of Portfolio Securities

                                       *
c..................................

20..................................   Distributions and Taxes
 ..

21a,                                   Contracts with FMR Affiliates
b..............................

                                       *
c.................................

22a..............................      *

b..............................        Performance

23..................................   Financial Statements
 ..


* Not Applicable



Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of the funds' most recent financial reports and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated December 30, 1995. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-8888.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment
risk   s    , including possible loss of principal    amount invested    .

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND
EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.
   TIF-pro-1295
Each of these international funds is a growth fund    and     seeks to
increase the value of your investment over the long-term by investing mainly in equity securities.

FIDELITY'S
   TARGETED     INTERNATIONAL

    EQUITY
FUNDS
FIDELITY CANADA FUND
   FIDELITY EMERGING MARKETS FUND
FIDELITY EUROPE FUND
FIDELITY EUROPE CAPITAL APPRECIATION FUND
FIDELITY FRANCE FUND
FIDELITY GERMANY FUND
   FIDELITY HONG KONG AND CHINA FUND
FIDELITY JAPAN FUND
FIDELITY JAPAN SMALL COMPANIES FUND
   FIDELITY LATIN AMERICA FUND
FIDELITY NORDIC FUND
FIDELITY PACIFIC BASIN FUND
   FIDELITY SOUTHEAST ASIA FUND
FIDELITY UNITED KINGDOM FUND
PROSPECTUS
DECEMBER 30, 1995(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS



KEY FACTS                                THE FUNDS AT A GLANCE

                                         WHO MAY WANT TO INVEST

                                         EXPENSES Each fund's sales charge (load) and
                                         its yearly operating expenses.

                                         FINANCIAL HIGHLIGHTS  A summary of each fund's
                                         financial data.

                                         PERFORMANCE How each fund has done over time.

THE FUNDS IN DETAIL                      CHARTER How each fund is organized.

                                         INVESTMENT PRINCIPLES AND RISKS Each fund's
                                         overall approach to investing.

                                         BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT                             DOING BUSINESS WITH FIDELITY

                                         TYPES OF ACCOUNTS Different ways to set up
                                         your account, including tax-sheltered retirement
                                         plans.

                                         HOW TO BUY SHARES Opening an account and making additional investments.

                                         HOW TO SELL SHARES Taking money out and
                                         closing your account.

                                         INVESTOR SERVICES  Services to help you
                                         manage your account.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS Share price calculations
                                         and the timing of purchases and redemptions.

                                         EXCHANGE RESTRICTIONS

                                         SALES CHARGE REDUCTIONS AND WAIVERS


   KEY FACTS


THE FUNDS AT A GLANCE
       MANAGEMENT:    Fidelity Management & Research Company (FMR) is the
management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager. Foreign affiliates of FMR may help choose investments for the funds.
As with any mutual fund, there is no assurance that a fund will achieve its goal.
CANADA FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of Canadian issuers.
SIZE: As of October 31, 1995, the fund had over $   326     million in
assets.
   EMERGING MARKETS FUND
GOAL:     Long-term growth of capital.
   STRATEGY:     Invests mainly in equity securities of emerging market
issuers. These countries can be found in regions such as Southeast Asia, Latin America, and Eastern Europe.
   SIZE: As of October 31, 1995, the fund had over $1 billion in assets.

EUROPE FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of Western European issuers.
   SIZE: As of October 31, 1995, the fund had over $492 million in assets.

EUROPE CAPITAL APPRECIATION FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of Eastern and Western European issuers.
   SIZE: As of October 31, 1995, the fund had over $194 million in assets.

FRANCE FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of French issuers.
GERMANY FUND
GOAL: Long-term growth of capital.
   STRATEGY: Invests mainly in equity securities of German issuers.
HONG KONG AND CHINA FUND
GOAL:     Long-term growth of capital.
   STRATEGY:     Invests mainly in equity securities of Hong Kong and
Chinese issuers.
JAPAN FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of Japanese issuers.
   SIZE: As of October 31, 1995, the fund had over $343 million in assets.

JAPAN SMALL COMPANIES FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of Japanese issuers with small market capitalizations.
   LATIN AMERICA FUND
GOAL:     High total investment return.
   STRATEGY:     Invests mainly in equity and debt securities of Latin
American issuers.
   SIZE:     As of October 31, 1995, the fund had over $466 million in
assets.
NORDIC FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of issuers in Denmark, Finland, Norway, and Sweden.
   PACIFIC BASIN FUND
GOAL:     Long-term growth of capital.
   STRATEGY:     Invests mainly in equity securities of Pacific Basin
issuers.
   SIZE:     As of October 31, 1995, the fund had over $317 million in
assets.
   SOUTHEAST ASIA FUND
GOAL:     Long-term growth of capital.
   STRATEGY:     Invests mainly in equity securities of Southeast Asian
issuers. The fund does not anticipate investing in Japan.
   SIZE:     As of October 31, 1995, the fund had over $649 million in
assets.
UNITED KINGDOM FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of British issuers.
WHO MAY WANT TO INVEST
   The funds are designed for investors looking to target a particular
region, country, or emerging market    . By including international
investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world. However, it is important to note that investments in foreign securities involve risks in addition to those of U.S. investments.
The value of the funds' investments will vary from day to day, and generally reflect market conditions, interest rates, and other company, political, or economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors. Over time, however, stocks have shown greater growth potential than other types of securities. Bond values fluctuate based on changes in interest rates and in the credit quality of the issuer.
In addition to those general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which a fund invests. These
risks are particularly significant for funds that focus    on     a single
country,    group of countries or emerging markets    .    France Fund,
Germany Fund, Hong Kong and China Fund, Japan Small Companies Fund, Nordic Fund, and United Kingdom Fund are non-diversified funds.
    Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund. See "INVESTMENT PRINCIPLES AND RISKS" on page .
When you sell your shares, they may be worth more or less than what you
paid for them. By themselves,    the     funds    do not     constitute a
balanced investment plan.

EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy, sell or
hold shares of a fund. See page         and pages         -         for an
explanation of how and when these charges apply. Lower sales charges may be available for accounts over $250,000.
ANNUAL FUND OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee that, in certain cases, varies based on its performance. Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. A fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see page
       ).
The following are projections based on    estimated or historical
expenses   , adjusted for current fees,     and are calculated as a
percentage of average net assets.        A portion of the brokerage
commissions that    Canada Fund     paid was used to reduce fund expenses.
Had the effect of the reduction been included, the total operating expenses
for Canada Fund would have been 1.08%.    For France Fund, Germany Fund,
Hong Kong and China Fund, Japan Small Companies Fund, Nordic Fund, and United Kingdom Fund, annual fund operating expenses are based on each fund's estimated expenses for its first year of operation.
EXAMPLES. Let's say, hypothetically, that    each     fund's annual return
is 5% and that its operating expenses are exactly as described. For every
$1,000 you invested,    here's     how much you would pay in total expenses
if you close your account after the number of years indicated.
These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.
      Transaction    Operating    Examples
      expenses       expenses


CANA           Maxim             3.00           Man             .   72    %             After           $
DA             um                %              age                                     1                  4
FUND           sales                            ment                                    year               1
               charge                           fee
               on
               purcha
               ses
               (as a
               % of
               offerin
               g
               price)

               Maxim             None           12b-            None                    After           $
               um                               1 fee                                   3                  6
               sales                                                                    year               6
               charge                                                                   s
               on
               reinves
               ted
               distribu
               tions

               Deferr            None           Othe            .   44    %             After           $
               ed                               r                                       5                  9
               sales                            expe                                    year               2
               charge                           nses                                    s
               on
               redem
               ptions

               Redem             1.   5    0    Total           1.   16                 After           $
               ption             %   A          fund                   %                10              1
               fee (   as                       oper                                    year               6
                  a % of                        ating                                   s                  7
                  amoun                         expe
                  t                             nses
                  redee
                  med
                      on
               shares
               held
               less
               than
               90
               days)

               Excha                None
               nge
               fee

               Annual            $12.0
               accoun            0
               t
               mainte
               nance
               fee
               (for
               accoun
               ts
               under
               $2,500
               )

   EMERG          Maxim             3.00           Man             .77%                    After           $
   ING            um                %              age                                     1               4
   MARKE          sales                            ment                                    year            3
   TS             charge                           fee
   FUND           on
                  purcha
                  ses

                  (as a
                  % of
                  offerin
                  g
                  price)

                  Maxim             None           12b-            None                    After           $
                  um                               1 fee                                   3               6
                  sales                                                                    year            9
                  charge                                                                   s
                  on
                  reinves
                  ted

                  distribu
                  tions

                  Deferr            None           Othe            .51%                    After           $
                  ed                               r                                       5               9
                  sales                            expe                                    year            8
                  charge                           nses                                    s
                  on
                  redem
                  ptions

                  Redem             1.50           Total           1.28                    After           $
                  ption             %              fund            %                       10              1
                  fee (as                          oper                                    year            8
                  a % of                           ating                                   s               0
                  amoun                            expe
                  t                                nses
                  redee
                  med
                  on
                  shares
                  held
                  less
                  than

                  90
                  days)

                  Excha             None
                  nge
                  fee

                  Annual            $12.0
                  accoun            0
                  t
                  mainte
                  nance
                  fee

                  (for
                  accoun
                  ts
                  under
                  $2,500
                  )

   EUROP          Maxim             3.00           Man             .80%                    After           $
   E              um                %              age                                     1               4
   FUND           sales                            ment                                    year            2
                  charge                           fee
                  on
                  purcha
                  ses

                  (as a
                  % of
                  offerin
                  g
                  price)

               Maxim             None           12b-            None                    After           $
               um                               1 fee                                   3                  6
               sales                                                                    year               9
               charge                                                                   s
               on
               reinves
               ted
               distribu
               tions

               Deferr            None           Othe            .   46    %             After           $
               ed                               r                                       5                  9
               sales                            expe                                    year               7
               charge                           nses                                    s
               on
               redem
               ptions

                  Redem             1.00           Total           1.26                    After           $
                  ption             %              fund            %                       10              1
                  fee (as                          oper                                    year            7
                  a % of                           ating                                   s               8
                  amoun                            expe
                  t                                nses
                  redee
                  med
                  on
                  shares
                  held
                  less
                  than

                  90
                  days)

               Excha                None
               nge
                  f    ee

               Annual            $12.0
               accoun            0
               t
               mainte
               nance
               fee
               (for
               accoun
               ts
               under
               $2,500
               )


   A REDEMPTION FEE FOR CANADA FUND IS EFFECTIVE ON FEBRUARY 1, 1996. REDEMPTION FEE BEFORE FEBRUARY 1, 1996 IS 1.0% ON SHARES HELD LESS THAN 90 DAYS.
      Transaction    Operating    Examples
      expenses       expenses


   EUROP        Maxim             3.00           Man              .   85    %             After           $
   E            um                %              age                                      1                  4
   CAPITA       sales                            ment                                     year               3
   L            charge                           fee
   APPRE        on
   CIATIO       purcha
   N            ses
   FUND         (as a
                % of
                offerin
                g
                price)

                Maxim             None           12b-             None                    After           $
                um                               1 fee                                    3                  7
                sales                                                                     year               2
                charge                                                                    s
                on
                reinves
                ted
                distribu
                tions

                Deferr            None           Othe             .   51    %             After           $
                ed                               r                                        5                  1
                sales                            expe                                     year               0
                charge                           nses                                     s                  2
                on
                redem
                ptions

                Redem             1.00           Total            1.   36                 After           $
                ption             %              fund                    %                10              1
                fee (   as                       oper                                     year            8
                   a % of                        ating                                    s                  9
                   amoun                         expe
                   t                             nses
                   redee
                   med
                       on
                shares
                held
                less
                than
                90
                days)

                Excha                None
                nge
                   f    ee

                Annual            $12.0
                accoun            0
                t
                mainte
                nance
                fee
                (for
                accoun
                ts
                under
                $2,500
                )

FRANC           Maxim             3.00           Mana             0%                      After           $
E               um                %              geme                                     1               5
FUND            sales                            nt fee                                   year            0
                charge                           (after
                on                               reimb
                purcha                           urse
                ses                              ment)
                (as a
                % of
                offerin
                g
                price)

                Maxim             None           12b-             None                    After           $
                um                               1 fee                                    3               9
                sales                                                                     year            1
                charge                                                                    s
                on
                reinves
                ted
                distribu
                tions

                Deferr            None           Othe             2.00
                ed                               r                %
                sales                            expe
                charge                           nses
                on                               (after
                redem                            reim
                ptions                           burs
                                                 eme
                                                 nt)

                Redem             1.5   0        Total            2.00
                ption                    %       fund             %
                fee (as                          oper
                a % of                           ating
                amoun                            expe
                t                                nses
                redee
                med
                on
                shares
                held
                less
                than
                90
                days)

                Excha             None
                nge
                fee

                Annual            $12.0
                accoun            0
                t
                mainte
                nance
                fee
                (for
                accoun
                ts
                under
                $2,500
                )

GERM            Maxim             3.00           Mana             0%                      After           $
ANY             um                %              geme                                     1                  5
FUND            sales                            nt fee                                   year               0
                charge
                on                               (after
                purcha                           reimb
                ses                              urse
                (as a                            ment)
                % of
                offerin
                g
                price)

                Maxim             None           12b-             None                    After           $
                um                               1 fee                                    3               9
                sales                                                                     year            1
                charge                                                                    s
                on
                reinves
                ted
                distribu
                tions

                Deferr            None           Othe             2.00
                ed                               r                %
                sales                            expe
                charge                           nses
                on
                redem                            (after
                ptions                           reim
                                                 burs
                                                 eme
                                                 nt)

                Redem             1.5   0        Total            2.00
                ption                    %       fund             %
                fee (as                          oper
                a % of                           ating
                amoun                            expe
                t                                nses
                redee
                med
                on
                shares
                held
                less
                than
                90
                days)

                Excha             None
                nge
                fee

                Annual            $12.0
                accoun            0
                t
                mainte
                nance
                fee
                (for
                accoun
                ts
                under
                $2,500
                )

   HONG            Maxim             3.00           Man              .50%                    After           $
   KONG            um                %              age                                      1               5
   AND
           sales                            ment                                     year            0
   CHINA           charge                           fee

   FUND            on                               (after
                   purcha                           reim
                   ses
                             burs
                   (as a                            eme
                   % of                             nt)
                   offerin
                   g
                   price)

                   Maxim             None           12b-             None                    After           $
                   um                               1 fee                                    3               9
                   sales                                                                     year            1
                   charge                                                                    s
                   on
                   reinves
                   ted

                   distribu
                   tions

                   Deferr            None           Othe             1.50
                   ed                               r                %
                   sales                            expe
                   charge                           nses
                   on
                   redem
                   ptions

                   Redem             1.50           Total            2.00
                   ption             %              fund             %
                   fee (as                          oper
                   a % of                           ating
                   amoun                            expe
                   t                                nses
                   redee
                   med
                   on
                   shares
                   held
                   less
                   than

                   90
                   days)

                   Excha             None
                   nge
                   fee

                   Annual            $12.0
                   accoun            0
                   t
                   mainte
                   nance
                   fee

                   (for
                   accoun
                   ts
                   under
                   $2,500
                   )



      Transaction    Operating    Examples
      expenses       expenses


   JAPAN        Maxim             3.00           Man             .   66    %             After           $
   FUND         um                %              age                                     1                  4
                sales                            ment                                    year               1
                charge                           fee
                on
                purcha
                ses
                (as a
                % of
                offerin
                g
                price)

                Maxim                None        12b-            None                    After           $
                um                               1 fee                                   3                  6
                sales                                                                    year               5
                charge                                                                   s
                on
                reinves
                ted
                distribu
                tions

                Deferr            None           Othe            .   49    %             After           $
                ed                               r                                       5                  9
                sales                            expe                                    year               1
                charge                           nses                                    s
                on
                redem
                ptions

                Redem             1.   5    0    Total           1.   15                 After           $
                ption             %   A          fund                   %                10              1
                fee (   as                       oper                                    year               6
                   a % of                        ating                                   s                  6
                   amoun                         expe
                   t                             nses
                   redee
                   med
                       on
                shares
                held
                less
                than
                90
                days)

                Excha                None
                nge
                fee

                Annual            $12.0
                accoun            0
                t
                mainte
                nance
                fee
                (for
                accoun
                ts
                under
                $2,500
                )

   JAPAN        Maxim             3.00           Man             .76%                    After           $
   SMALL
       um                %              age                                     1               4
   COMP         sales                            ment                                    year            9
   ANIES        charge                           fee
   FUND         on
                purcha
                ses
                (as a
                % of
                offerin
                g
                price)

                Maxim                None        12b-            None                    After           $
                um                               1 fee                                   3               8
                sales                                                                    year            9
                charge                                                                   s
                on
                reinves
                ted
                distribu
                tions

                Deferr            None           Othe            1.18
                ed                               r               %
                sales                            expe
                charge                           nses
                on
                redem
                ptions

                Redem             1.   5    0    Total           1.94
                ption             %              fund            %
                fee (   as                       oper
                   a % of                        ating
                   amoun                         expe
                   t                             nses
                   redee
                   med
                       on
                shares
                held
                less
                than
                90
                days)

                Excha                None
                nge
                fee

                Annual            $12.0
                accoun            0
                t
                mainte
                nance
                fee
                (for
                accoun
                ts
                under
                $2,500
                )

   LATIN           Maxim             3.00           Man             .77%                    After           $
   AMERI           um                %              age                                     1               4
   CA              sales                            ment                                    year            4
   FUND            charge                           fee
                   on
                   purcha
                   ses

                   (as a
                   % of
                   offerin
                   g
                   price)

                   Maxim             None           12b-            None                    After           $
                   um                               1 fee                                   3               7
                   sales                                                                    year            3
                   charge                                                                   s
                   on
                   reinves
                   ted

                   distribu
                   tions

                   Deferr            None           Othe            .64%                    After           $
                   ed                               r                                       5               1
                   sales                            expe                                    year            0
                   charge                           nses                                    s               5
                   on
                   redem
                   ptions

                   Redem             1.50           Total           1.41                    After           $
                   ption             %              fund            %                       10              1
                   fee (as                          oper                                    year            9
                   a % of                           ating                                   s               4
                   amoun                            expe
                   t                                nses
                   redee
                   med
                   on
                   shares
                   held
                   less
                   than

                   90
                   days)

                   Excha             None
                   nge
                   fee

                   Annual            $12.0
                   accoun            0
                   t
                   mainte
                   nance
                   fee

                   (for
                   accoun
                   ts
                   under
                   $2,500
                   )

NORDI           Maxim             3.00           Man             0%                      After           $
C               um                %              age                                     1               5
FUND            sales                            ment                                    year            0
                charge                           fee
                on                               (after
                purcha                           reim
                ses                              burs
                (as a                            eme
                % of                             nt)
                offerin
                g
                price)

                Maxim             None           12b-            None                    After           $
                um                               1 fee                                   3               9
                sales                                                                    year            1
                charge                                                                   s
                on
                reinves
                ted
                distribu
                tions

                Deferr            None           Othe            2.00
                ed                               r               %
                sales                            expe
                charge                           nses
                on
                redem                            (after
                ptions                           reim
                                                 burs
                                                 eme
                                                 nt)

                Redem             1.5   0        Total           2.00
                ption                    %       fund            %
                fee (as                          oper
                a % of                           ating
                amoun                            expe
                t                                nses
                redee
                med
                on
                shares
                held
                less
                than
                90
                days)

                Excha             None
                nge
                fee

                Annual            $12.0
                accoun            0
                t
                mainte
                nance
                fee
                (for
                accoun
                ts
                under
                $2,500
                )


   A     REDEMPTION FEE FOR    JAPAN FUND IS     EFFECTIVE ON
   FEBRUARY     1, 199   6    . REDEMPTION FEE BEFORE FEBRUARY 1, 1996 IS
1.0% ON SHARES HELD LESS THAN 90 DAYS.
      Transaction    Operating    Examples
      expenses       expenses


PACIFI         Maxim             3.00           Man             .   79    %             After           $
C              um                %              age                                     1                  4
BASIN          sales                            ment                                    year               4
FUND           charge                           fee
               on
               purcha
               ses
               (as a
               % of
               offerin
               g
               price)

               Maxim             None           12b-            None                    After           $
               um                               1 fee                                   3                  7
               sales                                                                    year               3
               charge                                                                   s
               on
               reinves
               ted
               distribu
               tions

               Deferr            None           Othe            .   61    %             After           $
               ed                               r                                       5                  1
               sales                            expe                                    year               0
               charge                           nses                                    s                  4
               on
               redem
               ptions

               Redem             1.00           Total           1.   40                 After           $
               ption             %              fund                   %                10              1
               fee (as                          oper                                    year               9
               a % of                           ating                                   s                  3
               amoun                            expe
               t                                nses
               redee
               med
               on
               shares
               held
               less
               than
               90
               days)

               Excha             None
               nge
               fee

               Annual            $12.0
               accoun            0
               t
               mainte
               nance
               fee
               (for
               accoun
               ts
               under
               $2,500
               )

   SOUTH          Maxim             3.00           Man             .59%                    After           $
   EAST           um                %              age                                     1               4
   ASIA           sales                            ment                                    year            1
   FUND           charge                           fee
                  on
                  purcha
                  ses

                  (as a
                  % of
                  offerin
                  g
                  price)

                  Maxim             None           12b-            None                    After           $
                  um                               1 fee                                   3               6
                  sales                                                                    year            4
                  charge                                                                   s
                  on
                  reinves
                  ted

                  distribu
                  tions

                  Deferr            None           Othe            .51%                    After           $
                  ed                               r                                       5               8
                  sales                            expe                                    year            9
                  charge                           nses                                    s
                  on
                  redem
                  ptions

                  Redem             1.50           Total           1.10                    After           $
                  ption             %              fund            %                       10              1
                  fee (as                          oper                                    year            6
                  a % of                           ating                                   s               0
                  amoun                            expe
                  t                                nses
                  redee
                  med
                  on
                  shares
                  held
                  less
                  than

                  90
                  days)

                  Excha             None
                  nge
                  fee

                  Annual            $12.0
                  accoun            0
                  t
                  mainte
                  nance
                  fee

                  (for
                  accoun
                  ts
                  under
                  $2,500
                  )

UNITE          Maxim             3.00           Mana            0%                      After           $
D              um                %              geme                                    1               5
KINGD          sales                            nt fee                                  year            0
OM             charge                           (after
FUND           on                               reimb
               purcha                           urse
               ses                              ment)
               (as a
               % of
               offerin
               g
               price)

               Maxim             None           12b-            None                    After           $
               um                               1 fee                                   3               9
               sales                                                                    year            1
               charge                                                                   s
               on
               reinves
               ted
               distribu
               tions

               Deferr            None           Othe            2.00
               ed                               r               %
               sales                            expe
               charge                           nses
               on
               redem                            (after
               ptions                           reim
                                                burs
                                                eme
                                                nt)

               Redem             1.5   0        Total           2.00
               ption                    %       fund            %
               fee (as                          oper
               a % of                           ating
               amoun                            expe
               t                                nses
               redee
               med
               on
               shares
               held
               less
               than
               90
               days)

               Excha             None
               nge
               fee

               Annual            $12.0
               accoun            0
               t
               mainte
               nance
               fee
               (for
               accoun
               ts
               under
               $2,500
               )


FMR has voluntarily agreed to temporarily limit    France Fund's, Germany
Fund's, Hong Kong and China Fund's, Japan Small Companies Fund's, Nordic
Fund's, and United Kingdom Fund's     operating expenses to 2.00% of
   each fund's     average net assets. If these agreements were not in
effect, and there were no state expense limitations, the management fee, other expenses, and total operating expenses would be .76%, 4.92%, and 5.68%, respectively, for France Fund; .76%, 2.70%, and 3.46%, respectively,
for Germany Fund   ; .76%, 1.50%, and 2.26%, respectively, for Hong Kong
and China Fund; .76%, 2.23%, and 2.99%,     respectively, for Nordic
Fund   ; and     .76%, 4.76%, and 5.52%, respectively, for United Kingdom
Fund. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses.
FINANCIAL HIGHLIGHTS
The tables that follow are included in the funds' Annual Report and have
been audited by either Coopers & Lybrand L.L.P. (Canada    Fund    ,
Europe    Fund    , Japan    Fund    , Pacific Basin    Fund    , and
Emerging Markets    Fund    ) or Price Waterhouse LLP, (Europe Capital
Appreciation    Fund    , Latin America    Fund, and     Southeast Asia
Fund    ) independent accountants. Their reports on the financial
statements and financial highlights are included in the Annual Report. The financial statements and financial highlights are incorporated by reference
into (are legally a part of) the funds   '     Statement of Additional
Information. Financial highlights information for    France Fund, Germany
Fund, Hong Kong and China Fund, Japan Small Companies Fund, Nordic Fund, and United Kingdom Fund is not included because the funds commenced operations on November 1, 1995.
CANADA    FUND



1.Sele
cted
Per-Sh
are
Data
and
Ratios

2.Years  1995              1994   H    1993        1992            1991            1990            1989            1988F
ended
Octobe
r 31

3.Net    $    17.18        $ 17.82     $ 14.23     $ 16.28         $ 13.57         $ 15.45         $ 12.74         $ 10.00
asset
value,
beginni
ng of
period

4.Inco
me
from
Invest
ment
Operati
ons

5. Net      .05            --          (.15)       (.02)B          .03B            .05B            .02B            .32
invest
ment
income
   (loss)

6. Net      .33            (.60)       3.76        (1.11)          3.59            (1.24)          2.96            2.42
realize
d and
unreali
zed
gain
(loss)
on
invest
ments

7. Tota     .38            (.60)       3.61        (1.13)          3.62            (1.19)          2.98            2.74
l from
invest
ment
operati
ons

8.Less
Distrib
utions

9. Fro      (.01)          --          (.02)        --              (.06)           (.01)           (.12)           --
m net
invest
ment
income

10. Fr      --             --          --           (.92)           (.85)           (.68)           (.15)C          --
om net
realize
d gain

11. In      --             (.04)       --           --              --              --              --              --
excess
of net
realize
d gain

12. To      (.01)          (.04)       (.02)        (.92)           (.91)           (.69)           (.27)           --
tal
distribu
tions

   13.Red .00                 --          --           --              --              --              --              --
   emptio
   n fees
   added
   to paid
   in
   capital

14.Net    $    17.55       $ 17.18     $ 17.82     $ 14.23         $ 16.28         $ 13.57         $ 15.45         $ 12.74
asset
value,
end of
period

15.Tota      2.22%         (3.37)      25.40%      (7.09)          28.13%          (8.16)          23.94%          27.40%
l                          %                       %                               %
returnE,
G

16.Net    $    326,763     $ 368,33    $ 95,977    $ 21,701        $ 23,327        $ 17,736        $ 24,331        $ 10,802
assets,                    0
end of
period
(000
omitted
)

   17.Rati 1.09%               1.57%    2.00%          2.00%           2.01%           2.05%           2.06%           2.02%
   o of    D,I                                        D               D               D               D               A,D
   expens
   es to
   averag
   e net
   assets

18.Rati       1.08%        1.57%        2.00%       2.00%           2.01%           2.05%           2.06%           2.02%A
o of          I
expens
es to
averag
e net
assets
   after
   expens
   e
   reducti
   ons

19.Rati       .26%         (.14)        (.66)      (.11)           .17%            .34%            .16%            4.24%A
o of                       %            %          %
net
invest
ment
income
   (loss)
to
averag
e net
assets

20.Port       75%          59%          131%       55%             68%             164%            152%            401%A
folio
turnov
er rate





A  ANNUALIZED
B     N    ET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED
   BASED ON     AVERAGE SHARES
OUTSTANDING    DURING THE PERIOD    .
C INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN
CURRENCY RELATED TRANSACTIONS
TAXABLE AS ORDINARY INCOME.
D    FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT
   THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN
HIGHER.
E THE TOTAL RETURN   S     WOULD HAVE BEEN LOWER    HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE
   PERIODS SHOWN.
F FROM NOVEMBER 17, 1987 (COMMENCEMENT OF OPERATIONS) TO OCTOBER
31, 1988.
G TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED
AND DO NOT INCLUDE THE ONE TIME
SALES CHARGE.
   H EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF
POSITION 93-2, "DETERMINATION,
   DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME,
CAPITAL GAIN, AND RETURN OF CAPITAL
   DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET
INVESTMENT INCOME PER SHARE MAY
   REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX
DIFFERENCES.
   I FMR HAS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO
PAID A PORTION OF THE FUND'S EXPENSES.


   EMERGING MARKETS FUND

   21.Sel
   ected
   Per-Sh
   are
   Data
   and
   Ratios

   22.Yea            1995                 1994E                1993               1992              1991D
   rs
   ended
   Octobe
   r 31

   23.Net            $ 19.25              $ 16.18              $ 11.05            $ 10.40           $ 10.00
   asset
   value,
   beginni
   ng of
   period

   24.Inco
   me
   from
   Invest
   ment
   Operati
   ons

   25. N              .05                  .06                  .06C               .08               .12
   et
   invest
   ment
   income

   26. N              (4.13)               2.97                 5.28               .76               .30
   et
   realize
   d and
   unreali
   zed
   gain
   (loss)
   on
   invest
   ments

   27. To             (4.08)               3.03                 5.34               .84               .42
   tal
   from
   invest
   ment
   operati
   ons

   28.Les
   s
   Distrib
   utions

   29. Fr             (.04)                (.04)                (.08)              (.08)             (.04)
   om net
   invest
   ment
   income

   30. In             --                   (.01)                --                 --                --
   excess
   of net
   invest
   ment
   income

   31. Fr             --                   --                   (.15)              (.14)             --
   om net
   realize
   d gain

   32. To             (.04)                (.05)                (.23)              (.22)             (.04)
   tal
   distribu
   tions

   33.Red             .01                  .09                  .02                .03               .02
   emptio
   n fees
   added
   to paid
   in
   capital

   34.Net            $ 15.14              $ 19.25              $ 16.18            $ 11.05           $ 10.40
   asset
   value,
   end of
   period

   35.Tota            (21.17)%             19.32%               49.58%             8.56%             4.41%
   l
   return
   ,


   36.Net            $ 1,095,583          $ 1,976,371          $ 757,737          $ 13,732          $ 6,450
   assets,
   end of
   period
   (000
   omitted
   )

   37.Rati            1.28%                1.52%                1.91%              2.60%             2.60%B
   o of                                                                           B
   expens
   es to
   averag
   e net
   assets

   38.Rati            .46%                 .39%                 .44%               .90%              1.34%
   o of
   net
   invest
   ment
   income
   to
   averag
   e net
   assets

   39.Port            78%                  107%                 57%                159%              45%
   folio
   turnov
   er rate



   A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   B EXPENSES LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
   C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
   AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FROM NOVEMBER 1, 1990 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31,
   1991.
   E EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION
   93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION
   OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY
   INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE
   MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
   F THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
   REDUCED DURING THE PERIODS SHOWN.


EUROPE FUND



40.Sel
ected
Per-Sh
are
Data
and
Ratios

41.Yea
1995         1994   H      1993         1992D        1991         1990         1989         1988         1987         1986G
rs
ended
Octobe
r 31

42.Net
$    21.18     $ 18.43      $ 15.12      $ 15.93      $ 16.28      $ 15.04      $ 12.96      $ 12.09      $ 9.99       $ 10.00
asset
value,
beginni
ng of
period

43.Inco
me
from
Invest
ment
Operati
ons

44. N
   .27         .18           .25          .27          .43F         .46          .25E         .12          .08          .01
et
invest
ment
income

45. N
   2.37       2.65          3.35         (.57)        (.40)        .97          2.11         .75          2.03         (.02)
et
realize
d and
unreali
zed
gain
(loss)
on
invest
ments

46. To
   2.64        2.83          3.60         (.30)        .03          1.43         2.36         .87          2.11         (.01)
tal
from
invest
ment
operati
ons

47.Les
s
Distrib
utions

48. Fr
   (.20)       (.08)         (.29)        (.48)        (.35)        (.19)        (.24)        --           (.01)        --
om net
invest
ment
income

49. Fr
   (.11)       --            --           (.03)B       (.03)B       -            (.04)B       --           --           --
om net
realize
d gain

50. To
   (.31)       (.08)         (.29)        (.51)        (.38)        (.19)        (.28)        --           (.01)        --
tal
distribu
tions

   51. R
    .00           --            --           --           --           --           --           --           --           --
   edemp
   tion
   fees
   added
   to paid
   in
   capital

52.Net
$    23.51    $ 21.18       $ 18.43      $ 15.12      $ 15.93      $ 16.28      $ 15.04      $ 12.96      $ 12.09      $ 9.99
asset
value,
end of
period

53.Tota
   12.76%      15.41         24.24        (1.89)       .15          9.50         18.62%       7.20         21.13        (.10)
l              %             %            %            %            %                         %            %            %
return
   ,


54.Net
$    492,86     $ 507,4    $ 528,9      $ 431,22     $ 297,8      $ 389,2      $ 97,288     $ 102,0      $ 131,4      $ 19,375
assets,            7       60           29           3            31           73                        29           31
end of
period
(000
omitted
)

55.Rati
   1.18%       1.35          1.25         1.22%        1.31         1.45         1.89%        2.66         1.91         1.50%
o of
   I           %             %                         %            %            E            %            %            A
expens
es to
averag
e net
assets

56.Rati
   1.12%       .85           1.44         2.38%        2.83         2.87         1.67%        .97          .48          2.77%
o of           %             %                        %            %                         %            %            A
net
invest
ment
income
to
averag
e net
assets

57.Port
   38%         49            76           95%          80           148          160%         180          241          9%
folio         %             %                         %            %                         %            %            A
turnov
er rate





A ANNUALIZED
B INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN
CURRENCY RELATED TRANSACTIONS
TAXABLE AS ORDINARY INCOME.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED
AND DO NOT INCLUDE THE ONE TIME
SALES CHARGE.
D AS OF NOVEMBER 1, 1991, THE FUND DISCONTINUED THE USE OF
EQUALIZATION ACCOUNTING.
E FOR THE PERIOD ENDED OCTOBER 31, 1989, NET INVESTMENT INCOME PER
SHARE INCLUDES A REIMBURSEMENT
OF $.008 PER SHARE FROM FIDELITY SERVICE CO. FOR ADJUSTMENTS TO PRIOR
PERIODS' FEES. IF THIS EXPENSE
REDUCTION HAD NOT EXISTED, THE RATIO OF EXPENSES TO AVERAGE NET
ASSETS WOULD HAVE BEEN 1.94%   .
F INCLUDES $.05 PER SHARE FROM RECOVERY OF FOREIGN TAXES PREVIOUSLY
WITHHELD ON DIVIDEND AND INTEREST
PAYMENTS.
G OCTOBER 1, 1986 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1986.
H    EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF
POSITION 93-2, "DETERMINATION,
   DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME,
CAPITAL GAIN, AND RETURN OF CAPITAL
   DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT
INCOME PER SHARE MAY REFLECT
   CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
   I FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT THIS
   REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   J THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
 NOT BEEN REDUCED DURING THE PERIODS
   SHOWN.


EUROPE CAPITAL APPRECIATION FUND
58.Sel
ected
Per-Sh
are
Data
and
Ratios

59.Year           1995              1994B
ended
Octobe
r 31

60.Net            $    11.35        $ 10.00
asset
value,
beginni
ng of
period

61.Inco
me
from
Invest
ment
Operati
ons

62. N                 .23            .08E
et
invest
ment
income

63. N                 .50            1.27D
et
realize
d and
unreali
zed
gain
(loss)
on
invest
ments

64. To                .73            1.35
tal
from
invest
ment
operati
ons

   65. R              .00               --
   edemp
   tion
   fees
   added
   to paid
   in
   capital

66.Net            $    12.08        $ 11.35
asset
value,
end of
period

67.Tota               6.43%          13.50%
l
returnC

68.Net            $    194,43       $ 352,85
assets,              3              5
end of
period
(000
omitted
)

69.Rati               1.36%          1.54%
o of                                A
expens
es to
averag
e net
assets

70.Rati               1.45%          .79%
o of                                A
net
invest
ment
income
to
averag
e net
assets

71.Port               176%           317%
folio                               A
turnov
er rate




A ANNUALIZED
B DECEMBER 21, 1993 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1994.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED
AND DO NOT INCLUDE THE ONE TIME
SALES CHARGE.
D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH
THE AGGREGATE NET GAIN ON
INVESTMENTS FOR THE PERIOD ENDED DUE TO THE TIMING OF SALES AND
REPURCHASES OF FUND SHARES IN RELATION
TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING
THE PERIOD.


JAPAN    FUND
72.Sel
ected
Per-Sh
are
Data
and
Ratios

73.Year          1995              1994   G       1993       1992D
s
ended
Octobe
r 31

74.Net           $    14.27        $ 13.35        $ 9.84     $ 10.00
asset
value,
beginni
ng of
period

75.Inco
me
from
Invest
ment
Operati
ons

76. N                (.02)          (.04)E         (.09)      --
et
invest
ment
income
   (loss)

77. N                (1.89)         1.31           3.60       (.16)
et
realize
d and
unreali
zed
gain
(loss)
on
invest
ments

78. To               (1.91)         1.27           3.51       (.16)
tal
from
invest
ment
operati
ons

79.Les
s
Distrib
utions

80. Fr               (.36)          (.39)          --         --
om net
realize
d gain

81. R                .08            .04            --         --
edemp
tion
fees
added
to paid
in
capital

82.Net           $    12.08        $ 14.27        $ 13.35    $ 9.84
asset
value,
end of
period

83.Tota              (12.96)        10.45%         35.67%     (1.60)%
l                   %
returnC
   ,F

84.Net           $    343,98       $ 469,63       $ 118,19   $ 2,953
assets,             1              9              5
end of
period
(000
omitted
)

85.Rati              1.15%          1.42%          1.71%      2.00%A
o of                                                            ,B
expens
es to
averag
e net
assets

86.Rati              (.06)          (.32)          (.77)      .03%A
o of                %              %              %
net
invest
ment
income
   (loss)
to
averag
e net
assets

87.Port              86%            153%           257%       --
folio
turnov
er rate


A ANNUALIZED
B    FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE
   FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS
   REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN
   HIGHER.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED AND DO NOT INCLUDE THE ONE TIME SALES CHARGE.
D FROM SEPTEMBER 15, 1992 (COMMENCEMENT OF
OPERATIONS) TO OCTOBER 31, 1992.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   F THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
   EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
   G EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT
   OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL
   STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND
   RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES."
   AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT
   CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.


   LATIN AMERICA FUND
88.Sel
   ected
   Per-Sh
   are
   Data
   and
   Ratios

   89.Yea            1995              1994D             1993C
   rs
   ended
   Octobe
   r 31

   90.Net            $ 16.21           $ 13.28           $ 10.00
   asset
   value,
   beginni
   ng of
   period

   91.Inco
   me
   from
   Invest
   ment
   Operati
   ons

   92. N              .04               .07               .03
   et
   invest
   ment
   income

   93. N              (6.52)            2.82              3.23
   et
   realize
   d and
   unreali
   zed
   gain
   (loss)
   on
   invest
   ments

   94. To             (6.48)            2.89              3.26
   tal
   from
   invest
   ment
   operati
   ons

   95.Les
   s
   distribu
   tions

   96. Fr             --                (.05)             --
   om net
   invest
   ment
   income

   97. Fr             --                (.05)             --
   om net
   realize
   d gain

   98. To             --                (.10)             --
   tal
   distribu
   tions

   99.Red             .02               .14               .02
   emptio
   n fees
   added
   to paid
   in
   capital

   100.Ne            $ 9.75            $ 16.21           $ 13.28
   t asset
   value,
   end of
   period

   101.Tot            (39.85)           22.89%            32.80%
   al                %
   returnB

   102.Ne            $ 466,28          $ 888,53          $ 342,93
   t                 9                 0                 4
   assets,
   end of
   period
   (000
   omitted
   )

   103.Ra             1.41%             1.48%             1.94%
   tio of                                                A
   expens
   es to
   averag
   e net
   assets

   104.Ra             .97%              .47%              1.21%
   tio of                                                A
   net
   invest
   ment
   income
   to
   averag
   e net
   assets

   105.Po             57%               77%               72%
   rtfolio                                               A
   turnov
   er rate




   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED
AND DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C FROM APRIL 19, 1993 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31,
1993.
   D EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF
POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT
PRESENTATION OF INCOME,
   CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT
COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT
CERTAIN RECLASSIFICATIONS
   RELATED TO BOOK TO TAX DIFFERENCES.


PACIFIC BASIN    FUND



106.Se
lected
Per-Sh
are
Data
and
Ratios

107.Ye
1995       1994   J       1993      1992B      1991          1990          1989          1988          1987          1986F
ars
ended
Octobe
r 31

108.Ne
$19.96     $ 17.48        $ 12.00   $ 13.15    $ 12.89       $ 15.78       $ 13.99       $ 12.42       $ 9.90        $ 10.00
t asset
value,
beginni
ng of
period

109.Inc
ome
from
Invest
ment
Operati
ons

110. N
 .07D      .10            .20       .08D          .02D          .12           (.027)D       --D           (.11)         .012
et
invest
ment
income
   (loss)

111. Ne
(3.12)     2.78           5.39     (1.23)        .40           (2.37)        1.927         1.71          2.64          (.112)
t
realize
d and
unreali
zed
gain
(loss)
on
investm
ents

112. To
(3.05)     2.88           5.59     (1.15)        .42           (2.25)        1.900         1.71          2.53          (.100)
tal
from
invest
ment
operati
ons

113.Le
ss
Distrib
utions

114. Fr
--       (.01)          (.11)         --        (.16)         (.01)         (.003)        --            (.01)         --
om net
invest
ment
income

115. In
(.02)     (.11)          --            --        --            --            --            --            --            --
excess
of net
invest
ment
income

116. Fr
(2.02)    (.28)          --            --            --        (.63)         (.107)C       (.14)C        --            --
om net
realize
d gain

117. To
(2.04)    (.40)          (.11)         --            (.16)     (.64)         (.110)        (.14)         (.01)         --
tal
distribu
tions

   118.Re
$ .01         $ --         $ --         $ --          $ --        $ --          $ --          $ --          $ --         $ --
   dempti
   on fee
   added
   to paid
   in
   capital

119.Ne
$ 14.88    $ 19.96      $ 17.48       $ 12.00     $ 13.15     $ 12.89       $ 15.78       $ 13.99       $ 12.42       $ 9.90
t asset
value,
end of
period

120.Tot
(15.87)    16.88          47.06         (8.75)        3.37     (14.99)       13.65%        13.82         25.57%        (1.00)%
al
   %       %              %             %             %       %                           %
returnE,
   H

121.Ne
$ 317,63     $ 553,5        $ 493,5       $ 116,27   $ 95,05   $ 86,354     $ 111,811     $ 136,0       $ 159,91      $ 22,020
t
   5         32             33            7          1                                    60            7
assets,
end of
period
(000
omitted
)

122.Ra
1.32     1.54           1.59          1.84          1.88       1.59%         1.40%         1.80          2.10%         1.50%A
tio of
%I       %              %             %             %                                     %                           ,G
expens
es to
averag
e net
assets

123.Ra
 .44     .04            .15           .65           .12         .88%          (.18)         .04           (.83)         3.53%A
tio of
%       %              %             %             %                        %             %             %
net
invest
ment
income
   (loss)
to
averag
e net
assets

124.Po
65        88             77            105           143       118%          133%          228           324%          --
rtfolio
%         %              %             %             %                                    %
turnov
er rate





A ANNUALIZED
B AS OF NOVEMBER 1, 1991, THE FUND DISCONTINUED THE USE OF
EQUALIZATION ACCOUNTING.
C INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN
CURRENCY RELATED TRANSACTIONS
TAXABLE AS ORDINARY INCOME.
D    NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN     C   ALCULATED
BASED ON AVERAGE SHARES OUTSTANDING
   DURING THE PERIOD.
E TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED
AND DO NOT INCLUDE THE ONE TIME
SALES CHARGE.
F FROM OCTOBER 1, 1986 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1986.
G EXPENSES LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
   H THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE PERIOD
   SHOWN.
   I FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT THIS
   REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   J EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION
93-2, "DETERMINATION,
   DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME,
CAPITAL GAIN, AND RETURN OF CAPITAL
   DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET
INVESTMENT INCOME PER SHARE MAY REFLECT
   CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.


SOUTHEAST ASIA    FUND
125.Se
lected
Per-Sh
are
Data
and
Ratios

126.Ye     1995              1994   F       1993D
ars
ended
Octobe
r 31

127.Ne     $    14.61        $ 13.24        $ 10.00
t asset
value,
beginni
ng of
period

128.Inc
ome
from
Invest
ment
Operati
ons

129. N         .15            .04            .01
et
invest
ment
income

130. N         (.91)          1.23           3.22
et
realize
d and
unreali
zed
gain
(loss)
on
invest
ments

131. To        (.76)          1.27           3.23
tal
from
invest
ment
operati
ons

132.Le
ss
Distrib
utions

133. Fr        --             (.04)          --
om net
invest
ment
income

134. In        --             (.03)          --
excess
of net
invest
ment
income

135. To        --             (.07)          --
tal
distribu
tions

136.Re         .03            .17            .01
dempti
on fees
added
to paid
in
capital

137.Ne     $    13.88        $ 14.61        $ 13.24
t asset
value,
end of
period

138.Tot        (5.00)         10.87%         32.40%
al            %
returnB,
C

139.Ne     $    649,86       $ 825,73       $ 499,669
t             8              4
assets,
end of
period
(000
omitted
)

140.Ra         1.10%          1.47%          2.00%A
tio of                                         ,E
expens
es to
averag
e net
assets

141.Ra         .90%           .22%           .45%A
tio of
net
invest
ment
income
to
averag
e net
assets

142.Po         94%            157%           14%A
rtfolio
turnov
er rate

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
ARE NOT ANNUALIZED AND DO NOT INCLUDE THE
ONE TIME SALES CHARGE.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER
   HAD     CERTAIN EXPENSES    NOT BEEN REDUCED
DURING THE PERIOD SHOWN.
D FROM APRIL 19, 1993 (COMMENCEMENT OF
OPERATIONS) TO OCTOBER 31, 1993.
   E FMR VOLUNTARILY AGREED TO REIMBURSE A
   PORTION OF THE FUND'S EXPENSES DURING THE
   PERIOD. WITHOUT THIS REIMBURSEMENT, THE
   FUND'S EXPENSE RATIO WOULD HAVE BEEN
   HIGHER.
   F EFFECTIVE NOVEMBER 1, 1993, THE FUND
   ADOPTED STATEMENT OF POSITION 93-2,
   "DETERMINATION, DISCLOSURE, AND FINANCIAL
   STATEMENT PRESENTATION OF INCOME, CAPITAL
   GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY
   INVESTMENT COMPANIES." AS A RESULT, NET
   INVESTMENT INCOME PER SHARE MAY REFLECT
   CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO
   TAX DIFFERENCES.

PERFORMANCE
   Mutual fund performance is commonly measured as TOTAL RETURN. The total returns that follow are based on historical fund results and do not reflect the effect of taxes. An explanation of the terms and performance measures appears on page .
The following chart shows each fund's performance over past fiscal years compared to groupings of funds with similar objectives and the Consumer Price Index (CPI). The CPI indicates inflation or loss of purchasing power if no investment was made. Comparisons for Canada Fund are not included because there is no appropriate competitive average. Because France Fund, Germany Fund, Hong Kong and China Fund, Japan Small Companies Fund, Nordic Fund, and United Kingdom Fund are new, their performance is not included. Each fund's fiscal years runs from November 1 through October 31.

Fiscal years ended October 31   Average Annual Total Return   Cumulative Total Return






   Past 1 year          Past 5 years          Life of fund          Past 1 year          Past 5 years          Life of fund

CANA
    2.22%                8.07%                 10.01%                2.22%                47.44%                113.81%
DA
FUND
   B

CANA
    -0.85%               7.42%                 9.59%                 -0.85%               43.02%                107.40%
DA
FUND
(LOAD
ADJ.A)

   EMER
    -21.17%               n/a                  9.78%                 -21.17%               n/a                  59.48%
   GING
   MARK
   ETS
   FUND
   C

   EMER
    -23.53%               n/a                  9.11%                 -23.53%               n/a                  54.69%
   GING
   MARK
   ETS
   FUND
   (LOAD
   ADJ.A)

   Lipper
    -18.99%               n/a                  10.74%                -18.99%               n/a                  66.60%
   Emer
   ging
   Marke
   t
   Fund
   s
   Avera
   ge

EURO
    12.76%               9.70%                 11.44%                12.76%               58.87%                167.67%
PE
FUN
   D

EURO
    9.37%                9.03%                 11.07%                9.37%                54.11%                159.64%
PE
FUND
(LOAD
ADJ.A)

Lipper
    9.33%                6.70%                  n/a                  9.33%                42.45%                 n/a
Europ
ean
Regio
n
Fund
s
Avera
ge

EURO
    6.43%                 n/a                  10.68%                6.43%                 n/a                  20.80%
PE
CAPIT
AL
APPR
ECIATI
ON
FUND
   E

EURO
    3.24%                 n/a                  8.88%                 3.24%                 n/a                  17.18%
PE
CAPIT
AL
APPR
ECIATI
ON
FUND
(LOAD
ADJ.A)

Lipper
    9.33%                6.70%                  n/a                  9.33%                42.45%                 n/a
Europ
ean
Regio
n
Fund
s
Avera
ge

JAPA
    -12.96%               n/a                  8.30%                 -12.96%               n/a                  28.35%
N
FUND
   F

JAPA
    -15.57%               n/a                  7.25%                 -15.57%               n/a                  24.50%
N
FUND
(LOAD
ADJ.A)

Lipper
    -11.26%              -3.12%                 n/a                  11.26%               -14.48%                n/a
Japan
ese
Fund
s
Avera
ge

   LATIN
    -39.85%               n/a                  -0.73%                -39.85%               n/a                  -1.84%
   AMER
   ICA
   FUND
   G

   LATIN
    -41.66%               n/a                  -1.92%                -41.66%               n/a                  -4.79%
   AMER
   ICA
   FUND
   (LOAD
   ADJ.A)

   Lipper
    -38.94%               n/a                   n/a                  -38.94                n/a                   n/a
   Latin
   Ameri
   ca
   Regio
   n
   Fund
   s
   Avera
   ge

PACIFI
    -15.87%              6.41%                 7.10%                 -15.87%              36.41%                86.48%
C
BASIN
FUND
   D

PACIFI
    -18.39%              5.76%                 6.74%                 -18.39%              32.32%                80.88%
C
BASIN
FUND
(LOAD
ADJ.A)

Lipper
    -9.48                7.45                   n/a                  -9.48                44.12                  n/a
Pacifi
c
Regio
n
Fund
s
Avera
ge

SOUT
    -5.00%                n/a                  14.01%                -5.00%                n/a                  39.46%
HEAST
ASIA
FUND
   G

SOUT
    -7.85%                n/a                  12.65%                -7.85%                n/a                  35.27%
HEAST
ASIA
FUND
(LOAD
ADJ.A)

Lipper
    -10.49                n/a                   n/a                  -10.49                n/a                   n/a
Pacific
   ex-Ja
   pan
Regio
n
Funds
Avera
ge

Cons
    2.81%                2.86%                  n/a                  2.81%                15.13%                 n/a
umer
Price
Index


A LOAD-ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING A FUND'S SALES CHARGE
   B     FROM NOVEMBER 17, 1987
   C FROM NOVEMBER 1, 1990
D     FROM OCTOBER 1, 1986
   E FROM DECEMBER 21, 1993
F     FROM SEPTEMBER 15, 1992
   G     FROM APRIL 19, 1993

The following charts    illustrate the performance and volatility of the
stock market returns for each fund's focal area (see page ).The performance for Emerging Markets Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Latin America Fund, Pacific Basin Fund, and Southeast Asia Fund is also included. Some of the indexes may weight a particular country or group of countries more heavily than a specific fund. The indexes do not represent the performance of any fund and their composition may differ significantly from that of the fund that invests in that stock market. In addition, the charts do not necessarily use the same scale. Please see page for descriptions of the indexes.
YEAR-BY-YEAR TOTAL RETURNS

   Calend          1988            1989            1990             1991            1992             1993            1994
   ar
   years

   CANAD           19.47%          26.99%          -5.49%           17.68%          -2.87%           25.47%          -11.98%
   A
   FUND

   TSE             21.04%          24.92%          -14.90%          12.44%          -10.38%          27.45%          -5.88%
   300
   INDEX



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 2, Col: 2, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 3, Col: 2, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 4, Col: 2, Value: 0.0
Row: 5, Col: 1, Value: 19.47
Row: 5, Col: 2, Value: 21.04
Row: 6, Col: 1, Value: 26.99
Row: 6, Col: 2, Value: 24.92
Row: 7, Col: 1, Value: -5.49
Row: 7, Col: 2, Value: -14.9
Row: 8, Col: 1, Value: 17.68
Row: 8, Col: 2, Value: 12.44
Row: 9, Col: 1, Value: -2.87
Row: 9, Col: 2, Value: -10.38
Row: 10, Col: 1, Value: 25.47
Row: 10, Col: 2, Value: 27.45
Row: 11, Col: 1, Value: -11.98
Row: 11, Col: 2, Value: -5.88
   (large solid box) CANADA FUND
(large hollow box) TSE 300 Index
YEAR-BY-YEAR TOTAL RETURNS

   Calend          1988            1989            1990             1991            1992            1993            1994
   ar
   years

   EMERG           n/a             n/a             n/a              6.76%           5.85%           81.76%          -17.93%
   ING
   MARKE
   TS
   FUND

   MSCI            40.70%          65.32%          -10.34%          60.16%          11.56%          73.21%          -7.32%
   EMERG
   ING
   MARKE
   TS
   FREE
   INDEX



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 2, Col: 2, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 3, Col: 2, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 4, Col: 2, Value: 0.0
Row: 5, Col: 1, Value: 0.0
Row: 5, Col: 2, Value: 40.7
Row: 6, Col: 1, Value: 0.0
Row: 6, Col: 2, Value: 65.31999999999999
Row: 7, Col: 1, Value: 0.0
Row: 7, Col: 2, Value: -10.34
Row: 8, Col: 1, Value: 6.76
Row: 8, Col: 2, Value: 60.16
Row: 9, Col: 1, Value: 5.85
Row: 9, Col: 2, Value: 11.56
Row: 10, Col: 1, Value: 81.76000000000001
Row: 10, Col: 2, Value: 73.21000000000001
Row: 11, Col: 1, Value: -17.93
Row: 11, Col: 2, Value: -7.319999999999999
   (large solid box) EMERGING MARKETS FUND
(large hollow box) MSCI Emerging Markets

Free Index
YEAR-BY-YEAR TOTAL RETURNS



    Calend 1985       1986       1987       1988        1989       1990       1991       1992       1993       1994
 ar
 years

 EUROP      n/a        n/a        14.90%     5.84%      32.33%     -4.59%     4.16%      -2.52%     27.16%     6.26%
 E
 FUND

 MSCI       78.93%     43.84%     3.67%      15.82%     28.50%     -3.84%     13.11%     -4.71%     29.28%     2.28%
 EUROP
 E
 INDEX



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 2, Col: 2, Value: 78.93000000000001
Row: 3, Col: 1, Value: 0.0
Row: 3, Col: 2, Value: 43.84
Row: 4, Col: 1, Value: 14.9
Row: 4, Col: 2, Value: 3.67
Row: 5, Col: 1, Value: 5.84
Row: 5, Col: 2, Value: 15.82
Row: 6, Col: 1, Value: 32.33
Row: 6, Col: 2, Value: 28.5
Row: 7, Col: 1, Value: -4.59
Row: 7, Col: 2, Value: -3.84
Row: 8, Col: 1, Value: 4.159999999999999
Row: 8, Col: 2, Value: 13.11
Row: 9, Col: 1, Value: -2.52
Row: 9, Col: 2, Value: -4.71
Row: 10, Col: 1, Value: 27.16
Row: 10, Col: 2, Value: 29.28
Row: 11, Col: 1, Value: 6.26
Row: 11, Col: 2, Value: 2.28
 (large solid box) EUROPE FUND
(large hollow box) MSCI Europe Index
YEAR-BY-YEAR TOTAL RETURNS



 Calend     1985      1986      1987      1988       1989       1990       1991       1992       1993       1994
 ar
 years

 EUROP      n/a       n/a       n/a       n/a        n/a        n/a        n/a        n/a        n/a        6.88%
 E
 CAPITA
 L
 APPRE
 CIATIO
 N
 FUND

 MSCI       78.93     43.84     3.67%     15.82%     28.50%     -3.84%     13.11%     -4.71%     29.28%     2.28%
 EUROP
 E
 INDEX



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 2, Col: 2, Value: 78.93000000000001
Row: 3, Col: 1, Value: 0.0
Row: 3, Col: 2, Value: 43.84
Row: 4, Col: 1, Value: 0.0
Row: 4, Col: 2, Value: 3.67
Row: 5, Col: 1, Value: 0.0
Row: 5, Col: 2, Value: 15.82
Row: 6, Col: 1, Value: 0.0
Row: 6, Col: 2, Value: 28.5
Row: 7, Col: 1, Value: 0.0
Row: 7, Col: 2, Value: -3.84
Row: 8, Col: 1, Value: 0.0
Row: 8, Col: 2, Value: 13.11
Row: 9, Col: 1, Value: 0.0
Row: 9, Col: 2, Value: -4.71
Row: 10, Col: 1, Value: 0.0
Row: 10, Col: 2, Value: 29.28
Row: 11, Col: 1, Value: 6.88
Row: 11, Col: 2, Value: 2.28
 (large solid box) EUROPE FUND
(large hollow box) MSCI Europe Index
YEAR-BY-YEAR TOTAL RETURNS

 Calend     1990        1991      1992        1993       1994
 ar
 years

 JAPAN      n/a         n/a       n/a         20.45%     16.46%
 FUND

 TOPIX      -35.83%     8.16%     -22.91%     24.14%     22.06%
 INDEX



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 2, Col: 2, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 3, Col: 2, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 4, Col: 2, Value: 0.0
Row: 5, Col: 1, Value: 0.0
Row: 5, Col: 2, Value: 0.0
Row: 6, Col: 1, Value: 0.0
Row: 6, Col: 2, Value: 0.0
Row: 7, Col: 1, Value: 0.0
Row: 7, Col: 2, Value: -35.83
Row: 8, Col: 1, Value: 0.0
Row: 8, Col: 2, Value: 8.16
Row: 9, Col: 1, Value: 0.0
Row: 9, Col: 2, Value: -22.91
Row: 10, Col: 1, Value: 20.45
Row: 10, Col: 2, Value: 24.14
Row: 11, Col: 1, Value: 16.46
Row: 11, Col: 2, Value: 22.06
 (large solid box) JAPAN FUND
(large hollow box) TOPIX Index
YEAR-BY-YEAR TOTAL RETURNS

 Calend     1988       1989       1990       1991        1992       1993       1994
 ar
 years

 LATIN      n/a        n/a        n/a        n/a         n/a        n/a        -23.17%
 AMERI
 CA
 FUND

 MSCI       80.06%     55.74%     -7.83%     149.06%     13.41%     53.92%     .64%
 LATIN
 AMERI
 CA
 FREE
 INDEX



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 2, Col: 2, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 3, Col: 2, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 4, Col: 2, Value: 0.0
Row: 5, Col: 1, Value: 0.0
Row: 5, Col: 2, Value: 80.06
Row: 6, Col: 1, Value: 0.0
Row: 6, Col: 2, Value: 55.74
Row: 7, Col: 1, Value: 0.0
Row: 7, Col: 2, Value: -7.83
Row: 8, Col: 1, Value: 0.0
Row: 8, Col: 2, Value: 149.06
Row: 9, Col: 1, Value: 0.0
Row: 9, Col: 2, Value: 13.41
Row: 10, Col: 1, Value: 0.0
Row: 10, Col: 2, Value: 53.92
Row: 11, Col: 1, Value: -23.17
Row: 11, Col: 2, Value: 0.6400000000000001
 (large solid box) LATIN AMERICA FUND
(large hollow box) MSCI Latin America

Free Index
YEAR-BY-YEAR TOTAL RETURNS



 Calend     1985       1986       1987       1988       1989       1990        1991       1992        1993       1994
 ar
 years

 PACIFI     n/a        n/a        24.99%     10.45%     11.44%     -27.21%     12.54%     -7.62%      63.91%     -2.81%
 C
 BASIN
 FUND

 MSCI       39.03%     93.44%     39.66%     34.99%     2.53%      -34.42%     11.30%     -18.40%     35.69%     12.83%
 PACIFI
 C
 INDEX



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 2, Col: 2, Value: 39.03
Row: 3, Col: 1, Value: 0.0
Row: 3, Col: 2, Value: 93.44000000000001
Row: 4, Col: 1, Value: 24.99
Row: 4, Col: 2, Value: 39.66
Row: 5, Col: 1, Value: 10.45
Row: 5, Col: 2, Value: 34.99
Row: 6, Col: 1, Value: 11.44
Row: 6, Col: 2, Value: 2.53
Row: 7, Col: 1, Value: -27.21
Row: 7, Col: 2, Value: -34.42
Row: 8, Col: 1, Value: 12.54
Row: 8, Col: 2, Value: 11.3
Row: 9, Col: 1, Value: -7.619999999999999
Row: 9, Col: 2, Value: -18.4
Row: 10, Col: 1, Value: 63.91
Row: 10, Col: 2, Value: 35.69
Row: 11, Col: 1, Value: -2.81
Row: 11, Col: 2, Value: 12.83
 (large solid box) PACIFIC BASIN FUND
(large hollow box) MSCI Pacific Index
YEAR-BY-YEAR TOTAL RETURNS

 Calend     1988       1989       1990       1991       1992       1993        1994
 ar
 years

 SOUTH      n/a        n/a        n/a        n/a        n/a        n/a         -21.76%
 EAST
 ASIA
 FUND

 MSCI       30.16%     32.37%     -6.35%     31.20%     21.99%     101.72%     -17.48%
 FAR
 EAST
 JAPAN
 FREE
 INDEX



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 2, Col: 2, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 3, Col: 2, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 4, Col: 2, Value: 0.0
Row: 5, Col: 1, Value: 0.0
Row: 5, Col: 2, Value: 30.16
Row: 6, Col: 1, Value: 0.0
Row: 6, Col: 2, Value: 32.37
Row: 7, Col: 1, Value: 0.0
Row: 7, Col: 2, Value: -6.35
Row: 8, Col: 1, Value: 0.0
Row: 8, Col: 2, Value: 31.2
Row: 9, Col: 1, Value: 0.0
Row: 9, Col: 2, Value: 21.99
Row: 10, Col: 1, Value: 0.0
Row: 10, Col: 2, Value: 101.72
Row: 11, Col: 1, Value: -21.76
Row: 11, Col: 2, Value: -17.48
 (large solid box) SOUTHEAST ASIA FUND
(large hollow box) MSCI Far East ex-Japan

Free Index
YEAR-BY-YEAR TOTAL RETURNS



 Calend     1985       1986       1987        1988       1989       1990        1991       1992      1993       1994
 ar
 years

 MSCI       83.21%     79.14%     -13.42%     38.66%     36.80%     -13.35%     18.52%     3.41%     21.56%     -4.70%
 FRANC
 E
 INDEX



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 2, Col: 2, Value: 83.21000000000001
Row: 3, Col: 1, Value: 0.0
Row: 3, Col: 2, Value: 79.14
Row: 4, Col: 1, Value: 0.0
Row: 4, Col: 2, Value: -13.42
Row: 5, Col: 1, Value: 0.0
Row: 5, Col: 2, Value: 38.66
Row: 6, Col: 1, Value: 0.0
Row: 6, Col: 2, Value: 36.8
Row: 7, Col: 1, Value: 0.0
Row: 7, Col: 2, Value: -13.35
Row: 8, Col: 1, Value: 0.0
Row: 8, Col: 2, Value: 18.52
Row: 9, Col: 1, Value: 0.0
Row: 9, Col: 2, Value: 3.41
Row: 10, Col: 1, Value: 0.0
Row: 10, Col: 2, Value: 21.56
Row: 11, Col: 1, Value: 0.0
Row: 11, Col: 2, Value: -4.7
 (large hollow box) MSCI France Index
YEAR-BY-YEAR TOTAL RETURNS



 Calend     1985        1986       1987        1988       1989       1990       1991      1992       1993       1994
 ar
 years

 MSCI       136.45%     35.90%     -24.33%     21.39%     47.06%     -8.88%     8.78%     -9.74%     36.32%     5.11%
 GERM
 ANY
 INDEX



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 2, Col: 2, Value: 136.45
Row: 3, Col: 1, Value: 0.0
Row: 3, Col: 2, Value: 35.9
Row: 4, Col: 1, Value: 0.0
Row: 4, Col: 2, Value: -24.33
Row: 5, Col: 1, Value: 0.0
Row: 5, Col: 2, Value: 21.39
Row: 6, Col: 1, Value: 0.0
Row: 6, Col: 2, Value: 47.06
Row: 7, Col: 1, Value: 0.0
Row: 7, Col: 2, Value: -8.880000000000001
Row: 8, Col: 1, Value: 0.0
Row: 8, Col: 2, Value: 8.779999999999999
Row: 9, Col: 1, Value: 0.0
Row: 9, Col: 2, Value: -9.739999999999998
Row: 10, Col: 1, Value: 0.0
Row: 10, Col: 2, Value: 36.32
Row: 11, Col: 1, Value: 0.0
Row: 11, Col: 2, Value: 5.109999999999999
 (large hollow box) MSCI Germany Index
YEAR-BY-YEAR TOTAL RETURNS



 Calend     1985       1986       1987       1988       1989      1990      1991       1992       1993        1994
 ar
 years

 MSCI       51.69%     56.11%     -4.11%     28.12%     8.39%     9.17%     49.52%     32.29%     116.70%     -28.90%
 HONG
 KONG
 INDEX



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 2, Col: 2, Value: 51.69
Row: 3, Col: 1, Value: 0.0
Row: 3, Col: 2, Value: 56.11
Row: 4, Col: 1, Value: 0.0
Row: 4, Col: 2, Value: -4.109999999999999
Row: 5, Col: 1, Value: 0.0
Row: 5, Col: 2, Value: 28.12
Row: 6, Col: 1, Value: 0.0
Row: 6, Col: 2, Value: 8.390000000000001
Row: 7, Col: 1, Value: 0.0
Row: 7, Col: 2, Value: 9.17
Row: 8, Col: 1, Value: 0.0
Row: 8, Col: 2, Value: 49.52
Row: 9, Col: 1, Value: 0.0
Row: 9, Col: 2, Value: 32.29000000000001
Row: 10, Col: 1, Value: 0.0
Row: 10, Col: 2, Value: 116.7
Row: 11, Col: 1, Value: 0.0
Row: 11, Col: 2, Value: -28.9
 (large hollow box) MSCI Hong Kong Index
YEAR-BY-YEAR TOTAL RETURNS



 Calend     1985       1986       1987       1988       1989      1990        1991      1992        1993       1994
 ar
 years

 MSCI       43.37%     99.72%     43.18%     35.53%     1.81%     -36.02%     9.09%     -21.29%     25.70%     21.62%
 JAPAN
 INDEX



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 2, Col: 2, Value: 43.37
Row: 3, Col: 1, Value: 0.0
Row: 3, Col: 2, Value: 99.72
Row: 4, Col: 1, Value: 0.0
Row: 4, Col: 2, Value: 43.18
Row: 5, Col: 1, Value: 0.0
Row: 5, Col: 2, Value: 35.53
Row: 6, Col: 1, Value: 0.0
Row: 6, Col: 2, Value: 1.81
Row: 7, Col: 1, Value: 0.0
Row: 7, Col: 2, Value: -36.02
Row: 8, Col: 1, Value: 0.0
Row: 8, Col: 2, Value: 9.09
Row: 9, Col: 1, Value: 0.0
Row: 9, Col: 2, Value: -21.29
Row: 10, Col: 1, Value: 0.0
Row: 10, Col: 2, Value: 25.7
Row: 11, Col: 1, Value: 0.0
Row: 11, Col: 2, Value: 21.62
 (large hollow box) MSCI Japan Index
YEAR-BY-YEAR TOTAL RETURNS



 Calend     1988       1989       1990       1991      1992        1993       1994
 ar
 years

 MSCI       49.06%     41.77%     -7.22%     8.90%     -16.76%     39.69%     20.81%
 NORDI
 C
 COUNT
 RIES
 FREE
 INDEX



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 2, Col: 2, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 3, Col: 2, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 4, Col: 2, Value: 0.0
Row: 5, Col: 1, Value: 0.0
Row: 5, Col: 2, Value: 49.06
Row: 6, Col: 1, Value: 0.0
Row: 6, Col: 2, Value: 41.77
Row: 7, Col: 1, Value: 0.0
Row: 7, Col: 2, Value: -7.22
Row: 8, Col: 1, Value: 0.0
Row: 8, Col: 2, Value: 8.9
Row: 9, Col: 1, Value: 0.0
Row: 9, Col: 2, Value: -16.76
Row: 10, Col: 1, Value: 0.0
Row: 10, Col: 2, Value: 39.69
Row: 11, Col: 1, Value: 0.0
Row: 11, Col: 2, Value: 20.81
 (large hollow box) MSCI Nordic Countries

Free Index
YEAR-BY-YEAR TOTAL RETURNS



 Calend      1985       1986       1987       1988      1989       1990       1991       1992       1993       1994
 ar
 years

 MSCI        53.02%     26.95%     35.09%     5.95%     21.87%     10.29%     16.02%     -3.65%     24.44%     -1.63%
 UNITED
 KINGD
 OM
 INDEX



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 2, Col: 2, Value: 53.02
Row: 3, Col: 1, Value: 0.0
Row: 3, Col: 2, Value: 26.95
Row: 4, Col: 1, Value: 0.0
Row: 4, Col: 2, Value: 35.09
Row: 5, Col: 1, Value: 0.0
Row: 5, Col: 2, Value: 5.95
Row: 6, Col: 1, Value: 0.0
Row: 6, Col: 2, Value: 21.87
Row: 7, Col: 1, Value: 0.0
Row: 7, Col: 2, Value: 10.29
Row: 8, Col: 1, Value: 0.0
Row: 8, Col: 2, Value: 16.02
Row: 9, Col: 1, Value: 0.0
Row: 9, Col: 2, Value: -3.65
Row: 10, Col: 1, Value: 0.0
Row: 10, Col: 2, Value: 24.44
Row: 11, Col: 1, Value: 0.0
Row: 11, Col: 2, Value: -1.63
   (large hollow box) MSCI United Kingdom

Index
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment in a fund over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.
   COMPARATIVE MARKET INDEXES used on pages - reflect the performance and volatility of stocks in a fund's focal area. The performance of each index includes changes in price, dividends paid on stocks in the index, and the effect of reinvesting dividends. Each index is translated into U.S. dollars.
(small solid bullet)     The TSE 300 Index, also known as the Toronto Stock
Exchange Composite 300 Index, is an unmanaged index of 300 stocks traded on the Toronto Stock Exchange.
   (small solid bullet)     The MSCI Emerging Markets Index, also known as
the Morgan Stanley Capital International Emerging Markets Free Index, is an unmanaged index of over 560 foreign stock prices.
   (small solid bullet)     The    MSCI     Europe Index, also known as the
Morgan Stanley Capital International Europe Index, is an unmanaged index of over 600 companies representing twelve European countries.
   (small solid bullet)     The TOPIX Index, also known as the Tokyo Stock
Price Index, includes over 1,200 companies representing over 90% of the total market capitalization in Japan.
   (small solid bullet)     The MSCI Latin America Index, also known as the
Morgan Stanley Capital International Latin America Free Index, is an unmanaged index of over 130 foreign stock prices.
   (small solid bullet)     The MSCI Pacific Index, also known as the
Morgan Stanley Capital International Pacific Index, is an unmanaged index of over 400 companies from Australia, Hong Kong, Japan, and Singapore/Malaysia.
   (small solid bullet)     The MSCI Far East ex-Japan Free Index, also
known as the Morgan Stanley Capital International Combined Far East ex-Japan Free Index, is an unmanaged index of over 380 foreign stock prices.
   (small solid bullet)     The MSCI France Index, also known as the Morgan
Stanley Capital International France Index, is an unmanaged index of over
   75     foreign stock prices.
   (small solid bullet)     The MSCI Germany Index, also known as the
Morgan Stanley Capital International Germany Index, is an unmanaged index
of over    75     foreign stock prices.
   (small solid bullet)     The MSCI Hong Kong Index, also known as the
Morgan Stanley Capital International Hong Kong Index, is an unmanaged index
of over    38     foreign stock prices.
   (small solid bullet)     The MSCI Japan Index, also known as the Morgan
Stanley Capital International Japan Index, is an unmanaged index of over
   317     foreign stock prices.
   (small solid bullet)     The MSCI Nordic Countries Free Index, also
known as the Morgan Stanley Capital International Nordic Countries Index,
is an unmanaged index of over    95     foreign stock prices.
   (small solid bullet)     The MSCI United Kingdom Index, also known as
the Morgan Stanley Capital International United Kingdom Index, is an
unmanaged index of over    143     foreign stock prices.
   THE CONSUMER PRICE INDEX     is a widely recognized measure of
inflation, calculated by the U.S. government.
   COMPETITIVE FUNDS AVERAGES     used on page  reflect the performance of
funds with similar objectives. Each average is published by Lipper Analytical Services and assumes reinvestment of distributions.
   (small solid bullet)     Emerging Markets Fund is compared to the Lipper
   Emerging Markets     Funds Average, which reflects the performance of
    46     funds investing in emerging markets.
   (small solid bullet)     Europe    Fund     and Europe Capital
Appreciation    Fund     are compared to the Lipper European Region Funds
   A    verage, which reflects the performance of    41     funds investing
in Europe.
   (small solid bullet)     Japan    Fund     is compared to the Lipper
Japanese Funds    A    verage, which reflects the performance of    12
funds investing in Japan.
   (small solid bullet)     Latin America Fund is compared to the Lipper
Latin America    Region     Fund   s     Average, which reflects the
performance of 1   7     funds investing in Latin America.
   (small solid bullet)     Pacific Basin    Fund     is compared to the
Lipper Pacific Region Funds Average, which reflects the performance of
   36     funds investing in the Pacific region.
   (small solid bullet)     Southeast Asia    Fund     is compared to the
Lipper Pacific Region    ex-Japan     Funds    A    verage, which reflects
the performance of over    34     funds investing in the Pacific region
excluding Japan    .
Other illustrations of fund performance may show moving averages over specified periods.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, call 1-800-544-8888.
   TOTAL RETURNS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF
FUTURE PERFORMANCE.    1.


UNDERSTANDING PERFORMANCE
Many markets around the globe offer the
potential for significant growth over time;
however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the value of its currency create these risks. Because these funds invest in stocks, their performance is also related to foreign stock markets. For these reasons an international fund's performance may be more volatile than that of a fund that invests exclusively in the United
States.
(checkmark)
   THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. In technical terms, France
Fund    , Germany    Fund, Hong Kong and China Fund,     Japan Small
Companies    Fund    , Nordic    Fund,     and        United Kingdom
   Fund are currently non-diversified funds of Fidelity Investment Trust and Canada Fund, Emerging Markets Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Latin American Fund, Pacific Basin Fund, and
Southeast Asia Fund are currently     diversified fund   s     of Fidelity
Investment Trust, an open-end management investment company organized as a Massachusetts business trust on April 20, 1984.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES, which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. You are entitled to one vote for each share you own.
FMR AND ITS AFFILIATES
The funds are managed by FMR, which handles their business affairs and,
with the assistance of the foreign affiliates listed below   ,     may
choose the funds' investments.
Affiliates may assist FMR with foreign securities:
   (small solid bullet)     Fidelity Management & Research (U.K.) Inc. (FMR
U.K.), in London, England, serves as a sub-adviser for all the funds   .
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far
East), in Tokyo, Japan, serves as a sub-adviser for all the funds.
(small solid bullet) Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, serves as a sub-adviser for all the funds. Currently, FIIA exercises discretionary management authority over Southeast Asia Fund and Hong Kong and China Fund in its capacity as sub-adviser.
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.), in Kent, England, serves as a sub-adviser for Europe Capital Appreciation Fund, France Fund, Germany Fund, Hong Kong and China Fund, Japan Small Companies Fund, Latin America Fund, Nordic Fund, Southeast Asia Fund, and United Kingdom Fund. Currently, FIIAL U.K. exercises discretionary management authority over Europe Fund, France Fund, Germany Fund, Nordic Fund, Pacific Basin Fund, and United Kingdom Fund in its capacity as sub-adviser.
(small solid bullet)     Fidelity Investment Japan Ltd. (FIJ), in Tokyo,
Japan serves as a sub-adviser for    Hong Kong and China Fund,     Japan
Fund    , Japan Small Companies    Fund    , and Southeast Asia
Fund    .    Currently, FIJ provides Japan Fund and Japan Small Companies
Fund discretionary investment management authority in its capacity as sub-adviser.
George Domolky is vice president and manager of Canada    Fund    , which
he has managed since November 1987. Mr. Domolky also manages several funds for Fidelity Investments Canada Limited. Previously, he managed Select Food and Agriculture and assisted on Magellan. Mr. Domolky joined Fidelity in 1981.
   Richard Hazlewood is vice president and manager of Emerging Markets Fund, which he has managed since July 1993. Previously, he assisted on Low-Priced Stock and Contrafund, and served as a U.S. equities analyst. He joined Fidelity Investments Japan Ltd. in March 1991 as an analyst specializing in Japanese equities. Before that, he was a director of research at Sassoon Ltd. in Tokyo.
Sally Walden is vice president and manager of Europe    Fund    , which she
has managed since July 1992. Ms. Walden also serves as investment director for Fidelity Investment Services Ltd. and Fidelity Pensions Management Ltd. In addition, she manages European Opportunities and U.K. Growth Trust, a number of Canadian retail products, as well as institutional money for various international investors. Ms. Walden joined Fidelity in 1984.
Kevin McCarey is manager of Europe Capital Appreciation    Fund    , which
he has managed since December 1993. Previously, Mr. McCarey managed Advisor Overseas and served as an equity analyst in both the London and Boston offices. He joined Fidelity in 1985.
   Renaud Saleur is manager of France Fund, which he has managed since November 1995. He also manages several funds for Fidelity International, Limited. Mr. Saleur joined Fidelity in 1986.
Simon Roberts has managed Germany Fund since November 1995. He also manages a Fidelity Funds Germany Fund for Fidelity International, Limited, and is Director of Equity Research, Europe. Before joining Fidelity as a research analyst in 1992, Mr. Roberts was a management consultant for Schroder Securities, Limited in London.
Joseph Tse has managed Hong Kong & China Fund since November 1995. He also is director of investment and research for Fidelity Investments Management (Hong Kong), Limited. Mr. Tse joined Fidelity as an analyst in 1990. Shigeki Makino is manager of Japan Fund, which he has managed since October 1994. Mr. Makino is an employee of FIJ for whom he previously was an analyst for the fund. Mr. Makino joined FMR in 1990.
   Patricia Satterthwaite is vice president and manager of Latin America Fund, which she has managed since April 1993. Ms. Satterthwaite also manages Latin America Capital, a closed-end fund. Previously, she managed Pacific Basin and served as an analyst following the U.S., Mexico, Brazil, and Far East markets. Ms. Satterthwaite joined Fidelity in 1986.
Colin Stone has managed Nordic Fund since November 1995. He also manages Fidelity Funds Iberian Fund and Fidelity Funds Nordic Fund for Fidelity International, Limited. Mr. Stone joined Fidelity in 1987.
   Simon Fraser is manager and Vice President of Pacific Basin Fund and manager of Japan Small Companies Fund, which he has managed since May 1993 and November 1995, respectively. Mr. Fraser also manages several funds for United Kingdom, European and Asian investors including Growth, Japan OTC & Regional Markets and Japan Smaller Companies Trust. He joined Fidelity in 1981 as an investment analyst.


FIDELITY FACTS
Fidelity offers the broadest selection of mutual
funds in the world.
(solid bullet) Number of Fidelity mutual funds: over 210
(solid bullet) Assets in Fidelity mutual funds: over $337
billion
(solid bullet) Number of shareholder accounts: over 22
million
(solid bullet) Number of investment analysts and portfolio
managers: over 200
(checkmark)
   Allan Liu is manager of Southeast Asia Fund, which he has managed since April 1993. Previously, he was an analyst and manager for Fidelity Investments Management Ltd. in Hong Kong. Mr. Liu joined Fidelity in
1987.
Samuel Morse has managed United Kingdom Fund since November 1995. He also manages three funds for Fidelity International, Limited: United Kingdom Growth and Income Fund, United Kingdom Dividend Growth Fund and United Kingdom Fidelity Strategic Income Fund. Mr. Morse also manages the United Kingdom and European portions of Fidelity Canada's Fidelity International Portfolio and Fidelity Funds International Fund. Mr. Morse joined Fidelity in 1990.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services. Fidelity Service Co. (FSC) performs transfer agent servicing functions for the funds.
FMR Corp. is the ultimate parent company of FMR, FMR Far East, and FMR U.K. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided, that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
   The funds offer investors the ability to concentrate an investment in a particular country or group of countries that they believe to offer strong long-term growth potential. The country or group of countries in which each fund focuses is the fund's "focal area." Each fund's performance is expected to be closely tied to economic and political conditions within its focal area. Because each fund invests in one country or group of related countries, each fund's performance is expected to be more volatile than more geographically diversified funds. Changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country, and therefore a fund's performance. Many foreign stock markets are more concentrated than the U.S. market, with a small number of companies making up a large percentage of the local market. As a result, the performance of one company or a small number of companies could have a relatively large effect on a fund's performance.
The funds may invest in the securities of any issuer, including companies and other business organizations as well as governments and government
agencies. The funds, however, will tend to focus on equity securities   ,
but may also invest in debt securities of any quality    . The funds may
invest in short-term debt securities and money market instruments for cash management purposes.
FMR determines where an issuer or its principal business    is     located
by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings. When allocating the funds' investments among countries and regions, FMR considers such factors as the potential for economic growth, expected levels of inflation, governmental policies, and the outlook for currency relationships.
The value of a fund's investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The securities of smaller, less well-known companies may be particularly volatile. In addition to currency fluctuations, investments in foreign securities are generally subject to increased economic and political risk.
International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true for emerging markets. Also, because a substantial portion of the funds' investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect a fund's share price. FMR may use a variety of techniques to either increase or decrease a fund's exposure to any currency.
FMR may use various investment techniques to hedge a portion of a fund's risks, but there is no guarantee that these strategies will work as FMR intends. Of course, when you sell your shares of a fund, they may be worth more or less than what you paid for them.
FMR normally invests each fund's assets according to its investment strategy. Each fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
CANADA FUND seeks growth of capital over the long term by investing in securities of issuers that have their principal activities in Canada or are registered in Canadian markets. FMR normally invests at least 65% of the fund's total assets in these securities. FMR expects that most of the fund's investments will be Canadian securities listed on the Toronto Stock Exchange, but it may also invest in U.S. securities.
Canadian securities are sensitive to conditions within Canada, but also tend to follow the U.S. market. The country's economy relies strongly on the production and processing of natural resources. Also, the government has attempted to reduce restrictions against foreign investment, and its recent trade agreements with the U.S. and Mexico are expected to increase
trade.    Demand by many citizens in the Province of Quebec for succession from Canada may significantly impact the Canadian economy.
EMERGING MARKETS FUND seeks capital appreciation aggressively by investing in the world's emerging markets. In pursuit of its goal, the fund emphasizes countries with relatively low gross national product per capita compared to the world's major economies, and with the potential for rapid economic growth. FMR normally invests at least 65% of the fund's total assets in securities of emerging markets issuers.
Countries with emerging markets include those that have an emerging stock market as defined by the International Finance Corporation, those with low- to middle-income economies according to the World Bank, and those listed in World Bank publications as developing. FMR expects that the fund will normally invest in at least six different countries, although it may invest all of its assets in a single country.
EUROPE FUND seeks growth of capital over the long term by investing in securities of issuers that have their principal activities in Western Europe. FMR normally invests at least 65% of the fund's total assets in these securities. Western European countries include Austria, Belgium, Denmark, Germany, Finland, France, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. The fund may also invest in Eastern Europe. FMR expects that the fund will normally invest in at least three different countries, although it may invest all of its assets in a single country.
The fund's performance is closely tied to economic and political conditions
within Europe    and the European Economic Area (formerly the Common
Market)    . Some European countries, particularly those in Eastern Europe,
have less stable economies than those in Western Europe.    Much of
Europe remains in a recession. The movement of many Eastern European countries toward market economies, and the movement toward a unified common market may significantly affect European economies and markets. Eastern European countries are considered emerging markets.
EUROPE CAPITAL APPRECIATION FUND seeks capital appreciation over the long term by investing in securities of issuers that have their principal activities in Eastern and Western Europe. In addition to Western European countries listed above, European countries also include Belarus, Bulgaria, the Czech Republic, Estonia, Hungary, Latvia, Lithuania, Poland, Russia,
   Slovakia,     Slovenia, and Turkey. These additional countries are
considered emerging markets. FMR normally invests at least 65% of the fund's total assets in the securities of Eastern and Western European
issuers. In addition   ,     the fund's investments are subject to the same
risks as Europe Fund.
   FRANCE FUND     seeks long-term growth of capital by investing in
securities of French issuers. FMR normally invests at least 65% of the fund's total assets in securities of French issuers. The balance, however, may be invested in securities of other European issuers.
Commercial, corporate, and securities laws govern the sale and resale of securities, while contractual and corporate restrictions may also apply. Planned privatizations and possible government incentives may result in major changes in the market and increased investments by private individuals. However, a future change in government, market, or economic
factors could result in an unfavorable change in    the     policy on
privatization.
   GERMANY FUND     seeks long-term growth of capital by investing in
securities of German issuers. FMR normally invests at least 65% of the fund's total assets in securities of German issuers. The balance, however, may be invested in securities of other European issuers.
The German economy has experienced a recession with inflationary pressure as a result of increased domestic demand and the high cost of the unification of East and West Germany. The Bundesbank, Germany's central bank, has maintained relatively high interest rates to counter inflationary pressures. The future growth of Germany will depend on its ability to unite
the country successfully.    Also, a small number of companies represent a
large percentage of the market.
HONG KONG AND CHINA FUND seeks long-term growth of capital by investing in securities of Hong Kong and Chinese issuers. FMR normally invests at least 65% of the fund's total assets in securities of these issuers. The balance, however, may be invested in securities of other Southeast Asian issuers. Currently, the fund anticipates that most of its investments will be in Hong Kong issuers. In the future, more of its investments may be in shares of companies listed on mainland Chinese exchanges.
Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for 50 years after regaining control of Hong Kong in 1997, the continuation of the current form of the economic system in Hong Kong after the reversion will depend on the actions of the government of China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments, which in turn can affect markets and business performance. In addition, a small number of companies represent a large percentage of the market. Also, it is important to note that a substantial portion of the companies listed on the Hong Kong Stock Exchange are involved in real estate related business. The securities market in China is relatively new and China has yet to develop comprehensive securities, corporate or commercial laws; or to adhere to internationally accepted accounting principles. There is greater risk of expropriation, naturalization, freezes, or confiscation in China than in many other countries. Foreign ownership limits exist on all securities. JAPAN FUND seeks long term growth of capital by investing in securities of Japanese issuers. FMR normally invests at least 65% of the fund's total assets in these securities. The balance, however, may be invested in securities of other Southeast Asian issuers.
   Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulus packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values of real estate.
JAPAN SMALL COMPANIES FUND     seeks long-term growth of capital by
investing in securities of Japanese issuers with small market capitalizations. FMR normally invests at least 65% of the fund's total assets in securities of these issuers. The balance, however, may be
invested in securities of other Southeast Asian issuers    or Japanese
issuers with larger market capitalizations.
FMR defines Japanese small market capitalization companies as those with market capitalizations of 100 billion Yen (approximately US $1 billion as
of    October 31    , 1995) or less at the time of the fund's investment.
Companies whose capitalization exceeds 100 billion Yen after purchase will continue to be considered small-capitalized for purposes of the 65% policy.
   In addition to the risks associated with investing in Japan,
i    nvesting in small capitalization stocks may involve greater risk than investing in medium and large capitalization stocks, since they can be subject to more abrupt or erratic movements. Small capitalization companies may have more limited product lines, markets, or financial resources.
   LATIN AMERICA FUND seeks high total investment return, which is the combination of income and changes in the fund's value per share. FMR normally invests at least 65% of the fund's total assets in securities of Latin American issuers. Latin America includes Argentina, Brazil, Chile, Colombia, Ecuador, Mexico, Peru, Panama, and Venezuela.
In pursuit of its goal, the fund tends to focus on equity securities, but may invest in any combination of equity and debt securities of any quality. Although there has been significant improvement in some Latin American economies, others continue to struggle with high interest and inflation rates. Recovery will depend on stability of the Mexican Peso, economic conditions in other countries and on world commodity prices. This region is vulnerable to political instability. The North American Free Trade Agreement will also continue to have a significant impact on the region.
NORDIC FUND     seeks long-term growth of capital by investing in
securities of Danish, Finnish, Norwegian, and Swedish issuers. FMR normally invests at least 65% of the fund's total assets in securities of these issuers. The balance, however, may be invested in securities of other European issuers.
The Nordic region is differentiated from the rest of Europe by its high exposure to cyclical industries such as oil, shipping, and pulp and
paper.    In addition, a small number of companies represent a large percentage of the market.
PACIFIC BASIN FUND seeks growth of capital over the long term by investing in securities of issuers that have their principal activities in the Pacific Basin. FMR normally invests at least 65% of the fund's total assets in these securities. The balance, however, may be invested in securities of issuers in other Asian countries. The Pacific Basin includes Australia, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, the People's Republic of China, the Philippines, Singapore, Taiwan, and Thailand. FMR expects that the fund will normally invest in at least three different countries, although it may invest all of its assets in a single country. Because the fund normally invests a significant percentage of its assets in Japanese issuers, the Japanese market will significantly impact the performance of the fund.
Countries in the Pacific Basin are in various stages of economic development - some are considered emerging markets - but each has unique risks. Most countries in the Pacific Basin are heavily dependent on international trade. Some have prosperous economies, but are sensitive to world commodity prices. Others are especially vulnerable to recession in other countries. Some countries in the Pacific Basin have experienced rapid growth, although many suffer with obsolete financial systems, economic problems, or archaic legal systems. The return of Hong Kong to Chinese dominion will affect the entire Pacific Basin.
   SOUTHEAST ASIA FUND seeks capital appreciation by investing in securities of Southeast Asian issuers. FMR normally invests at least 65% of the fund's total assets in these securities. Southeast Asia includes Hong Kong, Indonesia, South Korea, Malaysia, the Philippines, the People's Republic of China, Singapore, Taiwan, and Thailand, but the fund does not anticipate investing in Japan. The balance, however, may be invested in securities of other Asian and South Pacific issuers.
In pursuit of its goal, the fund focuses on equity securities, but it may also invest in other types of instruments, including debt securities of any quality. In addition, the fund's investments are subject to the same types of risks as Pacific Basin Fund.
UNITED KINGDOM FUND     seeks long-term growth of capital by investing in
securities of British issuers. FMR normally invests at least 65% of the fund's total assets in securities of these issuers. The balance, however, may be invested in securities of other European issuers.
The pace of economic growth in the United Kingdom    has     slowed in
1995, while continued tough monetary and fiscal policy helps keep inflation under control.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about the funds' investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Current holdings and recent investment strategies are described in each fund's financial reports which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-544-8888.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of total assets, each fund may not own more than 10% of the outstanding voting securities of a single issuer.
EXPOSURE TO FOREIGN MARKETS.    Foreign securities, foreign currencies, and
securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign securities may be unwilling to repay principal and interest when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments
more volatile than U.S. investments    .
   EXPOSURE TO EMERGING MARKETS. Investments in emerging market securities include additional risks to those generally associated with foreign investing. The extent of economic development, political stability, and market depth varies widely in comparison to more developed nations. The economies of these countries may be subject to greater social, economic, and political uncertainties or may be based on only a few industries. All of these factors can make emerging market securities more volatile.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. Lower-quality debt securities (sometimes called "junk bonds") are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.
   The tables below and on page      provide a summary of ratings assigned
to debt holdings (not including money market instruments) in each fund's
portfolio. The figures    below     are dollar-weighted averages of
month-end portfolio holdings during fiscal 1995, and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate a fund's current or future debt holdings.
   RESTRICTIONS: Purchase of a debt security is consistent with the fund's debt quality policy if it is rated at or above the stated level by Moody's or rated in the equivalent categories by S&P, or is unrated but judged to be of equivalent quality by FMR. Each fund currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.
                   Dollar Weighted
                      Average %

   Debt               Investme                  Below
   Holding            nt Grade                  Investment
   s Not                                        Grade
   Rated
   Directly
   or
   Indirectl
   y by
   Moody'
   s or
   S&P

   Can                --                        .56%
   ada
   Fun
   d

   Em                 --                        2.99
   ergi                                         %
   ng
   Mar
   kets
   Fun
   d

   Eur                --                        .17%
   ope
   Fun
   d

   Eur                --                        --
   ope
   Cap
   ital
   App
   reci
   atio
   n
   Fun
   d

   Jap                --                        .27%
   an
   Fun
   d

   Lati               1.00                      1.34
   n                  %                         %
   Am
   eric
   a
   Fun
   d

   Pac                --                        3.34
   ific                                         %
   Bas
   in
   Fun
   d

   Sou                .02%                      .31%
   the
   ast
   Asi
   a
   Fun
   d

REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
FOREIGN REPURCHASE AGREEMENTS may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that a fund supply additional cash to a borrower on demand.
FISCAL 1995 DEBT HOLDINGS, BY S&P RATING
 G

 S&P     Canada Emerging Europe Europe Capital Japan  Latin America Pacific
Southeast
Asia

 RATING     Fund Markets Fund Fund Appreciation Fund Fund Fund Basin Fund
Fund
INVESTMENT GRADE

Highest quality AAA

High quality AA     .23% .01% -- -- .11% -- -- --

Upper-medium grade A

Medium grade BBB     -- -- -- -- -- -- -- --
LOWER QUALITY

Moderately speculative BB     -- .01% -- -- -- -- -- --

Speculative B     .05% -- -- -- -- -- -- --

Highly speculative CCC     -- -- -- -- -- -- -- --

Poor quality CC,C     -- -- -- -- -- -- -- --

Lowest quality, no interest D     -- -- -- -- __ -- --
--

In default, in arrears --     -- -- -- -- -- -- -- --

      .28% .02% -- -- .11% -- -- --

   FISCAL 1995 DEBT HOLDINGS, BY MOODY'S RATING
 H

 MOODY'S     Canada Emerging Europe Europe Capital Japan  Latin America
Pacific Southeast
Asia

 RATING     Fund Markets Fund Fund Appreciation Fund Fund Fund Basin Fund
Fund
INVESTMENT GRADE

Highest quality Aaa

High quality Aa     .23% .02% -- .11% .11% .01% .17% --

Upper-medium grade A

Medium grade Baa     .10% -- -- -- -- -- -- --
LOWER QUALITY

Moderately speculative Ba     -- -- -- -- -- .03% -- --

Speculative B     .05% .06% -- -- -- .02% -- --

Highly speculative Caa     -- -- -- -- -- -- -- --

Poor quality Ca     -- -- -- -- -- -- -- --

Lowest quality, no interest C     -- -- -- -- -- -- --
--

In default, in arrears --     -- -- -- -- -- -- -- --

      .38% .08% -- .11% .11% .06% .17% --
FOR SOME FOREIGN GOVERNMENT OBLIGATIONS, FMR HAS ASSIGNED THE RATINGS OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.
THE DOLLAR-WEIGHTED AVERAGE OF DEBT SECURITIES NOT RATED DIRECTLY OR INDIRECTLY BY MOODY'S OR S&P ARE OUTLINED IN THE CHART
ON PAGE . THIS MAY INCLUDE SECURITIES RATED BY OTHER NATIONALLY RECOGNIZED RATING SERVICES, AS WELL AS UNRATED SECURITIES.
UNRATED SECURITIES ARE NOT NECESSARILY LOWER-QUALITY SECURITIES. REFER TO THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION FOR
A MORE COMPLETE DISCUSSION OF THESE RATINGS.

ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities and some other securities may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: A fund may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities.
OTHER INSTRUMENTS may include        securities of closed-end investment
companies and real estate-related investments.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: France    Fund    , Germany    Fund, Hong Kong and China
Fund    , Japan Small Companies    Fund    , Nordic    Fund    , and United
Kingdom    Fund     are considered non-diversified. Generally, to meet
federal tax requirements at the close of each quarter, a fund does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any one issuer. A fund may not invest more than 25% of its total assets in any one industry. These limitations do not apply to U.S. government securities.
Canada    Fund, Emerging Markets Fund    , Europe    Fund    , Europe
Capital Appreciation    Fund    , Japan    Fund    ,    Latin America
Fund,     Pacific Basin    Fund    , and Southeast Asia    Fund     are
diversified funds. With respect to 75% of total assets, a fund may not invest more than 5% of its total assets in any one issuer. A fund may not invest more than 25% of its total assets in any one industry. These limitations do not apply to U.S. government securities.
BORROWING. A fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: A fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
LENDING. Lending securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 33% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND
RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
CANADA FUND seeks growth of capital over the long term through investments in securities of issuers that have their principal activities in Canada or are registered in Canadian markets.
   EMERGING MARKETS FUND seeks capital appreciation.
EUROPE FUND seeks growth of capital over the long-term through investments in securities of issuers that have their principal activities in Western Europe. Normally, at least 65% of the fund's total assets will be invested in such securities. In determining whether an issuer's principal activities are in Western Europe, FMR will look at such factors as the location of its assets, personnel, sales, and earnings. When allocating investments among geographic regions and individual countries, FMR will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions, and the outlook for currency relationships. When market conditions warrant, FMR can make substantial temporary defensive investments in U.S. government obligations or investment-grade debt obligations of companies incorporated in and having principal business activities in the U.S.
EUROPE CAPITAL APPRECIATION FUND seeks long-term capital appreciation. FRANCE FUND seeks long-term growth of capital.
GERMANY FUND seeks long-term growth of capital.
   HONG KONG AND CHINA FUND seeks long-term growth of capital.
JAPAN FUND seeks long-term growth of capital.
JAPAN SMALL COMPANIES FUND seeks long-term growth of capital.
   LATIN AMERICA FUND seeks high total investment return.
NORDIC FUND seeks long-term growth of capital.
PACIFIC BASIN FUND seeks growth of capital over the long-term through investments in securities of issuers that have their principal activities
in the Pacific Basin    Fund    . Normally, at least 65% of the fund's
total assets will be invested in such securities. In determining whether an issuer's principal activities are in the Pacific Basin, FMR will look at such factors as the location of its assets, personnel, sales, and earnings. When allocating investments among geographic regions and individual countries, FMR will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions, and the outlook for currency relationships. When market conditions warrant, FMR can make substantial temporary defensive investments in U.S. government obligations or investment-grade debt obligations of companies incorporated in, and having principal business activities in, the U.S.
   SOUTHEAST ASIA FUND seeks capital appreciation.
UNITED KINGDOM FUND seeks long-term growth of capital.
With respect to 75% of total assets, Canada    Fund    , Europe    Fund,
Emerging Markets Fund    , Europe Capital Appreciation    Fund    ,
Japan    Fund, Latin America Fund    , Pacific Basin    Fund    , and
Southeast Asia    Fund     may not invest more than 5% of total assets in
any one issuer, and may not own more than 10% of the outstanding voting securities of a single issuer.
Each fund may not invest more than 25% of its total assets in any one industry. Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets. Loans, in the aggregate, may not exceed 33% of total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of a fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provides assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page .
FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
EMERGING MARKETS FUND,    FRANCE     FUND,    GERMANY FUND,     HONG KONG
AND CHINA FUND,    JAPAN SMALL COMPANIES FUND,     LATIN AMERICA FUND   ,
NORDIC FUND, AND UNITED KINGDOM FUND    . The management fee is calculated
and paid to FMR every month. The fee for each fund is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the respective fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above .52%, and it drops as total assets under management increase. For October 1995, the group fee
rate was .   3111    %. The individual fund fee rate is .45% for each fund.
The total management fee for fiscal 1995 was .   77    % for    Emerging
Markets Fund and     Latin America    Fund    . The estimated total
management fee for fiscal 1996 is .76% for Japan Small Companies    Fund.
Before reimbursement, the estimated total management fee rate for fiscal 1996 is .76% for France Fund, Germany Fund, Hong Kong and China Fund,
Nordic Fund, and United Kingdom Fund.     The management fee rate for
the   se     funds is higher than that of most domestic mutual funds, but not necessarily higher than that of the typical international fund.
CANADA FUND, EUROPE FUND, EUROPE CAPITAL APPRECIATION FUND, JAPAN FUND,
PACIFIC BASIN FUND,    AND     SOUTHEAST ASIA FUND. The management fee is
calculated and paid to FMR every month. The amount of the fee is determined by taking a BASIC FEE and applying a PERFORMANCE ADJUSTMENT. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to its benchmark index.
Management   =   Basic   +/-   Performance
fee              fee           adjustment

THE BASIC FEE (calculated monthly) is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by a fund's average net assets. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above .52%, and it drops as total assets under management increase.
For October 1995, the group fee rate was    .3111    %. The individual fund
fee rate for each fund is .45%.    The     basic fee rate for fiscal 1995
was    .76% for Canada Fund and Southeast Asia Fund and .77% for Europe
Fund, Europe Capital Appreciation Fund, Japan Fund, and Pacific Basin
Fund    .
THE PERFORMANCE ADJUSTMENT rate is calculated monthly by comparing each fund's performance to that of its benchmark index over the most recent 36-month period. The difference is translated into a dollar amount that is added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is ".20%.
FUND            BENCH
                MARK

Cana            TSE
da              300
   Fund         Index

Europ              MSCI
e                      Europ
   Fund         e
                Index

Europ              MSCI
e                      Europ
Capit           e
al              Index
Appre
ciatio
n
   Fund

Japan           TOPI
   Fund         X
                Index

Pacifi             MSCI
c                      Pacifi
Basin           c
   Fund         Index

South              MSCI
east                   Far
Asia            East
   Fund         ex-Ja
                pan
                Free
                Index


                 Manage
   Fund              ment
                     Fee

   Canad             .72%
   a
   Fund

   Europ             .80%
   e
   Fund

   Europ             .85%
   e
   Capital
   Appre
   ciation
   Fund

   Japan             .66%
   Fund

   Pacific           .79%
   Basin
   Fund

   South             .59%
   east
   Asia
   Fund

FMR HAS SUB-ADVISORY AGREEMENTS with three affiliates: FMR U.K., FMR Far East, and FIIA. FIIA in turn has a sub-advisory agreement with FIIAL U.K. In addition, FMR has sub-advisory agreements with FIJ on behalf of Japan Fund, Japan Small Companies Fund, and Hong Kong and China Fund. FMR U.K. focuses on issuers based in Europe. FMR Far East focuses on issuers based in Asia and the Pacific Basin. FIJ focuses on issuers based in Japan and elsewhere around the world. FIIA focuses on issuers based in Hong Kong, Australia, New Zealand, and Southeast Asia (other than Japan). FIIAL U.K. focuses on issuers based in the United Kingdom and Europe.
The sub-advisers are compensated for providing investment research and advice. FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services. FMR pays FIJ and FIIA 30% of its management fee associated with investments for which the sub-adviser provided investment advice. FIIA pays FIIAL U.K. a fee equal to 110% of the cost of providing these services.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIAL U.K. a fee equal to 110% of the cost of providing these services.
OTHER EXPENSES
While the management fee is a significant component of the funds' annual operating costs, the funds have other expenses as well.
The funds contract with FSC to perform many transaction and accounting functions. These services include processing shareholder transactions, valuing each fund's investments, and handling securities loans. In fiscal 1995 the funds paid FSC the fees outlined in the following chart:
                  Fee to
Fund              FSC

Canad                0.3    %
a
   Fund

   Emerg             0.4%
   ing
   Market
   s Fund

Europ                0.3    %
e
   Fund

Europ                0.4    %
e
Capital
Appre
ciation
   Fund

Japan                0.4    %
   Fund

   Latin             0.4%
   Americ
   a
   Fund

Pacific              0.4    %
Basin
   Fund

South                0.3    %
east
Asia
   Fund

The funds also pay other expenses, such as legal, audit, and custodian fees; proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce the fund's custodian or transfer agent fees.
   For fiscal 1995, the p    ortfolio turnover rates are outlined in the
table below.    For fiscal 1996 (the first fiscal year) t    he estimated
portfolio turnover rate for France Fund, Germany Fund   , Hong Kong and
China Fund    , Japan Small Companies Fund, Nordic Fund, and United Kingdom
Fund    is     not expected to exceed 200%. These rates vary from year to year. High turnover rates increase transaction costs, and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
Fund              Turnover
                  %

Canad                 75    %
a
   Fund

   Emerg              78%
   ing
   Market
   s Fund

Europ                 38    %
e
   Fund

Europ                 176    %
e
Capital
Appre
ciation
   Fund

Japan                 86    %
   Fund

   Latin              57%
   Americ
   a
   Fund

Pacific               65    %
Basin
   Fund

South                 94    %
east
Asia
   Fund

   YOUR ACCOUNT


DOING BUSINESS WITH FIDELITY
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, FBSI. Fidelity is also a leader in providing tax-sheltered retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the country.
To reach Fidelity for general information, call these numbers:
(small solid bullet) For mutual funds, 1-800-544-8888
(small solid bullet) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity has over 80 walk-in Investor Centers across the country.
TYPES OF ACCOUNTS
You may set up an account directly in a fund or, if you own or intend to purchase individual securities as part of your total investment portfolio, you may consider investing in a fund through a brokerage account.
If you are investing through FBSI or another financial institution or investment professional, refer to its program materials for any special provisions regarding your investment in the fund.
The different ways to set up (register) your account with Fidelity are listed at right.
The account guidelines that follow may not apply to certain retirement accounts. If your employer offers a fund through a retirement program, contact your employer for more information. Otherwise, call Fidelity directly.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 70 with earned income to save up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
KEOGH OR CORPORATE PROFIT SHARING AND MONEY PURCHASE PENSION PLANS allow self-employed individuals or small business owners (and their employees) to make tax deductible contributions for themselves and any eligible employees up to $30,000 per year.
SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
403(B) CUSTODIAL ACCOUNTS are available to employees of most tax-exempt institutions, including schools, hospitals, and other charitable organizations.
401(K) PROGRAMS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, INSTITUTIONS, OR OTHER GROUPS
Requires a special application.
HOW TO BUY SHARES
   ONCE EACH BUSINESS DAY, TWO SHARE PRICES ARE CALCULATED FOR EACH FUND: the offering price and the net asset value (NAV). If you qualify for a waiver as described on page , your share price will be the offering price. If you pay a sales charge, or qualify for a reduction as described on page , your share price will be the offering price. When you buy shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in the fund.
Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.
IF YOU ARE NEW TO FIDELITY, complete and sign an account application and mail it along with your check. You may also open your account in person or by wire as described on page . If there is no application accompanying this prospectus, call 1-800-544-8888.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail in an application with a check, or
(small solid bullet) Open your account by exchanging from another Fidelity fund.
   IF YOU ARE INVESTING THROUGH A TAX-SHELTERED RETIREMENT PLAN, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call 1-800-544-8888 for more information and a retirement application.
If you buy shares by check or Fidelity Money Line(registered trademark), and then sell those shares by any method other than by exchange to another Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $2,500
For Fidelity retirement accounts  $500
TO ADD TO AN ACCOUNT  $250
For Fidelity retirement accounts $250
Through automatic investment plans $100
MINIMUM BALANCE $1,000
For Fidelity retirement accounts $500
   These minimums may vary for investments through Fidelity Portfolio Advisory Services. Refer to the program material for details.

Key Information
Phone 1#800#544#7777
S
To open an account, exchange from another Fidelity fund account with the same registration, including name, address, and taxpayer ID number.
S
To add to an account, exchange from another Fidelity fund account with the same registration, including name, address, and taxpayer ID number. You can also use Fidelity Money Line to transfer from your bank account. Call before your first use to verify that this service is in place on your account. Maximum
Money Line: $50,000.
Mail
S
To open an account, complete and sign the application. Make your check payable to the complete name of the fund of your choice. Mail to the address indicated on the application.
S
To add to an account, make your check payable to the complete name of the fund.
Indicate your fund account number on your check. Mail to the address printed on your account statement.
S
Exchange by mail: Call 1#800#544#6666 for instructions.
In Person
S
To open an account, bring your application and check to a Fidelity Investor

Center. Call 1#800#544#9797 for the center nearest you.
S
To add to an account, bring your check to a Fidelity Investor Center. Call 1#800#544#9797 for the center nearest you.
(null)Wire
Not available for retirement accounts.
S
To open an account, call 1#800#544#7777 to set up your account and to arrange a wire transaction. Wire within 24 hours to the wire address below. Specify the complete name of the fund and include your new account number and your name.
S
To add to an account, wire to the wire address below. Specify the complete name of the fund and include your account number and your name.
S
Wire address: Bankers Trust Company, Bank Routing #021001033, Account #
00163053.
Automatically
New accounts cannot be opened with these services.
S
Use Fidelity Automatic Account Builder or Direct Deposit to automatically purchase more shares. Sign up for these services when opening your account, or call 1#800#544#6666.
S
Use Directed Dividends or Fidelity Automatic Exchange Service to automatically send money from one Fidelity fund into another. Call 1#800#544#6666 for instructions.

TDD - Service for the Deaf and Hearing#Impaired: 1#800#544#0118
   YOUR ACCOUNT


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to other Fidelity funds, which can be requested by phone or in writing. Call 1-800-544-6666 for a retirement distribution form.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).
TO SELL SHARES BY BANK WIRE OR FIDELITY MONEY LINE, you will need to sign up for these services in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner, or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed,
and
(small solid bullet) Any other applicable requirements listed in the table at right.
Unless otherwise instructed, Fidelity will send a check to the record address. Deliver your letter to a Fidelity Investor Center, or mail it to:
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
FEES AND KEY INFORMATION
IF YOU SELL SHARES OF EMERGING MARKETS    FUND    , FRANCE    FUND    ,
GERMANY    FUND    , JAPAN SMALL COMPANIES    FUND    , HONG KONG AND
CHINA    FUND    , LATIN AMERICA    FUND    , NORDIC    FUND    , SOUTHEAST
ASIA    FUND    , AND UNITED KINGDOM    FUND     AFTER HOLDING THEM LESS
THAN 90 DAYS, THE FUND WILL DEDUCT A REDEMPTION FEE EQUAL TO 1.50% OF THE
VALUE OF THOSE SHARES. IF YOU SELL SHARES OF JAPAN    FUND    , EUROPE
FUND    , EUROPE CAPITAL APPRECIATION    FUND    , AND CANADA    FUND
AFTER HOLDING THEM LESS THAN 90 DAYS, THE FUND WILL DEDUCT A REDEMPTION FEE
EQUAL TO 1.00% OF THE VALUE OF THE SHARES. AS OF    FEBRUARY     1, 1996 IF
YOU SELL SHARES OF JAPAN    FUND     AND CANADA    FUND     AFTER HOLDING
THEM LESS THAN 90 DAYS, THE FUND WILL DEDUCT A REDEMPTION FEE EQUAL TO
1.5   0    % OF THE VALUE OF THOSE SHARES.

Phone 1#800#544#7777
All account types except retirement
S
Maximum check request: $100,000.
S
For Money Line transfers to your bank account; minimum: $10; maximum:
$100,000.
All account types
S
You may exchange to other Fidelity funds if both accounts are registered with the same name(s), address, and taxpayer ID number.
Mail or in Person
Individual, Joint Tenants, Sole Proprietorships, UGMA, UTMA
S
The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.
Retirement accounts
S
The account owner should complete a retirement distribution form. Call 1#800#544#6666 to request one.
Trusts
S
The trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.
Businesses or Organizations
S
At least one person authorized by corporate resolution to act on the account must sign the letter.
S
Include a corporate resolution with corporate seal or a signature guarantee.
Executors, Administrators, Conservators, Guardians
S
Call 1#800#544#6666 for instructions.
Wire
All account types except retirement
S
You must sign up for the wire feature before using it. To verify that it is in place, call 1#800#544#6666. Minimum wire: $5,000.
S
Your wire redemption request must be received by Fidelity before 4 p.m. Eastern time for money to be wired on the next business day.

TDD - Service for the Deaf and Hearing#Impaired: 1#800#544#0118
   YOUR ACCOUNT


INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except reinvestments, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports will be mailed to your household, even if you have more than one account in the fund. Call 1-800-544-6666 if you need copies of financial reports or historical account information.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your fund shares and buy shares of other Fidelity funds by telephone or in writing. The shares you exchange will carry credit for any sales charge you previously paid in connection with their purchase.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page . SYSTEMATIC WITHDRAWAL PLANS let you set up periodic redemptions from your account. Because of the funds' sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying shares on a regular basis.
FIDELITY MONEY LINE(registered trademark) enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call.


24-HOUR SERVICE
ACCOUNT ASSISTANCE 1-800-544-6666
ACCOUNT BALANCES 1-800-544-7544
ACCOUNT TRANSACTIONS 1-800-544-7777
PRODUCT INFORMATION 1-800-544-8888
QUOTES 1-800-544-8544
RETIREMENT ACCOUNT ASSISTANCE
1-800-544-4774
 AUTOMATED SERVICE
(checkmark)
REGULAR INVESTMENT PLANS
One easy way to pursue your financial goals is to invest money regularly. Fidelity offers convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call 1-800-544-6666 for more information.
REGULAR INVESTOR PLANS
FIDELITY AUTOMATIC ACCOUNT BUILDER SM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND
MINIMUM   FREQUENCY     SETTING UP OR CHANGING
$100      Monthly or    (small solid bullet) For a new account,
          quarterly     complete the
                        appropriate section
                        on the fund
                        application.
                        (small solid bullet) For existing
                        accounts, call
                        1-800-544-6666 for
                        an application.
                        (small solid bullet) To change the
                        amount or frequency
                        of your investment,
                        call 1-800- 544-6666
                        at least three
                        business days prior
                        to your next
                        scheduled
                        investment date.

DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A FIDELITY
FUNDA
MINIMUM   FREQUENCY    SETTING UP OR CHANGING
$100      Every pay    (small solid bullet) Check the
          period       appropriate box on
                       the fund application,
                       or call
                       1-800-544-6666 for
                       an authorization
                       form.
                       (small solid bullet) Changes require a
                       new authorization
                       form.

FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY FUND
MINIMUM   FREQUENCY        SETTING UP OR CHANGING
$100      Monthly,         (small solid bullet) To establish, call
          bimonthly,       1-800-544-6666
          quarterly, or    after both accounts
          annually         are opened.
                           (small solid bullet) To change the
                           amount or frequency
                           of your investment,
                           call 1-800-544-6666.

A BECAUSE THEIR SHARE PRICES FLUCTUATE, THESE FUNDS MAY NOT BE APPROPRIATE CHOICES FOR DIRECT DEPOSIT OF YOUR ENTIRE CHECK.
   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Normally, dividends and capital gains are distributed in December.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-544-6666 for instructions. Each fund offers four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividend and capital gain distributions will be automatically invested in another identically registered Fidelity fund.
FOR RETIREMENT ACCOUNTS, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash. SHARES PURCHASED THROUGH REINVESTMENT of dividend and capital gain distributions are not subject to the funds' 3% sales charge. Likewise, if you direct distributions to a fund with a 3% sales charge, you will not pay a sales charge on those purchases.

UNDERSTANDING DISTRIBUTIONS
As a fund shareholder, you are entitled to your
share of the fund's net income and gains on its
investments. The fund passes these earnings
along to its investors as DISTRIBUTIONS.
Each fund earns dividends from stocks and
interest from bond, money market and other
investments. These are passed along as
DIVIDEND DISTRIBUTIONS. A fund realizes
capital gains whenever it sells securities for a
higher price than it paid for them. These are
passed along as CAPITAL GAIN DISTRIBUTIONS.
(checkmark)
When a fund deducts a distribution from its NAV, the reinvestment price is the fund's NAV at the close of business that day. Cash distribution checks will be mailed within seven days.
TAXES
As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, each fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains. Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
TAXES ON TRANSACTIONS. Your redemptions - including exchanges to other Fidelity funds - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares just before a fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. If a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, the funds may adjust their dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on a fund and its investments and these taxes generally will reduce the fund's distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Fidelity normally calculates each fund's NAV and offering price as of the close of business of the NYSE, normally 4 p.m. Eastern time.
EACH FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.
Each fund's assets are valued primarily on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Board of Trustees believes accurately reflects fair value. EACH FUND'S OFFERING PRICE (price to buy one share) is the fund's NAV
divided by the sum of one minus the sales charge    percentage    . The
sales charge is 3% of the offering price. The REDEMPTION PRICE (price to sell one share) is the fund's NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees a fund or its transfer agent has incurred.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.
YOU MAY BUY SHARES OF THE FUNDS (AT THE OFFERING PRICE) OR SELL THEM THROUGH A BROKER, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.
CERTAIN FINANCIAL INSTITUTIONS that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses. WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
THE REDEMPTION FEE, if applicable, will be deducted from the amount of your redemption. This fee is paid to the fund rather than FMR, and it does not apply to shares that were acquired through reinvestment of distributions. If shares you are redeeming were not all held for the same length of time, those shares you held longest will be redeemed first for purposes of determining whether the fee applies.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC collects the proceeds from each fund's 3% sales charge and may pay a portion of them to securities dealers who have sold the fund's shares, or to others, including banks and other financial institutions (qualified recipients), under special arrangements in connection with FDC's sales
activities. The sales charge paid to qualified recipients is    1.50    %
of a fund's offering price.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund you are exchanging into must be registered for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to $7.50 and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.
SALES CHARGE REDUCTIONS AND WAIVERS
REDUCTIONS. A fund's sales charge may be reduced if you invest directly with Fidelity or through prototype or prototype-like retirement plans sponsored by FMR or FMR Corp. The amount you invest, plus the value of your account, must fall within the ranges shown below. However, purchases made with assistance or intervention from a financial intermediary are not eligible. Call Fidelity to see if your purchase qualifies.

      Sales Charge

Ranges                   (as a % of offering price)   (as    approximate %     of net
                                                      amount invested)

$0 - 249,999             3%                           3.09%

$250,000 - 499,999       2%                           2.04%

$500,000 - 999,999       1%                           1.01%

$1,000,000 or more       none                         none


The sales charge will also be reduced by the percentage of any sales charge you previously paid on investments in other Fidelity funds (not including Fidelity's Foreign Currency Funds). Similarly, your shares carry credit for any sales charge you would have paid if the reductions in the table above had not existed. These sales charge credits only apply to purchases made in one of the ways listed below, and only if you continuously owned Fidelity fund shares or a Fidelity brokerage core account, or participated in The CORPORATEplan for Retirement Program.
1. By exchange from another Fidelity fund    (except for Fidelity Foreign
Currency Funds)    .
2. With proceeds of a transaction within a Fidelity brokerage core account, including any free credit balance, core money market fund, or margin availability, to the extent such proceeds were derived from redemption proceeds from another Fidelity fund.
3. With redemption proceeds from one of Fidelity's Foreign Currency Funds, if the Foreign Currency Fund shares were originally purchased with redemption proceeds from a Fidelity fund.
4. Through the Directed Dividends Option (see page ).
5. By participants in The CORPORATEplan for Retirement Program when shares are purchased through plan-qualified loan repayments, and for exchanges into and out of the Managed Income Portfolio.
WAIVERS. A fund's sales charge will not apply:
1. If you buy shares as part of an employee benefit plan having more than 200 eligible employees or a minimum of $3 million in plan assets invested in Fidelity mutual funds.
2. To shares in a Fidelity Rollover IRA account purchased with the proceeds of a distribution from an employee benefit plan, provided that at the time of the distribution, the employer or its affiliate maintained a plan that both qualified for waiver (1) above and had at least some of its assets invested in Fidelity-managed products.
3. If you are a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more.
4. If you purchase shares for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined by Section 501(c)(3) of the Internal Revenue Code).
5. If you are an investor participating in the Fidelity Trust Portfolios program.
6. To shares purchased through Portfolio Advisory Services or Fidelity
   C    haritable Advisory Services.
7. If you are a current or former trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or its direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee.
8. If you are a bank trust officer, registered representative, or other employee of a qualified recipient, as defined on page .
9. To contributions and exchanges to a prototype or prototype-like retirement plan sponsored by FMR Corp. or FMR and which is marketed and distributed directly to plan sponsors or participants without any assistance or intervention from any intermediary distribution channel.
10. If you invest through a non-prototype pension or profit-sharing plan that maintains all of its mutual fund assets in Fidelity mutual funds, provided the plan executes a Fidelity non-prototype sales charge waiver request form confirming its qualification.
11. If you are a registered investment adviser (RIA) purchasing for your discretionary accounts, provided you execute a Fidelity RIA load waiver agreement which specifies certain aggregate minimum and operating provisions. Except for correspondents of National Financial Services Corporation, this waiver is available only for shares purchased directly from Fidelity, and is unavailable if the RIA is part of an organization principally engaged in the brokerage business.
12. If you are a trust institution or bank trust department purchasing for your non-discretionary, non-retirement fiduciary accounts, provided you execute a Fidelity Trust load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares purchased either directly from Fidelity or through a bank-affiliated broker, and is unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.
These waivers must be qualified through FDC in advance. More detailed
information about waivers (1), (2), (5),    (9)    , and (11) is contained
in the Statement of Additional Information. A representative of your plan or organization should call Fidelity for more information.

FIDELITY'S    TARGETED     INTERNATIONAL EQUITY FUNDS
FIDELITY CANADA FUND   , FIDELITY EMERGING MARKETS FUND    , FIDELITY
EUROPE FUND, FIDELITY EUROPE CAPITAL APPRECIATION FUND   ,     LEGAL NAME
1   ,     LEGAL NAME 2   ,     LEGAL NAME 3, FIDELITY JAPAN FUND   ,
    LEGAL NAME 4   , FIDELITY LATIN AMERICA FUND,     LEGAL NAME 5,
FIDELITY PACIFIC BASIN FUND, FIDELITY SOUTHEAST ASIA FUND,    FIDELITY
UNITED KINGDOM FUND
FUNDS OF FIDELITY INVESTMENT TRUST
STATEMENT OF ADDITIONAL INFORMATION
DECEMBER 30, 1995
This Statement is not a prospectus but should be read in conjunction with the funds' current Prospectus (dated December 30, 1995). Please retain this document for future reference. The funds' financial statements and financial highlights, included in the Annual Report for the fiscal year ended October 31, 1995, are incorporated herein by reference. To obtain an additional copy of the Prospectus or the Annual Report, please call Fidelity Distributors Corporation at 1-800-544-8888.

TABLE OF CONTENTS                                                               PAGE



Investment Policies and Limitations

Special Considerations Affecting Europe

Special Considerations Affecting Japan, the Pacific Basin, and Southeast Asia

Special Considerations Affecting Canada

Special Considerations Affecting Latin America

Portfolio Transactions

Valuation of Portfolio Securities

Performance

Additional Purchase and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts

Contracts with FMR Affiliates

Description of the Trust

Financial Statements

Appendix


INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
Fidelity Management & Research (Far East) Inc. (FMR Far East)
   Fidelity Investments Japan Ltd. (FIJ)
Fidelity International Investment Advisors (FIIA)
Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
Fidelity Service Co. (FSC)
   TIF    -ptb-1295
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
Each fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.
INVESTMENT LIMITATIONS OF CANADA FUND
(CANADA    FUND    )
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the fund's total assets would be invested in the securities of such issuer, or (b) the fund would hold more than 10% of the voting securities of such issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing and selling marketable securities issued by companies or other entities or investment vehicles that deal in real estate or interests therein, nor shall this prevent the fund from purchasing interests in pools of real estate mortgage loans);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
Investment limitation (3) is construed in conformity with the 1940 Act, and, accordingly, "three business days" means three days, exclusive of Sundays and holidays.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv)
would exceed 15%        of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(viii) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(ix) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
   INVESTMENT LIMITATIONS OF EMERGING MARKETS FUND
(EMERGING MARKETS FUND)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the fund's total assets would be invested in the securities of such issuer, or (b) the fund would hold more than 10% of the voting securities of such issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute short sales;
(4) purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;
(5) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the fund's total assets by reason of a decline in net assets will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(6) underwrite securities issued by others except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in companies whose principal business activities are in the same industry;
(8) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(9) purchase or sell physical commodities unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options and futures contracts or instruments backed by physical commodities); or
(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (for this purpose, purchasing debt securities and engaging in repurchase agreements do not constitute lending).
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short.
(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iii) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(iv) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% as appropriate of the fund's net assets.
(vi) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(vii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(viii) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(ix) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
For purposes of limitation (vii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF EUROPE FUND
(EUROPE    FUND    )
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies or instrumentalities) if, as a result thereof: (i) more than 5% of the fund's total assets would be invested in the securities of such issuer or (ii) the fund would hold more than 10% of the voting securities of such issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of a fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite any issue of securities (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies or instrumentalities) if, as a result thereof, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate (but this shall not prevent the fund from investing in marketable securities issued by companies such as real estate investment trusts which deal in real estate or interests therein and participation interests in pools of real estate mortgage loans);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
Investment limitation (3) is construed in conformity with the 1940 Act, and, accordingly, "three business days" means three days, exclusive of Sundays and holidays.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv)
would exceed 15%        of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commissions is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(viii) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(ix) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF EUROPE CAPITAL APPRECIATION FUND
(EUROPE CAPITAL APPRECIATION    FUND    )
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commissions is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF FRANCE FUND
(FRANCE    FUND    )
THE FOLLOWING ARE    THE     FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET
FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING    INVESTMENT     LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE
CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "Government securities" as defined for federal tax purposes.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(iii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iv) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
(v   i    ) would exceed 15% of the fund's net assets.
(viii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(ix) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(x) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (x), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF GERMANY FUND
(GERMANY    FUND    )
THE FOLLOWING ARE    THE     FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET
FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING    INVESTMENT     LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE
CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "Government securities" as defined for federal tax purposes.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(iii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iv) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
(v   i    ) would exceed 15% of the fund's net assets.
(viii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(ix) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(x) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (x), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
   INVESTMENT LIMITATIONS OF HONG KONG AND CHINA FUND
(HONG KONG AND CHINA FUND)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "Government securities" as defined for federal tax purposes.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(iii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iv) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
(v) would exceed 15% of the fund's net assets.
(viii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(ix) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(x) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (x), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF JAPAN FUND
(JAPAN    FUND    )
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% as appropriate of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF JAPAN SMALL COMPANIES FUND
(JAPAN SMALL COMPANIES    FUND    )
THE FOLLOWING ARE    THE     FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET
FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING    INVESTMENT     LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE
CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "Government securities" as defined for federal tax purposes.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(iii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iv) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
(v   i    ) would exceed 15% of the fund's net assets.
(viii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(ix) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(x) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (x), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
   INVESTMENT LIMITATIONS OF LATIN AMERICA FUND
(LATIN AMERICA FUND)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U. S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% as appropriate of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF NORDIC FUND
(NORDIC    FUND    )
THE FOLLOWING ARE    THE     FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET
FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING    INVESTMENT     LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE
CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "Government securities" as defined for federal tax purposes.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(iii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iv) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
(v   i    ) would exceed 15% of the fund's net assets.
(viii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(ix) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(x) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (x), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF PACIFIC BASIN FUND
(PACIFIC BASIN    FUND    )
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies or instrumentalities) if, as a result thereof: (i) more than 5% of the fund's total assets would be invested in the securities of such issuer or (ii) the fund would hold more than 10% of the voting securities of such issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of a fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite any issue of securities (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies or instrumentalities) if, as a result thereof, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate (but this shall not prevent the fund from investing in marketable securities issued by companies such as real estate investment trusts which deal in real estate or interests therein and participation interests in pools of real estate mortgage loans);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
Investment limitation (3) is construed in conformity with the 1940 Act, and, accordingly, "three business days" means three days, exclusive of Sundays and holidays.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% as appropriate of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commissions is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(viii) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(ix) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF SOUTHEAST ASIA FUND
(SOUTHEAST ASIA    FUND    )
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% as appropriate of the funds net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(x) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(xi) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(xii) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xiii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of FMR who individually own more than 1/2 of 1% of those securities of such issuers together own more than 5% of such issuer's securities.
For purposes of limitation (x), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF UNITED KINGDOM FUND
(UNITED KINGDOM    FUND    )
THE FOLLOWING ARE    THE     FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET
FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING    INVESTMENT     LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE
CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "Government securities" as defined for federal tax purposes.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(iii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iv) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
(v   i    ) would exceed 15% of the fund's net assets.
(viii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(ix) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(x) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (x), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT POLICIES FOR FIDELITY EMERGING MARKETS FUND
COUNTRIES NOT CONSIDERED TO HAVE EMERGING MARKETS   .     Countries
currently not considered to have an emerging market economy are as follows:
Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom, and the United States.
INVESTMENT POLICIES SHARED BY THE FUNDS
Each fund's investments must be consistent with its investment objective and policies. Accordingly, not all of the security types and investment techniques discussed below are eligible investments for each of the funds. AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the Investment Company Act of 1940. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
CLOSED-END INVESTMENT COMPANIES. A fund may purchase the equity securities of closed-end investment companies to facilitate investment in certain countries. Equity securities of closed-end investment companies generally trade at a discount to their net asset value.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.
Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depository Receipts (ADR's) as well as other "hybrid" forms of ADRs including European Depository Receipts (EDRs) and Global Depository Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
FOREIGN CURRENCY TRANSACTIONS. The funds may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
Each fund may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by each fund. The funds may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
When a fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The funds may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
The funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
Each fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a fund held investments denominated in Deutschemarks, the fund could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the fund to assume the risk of fluctuations in the value of the currency it purchases.
Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.
Successful use of currency management strategies will depend on FMR's skill in analyzing and predicting currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates, and could result in losses to the fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, the fund would be unable to participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency, and that currency's value declines, the fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to the funds or that it will hedge at an appropriate time. FOREIGN REPURCHASE AGREEMENTS. Foreign repurchase agreements may include agreements to purchase and sell foreign securities in exchange for fixed U.S. dollar amounts, or in exchange for specified amounts of foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.
FUNDS' RIGHTS AS A SHAREHOLDER. The funds do not intend to direct or administer the day-to-day operations of any company. Each fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities that a fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.
FUTURES AND OPTIONS. The following sections pertain to futures and options:
Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options. ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The funds will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. The funds may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which they typically invest, which involves a risk that the options or futures position will not track the performance of a fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. FUTURES CONTRACTS. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS.    Japan Fund has filed
and each of the remaining funds intend to file     a notice of eligibility
for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National
Futures Association, which regulate trading in the futures markets   ,
before engaging in any purchases or sales of futures contracts or options
on futures contracts    . The funds intend to comply with Rule 4.5 under
the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.
In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit. LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The funds may purchase and sell currency futures and may purchase and write currency options to increase or decrease their exposure to different foreign currencies. A fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the funds greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. A fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the fund will be required to make margin payments to an FCM as described above for futures contracts. A fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates a fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by the funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, FMR may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INDEXED SECURITIES. Each fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements), and will borrow through the program only when the costs are equal to or lower than the cost of bank loans. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
ISSUER LOCATION. FMR determines where an issuer is located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings. The issuer of a security is located in a particular country if:
1) the security is issued or guaranteed by the government of the country; or 2) the issuer is organized under the laws of the country, derives at least 50% of its revenues or profits from goods sold, investments made or services performed in the country, or has at least 50% of its assets located in the country.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to each fund's policies regarding the quality of debt securities.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a fund does not receive scheduled interest or principal payments on such indebtedness, the fund's share price and yield could be adversely affected. Loans that are fully secured offer a fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a fund. For example, if a loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, each fund relies on FMR's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, each fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a fund were determined to be subject to the claims of the agent's general creditors, the fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness purchased by each fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the fund to pay additional cash on demand. These commitments may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. Each fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.
Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see limitations (1) and (5)
for Canada    Fund    , Europe    Fund    , Europe Capital Appreciation
Fund    , Japan    Fund, Latin America Fund    , Pacific Basin    Fund    ,
and Southeast Asia    Fund    ; limitations (1) and (7) for Emerging
Markets    Fund    ; and limitations (4) and (i) for France    Fund    ,
Germany    Fund, Hong Kong and China Fund    , Japan Small Companies
Fund    , Nordic    Fund    , and United Kingdom    Fund    ). For purposes
of these limitations, each fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between each fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
LOWER-QUALITY DEBT SECURITIES. While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession.
The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and a fund's ability to dispose of these securities.
Since the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type held by a fund. In considering investments for the fund, FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
Each fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange and a subsidiary of FMR Corp.
Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.
FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in any security in which a fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
   SECURITIES OF SMALL CAPITALIZATION COMPANIES. Smaller capitalization companies may have limited product lines, markets, or financial resources. These conditions may make them more susceptible to setbacks and reversals. Therefore, their securities may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies.
SHORT SALES "AGAINST THE BOX." If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
SOVEREIGN DEBT OBLIGATIONS. Each fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types
of debt instruments such as loans or loan participations.    S    overeign
debt of developing countries may involve a high degree of risk, and
m   a    y be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A fund is not limited to any particular form of swap agreement if FMR determines it is consistent with the fund's investment objective and policies.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. Each fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
Each fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.
WARRANTS. Warrants are securities that give a fund the right to purchase equity securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets if the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to expiration date. These factors can make warrants more speculative than other types of investments.
SPECIAL CONSIDERATIONS AFFECTING EUROPE
New developments surrounding the creation of a unified common market in Europe have helped to reduce physical and economic barriers promoting the free flow of goods and services throughout Western Europe. These new developments could make this new unified market one of the largest in the world. However, in 1993 Europe's economies began to slow and subsequently slid into recession as tight monetary conditions and a lack of progress toward inflation convergence and budgetary consolidation in many countries weakened consumer and business confidence. More generally, the turbulence in foreign exchange markets since the middle of 1992 and escalating tensions over trade contributed to increased uncertainty in many countries. The U.S. dollar continued on its downward track with respect to both the German mark and many other of Europe's currencies such as the Italian lira, the Spanish peseta and the Swedish krona which have been affected by political uncertainties and fiscal problems.
Subsequently, Europe's economies began to improve in 1995 as continued growth in the United States and the Southeast Asian countries provided the foundation for an export-led recovery. This recovery was aided by a sharp rebound of the U.S. dollar after reaching postwar lows in the spring of 1995.
The Eastern European countries, after several years of declining output, have generally shown dramatic growth in 1994 and 1995. Despite formidable obstacles and major differences among countries and regions, many nations are making substantial progress in their efforts to become market-oriented economies. However, these economies are becoming increasingly disparate and the experience of countries in the region varies markedly. Those nations making the most successful transitions include Poland, the Czech Republic and Hungary, while some of the former Soviet republics continue to suffer from the consequences of the break-up of the Union and have not made much progress in implementing effective market oriented reforms. Key aspects of the reform and stabilization efforts have not yet been fully implemented, and there remain risks of policy slippage. In the Russian Federation and most other countries of the former Soviet Union, economic conditions are of particular concern because of economic instability due to political unrest and armed conflicts in many regions.
Notwithstanding the continued economic difficulties in many countries, recent positive developments offer hope for a cooperative growth strategy in the near term, which could also permit a strengthening of global economic performance over the medium term. Many developing countries are reaping the fruits of sustained reform and stabilization efforts. Efforts to enhance assistance to countries affected by the transition to market-based trading systems occurring in central Europe and the former Soviet Union, and to low-income countries to support strengthened stabilization and restructuring efforts, are moving forward. In Europe, exchange market tensions have eased, interest rates have been falling and may continue to do so as evidence accumulates of the waning of inflationary pressures.
The European Community (EC) consists of Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom (the member states). In 1986, the member states of the EC signed the "Single European Act", an agreement committing these countries to the establishment of a market among themselves, unimpeded by internal barriers or hindrances to the free movement of goods, persons, services, or capital. To meet this goal, a series of directives have been issued to the member states. Compliance with these directives is designed to eliminate three principal categories of barriers: (1) physical frontiers, such as customs posts and border controls; (2) technical barriers (which include restrictions operating within national territories) such as regulations and norms for goods and services (product standards); discrimination against foreign bids (bids by other EC members) on public purchases; or restrictions on foreign requests to establish subsidiaries; and (3) fiscal frontiers, notably the need to levy value-added taxes, tariffs, or excises on goods or services imported from other EC states.
The ultimate goal of this project is to achieve a large unified domestic European market in which available resources would be more efficiently allocated through the elimination of the above-mentioned barriers and the added costs associated with those barriers. Elimination of these barriers would simplify product distribution networks, allow economies of scale to be more readily achieved, and free the flow of capital and other resources. The Maastricht Treaty on economic and monetary union (EEMU) attempts to provide its members with a stable monetary framework consistent with the EC's broad economic goals. But until the EMU takes effect, which is intended to occur between 1997 and 1999, the community will face the need to reinforce monetary cooperation in order to reduce the risk of a recurrence of tensions between domestic and external policy objectives.
The total European market, as represented by both EC and non-EC countries, consists of over 370 million consumers, making it larger currently than either the United States or Japanese markets. European businesses compete nationally and internationally in a wide range of industries including: telecommunications and information services, roads and transportation, building materials, food and beverages, broadcast and media, financial services, electronics, and textiles. Actual and anticipated actions on the part of member states to conform to the unified Europe directives have prompted interest and activity not only by European firms, but also by foreign entities anxious to establish a presence in Europe that will result from these changes. Indications of the effect of this response to a unified Europe can be seen in the areas of mergers and acquisitions, corporate expansion and development, GNP growth, and national stock market activity. The early experience of the former centrally planned economies has already demonstrated the crucially important link between structural reforms, macroeconomic stabilization, and successful economic transformation. Among the central European countries, the Czech Republic, Hungary, and Poland have made the greatest progress in structural reform; inflationary pressures there have abated following price liberalization, and output has begun to recover. These achievements will be difficult to sustain, however, in the absence of strong efforts to contain the large fiscal deficits that have accompanied the considerable losses of output and tax revenue since the start of the reform process.
In the Baltic countries there are encouraging signs that reforms are taking hold and are being supported by strong stabilization efforts. In most other countries of the former Soviet Union, in contrast, inadequate stabilization efforts now threaten to lead to hyper-inflation, which could derail the reform process. Inflation, which had abated following the immediate impact of price liberalization in early 1992, surged to extremely high levels in late 1992 and early 1993. The main reason for this development has been excessive credit expansion to the government and to state enterprises. The transformation process is being seriously hampered by he widespread subsidization of inefficient enterprises and the resulting misallocation of resources. The lack of effective economic and monetary cooperation among the countries of the former Soviet Union exacerbates other problems by severely constraining trade flows and impeding inflation control. Partly as a result of these difficulties, some countries have decided that the introduction of separate currencies offers the best scope for avoiding hyper-inflation and for improving economic conditions. This development can facilitate the implementation of stronger stabilization programs. Economic conditions in the former Soviet Union have continued to deteriorate. Real GDP in Russia fell 11.9 percent in 1993, after an 18 percent decline in 1992. In many other countries of the region, output losses have been even larger. These declines reflect the adjustment difficulties during the early stages of the transition, high rates of inflation, the compression of imports, disruption in trade among the countries of the former Soviet Union, and uncertainties about the reform process itself. Large-scale subsidies are delaying industrial restructuring and are exacerbating the fiscal situation. A reversal of these adverse factors is not anticipated in the near term and output is expected to decline further in most of these countries.
Economic conditions appear to have improved for some of the transition economies of central Europe during the past year. Following three successive years of output declines, there has been a turnaround in the former Czech and Slovak Federal Republic, Hungary and Poland: growth in private sector activity and strong exports, especially to Western Europe, now appear to have contained the fall in output. Most central European countries in transition have achieved positive real growth in 1994 and early 1995 as market reform depend. The strength of the projected output gains will depend crucially on the ability of the reforming countries to contain fiscal deficits and inflation and on their continued access to, and success in, export markets. A number of their governments, including those of Hungary, and Poland, are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and move toward free market economies. At present, no Eastern European country has developed stock markets but Poland, Hungary and the Czech Republic have small securities markets in operation. Ethnic and civil conflict continued to rate throughout the former Yugoslavia. The outcome is uncertain.
Both the EC and Japan, among others, have made overtures to establish trading arrangements and assist in the economic development of the Eastern European nations. In the rest of Europe, monetary policy and financial market developments have been dominated by the currency turmoil that began in September 1992. At the same time, conditions are improving for significant reductions of official interest rates in Europe, which should help to contain recessionary forces and provide support to the overall economic recovery in the region by early 1996. With the passage of the General Agreement on Trade and Tariffs (GATT) earlier this year, Europe has taken a step forward to resist protectionist pressures. Interest rates continue to decline, but some countries' tight monetary conditions remain an obstacle to stronger growth and a threat to exchange market stability. However, in the long-term, economic unification of Europe could prove to be an engine for domestic and international growth.
FRANCE has welcomed foreign trade and foreign investment and, along with Germany, has emerged as a driving force within the Union. More than a quarter of France's total sales, and 22% of its employment, derive from foreign-owned companies. The country ranks high in manufacturing productivity, while its unionization rate of 12% is the lowest in the Union. The workforce is well-educated, yet labor is cheaper than in Germany. Both national and local officials have been actively soliciting international companies, particularly those with technological businesses encouraging them to build factories and subsidiaries in France. Recognizing the need for decentralization, the country has taken steps to build up industrial and technological areas away from Paris, in cities such as Marseilles. The government of prime minister Edouard Balladur has drastically cut the corporate tax rate from one-half to one-third, and has pledged to keep inflation at its current very low levels. Its successor under Alain Juppe is expected to continue with these policies. However, France faces two problems that are not uncommon in Europe: persistent high unemployment (currently around 12%) and a high budget deficit. These problems, although apparently not out of control, serve to hamper prosperity and will probably not be solved anytime soon.
As of the end of 1994, France had the fourth largest Gross Domestic Product in the world and was the fifth largest market, with market capitalization equal to U.S. $265 billion (the U.S. market for that year was the largest, with $278 trillion in capitalization). There are nearly a thousand listed companies in the equity markets, and trading is on a par with capitalization by world standards.
The French equity securities market is relatively small compared to the United States' market. Trading practices are regulated by the French securities exchange authorities and the sale and resale of securities are generally less regulated than in the United States. Issuers of securities in France are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, shareholder proxy requirements, and the timely disclosure of information. In addition, accounting, auditing, and financial reporting standards are not comparable to United States standards and, therefore, less information may be available to investors investing in French securities than would be available in respect of investments in the securities of U.S. issuers in the United States. The French securities market may be more volatile and is less liquid than the major U.S. markets. As in the case of all foreign investments, the fund's investments may be adversely affected by any increase in applicable foreign taxes or by political, economic, or diplomatic developments.
A significant number of French enterprises are owned, directly or indirectly, in whole or in part, by the French state. In 1986, the French government announced an extensive privatization program, which was discontinued following the parliamentary elections of June 1988, after 31 state-controlled enterprises had been sold to the public. Recently, the previous French government had announced a new program of privatization which is expected to continue under the current government. However, investors should be aware that a future change of government, market, or economic factors in France could result in a change in policy on privatization.
Under current law, subject to certain exceptions, shares of French companies may be owned by, and transferred to, non-residents of France without limitation for portfolio investment. However, existing foreign direct investment regulations provide that the acquisition by any non-resident of the European Union of a controlling interest in a French company is subject to prior approval of the Treasury Department of the French Ministry of Economy. Under existing administrative rulings, ownership of 20% or more of a listed company's share capital or, in the case of unlisted companies, ownership of 33 1/3% or more, is regarded as a controlling interest in such company, but a lower percentage might be held to constitute a controlling interest in certain circumstances. Direct investments by non-European Union residents, including the acquisition, creation or expansion of French companies, and the increase in control of French companies engaged in agricultural, industrial, or commercial, financial, or real estate activities, require prior approval by French authorities. In general, prior approval by French authorities is always necessary (even if the investor is a European Union resident) if the investment is to be made in certain specific industries such as the defense and health industries. Pursuant to current legislation relating to privatization of certain state-controlled companies, transfer by the French authorities directly or indirectly to non-European Union persons and entities under non-European Union control of equity shares of a French company in connection with its privatization may not exceed a total of 20% of such company's share capital. A lower percentage may be adopted if considered vital to protect national interests. Furthermore, the Ministry of Economy has the power to transfer an ordinary share of such company's stock held by the French State into a "special share," thereby possibly giving the Ministry of Economy a right of approval for an unlimited period with respect to the ownership by any single person, or group of persons acting together, or an equity interest representing more than 10% of such company's share capital and/or the right to designate one or two representatives of the French State to the board of directors of such company, and/or the right of refusal with respect to decisions to sell assets or grant guarantees which are considered against national interests. GERMANY is generally regarded as the chief player in the Union. Germany is highly integrated into the world's economy and capital markets, and should continue to benefit from an ongoing world recovery from recession. From 1988 through 1992, real Gross National Product in Germany grew at a healthy average of 3.5%. But 1993, which saw GNP down 2.1%, was the worst year since the beginning of the postwar WIRTSCHAFTSWUNDER. In 1994, Germany began to recover from recession, but rising interest rates kept the lid on market advances. As of the end of 1993, Germany was the fourth largest market in the world, with market capitalization equal to U.S. $450 billion (the U.S. market for that year was number 1, with $5.2 trillion in capitalization). In terms of the number of listed companies, Germany ranked further down, at number 14 with 426 listed companies (by comparison, the U.S. had over 7,600 listed companies). It follows that the average size of German companies is large: over $1 billion in 1993, which placed it number 3 in that category. Exports, a key part of the German economy, may be poised to increase, although the weak U.S. dollar means that German goods will be more expensive in the important U.S. market, thus reducing demand. While Germany's equity market appears to be highly valued by some measures, the market as a whole is small compared to the economy. European investors have lagged their U.S. counterparts in making equity investments, although this has been changing. At the same time, new issues are not abundant in Germany, meaning that any increasing market demand will be focused largely on existing issues. The high valuations of German stocks may also prove supportable by the country's central role in the Union and its success in developing the Eastern part of the country and the former Eastern bloc countries for its manufacturing purposes.
In Germany the progress of the European Union continues to be the slow but steady and the costs of assimilating the former East German states continues to pose the greatest financial pressure. Costs for this project were greatly underestimated: since unification in 1990, the government has had to transfer money to the east in the amount of 4% - 5% of Gross Domestic Product. To raise this money, the government has had to levy extra taxes. These taxes have effectively offset advances in consumer income, and have lead to the political necessity of down sizing government and maintaining a tight monetary policy. In order to comply with the terms of Maastricht, Germany must cut government debt from a projected 64% of GDP next year to less than 60%. The failure, either political or economic, of Germany's ability to cut spending while also finding the money to restore the east to fiscal health could have repercussions for the German stock market.
Germany is also facing pressures to reform its welfare and social security programs, and must also comply with a court order to reform its tax system. While the country does not appear to be in any risk of governmental crisis, all of the factors mentioned above could lead to a shift in domestic policies, with a potential shift in the political landscape not out of the question.
Much of Germany's fiscal health and prosperity over the next few years depends on the continued growth of capitalism in the former Eastern bloc states. If this growth does not materialize, or if political events intercede, there could be negative financial repercussions for Germany.
In 1995, Germany could be at risk of over expansion. Rapid growth of production could bring the economy to the limits of current capacity, which would likely prompt the central bank to tighten the money supply. However, if Germany opts for slow growth in the short term in order to pave the way for longer-term stability, profits over the short term could suffer.
NORDIC COUNTRIES. Denmark is a member of the Union. Sweden, Finland, and Norway recently agreed to join the Union. These Nordic countries have a combined total population of only 23 million, roughly equal to that of the state of California. Productivity, as measured by Gross Domestic Product per capita, is well above the European average in all countries except Finland, where it stands at about 90% of the average. The Nordic countries appear poised to embark on a path of rapid growth. Real GDP in Sweden is expected to increase by 2.5% for 1995, and by 4.0% to 4.5% in Denmark, Finland, and Norway. At the end of 1993, all four Nordic countries ranked in the top 35 worldwide in terms of market capitalization and total market value traded per year, meaning that the Nordic markets tend to be fairly liquid for their size. The chief industries in the region are machinery, textiles, furniture, electronics, dairy, metals, ship building, clothing, engineering, chemicals, food processing, fishing, paper, oil and gas, autos, and shipping. The number of listed companies is small; in 1993 Denmark had more than 250, but no other Nordic country had more than 125, fewer even than such countries as Peru, Sri Lanka, and Iran. As a result of the high level of market capitalization and the low number of listed companies, Sweden, Finland, and Norway rank among the top 25 countries in the world for average company size.
Foreign ownership of Nordic stocks has increased dramatically, growing from U.S. $316 million in 1992 to $7.4 billion in 1994. One reason for the appeal of Nordic stocks is that the companies in these countries tend to be widely diversified in the geographic areas in which they do business; thus the performance of a company may not be as closely linked to the state of the local economy as it is in many countries. There are, however, potential disincentives to foreign investors. The non-refundable dividend withholding tax rate is currently 30% for both Denmark and Sweden, and 25% for both Finland and Norway.
The establishment of stronger links with their neighbors to the south will likely be accompanied by substantial change in several aspects of the Nordic countries' economies, particularly in the area of government spending. The extensive social welfare system that was the envy of much of the world in the 1960s and 1970s has proved to be extremely costly during the subsequent decades of more modest prosperity. In Norway, these benefits were financed through oil and gas exports, but in other Nordic countries they have tended to result in growing government debts and deficits.
The populations of the Nordic countries have become accustomed to generous benefits for unemployment, sick leave, child care, elder care, and general public welfare, along with state-provided medical care. With the exception of Denmark, each country also has a history of supporting an inefficient agricultural sector with subsidies ranging up to 75% (the recent average for Europe has been approximately 35% - 45%). Public spending on social programs in Sweden accounted for a full one-third of GDP during the 1980s. Unemployment remains fairly high, ranging from 6% in Norway to 19% in Finland. The income scale in the Nordic countries tends to be comparatively flat, both with regard to age and skill; thus there is little income advantage to be gained by career advancement. Almost half of personal disposable income received by Swedes was the result of transfer payments, a system for redistributing wealth. In Norway, the number of industrial jobs has fallen by 100,000 since 1972, while government employment has doubled. Once the Nordic countries become members of the Union, and once the full terms of the Maastricht Treaty and other Union agreements are implemented, there will be strong pressures on the Nordic countries to bring their government spending more closely into line with those of Europe. Farms, particularly those closest to the European continent, will either be forced to improve efficiency or close down, while exports of Norwegian oil and gas and Finnish timber and mineral resources will need to find a place in the Union's trade policies if the Nordic countries are to prosper. National debts, which are high in Finland and Sweden, will need to be reduced. How well these goals can be accomplished without reversing the long-awaited growth trends that are now emerging in the Nordic countries remains to be seen.
The Nordic countries will also be challenged to keep their most skilled workers. Such workers are essential to the region's significant manufacturing and engineering businesses, but the implementation of the Union will make it easier for Nordic workers to seek employment in other member states. And while a favorable corporate tax structure has aided the largest Nordic companies in amassing the capital to make investments, many of them have been investing outside the region rather than domestically. While these problems are not insurmountable, a failure to address them could impair the prosperity of the Nordic countries, and with it the performance of their markets.
UNITED KINGDOM. Occupying most of the land area of the British Isles, the U.K. includes England, Wales, Scotland, and Northern Ireland. As of the end of 1993, the U.K. was the third largest market in the world, with market capitalization equal to U.S. $1.2 trillion (the U.S. market for that year was the world's largest market, with $5.2 trillion in capitalization). There are 1,650 listed companies in the U.K. equity markets, and trading volume is on a par with capitalization by world standards. The U.K. ranks tenth worldwide in terms of average company size. The relatively high number of listings and the relatively low average company size mean that the behavior of the U.K. stock market is less likely to be dominated by the trading actions of a few large stocks.
The U.K. experienced a long post-war recession which ended in 1992; however, it did not escape the effects of worldwide recession in 1993 and 1994. Exports were hurt by the lack of demand from depressed foreign markets. Still, the U.K. was one of a very few European economies to post positive GDP numbers for 1993, with a 2% growth rate.
Foreign investment is strong in the U.K., particularly in Wales and Scotland, which have made international efforts to attract investors and development by foreign companies. At the end of 1992, more than 3,500 U.S. companies had made investments in the U.K., for a total of $78 billion, a number that represents nearly 40% of all U.S. investment in the member states. This far exceeds U.S. investment in Germany, which was $35 billion in 1992. The companies of other nations have been attracted to the U.K. for investing as well, drawn by low labor costs, relative political stability, and tax incentives. Foreign investment is crucial to the continued economic strength of the U.K.
While foreign investment has been high, there are signs that it may not continue to grow at the same rate. Other Union members are actively recruiting investors, advertising their increased level of participation in the Union as a key to important trade benefits. Even some major British corporations, such as British Petroleum and Pilkington, have moved their headquarters onto the European continent. The U.K. lags in the percentage of its population that goes on to higher education, an important factor for technology-based businesses. Despite the opening of the new English Channel tunnel rail link to the continent, the government's spending on railways and other parts of the transportation infrastructure is well behind that of France and Germany.
Going forward, the U.K. appears poised for continued growth. Business investment has risen since 1992, and as asset utilization approaches current capacity, investment should continue to rise, with businesses needing to expand beyond their current size in order to meet increasing demand. Unemployment began to fall in early 1993, and employment growth resumed.
While the U.K. is a member of the Union, domestic sentiment has not been wholly favorable towards Union involvement. A failed bid to tie the pound to the European Currency Unit (ECU), the proposed single currency for the Union, resulted in higher inflation and almost forced British Prime Minister John Major out of office. This event did not discourage negative sentiments. As a result, the U.K. has not been as actively involved in working with the architects of Union policies as it might have been, and has thus been less successful in ensuring that its needs and viewpoints were reflected in these policies. So far, the U.K. has allowed Germany and France to play the major roles in shaping the Union framework.
The Conservative government, which was strongly entrenched during the 1980s under Margaret Thatcher, has not been as powerful since that time and currently faces the possibility that it may lose control of the government. A shift of sentiment towards the Labour Party, or a further weakening of the Conservative's power, could produce a government that lacks the focus or the political will to address domestic issues and to play a strong role in the Union.
Like many European countries, the U.K. has been plagued with persistent high inflation, and it has run a current account trade deficit for many years. Both of these factors have been a hindrance to prosperity, and both are likely to continue to exist in some form in the future.
   The conditions that have given rise to these developments are changeable, and there is no assurance that reforms will continue or that their goals will be achieved.
REAL GDP ANNUAL RATE OF GROWTH (ANNUAL % CHANGE)
1994
   Denmark              4.6   %

   France               2.5   %

G   e    rmany          2.9   %

   Ita    ly            2.5   %

   Net    herlands      2.4   %

   S    pain            1.9   %

   Sw    itzerland      2.0   %

   Un    ited Kingdom   3.8   %

Source:  World Economic Outlook, May 199   5     (International Monetary
Fund)
   For national stock market index performance, please see the section on Performance beginning on page .
SPECIAL CONSIDERATIONS AFFECTING JAPAN, THE PACIFIC BASIN, AND SOUTHEAST
ASIA
Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and Western European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic, and social conditions; (iii) internal insurgencies;
(iv) hostile relations with neighboring countries; and (v) ethnic, religions, and racial disaffection.
The economies of most of the Asian countries continue to depend heavily upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of projectionist trade legislation, reduction of foreign investment in the local economies, and general declines in the international securities markets could have a significant adverse effects upon the securities markets of the Asian countries.
The success of market reforms, a surge in infrastructure spending have fueled rapid growth in many developing countries in Asia. Rapidly rising household incomes have fostered large middle classes and new waves of consumer spending. Increases in infrastructure spending and consumer spending have made domestic demand the growth engine for these countries. Thus their growth now depends less upon exports to OECD countries. While exports may no longer be the sole source of growth for developing economies, improved competitiveness in exports markets has contributed to growth in many of these nations. The increased productivity of many Asian countries has enabled them to achieve, or continue, their status as top exporters while improving their national living standards.
Thailand has one of the fastest-growing stock markets in the world. The manufacturing sector is becoming increasingly sophisticated and is benefiting from export-oriented investing. The manufacturing and service sectors continue to account for the bulk of Thailand's economic growth. The agricultural sector continues to become less important. The government has followed fairly sound fiscal and monetary policies, aided by increased tax receipts from a fast moving economy. The government also continues to move ahead with new projects - especially telecommunications, roads and port facilities - needed to refurbish the country's overtaxed infrastructure. The country enjoys an able bureaucracy, which has maintained economic policy during the country's many coups. In recent years, the risk of a coup has diminished, but corruption remains widespread.
In terms of GDP, industrial standards and level of education, South Korea is second only to Japan in Asia. It enjoys the benefits of a diversified economy with well-developed sectors in electronics automobiles, textiles and shoe manufacture steel and shipbuilding among others. The driving force behind the economy's dynamic growth has been the planned development of an export-oriented economy in a vigorously entrepreneurial society. Real GDP grew about 8.3% in 1994. Both Koreas joined the United Nations separately in late 1991, creating another forum for negotiation and joint cooperation. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea.
Indonesia is a mixed economy with many socialist institutions and central planning but with a recent emphasis on deregulation and private enterprise. Like Thailand, Indonesia has extensive natural wealth yet with a large and rapidly increasing population. Dependent on oil exports during the 1980s, its manufactured products now predominate, contributing 21% of GDP. Indonesia's development is progressing smoothly, and it has become the world's 12 largest economy.
Malaysia has one of the fastest-growing economies in the Asian-Pacific region. Malaysia has become the world's third-largest producer of semiconductor devices (after the U.S. and Japan) and the world's largest exporter of semiconductor devices. More remarkable is the country's ability to achieve rapid economic growth with relative price stability as the government followed prudent fiscal/monetary policies. Malaysia's high export dependence level leaves it vulnerable to a recession in the Organization for Economic Cooperation and Development countries or a fall in world commodity prices.
Singapore has an open entrepreneurial economy with strong service and manufacturing sectors and excellent international trading links derived from its history. During the 1970s and the early 1980s the economy expanded rapidly, achieving an average annual growth rate of 9%. Per capita GDP is among the highest in Asia. Singapore holds a position as a major oil refining and services center.
JAPAN. Japan currently has the second-largest GDP in the world. The Japanese economy has grown substantially over the last three decades. Its growth rate averaged over 5% in the 1970s and 1980s. However in 1994, the growth rate in Japan slowed to 0.6% and their budget showed a deficit of 7.8% of GDP. Despite small rallies and market gains Japan has been plagued with economic sluggishness. Economic conditions have weakened considerably in Japan since October 1992. The boom in Japan's equity and property markets during the expansion of the late 1980's supported high rates of investment and consumer spending on durable goods, but both of these components of demand have now retreated sharply following the decline in asset prices. It is suffering through its worst recession in two decades. Profits have fallen sharply, unemployment has reached a historical high of 3.2% and consumer confidence is low. The banking sector continues to suffer from non-performing loans. Nine discount rate cuts since its 6% peak in 1991, a succession of fiscal stimulus packages, support plans for the debt-burdened financial system and spending for reconstruction following the Kobe earthquake should help to contain the recessionary forces, but substantial uncertainties remain. The general government position has deteriorated as a result of weakening economic growth, as well as stimulative measures taken recently to support economic activity and to restore financial stability.
In addition to a cyclical downturn, Japan is suffering through structural adjustments. Like the Europeans, the Japanese have seen a deterioration of their competitiveness due to high wages, a strong currency and structural rigidities. Japan has also become a mature industrial economy and, as a result, will see its long-term growth rate slow down over the next ten years. Finally, Japan is reforming its political process and deregulating its economy. This has brought about turmoil, uncertainty and a crisis of confidence.
Japan is heavily dependent upon international trade and, accordingly, has been and may continue to be adversely affected by trade barriers and other protectionist or retaliatory measures of, as well as economic conditions in the U.S. and other countries with which they trade. Industry, the most important sector of the economy is heavily dependent on imported raw materials and fuels. Japan's major industries are in the engineering, electrical, textile, chemical, automobile fishing and telecommunication fields. Japan imports iron ore, copper, and many forest products. Only 19% of its land is suitable for cultivation. Japan's agricultural economy is subsidized and protected. It is about 50% self-sufficient in food production. Even though Japan produces a minute rice surplus, it is dependent upon large imports of wheat, sorghum and soybeans from other countries. Japan's high volume of exports such as automobiles machine tools and semiconductors have caused trade tensions with other countries, particularly the United States. Some trading agreements between the countries have reduced the friction caused by the current trade imbalance. A record high value of the yen in first half of 1995 threatened to derail Japan's recovery from a long economic downturn, mainly because it made Japanese products more expensive overseas and eroded the value of foreign earnings when repatriated to Japan. However, the recent ease of the yen has created expectations that Japanese earnings will improve for the fiscal year ending March 1996.
The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. A substantial rise in world oil or commodity prices could also have a negative affect. The strength of the yen itself may prove an impediment to strong continued exports, because of the high prices it means for Japanese goods sold in other countries. Because the Japanese economy is so dependent on exports, any fall-off in exports may be seen as a sign of economic weakness, which may adversely affect the market and the fund.
The Tokyo Stock Exchange is the largest of eight exchanges in Japan which has very well developed primary and secondary equity markets. The Tokyo Stock Exchange is followed by the Osaka Stock Exchange and the Nagoya Stock Exchange. These three exchanges divide the market for domestic stocks into two sections, with newly listed companies and smaller companies assigned to the second section and larger companies assigned to the first section. However, the growth of the Japanese securities market has not been without its setbacks. In 1990, the Japanese stock market, as measured by the Toyko Stock Price Index (TOPIX), began a spectacular decline which lasted through the middle of 1992. During this period the TOPIX lost over 55% of its value. Since then, the market has failed to rebound substantially, and the TOPIX remains far closer today to its bottom in 1992 than to its peak in 1989 and 1990.
The decline in the Japanese securities markets has contributed to a weakness in the Japanese economy, and the impact of a further decline cannot be ascertained. The common stocks of many Japanese companies continue to trade at high price-earnings ratios in comparison with those in the United States, even after recent market decline. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States.
While the Japanese governmental system itself seems stable, the dynamics of the country's politics have been unpredictable in recent years. The economic crisis of 1990-92 brought the downfall of the conservative Liberal Democratic Party, which had ruled since 1955. Since then, the country has seen a series of unstable multi-party coalitions and several prime ministers come and go, because of politics as well as personal scandals. While there appears to be no reason for anticipating civic unrest, it is impossible to know when the political instability will end and what trade and fiscal policies might be pursued by the government that emerges.
With the general economic sluggishness of the past few years, banks have seen an increase in non-performing assets. While at the moment these do not appear to pose any major threat to the health of the institutions, any continued or intensified decline in the Japanese economy could throw additional strain onto the country's banking institutions.
Geologically, Japan is located in a volatile area of the world, and has historically been vulnerable to earthquakes, volcanoes and other natural disasters. As demonstrated by the Kobe earthquake in January of 1995, in which 5,000 people were killed and billions of dollars of damage was sustained, these natural disasters can be significant enough to affect the country's economy.
As in the U.S. and other markets, small company stocks are typically more volatile than large company stocks, reacting more extremely to good or bad news. Since Japan's market is dominated by large stocks (the average company size in Japan is the largest anywhere in the world), the behavior of the Japanese stock market in general and of the small-stock segment in particular also may be affected by the trading activity on a relatively small number of large-company stocks to a much greater degree than is typically seen in the U.S. Further, during periods of economic difficulty, small companies can find it harder to compete or survive. Since August 1990, the shares of smaller Japanese companies have underperformed those of larger companies, as they tend to do in periods of declining industrial production. However, the reverse tends to apply in periods of economic recovery.
There are two factors that may influence the future corporate structure of Japan, to the benefit of smaller Japanese companies. First, Japan is likely to follow the pattern set by the economies of the United Kingdom and Germany in reducing its dependence on manufacturing and increasing the contribution of service industries to the economy. This should benefit small companies, many of which are less capital intensive and often more entrepreneurial. Also, many sectors of the Japanese economy, such as food, retail, distribution, and financial services, are subject to regulations which are in the process of being released or removed. Deregulation should provide opportunities for smaller, more flexible companies. In addition, the removal of artificial price restrictions and reductions in personal taxes could lead to an upturn in Japanese domestic consumption as a percentage of Gross Domestic Product, which is currently significantly lower than in the United States. This increase in spending could also benefit smaller Japanese firms. However, the continuation of economic weakness could make it difficult for small companies to prosper, or could make their stocks appear unattractive to investors.
The influence of the factors mentioned above, against a background of potential recovery in the Japanese economy, may result in an attractive long-term opportunity for selective investment in smaller Japanese companies, and that such companies may outperform larger Japanese companies over the longer term if economic recovery is realized.
Australia has a prosperous Western-style capitalist economy, with a per capita GDP comparable to levels in industrialized Western European countries. Economic growth accelerated markedly in 1994 as robust domestic spending boosted activity. It is rich in natural resources and is the world's largest exporter of beef and wool, second-largest for mutton, and it is among the lop wheat exporters. Australia is also a major exporter of minerals, metals and fossil fuels. Due to the nature of its exports, a downturn in world commodity prices can have a big impact on its economy. HONG KONG AND CHINA. Hong Kong's impending return to Chinese dominion in 1997 has not initially had a positive effect on its economic growth which was vigorous in the 1980s. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for 50 years after regaining control of Hong Kong, the continuation of the current form of the economic system in Hong Kong after the reversion will depend on the actions of the government of China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments, which in turn can affect markets and business performance. In preparation for 1997, Hong Kong has continued to develop trade with China, where it is the largest foreign investor, while also maintaining its long-standing export relationship with the United States (U.S.). Spending on infrastructure improvements is a significant priority of the colonial government while the private sector continues to diversify abroad based on its position as an established international trade center in the Far East. It is important to note that a substantial portion of the companies listed on the Hong Kong Stock Exchange are involved in real estate related business.
China's economy may be described as transitional. While the government still controls the production and pricing in a major portion of the country's economy, the country has also seen a sharp rise in capitalist activities. The opening of China to U.S. trade by President Nixon in 1972 marked an important step towards capitalism, but the most significant step was the liberalization brought about by Deng Xiaoping, who assumed power in the late 1970s. Deng believed that the advancement of the economy was essential to the advancement of socialism an argument which effectively neutralized the traditional Party objections to capitalism and foreign investment. Under Deng's rule, China has prospered. At the time he came to power, more than a quarter of the population was living in absolute poverty; today, less than 10% of the population is in that category. The real incomes of many workers have doubled and tripled, and some 80 million urban dwellers are able to afford middle-class luxuries such as cosmetics and Western-style fast food.
China's economy has grown at the extraordinary rate of 10% per year on average over the past decade, with the industrial segment leading the way: industrial growth in China exceeded 20% a year in 1992 and 1993. China's economic growth itself has not been smooth, however, being characterized by spurts of almost uncontrolled growth alternating with periods of harsh austerity measures. Both the speed and the erratic nature of the growth have caused inefficiencies and dislocations within China, including troublesome inflation rates of 20% - 30% per year over the past five years. Most of China's trading activity is funnelled through Hong Kong. The value of the Hong Kong market has grown from U.S. $54 million in 1986 to more than $380 million in 1993, with China estimated as being the largest investor in the market. Among Asian markets, only the Japanese market is larger than Hong Kong, worldwide, Hong Kong ranked 6th at the end of 1993. China itself has two stock exchanges that are set up to accommodate foreign investment, in Shenzhen and in Shanghai. In both cases, foreign trading is limited to a special class of shares (Class B) which was created for that purpose. Only foreign investors may own Class B shares, but the government must approve sales of Class B shares among foreign investors. As of December 1994, there were 54 companies with Class B shares on the two exchanges, for a total Class B market capitalization of U.S. $2.1 billion. In Shanghai, all "B" shares are denominated in Chinese renminbi but all transactions in "B" shares must be settled in US dollars, and all distributions made on "B" shares are payable in U.S. dollars, the exchange rate being the weighted average exchange rate for the U.S. dollar as published by the Shanghai Foreign Exchange Adjustment Center. In Shenzhen, the purchase and sale prices for "B" shares are quoted in Hong Kong dollars. Dividends and other lawful revenue derived from "B" shares are calculated in renminbi but payable in Hong Kong dollars, the rate of exchange being the average rate published by the Shenzhen Foreign Exchange Adjustment Center. There are no foreign exchange restrictions on the repatriation of gains made on or income derived from "B" shares, subject to the repayment of taxes imposed by China thereon.
Since 1978, China has designated certain areas of the country where overseas investors can receive special investment incentives and tax concessions in order to attract foreign investment. There are five Special Economic Zones (Shenzhen, Shanton, and Zhuhai in Guangdong Province, Xiamen in Fujiam Province, and Hainan Island, which itself is a province). Fourteen coastal cities have been designated as "open cities" and certain Open Economic Zones have been established in coastal areas. Shanghai has established the Pudong New Area. Twenty seven High and New Technology Industrial Development Zones have been approved where preferential treatment is given to enterprises which are confirmed as technology intensive.
Economically and financially, China is categorized as an emerging nation, and thus presents the investor with many of the general risks that are typical of such markets. However, in the case of China, there are two main risk factors than eclipse all others: the political uncertainty surrounding the succession to Deng and the 1997 relinquishment of Hong Kong to China by Great Britain.
If economic growth and market liberalization have been the major positive results of Deng's tenure, the drawbacks include a significant potential for political instability. Deng's policies have had the effect of making the Communist Party, and indeed much of the government, obsolete, however, both the Party and the government remain firmly entrenched. There is little possibility of predicting what type of government will eventually stabilize itself in post-Deng China, but the possibilities range from old-line conservative to ambitiously pro-growth. Even if the latter type should prevail, there is no assurance that such a government would succeed in controlling growth or inflation even to the fairly crude degree that Deng's government has managed.
In the meantime, the economic weight of government entities is one of the significant factors driving inflation in China and acting to impede commerce and economic efficiency. The Party does not govern directly, but only by controlling access to official government positions and by monitoring government and private activities. Thus each governmental body has its own corresponding body within the Party, leading to a double bureaucracy which is both inefficient and highly prone to corruption.
While the fact of economic growth has been the result of planning, the nature, speed, and extent of that growth have not been tightly controlled or carefully planned. The combination of a burgeoning economy, a weakened central government, and a power vacuum left by the demise of Deng may prove volatile in the coming years, however bright China's long-term future may be. Nor does China have a unified legal system or a set of national laws governing business and securities trading practices on which to fall back. There is still no free press, no viable opposition party, and no right to freedom of expression. The massacre in Tienanmen Square in June of 1989 is only the most recent reminder of this.
Much speculation centers around what China will do when it comes back into possession of Hong Kong. Naturally, much of the answer will depend on who is in power in China at that time, which is unknown. However, tensions that have arisen between the current governor, Chris Patten, and the Chinese government have led to speculation that China may try to punish Hong Kong by sabotaging it economically, an option which is considered a real possibility even though it would not necessarily be to China's economic advantage to do so. The Hong Kong market's spectacular growth over the past decade has not come without much volatility, and there is no reason to doubt that volatility will continue to characterize the market, not only because of political uncertainties but because the market has traditionally been dominated by the actions of a few large trading blocs.
China is greatly dependent on foreign trade, particularly with Japan, the U.S., and Germany. If political events become severe in China, there is always the danger that the U.S. or other nations could alter their trade stance towards China, which could hurt its economy by reducing exports. However, China's exports continue to rise strongly while imports are also expected to rise and may outstrip exports in terms of growth rates.
The strength of the economy and the weakness of the government could lead to substantially higher inflation in coming years, which would erode investors' earnings through the mechanism of changing rates of currency exchange. Even under the most favorable circumstances, inflation is likely to remain very high by Western standards. At the other extreme, a tightening of government-imposed austerity measures could choke economic growth and serve to discourage foreign investment, which would likely result in lower prices for Class B shares.
A particularly significant factor within the region over the last 13 years has been the increasing influence which China has had in the determination of the economic development of certain countries. This influence has been principally in providing manufacturing facilities, in providing a market for goods and services, and in creating a demand for export outlets, both directly and indirectly, through Hong Kong.
The effect of China's economic development has been an increase in economic integration among the countries in the China region. The links between China and Hong Kong and China and other countries within the region, where there is a significant Chinese element of the population, have by now been strengthened to a degree which makes a reversal unlikely. Moreover, although these links have been developed to a stage where economic co-operation in trade operates smoothly, the full potential of the market, both in terms of domestic consumption and of export growth, has hardly begun to be realized.
EMERGING MARKETS: ASIA
MARKET CAPITALIZATION IN U.S. DOLLARS
JUNE 1995
                     Millions

   In    dia         147,210

I   nd    onesia     52,243

Kor   e    a         178,670

Ma   lay    sia      224,176

P   ak    istan      9,469

   Phi    lippines   55,038

S   ri     Lanka     2,259

   Taiwa    n        186,822

   Th    ailand      150,584

Source: IFC (International Finance Corporation   ,     Second Quarter 1995)
REAL GDP ANNUAL RATE OF GROWTH
(ANNUAL % CHANGE)
1994
C   hina              12.0   %

Ho   ng     Kong      5.7   %

I   n    dia          4.9   %

Ind   o    nesia      7.0   %

Ja   pa    n              n/a

   Kor    ea          8.3   %

Malay   sia           8.5   %

Ph   ilipp    ines    4.5   %

Sin   gapor    e      7.0   %

Taiw   an             6.2   %

Th   ai    land       8.5   %

Source:    World Economic Outlook, May 1995 (International Marketing Fund)
For national stock market index performance, please see the section on Performance beginning on page .
SPECIAL CONSIDERATIONS AFFECTING CANADA
   Canada occupies the northern part of North America and is the second-largest country in the world (3.97 million square miles in area) extending from the Atlantic Ocean to the Pacific. The companies in which the fund may invest may include those involved in the energy industry, industrial materials (chemicals, base metals, timber, and paper), and agricultural materials (grain cereals). The securities of companies in the energy industry are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Rapid price and supply fluctuations may be caused by events relating to international politics, energy conservation, and the success of exploration projects. Canada is one of the world's leading industrial countries, as well as a major exporter of agricultural products. Canada is rich in natural resources such as zinc, uranium, nickel, gold, silver, aluminum, iron, and copper. Forest covers over 44% of its land area, making Canada a leading world producer of newsprint. The economy of Canada is strongly influenced by the activities of companies and industries involved in the production and processing of natural resources. Canada is a major producer of hydroelectricity, oil, and gas. The business activities of companies in the energy field may include the production, generation, transmission, marketing, control, or measurement of energy or energy fuels. Economic prospects are changing due to recent government attempts to reduce restrictions against foreign investment.
Canadian securities are not considered by FMR to have the same level of risk as other nation's securities. Canadian and U.S. companies are generally subject to similar auditing and accounting procedures, and similar government supervision and regulation. Canadian markets are more liquid than many other foreign markets and share similar characteristics with U.S. markets. The political system is more stable than in some other foreign countries, and the Canadian dollar is generally less volatile relative to the U.S. dollars.
Many factors affect and could have an adverse impact on the financial condition of Canada, including social, environmental, and economic conditions; factors which are not within the control of Canada. In Canada, where recovery is not yet as firmly established as in the United States, interest rates have been coming down after a sharp rise associated with exchange market developments in the fall of 1992. In light of the cyclical situation, there should be room for a further easing of interest rates without jeopardizing the progress made toward price stability. Continued perseverance in reducing the structural budget deficit also is required. FMR is unable to predict what effect, if any, such factors would have on instruments held in the fund's portfolio.
The U.S. - Canada Free Trade Agreement which became effective in January 1989, will be phased in over a period of 10 years. This agreement will remove tariffs on U.S. technology and Canadian agricultural products in addition to removing trade barriers affecting other important sectors of each country's economy. Canada, the U.S. and Mexico have implemented the North American Free Trade Agreement which was entered into in 1994. This cooperation is expected to lead to increased trade and to reduce barriers. The majority of new equity issues or initial public offerings in Canada are through underwritten offerings. The fund may elect to participate in these issues.
SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICA
Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock, and agriculture. The region has a large population (over 300 million) representing a large domestic market. The region has been transitional over the last five years from the stagnant 1980s which were characterized by poor economic policies, higher international interest rates, and limited access to new foreign capital.
High inflation and low economic growth have given way to stable manageable inflation rates and higher economic growth. Changes in political leadership, the implementation of market-oriented economic policies, such as privatization, trade reform and monetary reform have been among the recent steps taken to modernize the Latin American economies and to regenerate growth in the region. Various trade agreements have also been formed within the region such as the Andean Pact, Mercosur and NAFTA. The largest of these is NAFTA, which was implemented on January 1, 1994.
Latin American equity markets can be extremely volatile and in the past have shown little correlation with the U.S. market. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.
Mexico's economy has been transformed significantly over the last 6-7 years. In the past few years the government has sold the telephone company, the major steel companies, the banks and many others. The major state ownership remaining is in the oil sector and the electricity sector. The U.S. is Mexico's major trading partner, accounting for two-thirds of its exports and imports. The government in consultation with international economic agencies, is implementing programs to stabilize the economy and foster growth. For example, Mexico, the U.S. and Canada implemented the North American Free Trade Agreement. This cooperation is expected to lead to increased trade and reduced barriers.
In the early 1980s Mexico experienced a foreign debt crisis. By 1987, foreign debt had reached prohibitive levels, accounting for 90 to 95 percent of GDP, thus draining Mexico of all its resources. By the end of 1994, a large current account deficit, fueled in part by expansionary policy, and the burden of its large national debt forced the Mexican government to devalue the peso, triggering a severe crisis of confidence. Both the crisis and the measures taken to stabilize the economy since, have led to severely reduced domestic demand, which has been only partially offset by positive trade-related activity.
Brazil entered the 1990s with declining real growth, runaway inflation,
   a    n unserviceable foreign debt of $122 billion, and a lack of policy direction. Over the past two years, Brazil was able to stabilize its domestic economy through a relentless process of balancing the government budget, the privatization of state enterprises, deregulation and reduction of red tape and introducing greater competition in the domestic business environment. Inflation has been reduced to about 3% a month from 50% a month since mid 1994. A major long-run strength is Brazil's natural resources. Iron ore, bauxite, tin, god, and forestry products make up some of Brazil's basic natural resource base, which includes some of the largest mineral reserves in the world. In terms of population, Brazil is the sixth-largest in the world with about 155 million people and represents a huge domestic market.
Chile, like Brazil, is endowed with considerable mineral resources, in particular copper. Economic reform has been ongoing in Chile for at least 15 years, but political democracy has only recently returned to Chile. Privatization of the public sector beginning in the early 1980s has bolstered the equity market. A well organized pension system has created a long-term domestic investor base.
Argentina is strong in wheat production and other foodstuffs and livestock ranching. A well-educated and skilled population boasts one of the highest literacy rates in the region. The country has been ravaged by decades of extremely high inflation and political instability. Thanks to structural reforms, the revitalized Argentine economy has been among the top three fastest growing economies in the world over the last three years. The newly created Argentine economic institutions have integrated the country with the rest of the world, leaving the state to concentrate on its essential functions. Privatization is ongoing and should reduce the amount of external debt outstanding. The markets for labor, capital and goods and services have been de-regulated. Nearly all non-tariff barriers and export taxes have been eliminated, the tariff structure simplified and tariffs sharply reduced.
Venezuela has substantial oil reserves. External debt is being renegotiated, and the government is implementing economic reform in order to reduce the size of the public sector. Internal gasoline prices, which are one-third those of international prices, are being increased in order to reduce subsidies. Plans for privatization and exchange and interest rate liberalization are examples of recently introduced reforms.
EMERGING MARKETS: LATIN AMERICA
MARKET CAPITALIZATION IN U.S. DOLLARS
JUNE 1995
                   Millions

Ar   gen    tina   33,498

Braz   il          149,110

Ch   i    le       83,453

   Colo    mbia    18,176

Me   xic    o      93,638

   Pe    ru        9,997

Ven   ezu    ela   4,936

Source: IFC (International Finance Corporation, Second Quarter 1995) REAL GDP ANNUAL RATE OF GROWTH (ANNUAL % CHANGE)
1994
Ar   gen    tina    7.1   %

B   ra    zil       5.7   %

Chi   le            4.2   %

Me   xic    o       3.5   %

Ven   ezuel    a    3.3   %

Source: World Economic Outlook, May 1995 (International Monetary Fund)
For national stock market index performance, please see the section on Performance beginning on page .
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. If FMR grants investment management authority to the
sub-advisers (see the section entitled "Management Contract   s    "), the
sub-advisers are authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and arrangements for payment of fund expenses. Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause each fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Brokerage Services (FBS), subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited, Inc. (FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS. Prior to September 4, 1992, FBSL operated under the name Fidelity Portfolio Services, Ltd. (FPSL) as a wholly owned subsidiary of Fidelity International Limited (FIL). Edward C. Johnson 3d is Chairman of FIL. Mr. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL.
FMR may allocate brokerage transactions to broker-dealers who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by each fund toward payment of the fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
Each fund's turnover rates for the fiscal years ended October 31, 1995 and 1994 are presented in the table below. The estimated portfolio turnover
rate for France    Fund    , Germany    Fund, Hong Kong and China Fund    ,
Japan Small Companies    Fund    , Nordic    Fund    , and United
Kingdom    Fund     is not expected to exceed 200%. Because a high turnover
rate increases transaction costs and may increase taxable gains, FMR carefully weighs the anticipated benefits of short-term investing against these consequences. An increased turnover rate is due to a greater volume of shareholder purchase orders, short-term interest rate volatility and other special market conditions.
TURNOVER RATES                                 1995           1994

Canada    Fund                                     75    %     59%

   Emerging Markets Fund                           78%            107%

Europe    Fund                                     38%         49   %

Europe Capital Appreciation Fund    Fund           176%        317   %    *

Japan     Fund                                     86%         153   %

   Latin America Fund                              57%            77%

Pacific Basin    Fund                              65%         88   %

Southeast Asia    Fund                             94%         157   %

* Annualized
   BROKERAGE COMMISSIONS. The table below lists the total brokerage commissions; and the dollar amount of commissions paid to FBS, FBSI and FBSL for the fiscal periods ended October 31, 1995, 1994, and 1993.


Fiscal
Period Ended
October 31      Total             To FBSI             To FBS   /FBSL


CANADA    FUND

1995                                      $    941,962                    $    120,137                 $    0

1994                                      $ 950,009                       $ 76,201                     $ 0

1993                                      $ 559,269                       $ 6,234                      $ 0

   EMERGING MARKETS FUND

   1995                                      $ 11,637,638                    $ 86,207                     $ 0

   1994                                      $ 20,130,994                    $ 52,584                     $ 0

   1993                                      $ 4,396,375                     $ 12,982                     $ 0

EUROPE    FUND

1995                                      $    1,033,151                  $    36                      $    3,490

1994                                      $ 856,517                       $ 182                        $ 0

1993                                      $ 1,377,988                     $ 0                          $ 0

EUROPE CAPITAL APPRECIATION    FUND

1995                                      $    2,336,212                  $    3,628                   $    70,372

19941                                     $ 3,052,874                     $ 7,959                      $ 0

JAPAN    FUND

1995                                      $    2,422,928                  $    0                       $    0

1994                                      $ 4,816,464                     $ 0                          $ 0

1993                                      $ 1,680,833                     $ 0                          $ 0

   LATIN AMERICA FUND

   1995                                      $ 2,102,089                     $ 53,346                     $ 0

   1994                                      $ 1,918,285                     $ 57,533                     $ 0

   19932                                     $ 902,099                       $ 15,080                     $ 0

PACIFIC BASIN    FUND

1995                                      $    2,937,153                  $    0                       $    0

1994                                      $ 3,629,075                     $ 0                          $ 0

1993                                      $ 3,067,285                     $ 0                          $ 0

SOUTHEAST ASIA    FUND

1995                                      $    6,876,440                  $    0                       $    0

1994                                      $ 13,659,606                    $ 0                          $ 0

19932                                     $ 2,709,357                     $ 0                          $ 0


_____
1 From December 21, 1993 (commencement of operations).
2 From April 19, 1993 (commencement of operations).
   The table below lists for fiscal 1995, the percentage of aggregate brokerage commissions paid to FBSI, FBS and FBSL and the percentage of the aggregate dollar amount of transactions for which each fund paid brokerage commissions to FBSI, FBS, and FBSL. The difference in the percentage of the brokerage commissions paid to and the percentage of the dollar amount of transactions effected through FBSI and FBSL is a result of the low commission rates charged by FBSI. The table also includes the amount of brokerage commissions paid to brokerage firms that provided research services; and the approximate amount of transactions effected through brokerage firms that provided research services.



                                                 % of           % of           Commissions            Transactions with
                     % of          % of          Transactions   Transactions   Paid To Firms          Brokerage Firms
   Fiscal            Commissions   Commissions   Effected       Effected       Providing              Providing
   Period Ended      Paid          Paid To       through        through        Research               Research Services
   October 31, 1995  to FBSI       FBS/FBSL      FBSI           FBS/FBSL       Services





   CANADA FUND                      2.76%      0%    22.38%      0%             $ 902,171             $ 402,801,995

   EMERGING MARKETS FUND             .74%      0%     3.70%      0%             $ 10,608,451          $ 2,011,767,472

   EUROPE FUND                         0%    .34%      .06%    .68%             $ 983,978             $ 328,129,069

   EUROPE CAPITAL APPRECIATION FUND  .16%   3.01%      .59%   3.64%             $ 2,229,603           $ 873,046,912

   JAPAN FUND                          0%      0%        0%      0%             $ 2,361,039           $ 597,261,674

   LATIN AMERICA FUND               2.54%      0%     8.10%      0%             $ 1,660,229           $ 486,620,306

   PACIFIC BASIN FUND                  0%      0%        0%      0%             $ 2,611,090           $ 522,401,734

   SOUTHEAST ASIA FUND                 0%      0%        0%      0%             $ 6,785,349           $ 1,268,560,255


   _____
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION OF PORTFOLIO SECURITIES
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the U.S. are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the U.S. are valued using the official closing price or the last sale price in the principal market where they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price is normally used. Short-term securities are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. Convertible securities and fixed-income securities are valued primarily by a pricing service that uses a vendor security valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. This two-fold approach is believed to more accurately reflect fair value because it takes into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted, exchange, or over-the counter prices. Use of pricing services has been approved by the Board of Trustees. Securities and other assets for which there is no readily available market are valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded on an exchange) would more accurately reflect the fair market value of such securities.
Generally, the valuation of foreign and domestic equity securities, as well as corporate bonds, U.S. government securities, money market instruments, and repurchase agreements, is substantially completed each day at the close of the NYSE. The values of any such securities held by a fund are determined as of such time for the purpose of computing the fund's net asset value. Foreign security prices are furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currency into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of net asset value. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then the security will be valued as determined in good faith by a committee appointed by the Board of Trustees.
PERFORMANCE
The funds may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each fund's share price, yield, and total return fluctuate in response to market conditions and other factors, and the value of fund shares when redeemed may be more or less than their original cost.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's net asset value (NAV) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual total returns covering periods of less than one year are calculated by determining a fund's total return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, a fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking each fund's 3% maximum sales charge into account and may or may not include the
effect of    Canada Fund's, Emerging Markets Fund's,     Europe
Fund's    , Europe Capital Appreciation    Fund's    ,    Pacific Basin
Fund's, Japan Fund's     1.00% redemption fee or France    Fund's    ,
Germany    Fund's, Hong Kong and China Fund's    , Japan Small Companies
Fund's    ,    Latin America Fund's,     Nordic    Fund's    ,    Southeast
Asia Fund's,     and United Kingdom    Fund    's 1.50% redemption fee on
shares held less than 90 days. (As of    February     1, 1996, Japan
Fund    's and Canada    Fund    's redemption fee will increase to
1.5   0    %.) Excluding a fund's sales charge or redemption fee from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using a fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.
MOVING AVERAGES. A fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average. On October 27, 1995, the 13-week and 39-week long-term moving averages for the funds are outlined in the chart below.
            13 Week Long-Term         39 Week Long-Term
Fund Name   Moving Average            Moving Average


Canada    Fund 18.15 17.28
Emerging Markets Fund 15.99 15.25
Europe Fund 23.25 21.88
Europe Capital Appreciation    Fund 12.33 11.83
Japan    Fund 12.27 12.12
Latin America Fund 10.69 10.05
Pacific Basin    Fund 15.47 15.18
Southeast Asia    Fund 14.02 13.51
HISTORICAL FUND RESULTS. The following table shows the funds' total returns
for the periods ended October 31, 199   5    . Total return figures include
the effect of the funds' sales charges. Total returns do not include the effect of paying a fund's $25 exchange fee, which was in effect from December 1, 1987 through October 23, 1989, or other charges for special
transactions or services, such as    Canada Fund's, Europe Fund's, Europe
Capital Appreciation Fund's, Japan Fund's, and Pacific Basin Fund's 1.00%
redemption fee or     Emerging Market    Fund    's, Latin America
Fund    's,    and     Southeast Asia    Fund    's redemption fee of 1.5%
for shares held less then 90 days. Total returns may be quoted on a before-tax or after-tax basis.
Average Annual Total Returns*   *       Cumulative Total Returns*   *

One    Five    Life of   One    Five    Life of
Year   Years   Fund      Year   Years   Fund




Canada    Fund (11/17/87)*                        (0.85)%   7.42%    9.59%     (0.85)%           43.02    %   10   7.40    %

   Emerging Markets Fund (11/1/90)*              (23.53)%   n/a      9.11%     (23.53)%          n/a             54.69%

Europe    Fund (10/1/86)*                         9.37%     9.03%    11.07%    9.37%             54.11    %      159.64    %

Europe Capital Appreciation    Fund (12/21/93)*   3.24%     n/a      8.88%     3.24%             n/a          1   7.18    %

Japan    Fund (9/15/92)*                          (15.57)%  n/a      7.25%     (15.57)%          n/a             24.50    %

   Latin America Fund (4/19/93)*                  (41.66)%  n/a      (1.92)%   (41.66)%          n/a             (4.79)%

Pacific Basin    Fund (10/1/86)*                  (18.39)%  5.76%    6.74%     (18.39)%       3   2.32    %      80.88    %

Southeast Asia    Fund (4/19/93)*                 (7.85)%   n/a      12.65%    (7.85)%           n/a             35.27    %


   * Commencement of Operations
*   *     Load Adjusted
The following tables show the income and capital elements of each fund's total return from the date it commenced operations through October 31, 1995. The funds may compare their total returns to the record of the following Morgan Stanley Capital International indices: the World Index; EAFE Index; the Europe Index; the Pacific Index; the Combined Far East ex-Japan Free Index; and the Latin America Free Index. The EAFE Index combines the Europe and Pacific indices. The addition of Canada, the U.S., and South African Gold Mines to the EAFE index compiles the World Index which includes over 1400 companies. The Europe Index and Pacific Index are subsets of the Morgan Stanley Capital International World Index, which is also published by Morgan Stanley Capital International, S.A. The Europe and Pacific Indices are weighted by the market value of each country's stock exchange(s). The companies included in the indices change only in the event of mergers, takeovers, failures and the like, and minor adjustments may be made when Morgan Stanley Capital International, S.A. reviews the companies covered as to suitability every three or four years.

Fund                           Comparative Index                              Description of Index

   Canada Fund                    Toronto Stock Exchange 300                     An unmanaged index of over 300 companies
                                  Composite Index (TSE 300 Index).               in Canada published by the Toronto Stock
                                                                                 Exchange.

Emerging Markets    Fund       Morgan Stanley Capital International           An unmanaged index    over 560     foreign
                               E   merging Markets Free Index.                common stocks   .

Europe    Fund    , Europe     Morgan Stanley Capital International           An unmanaged index of more than    6    00
Capital Appreciation           Europe Index (Europe Index)   .                companies throughout Europe   .
   Fund

Japan    Fund                  Tokyo    Stock Exchange     Price Index        Includes over 1,200 companies representing
                               (TOPIX)   .                                    over 90% of the total market capitalization in
                                                                              Japan   .

   Latin America Fund             Morgan Stanley Latin America Free              Includes performance of over 130 companies
                                  Index.                                         in over 7 countries.

   Pacific Basin Fund             Morgan Stanley Capital International           An unmanaged index of more than 400
                                  Pacific Index (Pacific Index).                 companies from Australia, Hong Kong,
                                                                                 Japan, Singapore, and Malaysia.

Southeast Asia    Fund         Morgan Stanley Capital International           Includes performance of over    380     companies
                               Combined Far East Ex-Japan Index   .           in over 8 countries   .


Each table compares the funds' returns to the record of the Standard & Poor's Composite Index of 500 Stocks (S&P 500), the Dow Jones Industrial Average (DJIA), a foreign stock market index as described above, and the cost of living (measured by the Consumer Price Index, or CPI) over the same period. The CPI information is as of the month end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each fund's total return compared to the record of a broad range of U.S. common stocks and a narrower set of stocks of major U.S. industrial companies, respectively, over the same period. The funds have the ability to invest in securities not included in the indices, and their investment portfolios may or may not be similar in composition to the
indices. The EAFE Index, Europe Index,    Latin America Index,     Pacific
Index, Combined Far East Free Ex-Japan Index, TSE 300 Index, TOPIX Index, S&P 500, and DJIA are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, their returns do not include the effect of paying brokerage commissions and other costs of investing.
CANADA FUND: During the period from November 17, 1987 (commencement of operations) to October 31, 1995, a hypothetical $10,000 investment in
Fidelity Canada Fund would have grown to $   20,740     after deducting the
fund's 3% sales charge and assuming all distributions were reinvested. This
was a period of fluctuating stock prices and    the figures below
should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today.
FIDELITY CANADA FUND   INDICES


             Value of     Value of        Value of

             Initial      Reinvested      Reinvested

Year Ended   $10,000      Dividend        Capital Gain    Total   TSE 300

October 31   Investment   Distributions   Distributions   Value   Index     S&P 500   DJIA   CPI   **





1995    $    17,024   $ 301   $ 3,415   $ 20,740       $    19,040       $    30,309       $    31,485       $    13,319

1994     16,665         282     3,343     20,290            17,783            23,971            25,235            12,955

1993     17,285         292     3,421     20,998            17,655            23,079            23,129            12,626

1992     13,803    21   1       2,731     16,745            14,331            20,078            19,693            12,288

1991     15,792    24   0       1,991     18,023            16,117            18,257            18,192            11,906

1990     13,163    13   7         766     14,066            13,074            13,674            13,986            11,568

1989     14,987         146       183     15,316            15,950            14,782            14,573            10,884

1988*    12,358           0         0     12,358            12,753            11,694            11,408            10,416


* From November 17, 1987 (commencement of operations).
   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 made on November 17, 1987, assuming the 3% load had been in effect, the net amount invested
in fund shares was $   9,700    . The cost of the initial investment
($10,000), together with the aggregate cost of reinvested dividend and capital gain distributions for the period covered (their cash value at the
time they were reinvested), amounted to $   12,990    . If distributions
had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would
have amounted to $   213     for dividends and $   2,561     for capital
gains distributions. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the
above figures.    The figures shown do not reflect the fund's 1.0%
redemption fee or shares held less than 90 days.
EMERGING MARKETS FUND: During the period from November 1, 1990 (commencement of operations) to October 31, 1995, a hypothetical $10,000 investment in the Fidelity Emerging Markets Fund would have grown to $15,469 after deducting the fund's 3% sales charge and assuming all dividends were reinvested. This was a period of fluctuating stock prices and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today.
FIDELITY EMERGING MARKETS FUND          INDICES





                Value of     Value of        Value of                Emerging

                Initial      Reinvested      Reinvested              Market

   Year Ended   $10,000      Dividend        Capital Gain    Total   Free

   October 31   Investment   Distributions   Distributions   Value   Index             S&P 500          DJIA          CPI**





   1995    $ 14,686   $ 367   $ 416          $ 15,469          $ 26,190          $ 22,165          $ 22,512          $ 11,513

   1994     18,673     422     529            19,624            32,505            17,530            18,044            11,199

   1993     15,695     307     444            16,446            25,128            16,878            16,538            10,914

   1992     10,719     127     149            10,995            17,333            14,683            14,081            10,622

   1991*    10,088     40      0              10,128            14,439            13,351            13,008            10,292


   * From November 1, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 made on November 1, 1990 assuming the 3% load had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $10,574. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $281 for dividends and $281 for capital gain distributions. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the above figures. The figures shown above do not reflect the fund's 1.5% redemption fee applicable to shares held less than 90 days.
EUROPE FUND: During the period from October 1, 1986 (commencement of operations) to October 31, 1995, a hypothetical $10,000 investment in
Fidelity Europe Fund would have grown to $   25,964     after deducting
the    fund's     3% sales charge and assuming that all distributions were
reinvested. This was a period of fluctuating stock prices and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today.
FIDELITY EUROPE FUND   INDICES


             Value of     Value of        Value of

             Initial      Reinvested      Reinvested

Year Ended   $10,000      Dividend        Capital Gain    Total   Europe   S&P

October 31   Investment   Distributions   Distributions   Value   Index    500    DJIA   CPI   **





 1995    $    22,805   $ 3,016   $ 143   $ 25,964       $    26,894       $     33,489       $     35,950       $     13,947

 1994     20,545         2,482       0         23,027            23,756            26,486             28,814             13,566

 1993     17,877         2,075       0         19,952            21,355            25,500             26,409             13,221

 1992     14,666         1,392       0         16,058            16,994            22,184             22,486             12,868

 1991     15,452         915         0         16,367            17,319            20,172             20,772             12,468

 1990     15,792         551         0         16,343            16,194            15,109             15,969             12,114

 1989     14,589         336         0         14,925            14,339            16,332             16,640             11,397

 1988     12,571         11          0         12,582            12,819            12,921             13,026             10,907

 1987     11,727         11          0         11,738            11,136            11,255             11,659             10,463

 1986*    9,690          0           0          9,690            10,061            10,577             10,655             10,009


* From October 1, 1986 (commencement of operations).
   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 made on October 1, 1986, assuming the 3% load had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested), amounted to $   12,107    . If distributions had not been
reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have
amounted to $   1,882     for dividends    and $107 for capital gains
distributions    . Tax consequences of different investments (with the
exception of foreign tax withholding   s    ) have not been factored into
the above figures.    The figures shown do not reflect the fund's 1.0%
redemption fee or shares held less than 90 days.
EUROPE CAPITAL APPRECIATION FUND: During the period from December 21, 1993 (commencement of operations) to October 31, 1995, a hypothetical $10,000 investment in Fidelity Europe Capital Appreciation Fund would have grown to
$   11,718 after deducting the fund's 3% sales charge and     assuming that
all distributions were reinvested. This was a period of fluctuating stock prices and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today.
FIDELITY EUROPE CAPITAL APPRECIATION FUND   INDICES


             Value of     Value of        Value of

             Initial      Reinvested      Reinvested

Year Ended   $10,000      Dividend        Capital Gain    Total   Europe

October 31   Investment   Distributions   Distributions   Value   Index    S&P 500   DJIA   CPI   **





 1995    $    11,718         $ 0   $ 0   $ 11,718         $ 12,131       $    13,127       $    13,294       $    10,542

 1994*       11,010            0     0     11,010           10,716            10,382            10,655            10,254


* From December 21, 1993 (commencement of operations).
   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 made on December
21, 1993   , assuming the 3% load had been in effect,     the net amount
invested in fund shares was $   9,700    . The cost of the initial
investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash
value at the time they were reinvested), amounted to $   10,000    . The
fund did not distribute any distributions or capital gains during the period. Tax consequences of different investments (with the exception of
foreign tax withholding   s    ) have not been factored into the above
figures.    The figures shown do not reflect the fund's 1.0% redemption fee applicable to shares held less than 90 days.
JAPAN FUND: During the period from September 15, 1992 (commencement of operations) to October 31, 1995, a hypothetical $10,000 investment in Fidelity Japan Fund would have grown to $12,835 after deducting the fund's 3% sales charge and assuming all distributions were reinvested. This was a period of fluctuating stock prices and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today.
FIDELITY JAPAN FUND          INDICES




                Value of     Value of        Value of

                Initial      Reinvested      Reinvested

   Year Ended   $10,000      Dividend        Capital Gain    Total   TOPIX

   October 31   Investment   Distributions   Distributions   Value   Index          S&P 500          DJIA          CPI**





   1995    $ 11,718   $ 0   $ 732          $ 12,450          $ 12,716          $ 14,904          $ 15,336          $ 10,878

   1994     13,842     0     461            14,303            14,931            11,787            12,292            10,580

   1993     12,950     0     0              12,950            13,631            11,349            11,266            10,311

   1992*    9,545      0     0              9,545             9,332             9,873             9,593             10,035


   * From September 15, 1992 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 made on September 15, 1992, assuming the 3% load had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,739. If distributions had not been reinvested the amount of distributions earned by the fund over time would have been smaller and cash payments for the period would have amounted to $728 for capital gain distributions. The fund did not pay any dividends. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the above figures. The figures shown above do not reflect the fund's 1.00% redemption fee applicable to shares held less than 90 days.
LATIN AMERICA FUND: During the period from April 19, 1993 (commencement of operations) to October 31, 1995, a hypothetical $10,000 investment in
Fidelity Latin America Fund would have grown to $   9,521     after
deducting the fund's 3% sales charge and assuming all distributions were reinvested. This was a period of fluctuating stock prices and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today.
FIDELITY LATIN AMERICA FUND   INDICES


             Value of     Value of        Value of

             Initial      Reinvested      Reinvested              Latin

Year Ended   $10,000      Dividend        Capital Gain    Total   America

October 31   Investment   Distributions   Distributions   Value   Free Index   S&P 500   DJIA   CPI   **





1995    $    9,458   $ 31   $ 32       $    9,521       $    12,365       $    13,891       $    14,622       $    10,674

1994     15,724        53     53            15,830           18,006            10,986            11,719            10,382

1993*    12,882        0      0             12,882           12,314            10,577            10,741            10,118


* From April 19, 1993 (commencement of operations) through October 31,
1993.
   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 made on April 19,
1993,    assuming the 3% load had been in effect,     the net amount
invested in fund shares was $9,700. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested), amounted to $   10,097    . If distributions
had not been reinvested, the amount of distributions earned from the fund over time would have been smaller and cash payments for the period would
have amounted to $   49     for dividends and $   49     for capital gain
distributions. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the above figures. The figures shown above do not reflect the fund's 1.5% redemption fee applicable to shares held less than 90 days.
   PACIFIC BASIN FUND: During the period from October 1, 1986 (commencement of operations) to October 31, 1995, a hypothetical $10,000 investment in Fidelity Pacific Basin Fund would have grown to $18,088 after deducting the fund's 3% sales charge and assuming all distributions were reinvested. This was a period of widely fluctuating stock prices and should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today.
FIDELITY PACIFIC BASIN FUND          INDICES




                Value of     Value of        Value of

                Initial      Reinvested      Reinvested

   Year Ended   $10,000      Dividend        Capital Gain    Total   Pacific

   October 31   Investment   Distributions   Distributions   Value   Index            S&P 500          DJIA          CPI**





   1995    $ 14,434   $ 756   $ 2,898   $ 18,088          $ 16,609          $ 33,489          $ 35,950          $ 13,947

   1994     19,361     988     1,151     21,500            18,707            26,486            28,814            13,566

   1993     16,956     723     716       18,395            17,154            25,500            26,409            13,221

   1992     11,640     377     491       12,508            11,532            22,184            22,486            12,868

   1991     12,756     413     538       13,707            14,760            20,172            20,772            12,468

   1990     12,503     229     528       13,260            13,796            15,109            15,969            12,114

   1989     15,307     270     21        15,598            18,594            16,332            16,640            11,397

   1988     13,570     155     0         13,725            17,470            12,921            13,026            10,907

   1987     12,047     11      0         12,058            13,346            11,255            11,659            10,463

   1986*    9,603      0       0         9,603             8,862             10,577            10,655            10,009


   * From October 1, 1986 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 made on October 1, 1986, assuming the 3% load had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,784. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and the cash payments for the period would have amounted to $650 for dividend and $2,852 for capital gain distributions. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the above figures. The figures shown do not reflect the fund's 1.0% redemption fee or shares held less than 90 days.
SOUTHEAST ASIA FUND: During the period from April 19, 1993 (commencement of operations) to October 31, 1995, a hypothetical $10,000 investment in
Fidelity Southeast Asia Fund would have grown to $   13,527     after
deducting the fund's 3% sales charge and assuming all distributions were reinvested. This was a period of fluctuating stock prices and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today.
FIDELITY SOUTHEAST ASIA FUND   INDICES


             Value of     Value of         Value of               Combined

             Initial      Reinvested      Reinvested              Far East

Year Ended   $10,000      Dividend        Capital Gain    Total   Ex-Japan

October 31   Investment   Distributions   Distributions   Value   Free Index   S&P 500   DJIA   CPI   **





1995    $    13,464   $ 63   $ 0       $    13,527       $    15,202       $    13,891       $    14,622       $    10,674

1994     14,172         67     0         14,239            16,441            10,986            11,719            10,382

1993*    12,843         0      0         12,843            14,239            10,577            10,741            10,118


* From April 19, 1993 (commencement of operations) through October 31,
1993.
   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 made on April 19,
1993,    assuming the 3% load had been in effect,     the net amount
invested in fund shares was $9,700. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to    $10,068    . If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller and cash payments for the period would have
amounted to $   68     for dividends. The fund did not distribute any
capital gains during the period. Tax consequences of different investments with the exception of foreign withholding tax have not been factored into the above figures. The figures shown above do not reflect the fund's 1.5% redemption fee applicable to shares held less than 90 days.
MARKET CAPITALIZATION AND NATIONAL
STOCK MARKET RETURN
The following tables show the total market capitalization of certain
countries according to    the International Finance Corporation as of June
30, 1995     and the performance of national stock markets as measured in
U.S. dollars by the Morgan Stanley Capital International stock market
indices    for the 1, 5 and ten year periods ending October 31, 1995    .
Of course, these results are not indicative of future stock market performance or the funds' performance. Market conditions during the periods measured fluctuated widely. Brokerage commissions and other fees are not factored into the values of the indices.
MARKET CAPITALIZATION. Companies outside the U.S. now make up nearly two-thirds of the world's stock market capitalization. According to Morgan Stanley Capital International, the size of the markets as measured in U.S.
dollars grew from $2,011 billion in    1982 to $8,512 billion in 1995.
TOTAL MARKET CAPITALIZATION

   Australia          $ 183.9          Japan                       $ 1,935.2

   Austria             17              Netherlands                  23.7

   Belgium             56.3            Norway                       186.7

   Canada              191.7           Singapore/Malaysia           73.2

   Denmark             49.6            Spain                        91.5

   France              319.9           Sweden                       101.2

   Germany             333.7           Switzerland                  296.7

   Hong Kong           137.5           United Kingdom               836.4

   Italy               112.4           United States                3,541.4


   The following table measures the total market capitalization of Latin American countries according to the International Finance Corporation Emerging Markets database. The value of the markets is measured in billions of U.S. dollars as of October 31, 1995.
TOTAL MARKET CAPITALIZATION - LATIN AMERICA
Argentina          $ 20.9

   Brazil              78.6

   Chile               36.4

   Colombia            5.4

   Mexico              52.9

   Venezuela           3.9



NATIONAL STOCK MARKET    INDEX     PERFORMANCE. Certain national stock
markets have outperformed the U.S. stock market. The        table below
represents the performance of national stock market    indices     as
measured in U.S. dollars by the Morgan Stanley Capital International stock
market indices for    the 1, 5, and ten year periods ending July     31,
1995.    The     table measures total return based on the period's change
in price, dividends paid on stocks in the index, and the effect of reinvesting dividends net of any applicable foreign taxes. These are unmanaged indices composed of a sampling of selected companies representing an approximation of the market structure of the designated country.
   NATIONAL STOCK MARKET INDEX PERFORMANCE

<caption?
                        1 year %          5 years %          10 years %

   Argentina               -21.45%           24.15%             N/A

   Australia               9.46%             9.95%              15.02%

   Austria                 5.11%             -6.02%             16.23%

   Belgium                 19.84%            10.55%             25.24%

   Brazil                  -1.23%            25.93%             N/A

   Canada                  17.95%            4.44%              8.16%

   Chile                   31.09%            38.64%             N/A

   Columbia                -26.76%           N/A                N/A

   Denmark                 12.44%            3.83%              15.28%

   Finland                 67.32%            16.67%             N/A

   France                  9.99%             6.55%              19.88%

   Germany                 20.85%            5.54%              16.60%

   Greece                  27.89%            -12.28%            N/A

   Hong Kong               0.02%             24.95%             23.78%

   India                   -22.13%           N/A                N/A

   Indonesia               5.86%             -8.32%             N/A

   Ireland                 24.34%            6.15%              N/A

   Israel                  11.40%            N/A                N/A

   Italy                   -5.58%            -2.29%             12.47%

   Japan                   -3.93%            2.37%              15.22%

   Jordan                  -1.30%            10.05%             N/A

   Korea                   9.50%             6.11%              N/A

   Malaysia                8.73%             13.61%             N/A

   Mexico                  -46.17%           12.55%             N/A

   Netherlands             29.07%            16.68%             21.24%

   New Zealand             28.09%            12.50%             N/A

   Norway                  18.08%            -0.00%             14.36%

   Pakistan                -24.91%           N/A                N/A

   Peru                    56.60%            N/A                N/A

   Philippines             1.81%             27.18%             N/A

   Portugal                11.41%            -4.78%             N/A

   Singapore               12.07%            14.00%             17.41%

   Spain                   13.03%            2.68%              19.87%

   Sri Lanka               -26.38%           N/A                N/A

   Sweden                  30.92%            6.70%              22.75%

   Switzerland             30.77%            16.64%             19.81%

   Taiwan                  -21.09%           0.78%              N/A

   Thailand                0.02%             9.47%              N/A

   Turkey                  57.48%            -11.41%            N/A

   United Kingdom          19.43%            9.31%              16.35%

   USA                     27.32%            13.32%             15.03%

   Venezuela               -13.61%           N/A                N/A

PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders. A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY. A fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.
MOMENTUM INDICATORS indicate a fund's price movements over specific periods of time. Each point on the momentum indicator represents the fund's percentage change in price movements over that period.
A fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of October 31, 1995, FMR advised over $   26.5     billion in tax-free
fund assets, $   80     billion in money market fund assets, $   224
billion in equity fund assets, $   51     billion in international fund
assets, and $   23     billion in Spartan fund assets. The funds may
reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (the 1940
Act), FDC exercises its right to waive each fund's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with the fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive each fund's sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased in connection with an employee benefit plan (including the Fidelity-sponsored 403(b) and corporate IRA programs but otherwise as defined in the Employee Retirement Income Security Act) maintained by a U.S. employer and having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a U.S. employer that is a member of a parent-subsidiary group of corporations (within the meaning of Section 1563(a)(1) of the Internal Revenue Code, with "50%" substituted for "80%") any member of which maintains an employee benefit plan having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a non-U.S. employer having 200 or more eligible employees, or a minimum of $3,000,000 in assets invested in Fidelity mutual funds, the assets of which are held in a bona fide trust for the exclusive benefit of employees participating therein;
2. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in the Employee Retirement Income Security Act), which, in the aggregate, have either more than 200 eligible employees or a minimum of $3,000,000 in assets invested in Fidelity funds;
3. to shares in a Fidelity IRA account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan provided that: (i) at the time of the distribution, the employer, or an
affiliate (as described in exemption    1     above) of such employer,
maintained at least one employee benefit plan that qualified for exemption
   1     and that had at least some portion of its assets invested in one or more mutual funds advised by FMR, or in one or more accounts or pools advised by Fidelity Management Trust Company; and (ii) the distribution is transferred from the plan to a Fidelity Rollover IRA account within 60 days from the date of the distribution;
4. to shares purchased by a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
5. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined by Section 501(c)(3) of the Internal Revenue Code);
6. to shares purchased by an investor participating in the Fidelity Trust Portfolios program (these investors must make initial investments of $100,000 or more in the Trust Portfolios funds and must, during the initial six-month period, reach and maintain an aggregate balance of at least $500,000 in all accounts and subaccounts purchased through the Trust Portfolios program);
7.  to shares purchased through Portfolio Advisory Services    or Fidelity
Charitable Advisory Services.
8. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or its direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
9. to shares purchased by a bank trust officer, registered representative, or other employee of a qualified recipient. Qualified recipients are securities dealers or other entities, including banks and other financial institutions, who have sold the fund's shares under special arrangements in connection with FDC's sales activities;
10. to shares purchased by contributions and exchanges to the following prototype or prototype-like retirement plans sponsored by FMR Corp. or FMR and that are marketed and distributed directly to plan sponsors or participants without any intervention or assistance from any intermediary distribution channel: The Fidelity IRA, the Fidelity Rollover IRA, The Fidelity SEP-IRA and SARSEP, The Fidelity Retirement Plan, Fidelity Defined Benefit Plan, The Fidelity Group IRA, The Fidelity 403(b) Program, The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers, and The CORPORATEplan for Retirement (Profit Sharing and Money Purchase Plan);
11. to shares purchased as part of a pension or profit-sharing plan as defined in Section 401(a) of the Internal Revenue Code that maintains all of its mutual fund assets in Fidelity mutual funds, provided the plan executes a Fidelity non-prototype sales charge waiver request form confirming its qualification;
12. to shares purchased by a registered investment adviser (RIA) for his or her discretionary accounts, provided he or she executes a Fidelity RIA load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares purchased directly from Fidelity, without a broker, unless purchased through a brokerage firm which is a correspondent of National Financial Services Corporation (NFSC). The waiver is unavailable, however, if the RIA is part of an organization principally engaged in the brokerage business, unless the brokerage firm in the organization is an NFSC correspondent; or
13. to shares purchased by a trust institution or bank trust department for its non-discretionary, non-retirement fiduciary accounts, provided it executes a Fidelity Trust load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares purchased either directly from Fidelity or through a bank-affiliated broker, and is unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.
Each fund's sales charge may be reduced to reflect sales charges previously paid, or that would have been paid absent a reduction for some purchases made directly with Fidelity as noted in the prospectus, in connection with investments in other Fidelity funds. This includes reductions for investments in prototype-like retirement plans sponsored by FMR or FMR Corp., which are listed above.
On December 30, 1990, Europe, Pacific Basin, and Canada changed their sales charge policy from a 2% sales charge upon purchase and 1% deferred sales charge upon redemption, to a 3% sales charge upon purchase. If your shares were purchased prior to that date and you do not qualify for a front-end sales charge reduction under applicable conditions noted above, then, when you redeem those shares, a deferred sales charge amounting to 1% of the net asset value of shares redeemed will be withheld from your redemption proceeds and paid to FDC.
Each fund is open for business and its net asset value per share (NAV) is calculated each day the New York Stock Exchange (NYSE) is open for trading. The NYSE has designated the following holiday closings for 1996: New Year's Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. In addition, the funds will not process wire purchases and redemptions on days when the Federal Reserve Wire System is closed.
FSC normally determines each fund's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the Investment Company Act of 1940 (the 1940
Act), each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the Prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. Because each fund invests significantly in foreign securities, corporate shareholders should not expect fund dividends to qualify for the dividends-received deduction. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. Each fund will notify corporate shareholders annually of the percentage of fund dividends that qualify for the dividends-received deduction. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income, and therefore will increase (decrease) dividend distributions. Each fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions for the prior year.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by each fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains.
   As of     October 31   , 1995, Europe Fund hereby designates $10,366,000
as a capital gain dividend for the purpose of the dividend-paid deduction.
As of October 31, 1995,    Canada F    und had a capital loss carryforward
aggregating approximately $   10,603,000    . This loss carryforward, of
which $   5,787,000,     and $   4,816,000     will expire on October 31,
   2002    , and    2003    , respectively, is available to offset future
capital gains.
   As of October 31, 1995, Emerging Markets Fund had a capital loss carryforward aggregating approximately $11,421,000. This loss carryforward, all of which will expire on October 31, 2003, is available to offset future capital gains.
As of     October 31   , 1995, Europe Capital Appreciation Fund had a
capital loss carryforward aggregating approximately $1,744,000. This loss
carryforward, all of which will expire on     October 31   , 2003, is
available to offset future capital gains.
As of     October 31   , 1995, Japan Fund had a capital loss carryforward
aggregating approximately $34,385,000. This loss carryforward, all of which
will expire on     October 31   , 2003, is available to offset future
capital gains.
As of     October 31   , 1995, Latin America Fund had a capital loss
carryforward aggregating approximately $147,415,000. This loss
carryforward, all of which will expire on     October 31   , 2003, is
available to offset future capital gains.
As of     October 31   , 1995, Pacific Basin Fund had a capital loss
carryforward aggregating approximately $10,407,000 This loss carryforward,
all of which will expire on     October 31   , 2003, is available to offset
future capital gains.
As of     October 31   , 1995, Southeast Asia Fund had a capital loss
carryforward aggregating approximately $28,533,000. This loss carryforward,
all of which will expire on     October 31   , 2003, is available to offset
future capital gains.
FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis. Each fund intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of the fund's gross income for each fiscal year. Gains from some forward currency contracts, futures contracts, and options are included in this 30% calculation, which may limit a fund's investments in such instruments.
If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on a fund with respect to deferred taxes arising from such distributions or gains. Generally, each fund will elect to mark-to-market any PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.
Each fund is treated as a separate entity from the other funds of Fidelity Investment Trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation. FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 (1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by three of its divisions as follows: FSC, which is the transfer and shareholder servicing agent for certain of the funds advised by FMR; Fidelity Investments Institutional Operations Company, which performs shareholder servicing functions for institutional customers and funds sold through intermediaries; and Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
   The Trustees and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (65), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (54), Trustee and Senior Vice President, is President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. RALPH F. COX (63), Trustee (1991), is a consultant to Western Mining Corporation (1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production, 1990). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993) and CH2M Hill Companies (engineering). In addition, he served on the Board of Directors of the Norton Company (manufacturer of industrial devices, 1983-1990) and continues to serve on the Board of Directors of the Texas State Chamber of Commerce, and is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (63), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores, 1990), and she previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration. RICHARD J. FLYNN (71), Trustee, is a financial consultant. Prior to September 1986, Mr. Flynn was Vice Chairman and a Director of the Norton Company (manufacturer of industrial devices). He is currently a Trustee of College of the Holy Cross and Old Sturbridge Village, Inc, and he previously served as a Director of Mechanics Bank (1971-1995).
E. BRADLEY JONES (67), Trustee (1990). Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products, 1990), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc.(1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (62), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Vice Chairman of the Board of Trustees of the Greenwich Hospital Association, and as a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995).
*PETER S. LYNCH (52), Trustee (1990) is Vice Chairman and Director of FMR
(1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston (1990).
GERALD C. McDONOUGH (66), Trustee, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of ACME-Cleveland Corp. (metal working, telecommunications and electronic products), Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (water treatment equipment, 1992), and Associated Estates Realty Corporation (a real estate investment trust, 1993).
EDWARD H. MALONE (70), Trustee. Prior to his retirement in 1985, Mr. Malone was Chairman, General Electric Investment Corporation and a Vice President of General Electric Company. He is a Director of Allegheny Power Systems, Inc. (electric utility), General Re Corporation (reinsurance) and Mattel Inc. (toy manufacturer). In addition, he serves as a Trustee of Corporate Property Investors, the EPS Foundation at Trinity College, the Naples Philharmonic Center for the Arts, and Rensselaer Polytechnic Institute, and he is a member of the Advisory Boards of Butler Capital Corporation Funds and Warburg, Pincus Partnership Funds.
MARVIN L. MANN (62), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet (1990).
THOMAS R. WILLIAMS (67), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
WILLIAM J. HAYES (61), Vice President (1994), is Vice President of Fidelity's equity funds; Senior Vice President of FMR; and Managing Director of FMR Corp.
ROBERT H. MORRISON (55), Manager of Security Transactions of Fidelity's equity funds, is Vice President of FMR.]
RICHARD HAZLEWOOD (35), Vice President, Emerging Markets Fund (1993) is an employee of FMR.
GEORGE DOMOLKY (64), Vice President, Canada Fund (1989), is a vice president of FMR.
SIMON FRASER (36), Vice President, Pacific Basin Fund (1993), is an employee of FMR.
PATRICIA SATTERTHWAITE (36), Vice President, Latin America Fund (1993), is a vice president of FMR.
SALLY WALDEN (36), Vice President, Europe Fund (1992), is an employee of
FMR.
ARTHUR S. LORING (48), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (48), Treasurer (1995), is Treasurer of the Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995).
JOHN H. COSTELLO (49), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (49), Assistant Treasurer (1994), is an employee of FMR
(1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994); Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993); and Vice President, Assistant Controller, and Director of the Accounting Department
- First Boston Corp. (1986-1990).
The following table sets forth information describing the compensation of each current trustee of each fund for his or her services as trustee for the fiscal year ended October 31, 1995.
COMPENSATION TABLE

      Aggregate Compensation





J. Gary    Ralph   Phyllis  Richard   Edward C.    E.       Donald   Peter S.  Gerald C.  Edward      Marvin L.      Thomas

Burkhead** F. Cox  Burke    J. Flynn  Johnson 3d** Bradley  J. Kirk  Lynch**   McDonough  H.          Mann           R.
                   Davis                           Jones                                  Malone                    Williams

Canada    Fund
$    0     $    154 $ 148   $ 195     $    0       $    154 $ 155    $ 0       $    159   $ 154       $    154       $    152

Emerging
$    0     $    662 $ 632   $ 838     $    0       $    662 $ 668    $    0    $ 659      $    662    $ 663          $    655
Markets    Fund

Europe    Fund
$    0     $    210 $ 202   $ 266     $    0       $    210 $ 213    $    0    $ 210      $    210    $ 210          $    208

Europe
$    0     $    125 $ 120   $ 158     $    0       $    125 $ 127    $    0    $ 125      $    125    $ 125          $    124
Capital
Appreciation
   Fund

France Fund+
$    0     $    3   $ 3     $    5    $    0       $    3   $ 3      $    0    $ 3        $    3      $    3         $    3

Germany
$    0     $    5   $ 5     $    7    $    0       $    5   $ 5      $    0    $ 5        $    5      $    5         $    5
Fund+

       Hong Kong
   $ 0        $ 25  $ 25       $ 30        $ 0        $ 25  $ 25        $ 0    $ 25          $ 25        $ 25           $ 25
& China
Fund   +

Japan    Fund
$    0     $    161 $ 154   $ 204       $    0     $    161 $ 164    $    0    $ 161      $    161    $    162       $    160

Japan Small
$    0     $    25  $ 25    $    30     $    0     $    25  $ 25     $    0    $ 25       $    25     $    25        $    25
Companies
   Fund    +

Latin
$    0     $    285 $ 271   $ 361       $    0     $    285 $ 288    $    0    $ 284      $    285    $    286       $    283
America
   Fund

Nordic    Fund    +
$    0     $    10  $ 10    $    15     $    0     $    10  $ 10     $    0    $ 10       $    10     $    10        $    10

Pacific Basin
$    0     $    195 $ 186   $ 246       $    0     $    195 $ 198    $    0    $ 194      $    195    $    195       $    193
   Fund

Southeast
$    0     $    301 $ 289   $ 382       $    0     $    301 $ 305    $    0    $ 300      $    301    $    301       $    298
Asia    Fund

United
$    0     $    3   $ 3     $    5      $    0     $    3   $ 3      $    0    $ 3        $    3      $    3         $    3
       Kingdom
   Fund    +

Trustees                 Pension or           Estimated Annual    Total
                         Retirement           Benefits Upon       Compensation
                         Benefits Accrued     Retirement          from the Fund
                         as Part of Fund      from the            Complex*
                         Expenses from the    Fund Complex*
                         Fund Complex*

J. Gary Burkhead**       $ 0                  $ 0                 $ 0

Ralph F. Cox              5,200                52,000              125,000

Phyllis Burke Davis       5,200                52,000              122,000

Richard J. Flynn          0                    52,000              154,500

Edward C. Johnson 3d**    0                    0                   0

E. Bradley Jones          5,200                49,400              123,500

Donald J. Kirk            5,200                52,000              125,000

Peter S. Lynch**          0                    0                   0

Gerald C. McDonough       5,200                52,000              125,000

Edward H. Malone          5,200                44,200              128,000

Marvin L. Mann            5,200                52,000              125,000

Thomas R. Williams        5,200                52,000              126,500

* Information is as of December 31, 1994 for 206 funds in the complex.
** Interested trustees of the fund are compensated by FMR.
+ Estimated
   The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the "Plan"). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee. The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the fund's assets, liabilities, and net income per share, and will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. The fund may invest in such designated securities without shareholder approval.
Under a retirement program adopted in July 1988, the non-interested Trustees, upon reaching age 72, become eligible to participate in a retirement program under which they receive payments during their lifetime from a fund based on their basic trustee fees and length of service. The obligation of a fund to make such payments is not secured or funded. Trustees become eligible if, at the time of retirement, they have served on the Board for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.
As of October 31, 1995, FMR owned the majority of the outstanding shares of
France    F    und, Germany    Fund, Hong Kong and China Fund, Japan Small
Companies Fund, Nordic Fund, and United Kingdom Fund. Also as of October 31, 1995, the Trustees and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.
MANAGEMENT CONTRACTS
Each fund employs FMR to furnish investment advisory and other services. Under its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing each fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal and state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
In addition to the management fee payable to FMR and the fees payable to FSC, each fund pays all of its expenses, without limitation, that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Although each fund's current management contract provides that each fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders, the trust, on behalf of each fund has entered into a revised transfer agent agreement with FSC, pursuant to which FSC bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, and each fund's proportionate share of insurance premiums and Investment Company Institute dues. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which each fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
FMR is    Canada Fund's,     Europe    Fund's, and     Pacific Basin
Fund's     manager pursuant to management contracts dated March 1, 1992, which were approved by shareholders on February 19, 1992. FMR is Japan's manager pursuant to a management contract dated July 16, 1992, which was
approved by FMR, then the sole shareholder of Japan    Fund    , on
September 10, 1992. FMR is Emerging Markets    Fund's     manager pursuant
to a management contract dated March 1, 1992, which was approved by
shareholders on February 19, 1992. FMR is Latin America    Fund's     and
Southeast Asia    Fund    's manager pursuant to management contracts dated
March 18, 1993, which were approved by FMR, then the sole shareholder of
Latin America    Fund     and Southeast Asia    Fund    , on March 24,
1993. FMR is Europe Capital Appreciation Fund's manager pursuant to a management contract dated November 22, 1993, which was approved by FMR, then the sole shareholder of the fund on November 18, 1993. FMR is
France    Fund's    , Germany    Fund's, Hong Kong and China Fund's    ,
Japan Small Companies    Fund's    , Nordic Fund   's    , and United
Kingdom    Fund    's manager pursuant to management contracts dated
September 14, 1995 which were approved by FMR as the then sole shareholder of the fund on October 17, 1995.
For the services of FMR under the contracts   ,     Emerging Markets
Fund    , France    Fund    , Germany    Fund, Hong Kong and China
Fund    , Japan Small Companies    Fund    , Latin America    Fund    ,
Nordic    Fund    , and United Kingdom    Fund     pay FMR a monthly
management fee composed of the sum of two elements: a group fee rate and an individual fund fee rate. For the services of FMR under the contracts
Canada    Fund    , Europe    Fund    , Europe Capital Appreciation
Fund    , Japan    Fund    , Pacific Basin    Fund    , and Southeast
Asia    Fund     pay FMR a monthly management fee composed of the sum of
two elements: a basic fee and a performance adjustment    based on a
comparison of each fund's performance to that of its comparative index    .
COMPUTING THE BASIC FEE. The basic fee rate is composed of two elements: a group fee rate and an individual fund fee rate.
COMPUTING THE MANAGEMENT FEE. For each fund, the group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts and is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown below on the left. The schedule below on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective
annual fee rate at $   352     billion of group net assets - the
approximate level for October 1995 - was    .3111    %, which is the
weighted average of the respective fee rates for each level of group net
assets up to $   352     billion.
   GROUP FEE RATE SCHEDULE          EFFECTIVE ANNUAL FEE RATES


   Average Group
           Annualized
          Group Net
              Effective Annual

   Assets                   Rate                 Assets                  Fee Rate

    0 - $3 billion          .5200%                $ 0.5 billion          .5200%

    3 - 6                   .4900                  25                    .4238

    6 - 9                   .4600                  50                    .3823

    9 - 12                  .4300                  75                    .3626

    12 - 15                 .4000                   100                  .3512

    15 - 18                 .3850                   125                  .3430

    18 - 21                 .3700                  150                   .3371

    21 - 24                 .3600                  175                   .3325

    24 - 30                 .3500                  200                   .3284

    30 - 36                 .3450                  225                   .3253

    36 - 42                 .3400                  250                   .3223

    42 - 48                 .3350                  275                   .3198

    48 - 66                 .3250                  300                   .3175

    66 - 84                 .3200                  325                   .3153

    84 - 102                .3150                  350                   .3133

    102 - 138               .3100

    138 - 174               .3050

    174 - 228               .3000

    228 - 282               .2950

    282 - 336               .2900

    Over 336                .2850


Under the current management contract with FMR, the group fee rate for all
funds except France    Fund    , Germany    Fund, Hong Kong and China
Fund    , Japan Small Companies    Fund    , Nordic    Fund    , and United
Kingdom    Fund    , is based on a schedule with breakpoints ending at
 .3000% for average group assets in excess of $174 billion. Prior to March 1992, the group fee breakpoints shown above for average group assets in excess of $138 billion and under $228 billion were voluntarily adopted by FMR and went into effect on January 1, 1992. The additional breakpoints shown above for average group assets in excess of $228 billion were voluntarily adopted by FMR on November 1, 1993.
   On August 1, 1994, FMR voluntarily revised the prior extensions to the group fee rate schedule with respect to all funds previously discussed, and added new breakpoints for average group assets in excess of $210 billion and under $390 billion as shown in the schedule below. The revised group fee rate schedule was identical to the above schedule for average group assets under $210 billion.
Under the current management contract with FMR, the group fee rate for France Fund, Germany Fund, Hong Kong and China Fund, Japan Small Companies Fund, Nordic Fund and United Kingdom Fund is based on a schedule with breakpoints ending at .2700%.
On January 1, 1996, FMR will voluntarily add new breakpoints to the schedule for average group assets in excess of $390 billion, pending shareholder approval of a new management contract reflecting the revised schedule and additional breakpoints. The revised group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. For average group assets in excess of $210 billion, the revised group fee rate schedule with additional breakpoints voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE          EFFECTIVE ANNUAL FEE RATES


   Average Group
               Annualized
          Group Net
              Effective Annual

   Assets                       Rate                 Assets                  Fee Rate

    174 - $210 billion          .3000%                $ 150 billion          .3371%

    210 - 246                   .2950                  175                   .3325

    246 - 282                   .2900                  200                   .3284

    282 - 318                   .2850                  225                   .3249

    318 - 354                   .2800                  250                   .3219

    354 - 390                   .2750                  275                   .3190

    390 - 426                   .2700                  300                   .3163

    426 - 462                   .2650                  325                   .3137

    462 - 498                   .2600                  350                   .3113

    498 - 534                   .2550                  375                   .3090

    Over 534                    .2500                  400                   .3067

                                                       425                   .3046

                                                       450                   .3024

                                                       475                   .3003

                                                       500                   .2982

                                                       525                   .2962

                                                       550                   .2942


Each fund's individual fund fee rate is .45%. Based on the average net assets of funds advised by FMR for October 1995, the annual management fee rate and the annual basic fee rate would be calculated as follows:

Group Fee Rate         Individual Fund Fee Rate         Management/Basic Fee Rate

 .   3111    %    +     .45%                       =     .   7611    %


One-twelfth (1/12) of this annual management/basic fee rate is then applied to a fund's average net assets for the current month, giving a dollar amount which is the fee for that month.
BENCHMARK INDICES. Canada Fund compares its performance to the Toronto
Stock Exchange 300 Composite Index (TSE 300 Index). Europe    Fund     and
Europe Capital Appreciation    Fund     compare their performance to the
Morgan Stanley Capital International Europe Index (Europe Index); Pacific
Basin    Fund     compares its performance to the Morgan Stanley Capital
International Pacific Index (Pacific Index). Japan    Fund     compares its
performance to the Tokyo    Stock Exchange     Price Index (TOPIX Index).
Southeast Asia Fund compares its performance to the record of the Morgan Stanley Capital International Combined Far East ex-Japan Free Index (combined Far East ex-Japan Free Index) over the same period.
COMPUTING THE PERFORMANCE ADJUSTMENT The basic fee is subject to an upward or downward adjustment, depending upon whether, and to what extent, a fund's investment performance for the performance period exceeds, or is exceeded by, the record of its Comparative Index over the same period. The performance period consists of the most recent month plus the previous 35
months. Europe Capital Appreciation    Fund    , Japan    Fund    , and
Southeast Asia    Fund    's performance periods commenced the first day of
the first full month of operation following commencement of operations (January 1, 1994, October 1, 1992, and May 1, 1993, respectively). Each month subsequent to the twelfth month, a new month will be added to the performance period until the performance period equals 36 months. Thereafter, the performance period will consist of the most recent month plus the previous 35 months. Each percentage point of difference (up to a maximum difference of + 10) is multiplied by a performance adjustment rate of .02%. Thus, the maximum annualized adjustment rate is +.20%. This performance comparison is made at the end of each month. One twelfth (1/12) of this rate is then applied to each fund's average net assets for the entire performance period, giving a dollar amount which will be added to (or subtracted from) the basic fee.
Each fund's performance is calculated based on change in net asset value. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by each fund are treated as if reinvested
in fund shares at the net asset value    as of the record date for payment.
The record of the Comparative Index is based on change in value and is
adjusted for any cash     distributions from the companies whose securities
compose the    I    ndex.
FMR pays any costs of subscribing to the indices and of obtaining additional information needed to compute the management fee in conformance with applicable laws and regulations.
Because the adjustment to the basic fee is based on each fund's performance
compared to the investment record of the appropriate    Comparative
Index    , the controlling factor is not whether each fund's performance is up or down per se, but whether it is up or down more or less than the
record of its respective    Comparative Index    . Moreover, the
comparative investment performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.
EMERGING MARKETS    FUND     AND LATIN AMERICA    FUND    . The tables
below show the management fee paid to FMR; and the management fee as a percentage of each fund's average net assets for the fiscal periods ended October 31, 1995, 1994, and 1993.
                        Management Fee as a

                        % of Average

   Management Fee       Net Assets

EMERGING MARKETS    FUND
1995          $ 10,483,318          .7660%

1994              12,659,735        .7723%

   1993           1,111,793            .7701%

LATIN AMERICA    FUND
1995           $ 4,473,579          .7661%

1994               6,050,004        .7732%

   1993*           479,545             .7697%**

*  From April 19, 1993 (commencement of operations).
**  Annualized
CANADA    FUND    , EUROPE    FUND    , EUROPE CAPITAL APPRECIATION
FUND    , JAPAN    FUND    , PACIFIC BASIN    FUND    , AND SOUTHEAST ASIA
FUNDS. The tables below show the management fee paid to FMR (including the effect of the performance adjustment); the dollar amount of negative or positive performance adjustments; and the net management fee as a percentage of the funds' average net assets for the periods ended October 31, 1995, 1994, and 1993.
Management Fee                        Management Fee as a

Including Performance   Performance   % of Average

Adjustment              Adjustment    Net Assets

CANADA    FUND
1995          $ 2,498,644          $ (167,417)            .7163%

1994     1,714,068     60,175             .7978%

1993     22,566           50,721          .8552%

EUROPE    FUND
1995          $ 3,767,736          $ 145,908            .7962%

1994     3,565,039     243,702        .7226%

1993     3,100,828     (703,601)      .6350%

EUROPE CAPITAL APPRECIATION    FUND
1995          $ 2,171,262          $ 208,549            .8482%

1994*     1,908,662     0      .7678%**

*  From December 21, 1993 (commencement of operations).
**  Annualized
JAPAN    FUND
1995          $ 2,258,147          $ (362,948)            .6601%

1994            2,699,594            (76,576)             .7450%

1993            754,644              (4,307)              .7666%

PACIFIC BASIN    FUND
1995          $ 3,184,306          $ 86,567            .7882%

1994            4,375,724            443,566           .8583%

1993            2,003,886            58,458            .7976%

SOUTHEAST ASIA    FUND
1995          $ 3,949,976          $ (1,128,697)            .5949%

1994            5,598,064            (633,730)               .6937%

1993*           582,244              0                       .7688%**

*  From April 19, 1993 (commencement of operations).
**  Annualized
The figures shown above reflect FMR's voluntary implementation of group fee
rate schedule changes for the funds as described on page        . If FMR
had not voluntarily implemented these group fee rate changes, the funds' management fees would have been higher.
To comply with the California Code of Regulations, FMR will reimburse each fund if and to the extent that the fund's aggregate annual operating expenses exceed specified percentages of its average net assets. The applicable percentages are 2 1/2% of the first $30 million, 2% of the next $70 million, and 1 1/2% of average net assets in excess of $100 million. When calculating a fund's expenses for purposes of this regulation, each fund may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of its custodian fees attributable to investments in foreign securities.
SUB-ADVISORS. FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, and FIIA. FIIA, in turn, has entered into a sub-advisory
agreement with its wholly owned subsidiary FIIAL U.K. On behalf of    Hong
Kong and China Fund,     Japan    Fund    , Japan Small Companies
Fund    , and Southeast Asia    Fund    , FMR also has entered into a
sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the U.S. from the sub-advisors. FMR may grant the sub-advisors investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.
FMR entered into the sub-advisory agreements described above with respect
to    Canada Fund,     Emerging Markets    Fund    , Europe    Fund    ,
Pacific Basin    Fund    , and on March 1, 1992 following shareholder
approval of the agreements on February 19, 1992. FMR entered into the
sub-advisory agreements described above with respect to Japan    Fund
on July 16, 1992, which was approved by FMR, then the sole shareholder of
Japan    Fund    , on September 10, 1992; with respect to Latin America
Fund     and Southeast Asia    Fund     on March 18, 1993, which were
approved by FMR, then the sole shareholder of Latin America    Fund     and
Southeast Asia    Fund    , on March 24, 1993; with respect to Europe
Capital Appreciation    Fund     on November 18, 1993, which was approved
by FMR, then the sole shareholder of the fund on November 18, 1993; and
with respect to France    Fund    , Germany    Fund, Hong Kong and China
Fund    , Japan Small Companies    Fund    , Nordic    Fund    , and United
Kingdom    Fund     on September 14, 1995, which were approved by FMR as
the then sole shareholder of    each     fund on October    17,     1995.
FMR U.K. and FMR Far East, which were organized in 1986, are wholly owned subsidiaries of FMR. FIJ and FIIA are wholly owned subsidiaries of Fidelity International Limited (FIL), a Bermuda company formed in 1968 which primarily provides investment advisory services to non-U.S. investment companies and institutional investors investing in securities throughout the world. Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family owns, directly or indirectly, more than 25% of the voting common stock of FIL. FIJ was organized in Japan in 1986. FIIA was organized in Bermuda in 1983. FIIAL U.K. was organized in the United Kingdom in 1984, and is a wholly owned subsidiary of Fidelity International Management Holdings Limited, an indirect wholly owned subsidiary of FIL.
Under the sub-advisory agreements FMR pays the fees of FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, pays the fees of FIIAL U.K. For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:
(small solid bullet) FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
(small solid bullet) FMR pays FIIA and FIJ fees equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.
(small solid bullet) FIIA pays FIIAL U.K. a fee equal to 110% of FIIAL U.K.'s costs incurred in connection with providing investment advice and research services.
For providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:
(small solid bullet) FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its monthly management fee (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
(small solid bullet) FIIA pays FIIAL U.K. a fee equal to 110% of FIIAL U.K.'s costs incurred in connection with providing discretionary investment management services.
   Currently, FIIA exercises discretionary management authority over Hong Kong and China Fund and Southeast Asia Fund is its capacity as sub-adviser. currently, FIIAL U.K. exercises discretionary management authority over Europe Fund, France Fund, Germany Fund, Nordic Fund, Pacific Basin Fund, and United Kingdom Fund is its capacity as sub-adviser. Currently, FIJ provides Japan Fund and Japan Small Companies Fund with investment management authority is its capacity as sub-adviser.
For providing discretionary investment management and executing portfolio transactions on behalf of the funds, the fees paid to each of the sub-advisors for fiscal 1995, 1994, and 1993 are listed in the table
below.    There were no fees paid to FMR U.K., FMR Far East, and FIJ for fiscal 1995, 1994, and 1993.

Fund Name                                        Fiscal Year    FIIA

Canada    Fund                                   1995           $    0

                                                 1994               0

                                                 1993               0

   Emerging Markets Fund                            1995
          $ 0

                                                    1994
           0

                                                    1993            0

Europe    Fund                                   1995           $    1,812,402
                                                 1994               1,756,433
                                                 1993               2,335,345

Europe Capital        Appreciation    Fund       1995           $    0

                                                 1994               0

                                                 1993               0

Japan    Fund    1                               1995           $    1,311,538

                                                 1994
           305,758

                                                    1993            0

   Latin America Fund 2                             1995
          $ 0

                                                    1994
           0

                                                    1993            0

Pacific Basin    Fund                            1995           $    1,550,062
                                                 1994               2,190,484

                                                 1993               687,196

Southeast Asia    Fund 2                         1995           $    2,541,446
                                                 1994               2,844,499
                                                 1993               291,008    2


   1 From September 15, 1992 (commencement of operations).
2 From April 19, 1993 (commencement of operations).
CONTRACTS WITH FMR AFFILIATES
FSC is transfer, dividend disbursing, and shareholder servicing agent for each fund. FSC receives annual account fees and asset-based fees for each retail account and certain institutional accounts based on account size. In addition, the fees for retail accounts are subject to increase based on postal rate changes. With respect to certain institutional retirement accounts, FSC receives asset-based fees only. With respect to certain other institutional retirement accounts, FSC receives annual account fees and asset based fees based on fund type. The asset-based fees are subject to adjustment if the year-to-date total return of the Standard & Poor's Composite Index of 500 Stocks is greater than positive or negative 15%. FSC also collects small account fees from certain accounts with balances of less than $2,500.
FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements.
FSC also performs the calculations necessary to determine each fund's net asset value per share and dividends, and maintains each fund's accounting records. The annual fee rates for these pricing and bookkeeping services are based on each fund's average net assets, specifically, .06% for the first $500 million of average net assets and .03% for average net assets in excess of $500 million. The fee is limited to a minimum of $45,000 and a maximum of $750,000 per year.
The table below shows the fees paid to FSC for pricing and bookkeeping services, including related out-of-pocket expenses during each fund's last three fiscal years:
      Pricing and Bookkeeping Fees


                                          1995               1994                 1993

Canada    Fund                            $    209,805       $    129,038         $    50,881

   Emerging Markets Fund                     $ 560,714          $ 641,914            $ 100,767

Europe    Fund                            $    283,887       $    294,804         $    286,229

Europe Capital Appreciation    Fund       $    153,762       $    151,780 1           n/a

Japan    Fund                             $    205,394       $    208,003         $    76,445

   Latin America Fund 2                      $ 323,090          $ 382,374            $ 44,467 2

Pacific Basin    Fund                     $    242,212       $    299,541         $    150,276

Southeast Asia    Fund 2                  $    349,043       $    395,097         $    49,486 2


   1 From December 21, 1993 (commencement of operations).
2 From April 19, 1993 (commencement of operations).
FSC also receives fees for administering each fund's securities lending program. Securities lending fees are based on the number and duration of
individual securities loans.    For fiscal 1995, 1994, and 1993 there were
no securities lending fees incurred by the funds.
Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FDC. The table below shows the sales charge revenue paid to FDC for the following fiscal periods:




   PAID TO FDC


   Sales Charge Revenue                                   Deferred     Sales Charge Revenue


   1995                 1994               1993            1995                               1994              1993

Canada    Fund
   $ 872,526             n/a               $ 50,670        $    3,075                         $    5,130        $    12,252

   Emerging Markets Fund
   $ 2,207,409          $ 2,416,374        $ 103,572           n/a                                n/a               n/a

Europe    Fund
   $ 389,484            $ 814,169          $ 2,116,938     $    66,854                        $    85,678       $    213,896

Europe Capital Appreciation    Fund
   $ 155,891             n/a                n/a                n/a                                n/a               n/a

Japan    Fund
   $ 375,382             n/a                n/a                n/a                                n/a               n/a

   Latin America Fund
   $ 1,673,435          $ 1,245,357         n/a                n/a                                n/a               n/a

Pacific Basin    Fund
   $ 94,810             $ 1,709,242        $ 2,239,532     $    10,008                      $    24,748       $    56,119

Southeast Asia    Fund
   $ 805,224            $ 763,269           n/a                n/a                                n/a               n/a


DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Fidelity Canada Fund   , Fidelity Emerging Markets
Fund    , Fidelity Europe Fund, Fidelity Europe Capital Appreciation, Legal
Name 1, Legal Name 2, Legal Name 3   ,     Fidelity Japan Fund, Fidelity
Japan Small Companies Fund   , Fidelity Latin America Fund    , Fidelity
Nordic Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund,
   and     Fidelity United Kingdom Fund are funds of Fidelity Investment
Trust (the trust), an open-end management investment company originally organized as a Massachusetts business trust on April 20, 1984. On November 3, 1986, the trust's name was changed from Fidelity Overseas Fund to Fidelity Investment Trust. Currently, there are 24 funds of the trust:
Fidelity Overseas Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Pacific Basin Fund, Fidelity New Markets Income Fund, Fidelity International Growth & Income Fund, Fidelity Global Bond Fund, Fidelity Canada Fund, Fidelity Worldwide Fund, Fidelity Emerging Market Fund, Fidelity Short-Term World Income Fund, Fidelity Diversified International Fund, Fidelity International Value Fund, Fidelity Diversified Global Fund, Fidelity Japan Fund, Fidelity Emerging Markets Fund, Fidelity Latin America Fund, Fidelity Southeast Asia Fund, Fidelity France Fund, Fidelity Germany Fund, Fidelity Japan Small Companies Fund, Fidelity Hong Kong and China, Fund, Fidelity Nordic Fund, and Fidelity United Kingdom Fund. The Declaration of Trust permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. The trust is an entity of the type commonly known as "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees shall include a provision limiting the obligations created thereby to the trust and its assets. The Declaration of Trust provides for indemnification out of each fund's property of any shareholders held personally liable for the obligations of the fund. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Declaration of Trust, call meetings of the trust or a fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees. The trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the trust or the fund. If not so terminated, the trust and the funds will continue indefinitely.
CUSTODIAN. Chase Manhattan Bank, N.A., 1211 Avenue of the Americas, New
York, New York, is custodian of the assets of Canada    Fund, Emerging
Markets Fund    , Europe    Fund    , Europe Capital Appreciation
Fund    , Japan    Fund, Latin America Fund    , Pacific Basin    Fund    ,
and Southeast Asia    Fund    . Brown Brothers Harriman & Co., 40 Water
Street, Boston, Massachusetts, is custodian of France    Fund    ,
Germany    Fund, Hong Kong and China Fund    , Japan Small Companies
Fund    , Nordic    Fund    , and United Kingdom    Fund    . The
custodians are responsible for the safekeeping of a fund's assets and the appointment of the subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. Morgan Guaranty Trust Company of New York, The Bank of New York, and Chemical Bank, each headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with pooled repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of Brown Brothers Harriman & Co. leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships. AUDITOR. Coopers & Lybrand L.L.P., One Post Office Square, Boston,
Massachusetts serves as Canada    Fund's, Emerging Markets Fund's    ,
Europe    Fund's    ,    and     Pacific Basin    Fund's    , independent
accountant. Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts
serves as    Europe Capital Appreciation Fund's, Japan Fund's,
    France    Fund's    , Germany    Fund's, Hong Kong and China
Fund's    , Japan Small Companies    Fund's    ,    Latin America Fund's,
    Nordic    Fund's    ,    Southeast Asia Fund's     and United
Kingdom    Fund    's independent accountant. The auditor examines
financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
   Financial statements and financial highlights for     Canada    Fund,
Emerging Markets Fund    , Europe    Fund    , Europe Capital
Appreciation    Fund    , Japan    Fund, Latin America Fund    , Pacific
Basin    Fund    , and Southeast Asia    Fund    's for the fiscal year
ended October 31, 1995 are included in the funds' Annual Report, which is a separate report supplied with this Statement of Additional Information. Each fund's financial statements and financial highlights are incorporated
herein by reference. Because France    Fund    , Germany    Fund, Hong Kong
and China Fund    , Japan Small Companies    Fund    , Nordic    Fund    ,
and United Kingdom    Fund     are new funds of the trust, no financial
statements and highlights are incorporated herein by reference.
APPENDIX
DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS:
AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds which are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
DESCRIPTION OF STANDARD & POOR'S CORPORATION'S CORPORATE BOND RATINGS:
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.
PART C.  OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)(1) Financial Statements for Fidelity Canada Fund for the fiscal year ended December 31, 1995 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 22, 1995 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(2) Financial Statements for Fidelity Emerging Markets Fund for the fiscal year ended December 31, 1995 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 22, 1995 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(3) Financial Statements for Fidelity Europe Fund for the fiscal year ended December 31, 1995 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 22, 1995 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(4) Financial Statements for Fidelity Europe Capital Appreciation Fund for the fiscal year ended December 31, 1995 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 22, 1995 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(5) Financial Statements for Fidelity Japan Fund for the fiscal year ended December 31, 1995 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 22, 1995 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(6) Financial Statements for Fidelity Latin America Fund for the fiscal year ended December 31, 1995 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 22, 1995 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(7) Financial Statements for Fidelity Pacific Basin Fund for the fiscal year ended December 31, 1995 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 22, 1995 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(8) Financial Statements for Fidelity Southeast Asia Fund for the fiscal year ended December 31, 1995 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 22, 1995 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(9) Financial Statements for Fidelity International Growth & Income Fund for the fiscal year ended December 31, 1995 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 22, 1995 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(10) Financial Statements for Fidelity Diversified International Fund for the fiscal year ended December 31, 1995 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 22, 1995 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(11) Financial Statements for Fidelity International Value Fund for the fiscal year ended December 31, 1995 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 22, 1995 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(12) Financial Statements for Fidelity Overseas Fund for the fiscal year ended December 31, 1995 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 22, 1995 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(13) Financial Statements for Fidelity Worldwide Fund for the fiscal year ended December 31, 1995 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 22, 1995 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
 (b) Exhibits:
(1) Restated Declaration of Trust, dated February 16, 1995, is incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 58.
(2) By-Laws of the Trust are incorporated herein by reference to Exhibit 2 to Fidelity Union Street Trust Post-Effective Amendment No. 87 (File No. 2-50318).
(3) Not applicable.
(4) Not applicable.
(5)(a) Management Contract, dated October 1, 1992, between Fidelity Diversified International Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 58.
(b) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Diversified International Fund dated October 1, 1992, is incorporated herein by reference to Exhibit 5(p) to Post-Effective Amendment No. 51.
(c) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Diversified International Fund dated October 1, 1992 is incorporated herein by reference to Exhibit 5(nn) to Post-Effective Amendment No. 51.
(d) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Diversified International Fund dated October 1, 1992 is incorporated herein by reference as Exhibit 5(yyy) to Post-Effective Amendment No. 51.
 (e) Management Contract dated March 1, 1992, between Fidelity International Growth & Income Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 57.
(f) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity International Growth & Income Fund is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 57.
(g) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity International Growth & Income Fund is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 57.
(h) Sub-Advisory Agreement dated April 1, 1992 between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity International Growth & Income Fund is incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 57.
(i) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity International Growth & Income Fund is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 57.
(j) Management Contract dated September 16, 1994, between Fidelity International Value Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No. 57.
(k) Sub-Advisory Agreement dated September 16, 1994 between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity International Value Fund is incorporated herein by reference to Exhibit 5(k) to Post-Effective Amendment No. 57.
(l) Sub-Advisory Agreement dated September 16, 1994, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity International Value Fund is incorporated herein by reference to Exhibit 5(l) to Post-Effective Amendment No. 57.
(m) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity International Value Fund is filed herein as Exhibit 5(m).
(n) Sub-Advisory Agreement dated September 16, 1994, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity International Value Fund is incorporated herein by reference to Exhibit 5(n) to Post-Effective Amendment No. 57.
(o) Sub-Advisory Agreement dated September 16, 1994, between Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity International Value Fund is incorporated herein by reference to Exhibit 5(o) to Post-Effective Amendment No. 57.
 (p) Management Contract dated March 1, 1992, between Fidelity Overseas Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit No. 5(p) to Post-Effective Amendment No. 57.
(q) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Overseas Fund is incorporated herein by reference to
Exhibit 5(q) to Post-Effective Amendment No. 57.
(r) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) on behalf of Fidelity Overseas Fund is incorporated herein by reference to Exhibit 5(r) to Post-Effective Amendment No. 57.
(s) Sub-Advisory Agreement dated April 1, 1992 between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Overseas Fund is incorporated herein by reference to Exhibit 5(s) to Post-Effective Amendment No. 57.
(t) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Overseas Fund is incorporated herein by reference to Exhibit 5(t) to Post-Effective Amendment No. 57.
 (u) Management Contract dated March 1, 1992, between Fidelity Worldwide Fund, and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(u) to Post-Effective Amendment No. 57.
(v) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Worldwide Fund is incorporated herein by reference to
Exhibit 5(v) to Post-Effective Amendment No. 57.
(w) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Worldwide Fund is incorporated herein by reference to Exhibit 5(w) to Post-Effective Amendment No. 57.
(x) Sub-Advisory Agreement dated April 1, 1992 between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Worldwide Fund is incorporated herein by reference to Exhibit 5(x) to Post-Effective Amendment No. 57.
(y) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Worldwide Fund is incorporated herein by reference to Exhibit 5(y) to Post-Effective Amendment No. 57.
 (z) Management Contract dated March 1, 1992, between Fidelity Canada Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(z) to Post-Effective Amendment No. 57.
(aa) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Canada Fund is incorporated herein by reference to
Exhibit 5(aa) to Post-Effective Amendment No. 57.
(bb) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Canada Fund is incorporated herein by reference to Exhibit 5(bb) to Post-Effective Amendment No. 57.
(cc) Sub-Advisory Agreement dated April 1, 1992 between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Canada Fund is incorporated herein by reference to Exhibit 5(cc) to Post-Effective Amendment No. 57.
(dd) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Canada Fund is incorporated herein by reference to Exhibit 5(dd) to Post-Effective Amendment No. 57.
 (ee) Management Contract dated March 1, 1992, between Fidelity Europe Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(ee) to Post-Effective Amendment No. 57.
(ff) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Europe Fund is incorporated herein by reference to
Exhibit 5(ff) to Post-Effective Amendment No. 57.
(gg) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Europe Fund is incorporated herein by reference to Exhibit 5(gg) to Post-Effective Amendment No. 57.
(hh) Sub-Advisory Agreement dated April 1, 1992 between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Europe Fund is incorporated herein by reference to Exhibit 5(hh) to Post-Effective Amendment No. 57.
(ii) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Europe Fund is incorporated herein by reference to Exhibit 5(ii) to Post-Effective Amendment No. 57.
(jj) Management Contract between Fidelity Europe Capital Appreciation Fund and Fidelity Management & Research Company dated November 18, 1993 is incorporated herein by reference to Exhibit 5(o) to Post-Effective Amendment No. 51.
(kk) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Europe Capital Appreciation Fund dated November 18, 1993 is incorporated herein by reference to Exhibit 5(dd) to Post- Effective Amendment No. 53.
(ll) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Europe Capital Appreciation Fund dated November 18, 1993 is incorporated herein by reference to Exhibit 5(ss) to Post- Effective Amendment No. 53.
(mm) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Europe Capital Appreciation Fund, dated November 18, 1993, is incorporated herein by reference to Exhibit 5(ggg) to Post-Effective Amendment No. 55.
(nn) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Europe Capital Appreciation Fund dated November 18, 1993, is incorporated herein by reference as Exhibit 5(uuu) to Post-Effective Amendment No. 55.
(oo) Management Contract between Fidelity Japan Fund and Fidelity Management & Research Company dated July 16, 1992 is incorporated herein by reference to Exhibit 5(k) to Post-Effective Amendment No. 51.
(pp) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Japan Fund dated July 16, 1992 is incorporated herein by reference to
Exhibit 5(z) to Post-Effective Amendment No. 53.
(qq) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Japan Fund dated July 16, 1992 is incorporated herein by reference to Exhibit 5(oo) to Post Effective Amendment No. 53.
(rr) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Japan Fund dated July 16, 1992, is incorporated herein by reference to Exhibit 5(ccc) to Post-Effective Amendment No. 55.
(ss) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Japan Fund dated July 16, 1992, is incorporated herein by reference to Exhibit 5(qqq) to Post-Effective Amendment No. 55.
(tt) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Japan Fund dated April 12, 1994 is incorporated herein by reference to Exhibit No. 5(ss)(i) to Post-Effective Amendment No. 57.
 (uu) Management Contract dated March 1, 1992, between Fidelity Pacific Basin Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(tt) to Post-Effective Amendment No. 57.
(vv) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Pacific Basin Fund is incorporated herein by reference to Exhibit 5(uu) to Post-Effective Amendment No. 57.
(ww) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Pacific Basin Fund is incorporated herein by reference to
Exhibit 5(vv) to Post-Effective Amendment No. 57.
(xx) Sub-Advisory Agreement dated April 1, 1992 between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Pacific Basin Fund is incorporated herein by reference to Exhibit 5(ww) to Post-Effective Amendment No. 57.
(yy) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Pacific Basin Fund is incorporated herein by reference to Exhibit 5(xx) to Post-Effective Amendment No. 57.
 (zz) Management Contract dated March 1, 1992, between Fidelity Emerging Markets Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(yy) to Post-Effective Amendment No. 57.
(aaa) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Emerging Markets Fund is incorporated herein by reference to Exhibit 5(zz) to Post-Effective Amendment No. 57.
(bbb) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Emerging Markets Fund is incorporated herein by reference to Exhibit 5(aaa) to Post-Effective Amendment No. 57.
(ccc) Sub-Advisory Agreement dated April 1, 1992 between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Emerging Markets Fund is incorporated herein by reference to Exhibit 5(bbb) to Post-Effective Amendment No. 57.
(ddd) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Emerging Markets Fund is incorporated herein by reference to Exhibit 5(ccc) to Post-Effective Amendment No. 57.
(eee) Management Contract between Fidelity Latin America Fund and Fidelity Management & Research Company dated March 18, 1993 is incorporated herein by reference to Exhibit 5(l) to Post-Effective Amendment No. 48.
(fff) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Latin America Fund dated March 18, 1993 is incorporated herein by reference to Exhibit 5(z) to Post-Effective Amendment No. 48.
(ggg) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Latin America Fund is incorporated herein by reference to Exhibit 5(nn) to Post-Effective Amendment No. 48.
(hhh) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Latin America Fund dated March 18, 1993, is incorporated herein by reference to Exhibit 5(ddd) to Post-Effective Amendment No. 55.
(iii) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Latin America Fund dated March 18, 1993 is incorporated herein by reference as
Exhibit 5(rrr) to Post-Effective Amendment No. 51.
(jjj) Management Contract between Fidelity Southeast Asia Fund and Fidelity Management & Research Company dated March 18, 1993 is incorporated herein by reference to Exhibit 5(m) to Post-Effective Amendment No. 48.
(kkk) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Southeast Asia Fund dated March 18, 1993 is incorporated herein by reference to Exhibit 5(aa) to Post-Effective Amendment No. 48.
(lll) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Southeast Asia Fund dated March 18, 1993 is incorporated herein by reference to Exhibit 5(oo) to Post-Effective Amendment No. 48.
(mmm)Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Southeast Asia Fund dated March 18, 1993, is incorporated herein by reference to Exhibit 5(eee) to Post-Effective Amendment No. 55.
        (nnn) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity
 International Investment Advisors on behalf of Fidelity Southeast Asia Fund dated March
 18, 1993 is incorporated herein by reference as Exhibit 5(sss) to Post-Effective Amendment
 No. 51.
        (ooo) Sub-Advisory Agreement dated March 18, 1993, between Fidelity Management & Research Company and Fidelity International Investment
Advisors on behalf of Fidelity Southeast    Asia Fund dated March 18, 1993
is incorporated herein by reference to Exhibit 5(nnn) to    Post-Effective
Amendment No. 57.
(ppp) Management Contract between Fidelity Global Bond Fund and Fidelity Management & Research Company, dated March 1, 1992, is incorporated herein by reference to Exhibit 5(ooo) to Post-Effective Amendment No. 58.
(qqq) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Global Bond Fund dated April 1, 1992 is incorporated herein by reference to
Exhibit 5(ppp) to Post-Effective Amendment No. 58.
(rrr) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Global Bond Fund dated April 1, 1992 is incorporated herein by reference to
Exhibit 5(qqq) to Post-Effective Amendment No. 58.
(sss) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Global Bond Fund dated April 1, 1992, is incorporated herein by reference to Exhibit 5(rrr) to Post-Effective Amendment No. 58.
(ttt) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Global Bond Fund dated April 1, 1992 is incorporated herein by reference to
Exhibit 5(sss) to Post-Effective Amendment No. 58.
(uuu) Management Contract between Fidelity Short-Term World Income Fund and Fidelity Management & Research Company, dated March 1, 1992, is incorporated herein by reference to Exhibit 5(ttt) to Post-Effective Amendment No. 58.
(vvv) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Short-Term World Income Fund dated April 1, 1992, is incorporated herein by reference to Exhibit 5(uuu) to Post-Effective Amendment No. 58.
(www) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) on behalf of Fidelity Short-Term World Income Fund dated April 1, 1992, is incorporated herein by reference to Exhibit 5(vvv) to Post-Effective Amendment No. 58.
(xxx) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Short-Term World Income Fund dated April 1, 1992, is incorporated herein by reference to Exhibit 5(www) to Post-Effective Amendment No. 58.
(yyy) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Short-World Income Fund dated April 1, 1992, is incorporated herein by reference to Exhibit 5(xxx) to Post-Effective Amendment No. 58.
(zzz) Management Contract between Fidelity New Markets Income Fund and Fidelity Management & Research Company dated April 15, 1993 is incorporated herein by reference to Exhibit 5(n) to Post-Effective Amendment No. 48.
(aaaa) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity New Markets Income Fund dated April 15, 1993 is incorporated herein by reference to Exhibit 5(bb) to Post-Effective Amendment No. 48.
(bbbb) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. dated April 15, 1993 on behalf of Fidelity New Markets Income Fund is incorporated herein by reference to Exhibit 5(pp) to Post-Effective Amendment No. 48.
(cccc) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity New Markets Income Fund is incorporated herein by reference to Exhibit 5(fff) to Post-Effective Amendment No. 50.
(dddd) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity New Markets Income Fund is incorporated herein by reference to
Exhibit 5(ttt) to Post-Effective Amendment No. 50.
  (eeee) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity New Markets Income Fund dated April 15, 1993, is incorporated herein by reference to Exhibit 5(dddd) to Post-Effective Amendment No. 58.
  (ffff) Form of Management Contract between Fidelity France Fund and Fidelity Management & Research Company is incorporated herein by reference as Exhibit 5(ffff) to Post-Effective Amendment No. 62.
(gggg)Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity France Fund is incorporated herein by reference as Exhibit 5(gggg) to Post-Effective Amendment No. 62.
     (hhhh) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity France Fund is incorporated herein by reference as Exhibit 5(hhhh) to Post-Effective Amendment No. 62.
        (iiii) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity France Fund is incorporated herein by reference as Exhibit 5(iiii) to Post-Effective Amendment No. 62.
   (jjjj) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity France Fund is incorporated herein by reference as Exhibit 5(jjjj) to Post-Effective Amendment No. 62.
(kkkk) Form of Management Contract between Fidelity Germany Fund and Fidelity Management & Research Company is incorporated herein by reference as Exhibit 5(kkkk) to Post-Effective Amendment No. 62.
(llll) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Germany Fund is incorporated herein by reference as Exhibit 5(llll) to Post-Effective Amendment No. 62.
  (mmmm) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Germany Fund is incorporated herein by reference as Exhibit 5(mmmm) to Post-Effective Amendment No. 62.
     (nnnn) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Germany Fund is incorporated herein by reference as Exhibit 5(nnnn) to Post-Effective Amendment No. 62.
     (oooo) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Germany Fund is incorporated herein by reference as Exhibit 5(ffff) to Post-Effective Amendment No. 62.
    (pppp)Form of Management Contract between Fidelity United Kingdom Fund and Fidelity Management & Research Company is incorporated herein by reference as Exhibit 5(pppp) to Post-Effective Amendment No. 62.
(qqqq)Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity United Kingdom Fund is incorporated herein by reference as Exhibit 5(qqqq) to Post-Effective Amendment No. 62.
     (rrrr) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity United Kingdom Fund is incorporated herein by reference as Exhibit 5(rrrr) to Post-Effective Amendment No. 62.
 (ssss) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity United Kingdom Fund is incorporated herein by reference as Exhibit 5(ssss) to Post-Effective Amendment No. 62.
   (tttt) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity United Kingdom Fund is incorporated herein by reference as Exhibit 5(ffff) to Post-Effective Amendment No. 62.
     (uuuu) Form of Management Contract between Fidelity Japan Small Companies Fund and Fidelity Management & Research Company is incorporated herein by reference as Exhibit 5(uuuu) to Post-Effective Amendment No. 60.
   (vvvv) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Japan Small Companies Fund is incorporated herein by reference as
Exhibit 5(vvvv) to Post-Effective Amendment No. 62.
(wwww) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Japan Small Companies Fund is incorporated herein by reference as
Exhibit 5(wwww) to Post-Effective Amendment No. 62.
   (xxxx) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Japan Small Companies Fund is incorporated herein by reference as Exhibit 5(xxxx) to Post-Effective Amendment No. 62.
     (yyyy) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Japan Small Companies Fund is incorporated herein by reference as
Exhibit 5(yyyy) to Post-Effective Amendment No. 62.
      (zzzz) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Japan Small Companies Fund was filed as Exhibit 5(zzzz) in Post-Effective Amendment No. 60.
    (aaaaa) Form of Management Contract between Fidelity Hong Kong and China Fund and Fidelity Management & Research Company is incorporated herein by reference as Exhibit 5(aaaaa) to Post-Effective Amendment No. 60.
   (bbbbb) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Hong Kong and China Fund is incorporated herein by reference as
Exhibit 5(bbbbb) to Post-Effective Amendment No. 62.
    (ccccc) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Hong Kong and China Fund is incorporated herein by reference as
Exhibit 5(ccccc) to Post-Effective Amendment No. 62.
   (ddddd) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Hong Kong and China Fund is incorporated herein by reference as Exhibit 5(ddddd) to Post-Effective Amendment No. 62.
    (eeeee) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Hong Kong and China Fund is incorporated herein by reference as
Exhibit 5(eeeee) to Post-Effective Amendment No. 62.
      (fffff) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Hong Kong and China Fund is incorporated herein by reference as
Exhibit 5(fffff) to Post-Effective Amendment No. 60.
   (ggggg) Form of Management Contract between Fidelity Nordic Fund and Fidelity Management & Research Company is incorporated herein by reference as Exhibit 5(ggggg) to Post-Effective Amendment No. 62.
   (hhhhh) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Nordic Fund is incorporated herein by reference as Exhibit 5(hhhhh) to Post-Effective Amendment No. 62.
       (iiiii) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Nordic Fund is incorporated herein by reference as Exhibit 5(iiiii) to Post-Effective Amendment No. 62.
       (jjjjj) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Nordic Fund is incorporated herein by reference as Exhibit 5(jjjjj) to Post-Effective Amendment No. 62.
      (kkkkk) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Nordic Fund is incorporated herein by reference as Exhibit 5(kkkkk) to Post-Effective Amendment No. 62.
(6) (a) General Distribution Agreement dated April 1, 1987 between Fidelity Overseas Fund, Fidelity Europe Fund, Fidelity Pacific Basin Fund, Fidelity International Growth & Income Fund, Fidelity Canada Fund, dated May 19, 1990, between Fidelity Worldwide Fund, dated September 30, 1990, between Fidelity Emerging Markets Fund (formerly "Fidelity International Opportunities Fund", dated December 12, and between Fidelity Diversified International Fund and Fidelity Distributors Corporation are incorporated herein by reference to Exhibit Nos. 6(a)(1-8) to Post-Effective Amendment No. 57.
(b) General Distribution Agreement between Fidelity Global Bond Fund and Fidelity Distributors Corporation dated April 1, 1987, is incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 58.
(c) Amendment, dated January 1, 1988, to General Distribution Agreement between Fidelity Global Bond Fund and Fidelity Distributors Corporation, dated April 1, 1987, is incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 58.
(d) General Distribution Agreement between Fidelity Short-Term World Income Fund and Fidelity Distributors Corporation dated September 20, 1991, is incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 58.
(e) Amendment, dated May 10, 1994, to General Distribution Agreement between Fidelity Short-Term World Income Fund and Fidelity Distributors Corporation, dated September 20, 1991, is incorporated herein by reference to Exhibit 6(e) to Post-Effective Amendment No. 58.
(f) General Distribution Agreement between Fidelity Diversified International Fund and Fidelity Distributors Corporation dated December 12, 1991 is incorporated herein by reference to Exhibit 6(k) to Post-Effective Amendment No. 38.
(g) General Distribution Agreement between Fidelity Japan Fund and Fidelity Distributors Corporation dated July 16, 1992, is incorporated herein by reference to Exhibit 6(l) to Post-Effective Amendment No. 55.
(h) General Distribution Agreement between Fidelity Latin America Fund and Fidelity Distributors Corporation dated March 18, 1993, is incorporated herein by reference to Exhibit 6(m) to Post-Effective Amendment No. 55.
(i) General Distribution Agreement between Fidelity Southeast Asia Fund and Fidelity Distributors Corporation dated March 18, 1993, is incorporated herein by reference to Exhibit 6(n) to Post-Effective Amendment No. 55.
(j) General Distribution Agreement between Fidelity New Markets Income Fund and Fidelity Distributors Corporation was filed as Exhibit 6(o) to Post-Effective Amendment No. 50.
(k) General Distribution Agreement between Fidelity Europe Capital Appreciation Fund and Fidelity Distributors Corporation dated November 18, 1993, is incorporated herein by reference to Exhibit 6(p) to Post-Effective Amendment No. 55.
(l) General Distribution Agreement between Fidelity International Value Fund and Fidelity Distributors Corporation, dated September 16, 1994, is incorporated herein by reference to Exhibit 6(j) to Post-Effective Amendment No. 58.
(m) Form of General Distribution Agreement between Fidelity France Fund and Fidelity Distributors Corporation was filed as Exhibit 6(m) in Post-Effective Amendment No. 60.
(n) Form of General Distribution Agreement between Fidelity Germany Fund and Fidelity Distributors Corporation was filed as Exhibit 6(n) in Post-Effective Amendment No. 60.
(o) Form of General Distribution Agreement between Fidelity United Kingdom Fund and Fidelity Distributors Corporation was filed as Exhibit 6(o) in Post-Effective Amendment No. 60.
(p) Form of General Distribution Agreement between Fidelity Japan Small Companies Fund and Fidelity Distributors Corporation was filed as Exhibit 6(p) in Post-Effective Amendment No. 60.
(q) Form of General Distribution Agreement between Fidelity Hong Kong and China Fund and Fidelity Distributors Corporation was filed as Exhibit 6(q) in Post-Effective Amendment No. 60.
(r) Form of General Distribution Agreement between Fidelity Nordic Fund and Fidelity Distributors Corporation was filed as Exhibit 6(r) in Post-Effective Amendment No. 60.
(7) (a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, is incorporated herein by reference to Exhibit 7 to Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (b) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of December 1,1995 is incorporated herein by reference to Exhibit 7(b) to Fidelity School Street Trust's (File No. 2-57167) Post-Effective Amendment No. 47.
(8)(a) Custodian Agreement, Appendix A, and Appendix C, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Investment Trust on behalf of Fidelity Diversified Global Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Global Bond Fund, Fidelity International Growth & Income Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity New Markets Income Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund, and Fidelity Worldwide Fund is incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 59..
(8)(b) Appendix B, dated December 15, 1994, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Investment Trust on behalf of Fidelity Diversified Global Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Global Bond Fund, Fidelity International Growth & Income Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity New Markets Income Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund, and Fidelity Worldwide Fund is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 59.
(8)(c) Custodian Agreement, Appendix A, and Appendix C, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Investment Trust on behalf of Fidelity France Fund, Fidelity Germany Fund, Fidelity Japan Small Companies Fund, Fidelity United Kingdom Fund, Fidelity Hong Kong and China Fund, Fidelity Nordic Fund, Fidelity Canada Fund, Fidelity Latin America Fund, and Fidelity Short-Term World Income Fund is incorporated herein by reference to Exhibit 8(a) to Fidelity Commonwealth Trust's Post-Effective Amendment No. 56 (File No. 2-52322).
(8)(d) Appendix B, dated December 15, 1994, to the Custodian Agreement, dated December 1, 1994, between Brown Brothers Harriman & Company and Fidelity Investment Trust on behalf of Fidelity France Fund, Fidelity Germany Fund, Fidelity Japan Small Companies Fund, Fidelity United Kingdom Fund, Fidelity Hong Kong and China Fund, Fidelity Nordic Fund, Fidelity, Fidelity Canada Fund, Fidelity Latin America Fund, and Fidelity Short-Term World Income Fund is incorporated herein by reference to Exhibit 8(b) to Fidelity Commonwealth Trust's Post-Effective Amendment No. 56 (File No. 2-52322).
(9) Not applicable.
(10) Not applicable.
(11) (a) Consent of Coopers & Lybrand L.L.P. is filed herein as Exhibit
11(a).
      (b) Consent of Price Waterhouse LLP is filed herein as Exhibit 11(b).
(12) Not applicable.
(13) Not applicable.
(14) (a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) to Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) to Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) to Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) to Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) to Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) to Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(l) to Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(m) to Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) to Fidelity Commonwealth Trust's (File No. 2-52322) Post Effective Amendment No. 57.
 (j) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to
Exhibit 14(o) to Fidelity Commonwealth Trust's (File No. 2-52322) Post Effective Amendment No. 57.
 (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) to Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) to Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) to Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) to Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) to Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(c) to Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (15) (a) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity
Global Bond Fund is incorporated   herein as by reference to Exhibit 15(a)
to Post-Effective Amendment No. 58.
  (b) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity
Short-Term World Income Fund is   incorporated herein by reference to
Exhibit 15(b) to Post-Effective Amendment No. 58.
  (c) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity New Markets Income Fund is incor- porated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 58.
 (16) (a) Schedule for computation of total return calculations for
Fidelity Canada Fund is filed herein      as Exhibit 16(a).
  (b) Schedule for computation of moving averages is incorporated herein by
reference to Exhibit 16(c) to   Post Effective Amendment No. 53.
 (17)  Financial Data Schedules are filed herein as Exhibit 27.
 (18)  Not applicable.
Item 25.  Persons Controlled by or Under Common Control with Registrant
 The Board of Trustees of Registrant is the same as the Board of Trustees of other funds advised by FMR, each of which has Fidelity Management & Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26.  Number of Holders of Securities:   October 31, 1995
Title of Class:  Shares of Beneficial Interest
Name of Series   Number of Record Holders

      Fidelity Overseas Fund
      549,515

      Fidelity Europe Fund    57,145

      Fidelity Pacific Basin Fund   58,589

      Fidelity International Growth & Income Fund
      152,178

      Fidelity International Value Fund    6,646

      Fidelity Global Bond Fund
      26,929

      Fidelity Canada Fund    34,627

      Fidelity Worldwide Fund    98,284

      Fidelity Emerging Markets Fund
       129,650

      Fidelity New Markets Income Fund
      12,641

      Fidelity Short-Term World Income Fund  8,641

      Fidelity Diversified International Fund  29,765

      Fidelity Japan Fund    37,152

      Fidelity Latin America Fund   68,161

      Fidelity Southeast Asia Fund   63,107

      Fidelity Europe Capital Appreciation Fund  20,416

      Fidelity France Fund
      0

      Fidelity Germany Fund
      0

      Fidelity United Kingdom Fund
      0

      Fidelity Hong Kong and China Fund
      0

      Fidelity Japan Small Companies Fund
      0

      Fidelity Nordic Fund
      0

      Fidelity Diversified Global Fund
      1

Item 27. Indemnification
 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit, or proceeding in which he is involved by virtue of his service as a Trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of willful misfeasance, bad faith, gross negligence, and reckless disregard of the obligations and duties under the Distribution Agreement.
 Pursuant to the agreement by which Fidelity Service Company ("Service") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify Service for its losses, claims, damages, liabilities and expenses to the extent the Transfer Agent is entitled to and receives indemnification from the Registrant for the same events. Under the Transfer Agency Agreement, the Registrant agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, which names the Transfer Agent and/or the Registrant as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith, negligence or reckless disregard of its duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith, negligence or reckless disregard of its duties) which results from the negligence of the Registrant, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Registrant, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d   Chairman of the Executive Committee of FMR; President
                       and Chief Executive Officer of FMR Corp.; Chairman of
                       the Board and a Director of FMR, FMR Corp., FMR Texas
                       Inc., Fidelity Management & Research (U.K.) Inc., and
                       Fidelity Management & Research (Far East) Inc.; President
                       and Trustee of funds advised by FMR.



J. Gary Burkhead       President of FMR; Managing Director of FMR Corp.;
                       President and a Director of FMR Texas Inc., Fidelity
                       Management & Research (U.K.) Inc., and Fidelity
                       Management & Research (Far East) Inc.; Senior Vice
                       President and Trustee of funds advised by FMR.



Peter S. Lynch         Vice Chairman and Director of FMR.



Robert Beckwitt        Vice President of FMR and of funds advised by FMR.



David Breazzano        Vice President of FMR (1993) and of a fund advised by
                       FMR.



Stephan Campbell       Vice President of FMR (1993).



Dwight Churchill       Vice President of FMR (1993).



William Danoff         Vice President of FMR (1993) and of a fund advised by
                       FMR.



Scott DeSano           Vice President of FMR (1993).



Penelope Dobkin        Vice President of FMR and of a fund advised by FMR.



Larry Domash           Vice President of FMR (1993).



George Domolky         Vice President of FMR (1993) and of a fund advised by
                       FMR.



Robert K. Duby         Vice President of FMR.



Margaret L. Eagle      Vice President of FMR and of a fund advised by FMR.



Kathryn L. Eklund      Vice President of FMR.



Richard B. Fentin      Senior Vice President of FMR (1993) and of a fund advised
                       by FMR.



Daniel R. Frank        Vice President of FMR and of funds advised by FMR.



Michael S. Gray        Vice President of FMR and of funds advised by FMR.



Lawrence Greenberg     Vice President of FMR (1993).



Barry A. Greenfield    Vice President of FMR and of a fund advised by FMR.



William J. Hayes       Senior Vice President of FMR; Equity Division Leader.



Robert Haber           Vice President of FMR and of funds advised by FMR.



Richard C. Habermann   Senior Vice President of FMR (1993).



Daniel Harmetz         Vice President of FMR and of a fund advised by FMR.



Ellen S. Heller        Vice President of FMR.




John Hickling   Vice President of FMR (1993) and of funds advised by
                FMR.




Robert F. Hill              Vice President of FMR; Director of Technical Research.



Curtis Hollingsworth        Vice President of FMR (1993).



Stephen P. Jonas            Treasurer and Vice President of FMR (1993)); Treasurer of
                            FMR Texas Inc. (1993), Fidelity Management & Research
                            (U.K.) Inc. (1993), and Fidelity Management & Research
                            (Far East) Inc. (1993).



David B. Jones              Vice President of FMR (1993).



Steven Kaye                 Vice President of FMR (1993) and of a fund advised by
                            FMR.



Frank Knox                  Vice President of FMR (1993).



Robert A. Lawrence          Senior Vice President of FMR (1993); High Income
                            Division Leader.



Alan Leifer                 Vice President of FMR and of a fund advised by FMR.



Harris Leviton              Vice President of FMR (1993) and of a fund advised by
                            FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Malcolm W. MacNaught III    Vice President of FMR (1993).



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David Murphy                Vice President of FMR and of funds advised by FMR.



Andrew Offit                Vice President of FMR (1993).



Judy Pagliuca               Vice President of FMR (1993).



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR and of funds advised by FMR.



Lee Sandwen                 Vice President of FMR (1993).



Patricia A. Satterthwaite   Vice President of FMR (1993) and of a fund advised by
                            FMR.



Thomas T. Soviero           Vice President of FMR (1993).



Richard Spillane            Vice President of FMR; Senior Vice President and Director
                            of Operations and Compliance of FMR U.K. (1993).



Robert E. Stansky           Senior Vice President of FMR (1993) and of funds advised
                            by FMR.



Gary L. Swayze              Vice President of FMR and of funds advised by FMR;
                            Tax-Free Fixed-Income Group Leader.



Thomas Sweeney              Vice President of FMR (1993).



Beth F. Terrana             Senior Vice President of FMR (1993) and of funds advised
                            by FMR.



Joel Tillinghast            Vice President of FMR (1993) and of a fund advised by
                            FMR.



Robert Tucket               Vice President of FMR (1993).



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR; Growth Group Leader.



Jeffrey Vinik               Senior Vice President of FMR (1993) and of a fund advised
                            by FMR.



Arthur S. Loring            Senior Vice President (1993), Clerk, and General Counsel
                            of FMR; Vice President, Legal of FMR Corp.; Secretary of
                            funds advised by FMR.


(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d   Chairman and Director of FMR U.K.; Chairman of the
                       Executive Committee of FMR; Chief Executive Officer of FMR
                       Corp.; Chairman of the Board and a Director of FMR, FMR
                       Corp., FMR Texas Inc., and Fidelity Management & Research
                       (Far East) Inc.; President and Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR U.K.; President of FMR;
                       Managing Director of FMR Corp.; President and a Director of
                       FMR Texas Inc. and Fidelity Management & Research (Far
                       East) Inc.; Senior Vice President and Trustee of funds advised by FMR.



Richard C. Habermann   Senior Vice President of FMR U.K.; Senior Vice President of
                       Fidelity Management & Research (Far East) Inc.; Director of
                       Worldwide Research of FMR.



Richard Spillane       Senior Vice President and Director of Operations and
                       Compliance of FMR U.K. (1993).



Stephen P. Jonas       Treasurer of FMR U.K. (1993), Fidelity Management &
                       Research (Far East) Inc. (1993), and FMR Texas Inc. (1993);
                       Treasurer and Vice President of FMR (1993).



David Weinstein        Clerk of FMR U.K.; Clerk of Fidelity Management & Research
                       (Far East) Inc.; Secretary of FMR Texas Inc.



(3)  FIDELITY MANAGEMENT & RESEARCH (FAR EAST) INC. (FMR Far East)
 FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d   Chairman and Director of FMR Far East; Chairman of the
                       Executive Committee of FMR; Chief Executive Officer of
                       FMR Corp.; Chairman of the Board and a Director of
                       FMR, FMR Corp., FMR Texas Inc. and Fidelity
                       Management & Research (U.K.) Inc.; President and
                       Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR Far East; President of
                       FMR; Managing Director of FMR Corp.; President and a
                       Director of FMR Texas Inc. and Fidelity Management &
                       Research (U.K.) Inc.; Senior Vice President and Trustee
                       of funds advised by FMR.



Richard C. Habermann   Senior Vice President of FMR Far East; Senior Vice
                       President of Fidelity Management & Research (U.K.)
                       Inc.; Director of Worldwide Research of FMR.



William R. Ebsworth    Vice President of FMR Far East.



Bill Wilder            Vice President of FMR Far East (1993).



Stephen P. Jonas        Treasurer of FMR Far East (1993), Fidelity Management
                          & Research (U.K.) Inc. (1993), and FMR Texas Inc.
                            (1993); Treasurer and Vice President of FMR (1993).



David C. Weinstein     Clerk of FMR Far East; Clerk of Fidelity Management &
                       Research (U.K.) Inc.; Secretary of FMR Texas Inc.



(4)  FIDELITY INTERNATIONAL INVESTMENT ADVISORS
       Pembroke Hall, 42 Crow Lane, Pembroke, Bermuda
 The directors and officers of Fidelity International Investment Advisors
(FIIA) have held, during the past two fiscal years, the following positions of a substantial nature.

Anthony J. Bolton      Director of FIIA and FIIAL (U.K.); Director of Fidelity
                       International Management Holdings Limited.



Martin P. Cambridge    Director of FIIA and FIIAL (U.K.); Chief Financial
                       Officer of Fidelity International Ltd. and Fidelity
                       Investment Services Ltd.



Charles T. Collis      Director of FIIA; Partner in Conyers, Dill & Pearman,
                       Hamilton, Bermuda; Secretary to many companies in the
                       Fidelity international group of companies.



William R. Ebsworth    Director of FIIA.



Brett P. Goodin        Director, Vice President, and Secretary of FIIA (1994).



Terrence V. Richards   Assistant Secretary of FIIA (1994).



David J. Saul          Director and President of FIIA; Director of Fidelity
                       International Limited.

(5)  FIDELITY INTERNATIONAL INVESTMENT ADVISORS (U.K.) LIMITED
      27-28 Lovat Lane, London, England
 The directors and officers of Fidelity International Investment Advisors
(U.K.) Limited (FIIAL (U.K.)) have held, during the past two fiscal years, the following positions of a substantial nature.
Anthony J. Bolton     Director of FIIAL (U.K.) and FIIA; Director of Fidelity
                      International Management Holdings Limited.



Martin P. Cambridge   Director and Secretary of FIIAL (U.K.) and FIIA; Chief
                      Financial Officer of Fidelity Investments Japan Limited,
                      Fidelity International Ltd., and Fidelity Investment
                      Services Ltd.



C. Bruce Johnstone    Director of FIIAL (U.K.).

(6)  FIDELITY INVESTMENTS JAPAN LIMITED
      Shiroyama JT Mori Bldg., 3-1, Toranomon 4-chome, Minato-ku, Tokyo
105, Japan
 The directors and officers of Fidelity Investments Japan Limited have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d   Chairman & Representative Director of Fidelity
                       Investments Japan Limited, Chairman and Director of
                       FMR Far East, Chairman of the Executive Committee of
                       FMR, Chief Executive Officer of FMR Corp., Chairman
                       of the Board and a Director of FMR, FMR Corp., FMR
                       Texas Inc. and Fidelity Management & Research (U.K.)
                       Inc., President and Trustee of funds advised by FMR.



Yasuo Kuramoto         Vice Chairman & Representative Director & Portfolio
                       Manager of Fidelity Investments Japan Limited,
                       Chairman & Representative Director & Portfolio
                       Adviser of Fidelity International Investment Advisors
                       (Japan) Limited (1991-1993)



Yasukazu Akamatsu      President & Representative Director of Fidelity
                       Investments Japan Limited, Portfolio Manager of
                       Fidelity Investments Japan Limited (1993).



Hiroshi Yamashita      Managing Director & Portfolio Manager of Fidelity
                       Investments Japan Limited.



Nobuhide Kamiyama      Director & General Manager of Planning and Marketing
                       of Fidelity Investments Japan Limited.



Arthur M. Jesson       Director & General Manager of Information Systems
                       and Trading of Fidelity Investments Japan Limited.



Martin P. Cambridge    Director of Fidelity Investments Japan Limited, Chief
                       Financial Officer of Fidelity International Limited,
                       Financial Officer of Fidelity Investments International,
                       Director of Fidelity International Investment Advisors,
                       Director of Fidelity Investments (Taiwan) Limited,
                       Director & Secretary of Fidelity International
                       Investment Advisors (U.K.) Limited.



Noboru Kawai           Director & General Manager of Administration of
                       Fidelity Investments Japan Limited.



Dan H. Blanks          Director of Fidelity Investments Japan Limited,
                       President of Fidelity International Investments Limited,
                       Director of Fidelity International Limited (1993).



Shinobu Kasaya         Portfolio Manager of Fidelity Investments Japan
                       Limited.



Ken-ichi Mizushita     Portfolio Manager of Fidelity Investments Japan
                       Limited.



Edward S.J. Bang       Portfolio Manager of Fidelity Investments Japan
                       Limited (1994), Senior Analyst of Fidelity Management
                       & Research (Far East) Inc. (1991-1994).



Shigeki Makino         Portfolio Manager of Fidelity Investments Japan
                       Limited (1994), Senior Analyst of Fidelity Management
                       & Research (Far East) Inc. (1991-1994).



Asako Kibe             Portfolio Manager of Fidelity Investments Japan
                       Limited (1995), Senior Analyst of Fidelity Management
                       & Research (Far East) Inc. (1991-1995).


Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

W. Humphrey Bogart     Director                   None

Kurt A. Lange          President and Treasurer    None

Thomas W. Littauer     Senior Vice President      None

Arthur S. Loring       Vice President and Clerk   Secretary

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Co., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians The Chase Manhattan Bank, 1211 Avenue of the Americas, New York, N.Y. and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA.
Item 31. Management Services
 Not applicable.
Item 32. Undertakings
(a) The Registrant on behalf of Fidelity Overseas Fund, Fidelity Europe Fund, Fidelity Pacific Basin Fund, Fidelity International Growth & Income Fund, Fidelity Global Bond Fund, Fidelity Canada Fund, Fidelity Worldwide Fund, Fidelity Emerging Markets Fund, Fidelity New Markets Income Fund, Fidelity Short-Term World Income Fund, Fidelity Diversified International Fund, Fidelity Japan Fund, Fidelity Diversified Global Fund, Fidelity Latin America Fund, Fidelity Southeast Asia Fund, Fidelity Europe Capital Appreciation Fund, Fidelity International Value Fund, Fidelity France Fund, Fidelity Germany Fund, Fidelity Hong Kong and China Fund, Fidelity Japan Small Companies Fund, Fidelity Nordic Fund, and Fidelity United Kingdom Fund undertakes to deliver to each person who has received the prospectus or annual or semiannual financial report for a fund in an electronic format, upon his or her request and without charge, a paper copy of the prospectus or annual or semiannual report for the fund.
(b) The Registrant undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within six months of Fidelity Diversified Global Fund's effectiveness.
(c) Each Registrant undertakes: 1) to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and 2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2), whenever shareholders meeting the qualifications set forth in 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.
(d) The Registrant undertakes to file a Post-Effective Amendment, using financial statements for Fidelity France Fund, Fidelity Germany Fund, Fidelity United Kingdom Fund, Fidelity Japan Small Companies Fund, Fidelity Hong Kong and China Fund, and Fidelity Nordic Fund that need not be certified, within six months of the funds' effectiveness, unless permitted by the SEC to extend this period.
(e) The Registrant, on behalf of all funds, provided the information required by Item 5A is contained in the annual report, undertakes to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 64 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Massachusetts, on the 26th day of December 1995.
      Fidelity Investment Trust
      By /s/Edward C. Johnson 3d (dagger)
        Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
     (Signature)    (Title)   (Date)


/s/Edward C. Johnson 3d(dagger)   President and Trustee           December  26 , 1995

    Edward C. Johnson 3d          (Principal Executive Officer)




/s/Kenneth A. Rathgeber     Treasurer   December 26, 1995

    Kenneth A. Rathgeber

/s/J. Gary Burkhead    Trustee   December 26, 1995

    J. Gary Burkhead


/s/Ralph F. Cox              *   Trustee   December 26, 1995

   Ralph F. Cox


/s/Phyllis Burke Davis   *   Trustee   December 26, 1995

    Phyllis Burke Davis


/s/Richard J. Flynn         *   Trustee   December 26, 1995

    Richard J. Flynn


/s/E. Bradley Jones         *   Trustee   December 26, 1995

    E. Bradley Jones


/s/Donald J. Kirk             *   Trustee   December 26, 1995

    Donald J. Kirk


/s/Peter S. Lynch             *   Trustee   December 26, 1995

    Peter S. Lynch


/s/Edward H. Malone      *   Trustee   December 26, 1995

   Edward H. Malone


/s/Marvin L. Mann_____*    Trustee   December 26 , 1995

   Marvin L. Mann

/s/Gerald C. McDonough*   Trustee   December 26 , 1995

    Gerald C. McDonough

/s/Thomas R. Williams    *   Trustee   December, 1995

   Thomas R. Williams

(dagger) Signatures affixed by J. Gary Burkhead pursuant to a power of attorney dated December 15, 1994 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 15, 1994 and filed herewith.
POWER OF ATTORNEY
 We, the undersigned Directors, Trustees or General Partners, as the case may be, of the following investment companies:

Fidelity Advisor Annuity Fund         Fidelity Income Fund
Fidelity Advisor Series I             Fidelity Institutional Trust
Fidelity Advisor Series II            Fidelity Investment Trust
Fidelity Advisor Series III           Fidelity Magellan Fund
Fidelity Advisor Series IV            Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series V             Fidelity Mt. Vernon Street Trust
Fidelity Advisor Series VI            Fidelity Municipal Trust
Fidelity Advisor Series VII           Fidelity New York Municipal Trust
Fidelity Advisor Series VIII          Fidelity Puritan Trust
Fidelity California Municipal Trust   Fidelity School Street Trust
Fidelity Capital Trust                Fidelity Securities Fund
Fidelity Charles Street Trust         Fidelity Select Portfolios
Fidelity Commonwealth Trust           Fidelity Sterling Performance Portfolio, L.P.
Fidelity Congress Street Fund         Fidelity Summer Street Trust
Fidelity Contrafund                   Fidelity Trend Fund
Fidelity Corporate Trust              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Court Street Trust           Fidelity U.S. Investments-Government Securities
Fidelity Deutsche Mark Performance       Fund, L.P.
  Portfolio, L.P.                     Fidelity Union Street Trust
Fidelity Devonshire Trust             Fidelity Yen Performance Portfolio, L.P.
Fidelity Exchange Fund                Spartan U.S. Treasury Money Market
Fidelity Financial Trust                 Fund
Fidelity Fixed-Income Trust           Variable Insurance Products Fund
Fidelity Government Securities Fund   Variable Insurance Products Fund II
Fidelity Hastings Street Trust


plus any other investment company for which Fidelity Management & Research Company acts as investment adviser and for which the undersigned individuals serve as Board Members (collectively, the "Funds"), hereby severally constitute and appoint Arthur J. Brown, Arthur C. Delibert, Robert C. Hacker, Richard M. Phillips, Dana L. Platt and Stephanie A. Djinis, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS our hands on this fifteenth day of December, 1994.
/s/Edward C. Johnson 3d         /s/Donald J. Kirk

Edward C. Johnson 3d            Donald J. Kirk





/s/J. Gary Burkhead             /s/Peter S. Lynch

J. Gary Burkhead                Peter S. Lynch





/s/Ralph F. Cox                 /s/Marvin L. Mann

Ralph F. Cox                    Marvin L. Mann





/s/Phyllis Burke Davis          /s/Edward H. Malone

Phyllis Burke Davis             Edward H. Malone





/s/Richard J. Flynn             /s/Gerald C. McDonough

Richard J. Flynn                Gerald C. McDonough





/s/E. Bradley Jones             /s/Thomas R. Williams

E. Bradley Jones                Thomas R. Williams

POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee or General Partner, as the case may be, of the following investment companies:

Fidelity Advisor Annuity Fund         Fidelity Institutional Trust
Fidelity Advisor Series I             Fidelity Investment Trust
Fidelity Advisor Series II            Fidelity Magellan Fund
Fidelity Advisor Series III           Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series IV            Fidelity Money Market Trust
Fidelity Advisor Series V             Fidelity Mt. Vernon Street Trust
Fidelity Advisor Series VI            Fidelity Municipal Trust
Fidelity Advisor Series VII           Fidelity New York Municipal Trust
Fidelity Advisor Series VIII          Fidelity Puritan Trust
Fidelity California Municipal Trust   Fidelity School Street Trust
Fidelity Capital Trust                Fidelity Securities Fund
Fidelity Charles Street Trust         Fidelity Select Portfolios
Fidelity Commonwealth Trust           Fidelity Sterling Performance Portfolio, L.P.
Fidelity Congress Street Fund         Fidelity Summer Street Trust
Fidelity Contrafund                   Fidelity Trend Fund
Fidelity Corporate Trust              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Court Street Trust           Fidelity U.S. Investments-Government Securities
Fidelity Destiny Portfolios              Fund, L.P.
Fidelity Deutsche Mark Performance    Fidelity Union Street Trust
  Portfolio, L.P.                     Fidelity Yen Performance Portfolio, L.P.
Fidelity Devonshire Trust             Spartan U.S. Treasury Money Market
Fidelity Exchange Fund                   Fund
Fidelity Financial Trust              Variable Insurance Products Fund
Fidelity Fixed-Income Trust           Variable Insurance Products Fund II
Fidelity Government Securities Fund
Fidelity Hastings Street Trust
Fidelity Income Fund


plus any other investment company for which Fidelity Management & Research Company acts as investment adviser and for which the undersigned individual serves as President and Board Member (collectively, the "Funds"), hereby severally constitute and appoint J. Gary Burkhead, my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d   December 15, 1994

Edward C. Johnson 3d